UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:                           Vanguard Valley Forge Funds

Address of Registrant:                      P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:                    Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022—June 30, 2022

Item 1: Reports to Shareholders

Semiannual Report  |  June 30, 2022
Vanguard Balanced Index Fund

Contents
About Your Fund's Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	118
Liquidity Risk Management	119

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Balanced Index Fund
Investor Shares	$1,000.00	$829.00	$0.82
Admiral™ Shares	1,000.00	829.50	0.32
Institutional Shares	1,000.00	829.50	0.27
Based on Hypothetical 5% Yearly Return
Balanced Index Fund
Investor Shares	$1,000.00	$1,023.90	$0.90
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Balanced Index Fund
Fund Allocation
As of June 30, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	1.1%
Common Stocks	59.0
Corporate Bonds	11.0
Preferred Stocks	0.0
Sovereign Bonds	1.4
Taxable Municipal Bonds	0.3
U.S. Government and Agency Obligations	27.2
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Balanced Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (58.8%)
Basic Materials (1.2%)
	Linde plc	387,112	111,306
	Air Products and Chemicals Inc.	171,063	41,137
	Newmont Corp.	611,836	36,508
	Freeport-McMoRan Inc.	1,120,796	32,795
	Ecolab Inc.	198,961	30,592
	Dow Inc.	559,488	28,875
	International Flavors & Fragrances Inc.	197,491	23,525
	Fastenal Co.	441,219	22,026
	Nucor Corp.	204,800	21,383
	Albemarle Corp.	90,455	18,903
	LyondellBasell Industries NV Class A	203,049	17,759
	CF Industries Holdings Inc.	161,575	13,852
	Mosaic Co.	279,350	13,194
	International Paper Co.	286,985	12,005
	FMC Corp.	97,315	10,414
	Avery Dennison Corp.	63,603	10,295
	Steel Dynamics Inc.	136,688	9,042
	Eastman Chemical Co.	98,425	8,836
	Celanese Corp.	74,428	8,754
	Reliance Steel & Aluminum Co.	47,540	8,075
	Alcoa Corp.	143,100	6,523
*	Cleveland-Cliffs Inc.	366,091	5,627
	Royal Gold Inc.	50,621	5,405
	Olin Corp.	111,446	5,158
*	RBC Bearings Inc.	22,318	4,128
	Valvoline Inc.	139,534	4,023
	Ashland Global Holdings Inc.	38,750	3,993
	Huntsman Corp.	137,913	3,910
	Chemours Co.	117,379	3,759
	Hexcel Corp.	64,717	3,385
	Element Solutions Inc.	182,779	3,254
	United States Steel Corp.	178,043	3,189
*	Univar Solutions Inc.	127,713	3,176
	UFP Industries Inc.	46,235	3,150
	Commercial Metals Co.	94,361	3,123
	Balchem Corp.	22,616	2,934
*	Livent Corp.	127,674	2,897
	Cabot Corp.	44,156	2,817
	Timken Co.	51,805	2,748
	Avient Corp.	68,323	2,738
	Sensient Technologies Corp.	32,733	2,637
	Westlake Corp.	25,122	2,463
*	MP Materials Corp.	76,161	2,443
	Scotts Miracle-Gro Co.	29,878	2,360
*	Arconic Corp.	82,037	2,301
	Mueller Industries Inc.	41,401	2,206
*	Ingevity Corp.	30,291	1,913
	Innospec Inc.	19,761	1,893
	Boise Cascade Co.	30,705	1,827
	NewMarket Corp.	5,878	1,769
	Stepan Co.	16,746	1,697
	Hecla Mining Co.	427,152	1,674
	Minerals Technologies Inc.	26,839	1,646
	Tronox Holdings plc Class A	87,714	1,474
	Quaker Chemical Corp.	9,735	1,456
*	GCP Applied Technologies Inc.	42,243	1,321
	Materion Corp.	15,393	1,135
		Shares	Market Value• ($000)
	Worthington Industries Inc.	23,989	1,058
	Kaiser Aluminum Corp.	13,151	1,040
	Carpenter Technology Corp.	36,597	1,021
	GrafTech International Ltd.	143,000	1,011
	Compass Minerals International Inc.	27,193	962
	Sylvamo Corp.	23,562	770
*	Uranium Energy Corp.	241,743	745
	AdvanSix Inc.	20,929	700
	Schweitzer-Mauduit International Inc.	25,778	648
*	TimkenSteel Corp.	34,305	642
*	US Silica Holdings Inc.	53,800	614
	Schnitzer Steel Industries Inc. Class A	18,601	611
*,1	Energy Fuels Inc.	120,446	591
*	Coeur Mining Inc.	172,147	523
	Ecovyst Inc.	50,500	497
*	Clearwater Paper Corp.	14,637	492
*	Resolute Forest Products Inc.	37,600	480
*	Origin Materials Inc.	92,204	472
*	Piedmont Lithium Inc.	12,436	453
	American Vanguard Corp.	19,365	433
	Hawkins Inc.	11,998	432
	Koppers Holdings Inc.	17,410	394
	Haynes International Inc.	11,967	392
	Neenah Inc.	11,328	387
	Tredegar Corp.	37,746	378
*	Intrepid Potash Inc.	7,428	336
*,1	5E Advanced Materials Inc.	25,800	314
	Ryerson Holding Corp.	14,167	302
*	LSB Industries Inc.	21,677	300
	Omega Flex Inc.	2,737	295
*	Century Aluminum Co.	37,670	278
*	Amyris Inc.	148,400	275
*	Alto Ingredients Inc.	72,356	268
*	Unifi Inc.	16,177	227
*	Northwest Pipe Co.	7,317	219
	Glatfelter Corp.	29,983	206
*	Synalloy Corp.	12,800	180
*	Hycroft Mining Holding Corp. Class A	152,110	169
*,1	Dakota Gold Corp.	50,500	169
	Olympic Steel Inc.	6,373	164
	Gold Resource Corp.	88,800	145
*	Ur-Energy Inc.	114,960	122
	FutureFuel Corp.	16,400	119
*	Rayonier Advanced Materials Inc.	44,700	117
*	Marrone Bio Innovations Inc.	77,379	90
*	Gatos Silver Inc.	22,900	66
*	Universal Stainless & Alloy Products Inc.	7,442	55
	Northern Technologies International Corp.	5,764	54
*	Zymergen Inc.	41,700	51
	Culp Inc.	7,359	32
	United-Guardian Inc.	2,067	31
	Eastern Co.	1,347	27
*	NN Inc.	10,564	27
	Friedman Industries Inc.	2,625	21
	Chicago Rivet & Machine Co.	710	20
*	Solitario Zinc Corp.	21,690	12
*	United States Antimony Corp.	19,099	8
*	Ampco-Pittsburgh Corp.	1,874	7
*	US Gold Corp.	708	3

Balanced Index Fund
		Shares	Market Value• ($000)
*	Golden Minerals Co.	648	—
*,2	F-star Therapeutics Inc. CVR	2,730	—
			607,883
Consumer Discretionary (8.1%)
*	Amazon.com Inc.	6,672,980	708,737
*	Tesla Inc.	679,570	457,636
	Home Depot Inc.	792,845	217,454
	Costco Wholesale Corp.	342,112	163,967
	McDonald's Corp.	569,671	140,640
*	Walt Disney Co.	1,406,049	132,731
	Walmart Inc.	1,061,796	129,093
	NIKE Inc. Class B	978,982	100,052
	Lowe's Cos. Inc.	502,799	87,824
	Starbucks Corp.	883,873	67,519
*	Netflix Inc.	342,984	59,978
*	Booking Holdings Inc.	31,363	54,854
	Target Corp.	357,237	50,453
	TJX Cos. Inc.	861,499	48,115
	Dollar General Corp.	176,686	43,366
	Activision Blizzard Inc.	542,107	42,208
	Estee Lauder Cos. Inc. Class A	161,086	41,024
	Ford Motor Co.	3,053,279	33,983
*	AutoZone Inc.	15,334	32,955
*	O'Reilly Automotive Inc.	50,807	32,098
*	General Motors Co.	1,010,503	32,094
	Marriott International Inc. Class A	227,113	30,890
*	Uber Technologies Inc.	1,365,925	27,947
*	Chipotle Mexican Grill Inc.	20,459	26,745
	Electronic Arts Inc.	216,265	26,309
*	Dollar Tree Inc.	165,534	25,798
	Yum! Brands Inc.	218,911	24,849
*	Lululemon Athletica Inc.	90,085	24,558
	Hilton Worldwide Holdings Inc.	214,459	23,899
*	Airbnb Inc. Class A	265,304	23,633
*	Warner Bros Discovery Inc.	1,692,426	22,712
	Ross Stores Inc.	271,572	19,072
*	Aptiv plc	207,869	18,515
	eBay Inc.	431,634	17,986
*	Copart Inc.	165,236	17,955
	Tractor Supply Co.	86,110	16,692
*	Southwest Airlines Co.	457,295	16,517
	DR Horton Inc.	243,055	16,088
*	Ulta Beauty Inc.	40,254	15,517
*	Take-Two Interactive Software Inc.	124,269	15,227
	Genuine Parts Co.	109,024	14,500
*	Delta Air Lines Inc.	498,135	14,431
	Lennar Corp. Class A	203,837	14,385
*	Trade Desk Inc. Class A	343,140	14,374
	VF Corp.	271,261	11,982
	Garmin Ltd.	119,300	11,721
*	CarMax Inc.	124,106	11,229
*	Expedia Group Inc.	117,324	11,126
	Domino's Pizza Inc.	27,698	10,794
	Darden Restaurants Inc.	95,334	10,784
*	Rivian Automotive Inc. Class A	416,464	10,720
	Pool Corp.	29,220	10,263
	Best Buy Co. Inc.	156,137	10,179
	Paramount Global Class B	410,236	10,125
	Omnicom Group Inc.	158,625	10,090
*	NVR Inc.	2,384	9,546
*	Live Nation Entertainment Inc.	113,810	9,398
*	United Airlines Holdings Inc.	255,962	9,066
	LKQ Corp.	184,379	9,051
*	Las Vegas Sands Corp.	268,083	9,005
	Interpublic Group of Cos. Inc.	301,440	8,299
	Service Corp. International	117,227	8,103
	Advance Auto Parts Inc.	46,380	8,028
	Hasbro Inc.	96,856	7,931
*	Liberty Media Corp.-Liberty Formula One Class C	123,832	7,860
		Shares	Market Value• ($000)
*,1	Lucid Group Inc.	454,997	7,808
	Fox Corp. Class A	239,603	7,706
*	ROBLOX Corp. Class A	232,050	7,625
	MGM Resorts International	262,681	7,605
	PulteGroup Inc.	181,228	7,182
*	Etsy Inc.	97,071	7,107
*	Burlington Stores Inc.	50,729	6,911
	Vail Resorts Inc.	31,648	6,901
	Whirlpool Corp.	42,863	6,638
	Rollins Inc.	188,430	6,580
*	BJ's Wholesale Club Holdings Inc.	104,404	6,506
*	American Airlines Group Inc.	496,399	6,294
	BorgWarner Inc.	183,363	6,119
*,1	GameStop Corp. Class A	49,700	6,078
	Lithia Motors Inc. Class A	21,976	6,039
	Aramark	195,744	5,996
*	Mattel Inc.	268,015	5,985
*	Caesars Entertainment Inc.	155,645	5,961
	Williams-Sonoma Inc.	53,644	5,952
	Tapestry Inc.	191,443	5,843
*	Royal Caribbean Cruises Ltd.	166,127	5,799
	Lear Corp.	45,506	5,729
*	Carnival Corp.	648,127	5,606
	Newell Brands Inc.	285,016	5,427
*,1	AMC Entertainment Holdings Inc. Class A	393,400	5,331
*	Deckers Outdoor Corp.	20,754	5,300
	Gentex Corp.	182,567	5,106
	Churchill Downs Inc.	26,535	5,082
	Nexstar Media Group Inc. Class A	30,185	4,917
*	Floor & Decor Holdings Inc. Class A	77,808	4,899
*	Five Below Inc.	42,106	4,776
	News Corp. Class A	303,485	4,728
	Bath & Body Works Inc.	174,640	4,701
*	Capri Holdings Ltd.	114,401	4,692
	Wyndham Hotels & Resorts Inc.	70,926	4,661
*	Wynn Resorts Ltd.	81,051	4,618
	Nielsen Holdings plc	193,696	4,498
*	Planet Fitness Inc. Class A	64,688	4,399
	Polaris Inc.	43,974	4,366
	H&R Block Inc.	120,231	4,247
*	SiteOne Landscape Supply Inc.	34,790	4,135
*	AutoNation Inc.	36,154	4,041
	Macy's Inc.	217,951	3,993
	Murphy USA Inc.	16,894	3,934
	Texas Roadhouse Inc. Class A	53,670	3,929
*	Bright Horizons Family Solutions Inc.	46,337	3,916
*	Penn National Gaming Inc.	127,492	3,878
*	Terminix Global Holdings Inc.	94,771	3,852
	Toll Brothers Inc.	86,236	3,846
*	Alaska Air Group Inc.	95,519	3,826
[1]	Sirius XM Holdings Inc.	600,803	3,683
*	Skechers USA Inc. Class A	102,031	3,630
*	Norwegian Cruise Line Holdings Ltd.	324,654	3,610
	TEGNA Inc.	171,129	3,589
	Leggett & Platt Inc.	102,888	3,558
	Kohl's Corp.	99,220	3,541
*	Liberty Media Corp.-Liberty SiriusXM Class C	96,759	3,488
	Fox Corp. Class B	116,981	3,474
*	IAA Inc.	105,223	3,448
	New York Times Co. Class A	122,408	3,415
	Choice Hotels International Inc.	30,585	3,414
*	DraftKings Inc. Class A	292,556	3,414
	Marriott Vacations Worldwide Corp.	29,292	3,404
*	Light & Wonder Inc.	72,093	3,388
*	Avis Budget Group Inc.	22,223	3,269
	AMERCO	6,790	3,247
*	RH	15,262	3,240
	Harley-Davidson Inc.	99,895	3,163
[1]	Dick's Sporting Goods Inc.	41,057	3,094

Balanced Index Fund
		Shares	Market Value• ($000)
*	Helen of Troy Ltd.	19,027	3,090
	PVH Corp.	53,119	3,022
	Thor Industries Inc.	40,441	3,022
*	Lyft Inc. Class A	224,418	2,980
*	Hyatt Hotels Corp. Class A	39,366	2,910
*	Liberty Media Corp.-Liberty SiriusXM Class A	80,581	2,904
	Boyd Gaming Corp.	58,314	2,901
*	Asbury Automotive Group Inc.	16,604	2,812
	Ralph Lauren Corp.	31,198	2,797
*	Hertz Global Holdings Inc.	175,500	2,780
	Hanesbrands Inc.	263,235	2,709
*	Liberty Media Corp.-Liberty Formula One Class A	46,699	2,707
*	YETI Holdings Inc.	62,524	2,705
*	Ollie's Bargain Outlet Holdings Inc.	45,838	2,693
*	Fox Factory Holding Corp.	33,297	2,682
	Tempur Sealy International Inc.	124,680	2,664
*	Hilton Grand Vacations Inc.	71,892	2,569
	Wendy's Co.	133,377	2,518
*	Wayfair Inc. Class A	57,729	2,515
*	Chewy Inc. Class A	70,269	2,440
	Travel + Leisure Co.	61,851	2,401
*	Grand Canyon Education Inc.	24,898	2,345
	Academy Sports & Outdoors Inc.	65,215	2,318
*	Visteon Corp.	22,167	2,296
*	Goodyear Tire & Rubber Co.	212,647	2,277
*	Coty Inc. Class A	281,967	2,259
	Warner Music Group Corp. Class A	89,219	2,173
*	Dorman Products Inc.	19,776	2,170
*	Crocs Inc.	43,954	2,139
	Group 1 Automotive Inc.	12,560	2,133
	LCI Industries	18,968	2,122
*	Meritage Homes Corp.	29,258	2,121
	Carter's Inc.	29,961	2,112
	World Wrestling Entertainment Inc. Class A	33,721	2,107
*	Callaway Golf Co.	102,814	2,097
	Penske Automotive Group Inc.	19,957	2,089
*	JetBlue Airways Corp.	246,521	2,063
*	Spirit Airlines Inc.	85,301	2,034
*	Endeavor Group Holdings Inc. Class A	98,717	2,030
	Papa John's International Inc.	24,176	2,019
*	Taylor Morrison Home Corp. Class A	86,127	2,012
*	Peloton Interactive Inc. Class A	218,855	2,009
*	Skyline Champion Corp.	41,920	1,988
	Columbia Sportswear Co.	27,724	1,984
	KB Home	67,341	1,917
	Foot Locker Inc.	74,803	1,889
	Signet Jewelers Ltd.	35,200	1,882
	Rush Enterprises Inc. Class A	38,835	1,872
*	Madison Square Garden Sports Corp.	12,340	1,863
	Nordstrom Inc.	85,641	1,810
	Steven Madden Ltd.	55,962	1,803
*	National Vision Holdings Inc.	65,404	1,799
	Wingstop Inc.	23,709	1,773
*	Sonos Inc.	96,773	1,746
*	Carvana Co.	76,606	1,730
*	Victoria's Secret & Co.	61,213	1,712
*	Chegg Inc.	89,694	1,684
	MillerKnoll Inc.	63,389	1,665
*	Leslie's Inc.	108,875	1,653
	Gap Inc.	196,700	1,621
	Graham Holdings Co. Class B	2,834	1,606
	PriceSmart Inc.	22,382	1,603
*	Boot Barn Holdings Inc.	23,076	1,590
	John Wiley & Sons Inc. Class A	32,872	1,570
*	Gentherm Inc.	24,923	1,555
*	Sabre Corp.	256,400	1,495
*	SeaWorld Entertainment Inc.	33,585	1,484
	Cracker Barrel Old Country Store Inc.	17,743	1,481
*	Under Armour Inc. Class A	174,609	1,454
		Shares	Market Value• ($000)
*	KAR Auction Services Inc.	97,587	1,441
*	Duolingo Inc. Class A	16,448	1,440
*	Frontdoor Inc.	59,763	1,439
	News Corp. Class B	90,502	1,438
	MDC Holdings Inc.	44,459	1,436
*	Tri Pointe Homes Inc.	84,077	1,418
	Dana Inc.	100,670	1,416
*	TripAdvisor Inc.	78,779	1,402
*	Six Flags Entertainment Corp.	63,069	1,369
	Red Rock Resorts Inc. Class A	40,727	1,359
*	Allegiant Travel Co.	11,982	1,355
	Kontoor Brands Inc.	40,491	1,351
	Wolverine World Wide Inc.	66,866	1,348
*	LGI Homes Inc.	15,396	1,338
	American Eagle Outfitters Inc.	119,546	1,337
	Laureate Education Inc. Class A	113,159	1,309
	Strategic Education Inc.	18,403	1,299
*,1	QuantumScape Corp. Class A	148,781	1,278
*	Cinemark Holdings Inc.	84,330	1,267
*	Cavco Industries Inc.	6,408	1,256
*	Stride Inc.	30,230	1,233
*	Adtalem Global Education Inc.	33,547	1,207
*	Tenneco Inc. Class A	69,800	1,198
*	elf Beauty Inc.	38,814	1,191
	Bloomin' Brands Inc.	71,500	1,188
*	Shake Shack Inc. Class A	29,830	1,178
	Levi Strauss & Co. Class A	70,747	1,155
*	Madison Square Garden Entertainment Corp.	21,882	1,151
	Winnebago Industries Inc.	23,559	1,144
*	Knowles Corp.	64,653	1,120
*	Coursera Inc.	78,301	1,110
*	Under Armour Inc. Class C	144,593	1,096
*	Driven Brands Holdings Inc.	39,765	1,095
*	Everi Holdings Inc.	66,989	1,093
*	Vista Outdoor Inc.	38,916	1,086
	Monro Inc.	24,603	1,055
	Acushnet Holdings Corp.	25,050	1,044
	HNI Corp.	30,091	1,044
	Century Communities Inc.	23,127	1,040
*	Central Garden & Pet Co. Class A	25,668	1,027
	Gray Television Inc.	60,831	1,027
*	ODP Corp.	33,751	1,021
*,1	Fisker Inc. Class A	117,100	1,004
	Cheesecake Factory Inc.	37,695	996
	Oxford Industries Inc.	11,127	987
*,1	Luminar Technologies Inc. Class A	164,987	978
*	Sally Beauty Holdings Inc.	81,417	970
	Inter Parfums Inc.	12,887	942
*	Figs Inc. Class A	101,663	926
*	M/I Homes Inc.	22,855	906
*	Dave & Buster's Entertainment Inc.	27,500	901
	Jack in the Box Inc.	16,056	900
	Sturm Ruger & Co. Inc.	14,136	900
*	Malibu Boats Inc. Class A	16,616	876
	Franchise Group Inc.	24,078	844
*,1	Dutch Bros Inc. Class A	26,662	844
	La-Z-Boy Inc.	35,433	840
*	Petco Health & Wellness Co. Inc. Class A	56,651	835
*	Overstock.com Inc.	33,041	826
*	PowerSchool Holdings Inc. Class A	68,314	823
*	SkyWest Inc.	38,575	820
*	Sweetgreen Inc. Class A	69,750	813
*	Urban Outfitters Inc.	43,342	809
	Caleres Inc.	30,600	803
	Dine Brands Global Inc.	12,079	786
*	Brinker International Inc.	35,325	778
*	Revolve Group Inc. Class A	29,900	775
	Dillard's Inc. Class A	3,501	772
	Qurate Retail Inc. Class A	266,634	765

Balanced Index Fund
		Shares	Market Value• ($000)
*	iRobot Corp.	20,796	764
	Rent-A-Center Inc.	38,412	747
*	Funko Inc. Class A	32,600	728
*	PROG Holdings Inc.	44,128	728
*	Abercrombie & Fitch Co. Class A	42,838	725
	Krispy Kreme Inc.	52,910	720
*	Mister Car Wash Inc.	65,342	711
*	XPEL Inc.	15,393	707
*	Monarch Casino & Resort Inc.	11,887	697
	Interface Inc. Class A	54,678	686
	Buckle Inc.	24,717	684
*	AMC Networks Inc. Class A	22,780	663
	Sinclair Broadcast Group Inc. Class A	32,200	657
*	Lions Gate Entertainment Corp. Class B	73,308	647
*	American Axle & Manufacturing Holdings Inc.	85,596	645
[1]	Camping World Holdings Inc. Class A	29,682	641
*	iHeartMedia Inc. Class A	81,059	640
*	Clean Energy Fuels Corp.	142,539	639
	Matthews International Corp. Class A	22,042	632
*	G-III Apparel Group Ltd.	30,976	627
	Standard Motor Products Inc.	13,650	614
*	2U Inc.	57,721	604
*	Liberty Media Corp.-Liberty Braves Class C	24,614	591
*	MarineMax Inc.	16,108	582
*	ContextLogic Inc. Class A	363,054	581
*	Life Time Group Holdings Inc.	45,000	580
*	Hawaiian Holdings Inc.	39,683	568
*	ACV Auctions Inc. Class A	86,708	567
*	Sleep Number Corp.	18,237	564
*	Cars.com Inc.	59,600	562
	Designer Brands Inc. Class A	42,952	561
	Sonic Automotive Inc. Class A	15,175	556
	Steelcase Inc. Class A	51,828	556
*	Lions Gate Entertainment Corp. Class A	59,304	552
*	EW Scripps Co. Class A	44,261	552
	Arko Corp.	67,400	550
*	Golden Entertainment Inc.	13,829	547
*	Central Garden & Pet Co.	12,440	528
*	Cardlytics Inc.	23,301	520
*	GoPro Inc. Class A	93,976	520
	Guess? Inc.	30,411	518
	Smith & Wesson Brands Inc.	39,047	513
*	Thryv Holdings Inc.	22,800	510
	A-Mark Precious Metals Inc.	15,632	504
*	Udemy Inc.	49,167	502
*	Green Brick Partners Inc.	24,904	487
	Big Lots Inc.	23,152	485
*	Accel Entertainment Inc. Class A	45,284	481
*	Perdoceo Education Corp.	40,654	479
*	Bally's Corp.	23,975	474
	Carriage Services Inc. Class A	11,579	459
*	Sun Country Airlines Holdings Inc.	24,720	453
*,1	Blink Charging Co.	27,033	447
*	Genesco Inc.	8,865	442
	Scholastic Corp.	12,175	438
*	America's Car-Mart Inc.	4,309	433
*	Denny's Corp.	49,923	433
*	Children's Place Inc.	10,719	417
	Movado Group Inc.	13,282	411
*	Viad Corp.	14,866	410
*	Chico's FAS Inc.	82,065	408
	Clarus Corp.	21,337	405
	Global Industrial Co.	11,984	405
*	Stoneridge Inc.	23,341	400
	Aaron's Co. Inc.	27,396	399
*	Zumiez Inc.	15,029	391
*	TravelCenters of America Inc.	11,200	386
	Hibbett Inc.	8,784	384
	RCI Hospitality Holdings Inc.	7,914	383
		Shares	Market Value• ($000)
	Winmark Corp.	1,926	377
	Ruth's Hospitality Group Inc.	23,038	375
	Lennar Corp. Class B	6,077	357
*	QuinStreet Inc.	34,959	352
*	BJ's Restaurants Inc.	16,148	350
	European Wax Center Inc. Class A	19,855	350
*	Arlo Technologies Inc.	55,119	346
*	Sportsman's Warehouse Holdings Inc.	36,100	346
*	Allbirds Inc. Class A	86,668	341
*,1	Vuzix Corp.	47,800	339
*	Integral Ad Science Holding Corp.	33,975	337
*	Holley Inc.	31,500	331
*	Stagwell Inc.	60,890	331
*	Marcus Corp.	22,280	329
*	Liquidity Services Inc.	24,357	327
*	Corsair Gaming Inc.	24,428	321
*	Chuy's Holdings Inc.	15,928	317
	Bluegreen Vacations Holding Corp. Class A	12,615	315
*	Rover Group Inc. Class A	82,808	311
	Ethan Allen Interiors Inc.	15,022	304
*	Poshmark Inc. Class A	29,765	301
*	Lovesac Co.	10,900	300
*	Playstudios Inc.	69,946	299
*	Stitch Fix Inc. Class A	59,923	296
*,1	Liberty Media Corp.-Liberty Braves Class A	11,719	295
*	Wheels Up Experience Inc.	149,123	291
*	Clear Channel Outdoor Holdings Inc.	265,400	284
*	Gannett Co. Inc.	96,200	279
	Haverty Furniture Cos. Inc.	11,934	277
	Johnson Outdoors Inc. Class A	4,529	277
*	Beazer Homes USA Inc.	22,577	272
*	WW International Inc.	41,763	267
*,1	Faraday Future Intelligent Electric Inc.	100,801	262
*	Boston Omaha Corp. Class A	12,493	258
*	Sciplay Corp. Class A	18,478	258
*	First Watch Restaurant Group Inc.	17,856	257
*,1	Portillo's Inc. Class A	15,691	257
*	MasterCraft Boat Holdings Inc.	11,800	248
*,1	Mullen Automotive Inc.	241,800	247
*,1	Frontier Group Holdings Inc.	26,032	244
	Kimball International Inc. Class B	31,256	240
*	Selectquote Inc.	96,684	240
*	Tupperware Brands Corp.	37,700	239
*	Legacy Housing Corp.	18,300	239
*	Angi Inc. Class A	51,994	238
*,1	AMMO Inc.	60,739	234
*	American Public Education Inc.	14,286	231
*	Universal Electronics Inc.	8,830	226
*	Latham Group Inc.	32,438	225
*	Fossil Group Inc.	42,400	219
*	OneWater Marine Inc. Class A	6,600	218
*	Eastman Kodak Co.	46,489	216
	Cato Corp. Class A	18,491	215
*	CarParts.com Inc.	29,616	206
	Bassett Furniture Industries Inc.	11,200	203
*	1-800-Flowers.com Inc. Class A	21,198	202
	Build-A-Bear Workshop Inc.	12,127	199
*	Alta Equipment Group Inc.	22,200	199
*	Century Casinos Inc.	27,263	196
*	Quotient Technology Inc.	65,116	193
*	Bowlero Corp.	18,200	193
*,1	Genius Brands International Inc.	253,800	192
	Rocky Brands Inc.	5,601	191
*,1	Focus Universal Inc.	16,600	190
[1]	Big 5 Sporting Goods Corp.	16,718	187
*	Citi Trends Inc.	7,854	186
*	Daily Journal Corp.	718	186
*,1	Vinco Ventures Inc.	134,900	186
*	LL Flooring Holdings Inc.	19,622	184

Balanced Index Fund
		Shares	Market Value• ($000)
*,1	Canoo Inc.	99,300	184
*	Bed Bath & Beyond Inc.	36,767	183
*,1	Rent the Runway Inc. Class A	59,000	181
*	Full House Resorts Inc.	29,586	180
*	Rush Street Interactive Inc.	38,600	180
	Shoe Carnival Inc.	8,230	178
*	Motorcar Parts of America Inc.	13,428	176
	Entravision Communications Corp. Class A	38,303	175
*	Universal Technical Institute Inc.	24,531	175
*	Vizio Holding Corp. Class A	25,397	173
*	Dream Finders Homes Inc. Class A	16,072	171
*	Kura Sushi USA Inc. Class A	3,346	166
*	RealReal Inc.	66,800	166
*	Lordstown Motors Corp.	105,000	166
	Hooker Furnishings Corp.	10,600	165
	Nathan's Famous Inc.	2,809	165
*	Lulu's Fashion Lounge Holdings Inc.	15,108	164
*	Turtle Beach Corp.	13,183	161
*	El Pollo Loco Holdings Inc.	16,271	160
*	Delta Apparel Inc.	5,328	151
*	Hovnanian Enterprises Inc. Class A	3,500	150
	Tile Shop Holdings Inc.	48,500	149
*	Lindblad Expeditions Holdings Inc.	17,847	145
*	Container Store Group Inc.	22,761	142
	Superior Group of Cos. Inc.	8,001	142
*	Xponential Fitness Inc. Class A	11,073	139
*	Purple Innovation Inc. Class A	45,093	138
*	Nerdy Inc.	63,500	135
*	Outbrain Inc.	25,574	129
*	1847 Goedeker Inc.	105,100	128
*	Noodles & Co. Class A	27,098	127
	Weyco Group Inc.	4,901	120
*	VOXX International Corp. Class A	12,800	119
*	Destination XL Group Inc.	34,900	118
*	Lands' End Inc.	10,900	116
*	Vera Bradley Inc.	26,700	116
*	ONE Group Hospitality Inc.	15,411	114
*	Red Robin Gourmet Burgers Inc.	14,100	113
*,1	Redbox Entertainment Inc.	15,200	112
*	Owlet Inc.	65,425	111
	Saga Communications Inc. Class A	4,438	110
*	Express Inc.	55,300	108
*	Strattec Security Corp.	3,216	107
*	American Outdoor Brands Inc.	11,061	105
*	ThredUp Inc. Class A	41,643	104
*	Snap One Holdings Corp.	11,073	102
*,1	Ondas Holdings Inc.	18,500	100
[1]	Weber Inc. Class A	13,930	100
*	Lazydays Holdings Inc.	8,200	97
*	Party City Holdco Inc.	73,000	96
*	Fiesta Restaurant Group Inc.	13,364	95
*	Audacy Inc. Class A	100,400	95
	Acme United Corp.	2,909	92
*,1	Aterian Inc.	42,700	92
	NL Industries Inc.	9,161	90
*	Drive Shack Inc.	64,811	89
*	XpresSpa Group Inc.	124,200	86
*	RumbleON Inc. Class B	5,807	85
	Tilly's Inc. Class A	11,657	82
*	Lee Enterprises Inc.	4,325	82
*	Cooper-Standard Holdings Inc.	16,300	81
*	Barnes & Noble Education Inc.	27,441	80
*	BARK Inc.	62,355	80
*	Traeger Inc.	18,573	79
	Flexsteel Industries Inc.	4,330	78
*	Cumulus Media Inc. Class A	10,024	77
*	Townsquare Media Inc. Class A	9,269	76
*	Cricut Inc. Class A	12,396	76
*	Biglari Holdings Inc. Class B	610	75
		Shares	Market Value• ($000)
	Carrols Restaurant Group Inc.	37,000	75
*	PlayAGS Inc.	14,501	75
*	F45 Training Holdings Inc.	19,083	75
*	XL Fleet Corp.	62,800	72
*	Lakeland Industries Inc.	4,633	71
*,1	Arcimoto Inc.	20,700	68
*	Mesa Air Group Inc.	29,600	65
*	Conn's Inc.	7,900	63
*	Duluth Holdings Inc. Class B	6,600	63
	Marine Products Corp.	6,508	62
*,1	Cinedigm Corp. Class A	124,200	61
*	BurgerFi International Inc.	18,200	59
	National CineMedia Inc.	63,500	58
	Escalade Inc.	4,321	56
	Lifetime Brands Inc.	4,913	54
*	Urban One Inc. Class A	9,500	52
*	Arhaus Inc. Class A	11,090	50
*	Liberty TripAdvisor Holdings Inc. Class A	62,500	47
*	Kirkland's Inc.	11,800	42
*	Lincoln Educational Services Corp.	6,500	41
*	Potbelly Corp.	6,980	39
*	Solo Brands Inc. Class A	9,725	39
*	Nautilus Inc.	20,996	37
*	Superior Industries International Inc.	9,407	37
	Wayside Technology Group Inc.	1,052	35
*	CuriosityStream Inc.	20,600	35
	JOANN Inc.	4,418	34
*	Kewaunee Scientific Corp.	1,646	27
*,1	Revlon Inc. Class A	5,042	27
*,1	Shift Technologies Inc. Class A	40,200	27
*	EBET Inc.	10,900	26
*	SRAX Inc. Class A	7,476	25
	Hamilton Beach Brands Holding Co. Class A	1,820	23
*	Cryptyde Inc.	11,570	23
*	AYRO Inc.	24,748	21
*	Fluent Inc.	16,860	20
*	Marchex Inc. Class B	15,105	20
*	iMedia Brands Inc.	14,424	17
*	BBQ Holdings Inc.	1,407	15
*	Gaia Inc. Class A	3,502	15
	Educational Development Corp.	3,375	14
*	FlexShopper Inc.	16,024	14
*	Tuesday Morning Corp.	38,425	14
*	J. Jill Inc.	654	12
*	Zovio Inc. Class A	11,435	11
*,2	Luby's Inc.	6,211	11
	FAT Brands Inc. Class A	1,292	10
*	HyreCar Inc.	16,243	10
*	JAKKS Pacific Inc.	779	10
*	Live Ventures Inc.	372	9
*	Brilliant Earth Group Inc. Class A	1,700	8
*	Beasley Broadcast Group Inc. Class A	5,320	7
*	Aspen Group Inc.	6,353	6
*	Salem Media Group Inc. Class A	1,621	3
*	Unique Fabricating Inc.	1,793	2
*,2	Zagg Inc. CVR	26,018	2
	FAT Brands Inc. Class B	149	1
*,1,2	SRAX Inc.	7,476	1
*	Charles & Colvard Ltd.	295	—
*	LiveOne Inc.	560	—
			3,977,606
Consumer Staples (3.4%)
	Procter & Gamble Co.	1,853,625	266,533
	Coca-Cola Co.	3,007,055	189,174
	PepsiCo Inc.	1,065,781	177,623
	Philip Morris International Inc.	1,195,448	118,039
	CVS Health Corp.	1,010,882	93,668
	Mondelez International Inc. Class A	1,068,581	66,348
	Altria Group Inc.	1,401,884	58,557

Balanced Index Fund
		Shares	Market Value• ($000)
	Colgate-Palmolive Co.	648,162	51,944
	McKesson Corp.	111,558	36,391
	General Mills Inc.	465,237	35,102
	Kimberly-Clark Corp.	259,375	35,055
	Archer-Daniels-Midland Co.	433,742	33,658
	Sysco Corp.	393,335	33,319
	Corteva Inc.	559,497	30,291
*	Monster Beverage Corp.	287,468	26,648
	Constellation Brands Inc. Class A	113,833	26,530
	Hershey Co.	113,172	24,350
	Kroger Co.	504,472	23,877
	Keurig Dr Pepper Inc.	655,171	23,186
	Walgreens Boots Alliance Inc.	565,671	21,439
	Kraft Heinz Co.	517,962	19,755
	Tyson Foods Inc. Class A	223,993	19,277
	Church & Dwight Co. Inc.	186,453	17,277
	AmerisourceBergen Corp.	120,382	17,032
	McCormick & Co. Inc. (Non-Voting)	191,738	15,962
	Brown-Forman Corp. Class B	218,699	15,344
	Kellogg Co.	196,299	14,004
	Clorox Co.	95,010	13,394
	Conagra Brands Inc.	371,745	12,729
	Bunge Ltd.	117,607	10,666
	J M Smucker Co.	79,654	10,196
	Hormel Foods Corp.	209,458	9,920
	Lamb Weston Holdings Inc.	111,496	7,967
	Molson Coors Beverage Co. Class B	140,608	7,665
*	Darling Ingredients Inc.	124,031	7,417
	Campbell Soup Co.	151,658	7,287
*	Performance Food Group Co.	118,536	5,450
*	US Foods Holding Corp.	174,195	5,344
	Casey's General Stores Inc.	28,691	5,307
	Ingredion Inc.	49,525	4,366
	Flowers Foods Inc.	136,776	3,600
*	Post Holdings Inc.	42,880	3,531
	Sanderson Farms Inc.	15,903	3,428
*	Grocery Outlet Holding Corp.	65,218	2,780
	Spectrum Brands Holdings Inc.	32,435	2,660
*	Simply Good Foods Co.	65,089	2,458
*	BellRing Brands Inc.	94,844	2,361
	Brown-Forman Corp. Class A	33,647	2,276
*	Hostess Brands Inc. Class A	104,985	2,227
*	Sprouts Farmers Market Inc.	87,634	2,219
*	Boston Beer Co. Inc. Class A	7,172	2,173
*	Celsius Holdings Inc.	33,019	2,155
	WD-40 Co.	10,217	2,057
	Coca-Cola Consolidated Inc.	3,475	1,960
	Lancaster Colony Corp.	15,051	1,938
*	Freshpet Inc.	34,609	1,796
*	United Natural Foods Inc.	45,240	1,782
*	TreeHouse Foods Inc.	42,425	1,774
	Primo Water Corp.	125,912	1,685
*	Hain Celestial Group Inc.	69,691	1,654
	Albertsons Cos. Inc. Class A	61,200	1,635
	Medifast Inc.	8,884	1,604
	Energizer Holdings Inc.	55,625	1,577
	Nu Skin Enterprises Inc. Class A	35,898	1,554
	Cal-Maine Foods Inc.	29,910	1,478
*	Herbalife Nutrition Ltd.	71,810	1,469
	Edgewell Personal Care Co.	42,228	1,458
	J & J Snack Foods Corp.	9,813	1,370
[1]	B&G Foods Inc.	54,082	1,286
	MGP Ingredients Inc.	11,836	1,185
	Reynolds Consumer Products Inc.	43,004	1,173
*	Olaplex Holdings Inc.	81,743	1,152
*	Pilgrim's Pride Corp.	35,629	1,113
	Universal Corp.	18,258	1,105
*	Chefs' Warehouse Inc.	27,717	1,078
	Vector Group Ltd.	101,595	1,067
		Shares	Market Value• ($000)
*,1	Beyond Meat Inc.	42,680	1,022
*	Beauty Health Co.	78,759	1,013
	Weis Markets Inc.	12,689	946
	Ingles Markets Inc. Class A	10,412	903
	National Beverage Corp.	16,004	783
	Fresh Del Monte Produce Inc.	26,417	780
	SpartanNash Co.	25,540	771
	Utz Brands Inc.	52,861	731
	Andersons Inc.	22,077	728
	Seaboard Corp.	187	726
	John B Sanfilippo & Son Inc.	8,117	588
*,1	Veru Inc.	51,077	577
*	Duckhorn Portfolio Inc.	27,109	571
*	USANA Health Sciences Inc.	7,861	569
	ACCO Brands Corp.	77,991	509
	Calavo Growers Inc.	12,130	506
	Tootsie Roll Industries Inc.	12,876	455
*	Mission Produce Inc.	25,628	365
	PetMed Express Inc.	17,072	340
	Turning Point Brands Inc.	11,701	317
*	Sovos Brands Inc.	18,312	291
*,1	Benson Hill Inc.	105,600	289
*	Rite Aid Corp.	39,298	265
	ProPhase Labs Inc.	19,500	247
*	Vita Coco Co. Inc.	24,125	236
*	Whole Earth Brands Inc.	37,141	230
*	22nd Century Group Inc.	102,339	218
*,1	Tattooed Chef Inc.	33,900	214
*,1	AppHarvest Inc.	59,800	209
*	Landec Corp.	18,610	186
*	Seneca Foods Corp. Class A	3,115	173
	Natural Grocers by Vitamin Cottage Inc.	9,195	147
*	HF Foods Group Inc.	25,551	133
	Limoneira Co.	8,859	125
*	Honest Co. Inc.	38,800	113
	Oil-Dri Corp. of America	3,586	110
*	PLBY Group Inc.	16,900	108
*	GrowGeneration Corp.	29,800	107
*,1	Local Bounti Corp.	32,915	105
*	Vital Farms Inc.	11,900	104
	Alico Inc.	2,443	87
	Village Super Market Inc. Class A	3,222	73
*	Nature's Sunshine Products Inc.	6,506	69
*,1	Blue Apron Holdings Inc. Class A	11,305	41
*	NewAge Inc.	181,800	41
*	Alkaline Water Co. Inc.	80,819	32
*	Lifeway Foods Inc.	6,292	31
*	Natural Alternatives International Inc.	2,268	24
	Coffee Holding Co. Inc.	3,188	8
*	Willamette Valley Vineyards Inc.	1,146	7
	Lifevantage Corp.	1,316	6
*	Nuzee Inc.	5,459	5
*	Zevia PBC Class A	1,700	5
	Mannatech Inc.	34	1
			1,683,149
Energy (2.6%)
	Exxon Mobil Corp.	3,249,586	278,295
	Chevron Corp.	1,364,080	197,492
	ConocoPhillips	997,481	89,584
	EOG Resources Inc.	452,183	49,939
	Pioneer Natural Resources Co.	177,134	39,515
	Schlumberger NV	1,092,508	39,068
	Marathon Petroleum Corp.	416,694	34,256
	Occidental Petroleum Corp.	578,956	34,089
	Valero Energy Corp.	314,658	33,442
	Phillips 66	371,910	30,493
	Williams Cos. Inc.	940,205	29,344
	Devon Energy Corp.	507,133	27,948
	Kinder Morgan Inc.	1,574,865	26,395

Balanced Index Fund
		Shares	Market Value• ($000)
	Cheniere Energy Inc.	176,160	23,435
	Hess Corp.	216,748	22,962
	Baker Hughes Co.	762,124	22,003
*	Enphase Energy Inc.	104,235	20,351
	Halliburton Co.	627,045	19,664
	ONEOK Inc.	343,861	19,084
	Diamondback Energy Inc.	136,424	16,528
	Coterra Energy Inc.	588,874	15,187
	Marathon Oil Corp.	544,311	12,236
	Targa Resources Corp.	174,908	10,437
	APA Corp.	258,019	9,005
	Ovintiv Inc.	199,900	8,834
	EQT Corp.	256,356	8,819
	Chesapeake Energy Corp.	98,628	7,999
*	Plug Power Inc.	446,979	7,406
	Texas Pacific Land Corp.	4,759	7,081
*	Antero Resources Corp.	216,700	6,642
*	Southwestern Energy Co.	851,754	5,323
	NOV Inc.	307,717	5,203
	HF Sinclair Corp.	113,057	5,106
*	First Solar Inc.	73,511	5,008
*	Range Resources Corp.	199,300	4,933
	PDC Energy Inc.	77,571	4,779
	Matador Resources Co.	87,166	4,061
	DT Midstream Inc.	73,490	3,602
	Murphy Oil Corp.	116,283	3,511
	SM Energy Co.	95,000	3,248
	ChampionX Corp.	159,317	3,162
	Helmerich & Payne Inc.	72,958	3,142
	Continental Resources Inc.	43,547	2,846
	Magnolia Oil & Gas Corp. Class A	133,810	2,809
	Patterson-UTI Energy Inc.	175,200	2,761
*,1	ChargePoint Holdings Inc.	200,300	2,742
*	PBF Energy Inc. Class A	80,400	2,333
*	Denbury Inc.	37,800	2,268
	California Resources Corp.	57,863	2,228
	Antero Midstream Corp.	239,147	2,164
*	CNX Resources Corp.	129,642	2,134
	Civitas Resources Inc.	40,254	2,105
	Equitrans Midstream Corp.	324,633	2,065
	Whiting Petroleum Corp.	29,400	2,000
*	Peabody Energy Corp.	90,200	1,924
	Arcosa Inc.	37,754	1,753
	Cactus Inc. Class A	43,533	1,753
	Chord Energy Corp.	14,000	1,703
	Arch Resources Inc.	11,592	1,659
	New Fortress Energy Inc. Class A	40,232	1,592
	Alpha Metallurgical Resources Inc.	12,300	1,588
*	NexTier Oilfield Solutions Inc.	161,300	1,534
*	Transocean Ltd.	440,800	1,468
*	Liberty Energy Inc. Class A	106,800	1,363
*	Delek US Holdings Inc.	52,679	1,361
	Northern Oil & Gas Inc.	53,574	1,353
	Enviva Inc.	23,600	1,350
*	Callon Petroleum Co.	33,860	1,327
*	Array Technologies Inc.	116,568	1,283
	Warrior Met Coal Inc.	39,915	1,222
*	Tellurian Inc.	405,500	1,208
*	Weatherford International plc	52,700	1,116
*	SunPower Corp.	69,836	1,104
*	Green Plains Inc.	39,800	1,081
*	FuelCell Energy Inc.	282,202	1,058
	Brigham Minerals Inc. Class A	42,571	1,049
*	CONSOL Energy Inc.	21,000	1,037
*	Ameresco Inc. Class A	22,694	1,034
	Archrock Inc.	121,402	1,004
	World Fuel Services Corp.	48,882	1,000
*	Nabors Industries Ltd.	7,100	951
*	Centennial Resource Development Inc. Class A	150,400	899
		Shares	Market Value• ($000)
*	Noble Corp.	33,995	862
*	Shoals Technologies Group Inc. Class A	50,935	839
*	Oceaneering International Inc.	77,592	829
*	NOW Inc.	84,388	825
*	Laredo Petroleum Inc.	11,800	813
*	Talos Energy Inc.	52,000	804
*	Dril-Quip Inc.	30,657	791
*	ProPetro Holding Corp.	76,300	763
*	Stem Inc.	104,800	750
	CVR Energy Inc.	22,241	745
*	Gulfport Energy Corp.	9,075	722
*	Comstock Resources Inc.	59,000	713
*	MRC Global Inc.	69,500	692
*	Tidewater Inc.	32,500	685
	Core Laboratories NV	33,200	658
*	Par Pacific Holdings Inc.	36,939	576
*	Ranger Oil Corp.	17,400	572
	SunCoke Energy Inc.	75,864	517
*	Earthstone Energy Inc. Class A	36,700	501
*	Diamond Offshore Drilling Inc.	84,400	497
*	REX American Resources Corp.	5,013	425
*	Bristow Group Inc. Class A	18,117	424
*	Montauk Renewables Inc.	40,536	407
	Kinetik Holdings Inc. Class A	11,650	398
*	Gevo Inc.	156,500	368
*	RPC Inc.	53,116	367
	Berry Corp.	47,100	359
*	TPI Composites Inc.	27,321	342
*	Select Energy Services Inc. Class A	49,405	337
*	TETRA Technologies Inc.	81,500	331
*	Helix Energy Solutions Group Inc.	105,500	327
*,1	EVgo Inc.	54,300	326
	Crescent Energy Co. Class A	25,898	323
*	W&T Offshore Inc.	74,445	322
*	SandRidge Energy Inc.	20,416	320
	VAALCO Energy Inc.	44,869	311
*	DMC Global Inc.	14,657	264
*	Amplify Energy Corp.	38,100	249
	Ramaco Resources Inc.	18,625	245
*	Fluence Energy Inc. Class A	25,093	238
	Solaris Oilfield Infrastructure Inc. Class A	21,551	234
*	ProFrac Holding Corp. Class A	12,026	220
*	NextDecade Corp.	48,400	215
*	Centrus Energy Corp. Class A	8,083	200
*	Ring Energy Inc.	74,543	198
*	Oil States International Inc.	36,200	196
*	SilverBow Resources Inc.	6,268	178
*	Exterran Corp.	40,800	175
*	Newpark Resources Inc.	55,400	171
*	FTC Solar Inc.	44,004	159
*	Solid Power Inc.	27,600	148
*	Forum Energy Technologies Inc.	6,300	124
*	Empire Petroleum Corp.	10,300	122
	Sitio Royalties Corp.	5,236	121
*,1	Volta Inc.	91,600	119
	Evolution Petroleum Corp.	20,558	112
	NACCO Industries Inc. Class A	2,823	107
*	Aemetis Inc.	20,069	99
*,1	Camber Energy Inc.	243,600	97
*	ESS Tech Inc.	33,409	94
*,1	Beam Global	5,900	92
*	American Superconductor Corp.	17,108	89
*	Matrix Service Co.	12,854	65
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	2,040	65
*	Ranger Energy Services Inc. Class A	5,868	59
*	Natural Gas Services Group Inc.	5,139	57
*	Advent Technologies Holdings Inc.	20,900	53
	Adams Resources & Energy Inc.	1,461	47
	PHX Minerals Inc.	13,999	43

Balanced Index Fund
		Shares	Market Value• ($000)
*,1	American Resources Corp.	26,300	38
*,1	Sunworks Inc.	21,900	35
*	Capstone Green Energy Corp.	11,235	28
*	Geospace Technologies Corp.	5,246	25
*	Hallador Energy Co.	4,036	22
*,1	KLX Energy Services Holdings Inc.	4,751	21
*	Mammoth Energy Services Inc.	2,105	5
*	Profire Energy Inc.	1,221	2
*	MIND Technology Inc.	2,509	2
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	535	—
*	Tidewater Inc. Class B Warrants Exp. 7/31/23	579	—
*,2	Harvest Natural Resources Inc.	20,906	—
	Pineapple Energy Inc.	103	—
*,2	Pineapple Energy Inc. CVR	463	—
			1,288,514
Financials (6.6%)
*	Berkshire Hathaway Inc. Class B	1,213,267	331,246
	JPMorgan Chase & Co.	2,263,870	254,934
	Bank of America Corp.	5,280,375	164,378
	Wells Fargo & Co.	2,922,524	114,475
	S&P Global Inc.	262,044	88,325
	Morgan Stanley	1,079,288	82,091
	Goldman Sachs Group Inc.	264,020	78,419
	Charles Schwab Corp.	1,192,374	75,334
	BlackRock Inc.	110,797	67,480
	Citigroup Inc.	1,420,573	65,332
	Chubb Ltd.	309,741	60,889
	Marsh & McLennan Cos. Inc.	386,659	60,029
	CME Group Inc.	277,629	56,831
	Progressive Corp.	450,758	52,410
	PNC Financial Services Group Inc.	317,890	50,153
	Blackstone Inc.	540,285	49,290
	Truist Financial Corp.	1,025,016	48,617
	US Bancorp	1,031,993	47,492
	Aon plc Class A	155,600	41,962
	Intercontinental Exchange Inc.	430,131	40,450
	Moody's Corp.	121,208	32,965
*	Berkshire Hathaway Inc. Class A	79	32,307
	Travelers Cos. Inc.	186,048	31,466
	American International Group Inc.	610,070	31,193
	MetLife Inc.	465,154	29,207
	Prudential Financial Inc.	290,054	27,752
	Allstate Corp.	213,238	27,024
	Arthur J Gallagher & Co.	160,936	26,239
	Aflac Inc.	448,521	24,817
	MSCI Inc.	59,795	24,645
	Bank of New York Mellon Corp.	562,817	23,475
	M&T Bank Corp.	138,135	22,017
	Discover Financial Services	216,808	20,506
	Ameriprise Financial Inc.	84,381	20,056
	KKR & Co. Inc.	432,806	20,035
	First Republic Bank	138,680	19,998
	T. Rowe Price Group Inc.	175,054	19,888
*	SVB Financial Group	45,258	17,876
	Fifth Third Bancorp	525,035	17,641
	Willis Towers Watson plc	86,282	17,031
	State Street Corp.	270,047	16,648
	Hartford Financial Services Group Inc.	253,127	16,562
	Northern Trust Corp.	153,805	14,839
	Cincinnati Financial Corp.	116,855	13,903
	Citizens Financial Group Inc.	379,525	13,545
	Regions Financial Corp.	722,248	13,542
	Nasdaq Inc.	88,640	13,521
	Raymond James Financial Inc.	150,342	13,442
	Huntington Bancshares Inc.	1,110,206	13,356
	Principal Financial Group Inc.	193,072	12,895
*	Markel Corp.	9,934	12,847
	Broadridge Financial Solutions Inc.	89,758	12,795
*	Arch Capital Group Ltd.	271,894	12,368
		Shares	Market Value• ($000)
	KeyCorp	712,120	12,270
	Apollo Global Management Inc.	245,164	11,886
	FactSet Research Systems Inc.	28,944	11,131
	LPL Financial Holdings Inc.	58,385	10,771
	W R Berkley Corp.	153,218	10,459
	Brown & Brown Inc.	172,920	10,088
	Loews Corp.	162,843	9,650
	Cboe Global Markets Inc.	82,423	9,329
	First Horizon Corp.	416,056	9,095
	Signature Bank	48,839	8,752
	Everest Re Group Ltd.	29,904	8,381
*	Alleghany Corp.	9,844	8,201
	Ally Financial Inc.	234,958	7,873
	American Financial Group Inc.	55,702	7,732
	Fidelity National Financial Inc.	206,660	7,638
	Equitable Holdings Inc.	292,590	7,628
	Comerica Inc.	99,589	7,308
	Assurant Inc.	42,128	7,282
	MarketAxess Holdings Inc.	27,660	7,081
	Annaly Capital Management Inc.	1,193,813	7,055
	East West Bancorp Inc.	107,593	6,972
	Ares Management Corp. Class A	120,763	6,867
	Globe Life Inc.	67,631	6,592
	First Citizens BancShares Inc. Class A	9,386	6,136
	Carlyle Group Inc.	192,996	6,110
	Reinsurance Group of America Inc.	51,575	6,049
	Zions Bancorp NA	115,644	5,886
	Webster Financial Corp.	138,199	5,825
	Western Alliance Bancorp	80,454	5,680
	Invesco Ltd.	349,600	5,639
	Lincoln National Corp.	119,868	5,606
	Tradeweb Markets Inc. Class A	81,760	5,580
	Commerce Bancshares Inc.	82,766	5,434
	Franklin Resources Inc.	230,498	5,373
	RenaissanceRe Holdings Ltd.	34,096	5,332
	SEI Investments Co.	97,398	5,261
*,1	Coinbase Global Inc. Class A	108,266	5,091
	Cullen/Frost Bankers Inc.	43,492	5,065
	Morningstar Inc.	19,642	4,750
	Old Republic International Corp.	210,920	4,716
	Starwood Property Trust Inc.	224,443	4,689
	Voya Financial Inc.	78,558	4,677
	Unum Group	136,745	4,652
	AGNC Investment Corp.	410,673	4,546
	SouthState Corp.	58,899	4,544
	Prosperity Bancshares Inc.	66,162	4,517
	Stifel Financial Corp.	79,617	4,460
	Popular Inc.	56,498	4,346
	First American Financial Corp.	79,376	4,201
	First Financial Bankshares Inc.	105,848	4,157
	Selective Insurance Group Inc.	47,379	4,119
	Pinnacle Financial Partners Inc.	56,019	4,051
	Interactive Brokers Group Inc. Class A	73,081	4,020
	RLI Corp.	34,012	3,965
	Glacier Bancorp Inc.	82,597	3,917
	Erie Indemnity Co. Class A	20,124	3,868
*,1	Robinhood Markets Inc. Class A	468,700	3,853
	Kinsale Capital Group Inc.	16,748	3,846
	Synovus Financial Corp.	104,823	3,779
	Wintrust Financial Corp.	46,836	3,754
	Jefferies Financial Group Inc.	132,221	3,652
	Primerica Inc.	30,242	3,620
	Hanover Insurance Group Inc.	24,200	3,539
	United Bankshares Inc.	100,384	3,520
	Valley National Bancorp	334,107	3,478
	Affiliated Managers Group Inc.	29,812	3,476
	Blackstone Mortgage Trust Inc. Class A	123,133	3,407
	Cadence Bank	144,017	3,382
	Old National Bancorp	228,156	3,374

Balanced Index Fund
		Shares	Market Value• ($000)
	Blue Owl Capital Inc. Class A	331,537	3,325
	Home BancShares Inc.	159,528	3,313
	OneMain Holdings Inc.	88,380	3,304
	Axis Capital Holdings Ltd.	57,343	3,274
	Bank OZK	87,193	3,272
	SLM Corp.	204,931	3,267
	New Residential Investment Corp.	349,339	3,256
	Houlihan Lokey Inc. Class A	39,495	3,117
	Essent Group Ltd.	79,986	3,111
	New York Community Bancorp Inc.	340,332	3,107
	MGIC Investment Corp.	243,288	3,065
	ServisFirst Bancshares Inc.	38,177	3,013
	First Interstate BancSystem Inc. Class A	77,684	2,961
	Hancock Whitney Corp.	65,529	2,905
*,1	SoFi Technologies Inc.	537,699	2,834
	FNB Corp.	259,029	2,813
	Lazard Ltd. Class A	86,007	2,787
	Independent Bank Corp. (Massachusetts)	35,043	2,783
	Umpqua Holdings Corp.	165,542	2,776
	UMB Financial Corp.	31,676	2,727
	White Mountains Insurance Group Ltd.	2,167	2,700
	Community Bank System Inc.	42,578	2,694
	Radian Group Inc.	136,989	2,692
	Assured Guaranty Ltd.	47,663	2,659
	Evercore Inc. Class A	27,259	2,552
	Janus Henderson Group plc	106,910	2,513
*	Ryan Specialty Holdings Inc. Class A	63,171	2,476
	United Community Banks Inc.	81,585	2,463
	CVB Financial Corp.	99,166	2,460
	FirstCash Holdings Inc.	34,896	2,426
*	Brighthouse Financial Inc.	58,413	2,396
	Walker & Dunlop Inc.	24,870	2,396
*	Credit Acceptance Corp.	5,002	2,368
	PacWest Bancorp	88,689	2,364
	First Hawaiian Inc.	104,038	2,363
	BankUnited Inc.	66,189	2,354
	Kemper Corp.	48,794	2,337
	Cathay General Bancorp	59,073	2,313
	Eastern Bankshares Inc.	124,097	2,291
	Bank of Hawaii Corp.	30,138	2,242
	Federated Hermes Inc. Class B	68,413	2,175
*	Texas Capital Bancshares Inc.	40,374	2,125
	American Equity Investment Life Holding Co.	57,639	2,108
	Ameris Bancorp	52,432	2,107
	Pacific Premier Bancorp Inc.	70,426	2,059
	Moelis & Co. Class A	51,576	2,030
	WSFS Financial Corp.	50,582	2,028
	First Bancorp (XNYS)	156,877	2,025
	Simmons First National Corp. Class A	94,394	2,007
	Associated Banc-Corp	107,560	1,964
	Atlantic Union Bankshares Corp.	56,812	1,927
	Virtu Financial Inc. Class A	80,681	1,889
	Independent Bank Group Inc.	27,229	1,849
	Seacoast Banking Corp. of Florida	55,704	1,840
	Artisan Partners Asset Management Inc. Class A	51,693	1,839
*	Mr Cooper Group Inc.	49,281	1,811
*	Enstar Group Ltd.	8,341	1,785
	Columbia Banking System Inc.	61,691	1,767
*	Trupanion Inc.	28,674	1,728
	Fulton Financial Corp.	118,336	1,710
	Hamilton Lane Inc. Class A	25,113	1,687
	CNO Financial Group Inc.	91,311	1,652
*,1	Upstart Holdings Inc.	52,146	1,649
	Chimera Investment Corp.	186,331	1,643
	BOK Financial Corp.	21,714	1,641
	International Bancshares Corp.	40,346	1,617
	Washington Federal Inc.	53,087	1,594
	Piper Sandler Cos.	13,900	1,576
	First Merchants Corp.	43,152	1,537
		Shares	Market Value• ($000)
	Jackson Financial Inc. Class A	57,047	1,526
	Towne Bank	55,144	1,497
*	Axos Financial Inc.	41,263	1,479
	Arbor Realty Trust Inc.	111,563	1,463
	Banner Corp.	25,603	1,439
	Sandy Spring Bancorp Inc.	36,663	1,432
	Navient Corp.	101,648	1,422
*	Genworth Financial Inc. Class A	401,904	1,419
	Flagstar Bancorp Inc.	39,708	1,408
	Park National Corp.	11,601	1,407
	WesBanco Inc.	43,456	1,378
	Two Harbors Investment Corp.	268,244	1,336
	First Financial Bancorp	68,297	1,325
	Hope Bancorp Inc.	95,305	1,319
	Lakeland Financial Corp.	19,365	1,286
	NBT Bancorp Inc.	34,151	1,284
	Trustmark Corp.	43,844	1,280
	BancFirst Corp.	13,363	1,279
	Eagle Bancorp Inc.	26,956	1,278
	Apollo Commercial Real Estate Finance Inc.	120,100	1,254
*	Silvergate Capital Corp. Class A	23,400	1,253
	Horace Mann Educators Corp.	32,016	1,229
	Heartland Financial USA Inc.	29,504	1,226
	Northwest Bancshares Inc.	95,807	1,226
	Cohen & Steers Inc.	19,235	1,223
	PennyMac Mortgage Investment Trust	87,916	1,216
	Stock Yards Bancorp Inc.	20,292	1,214
*	Focus Financial Partners Inc. Class A	35,470	1,208
*	NMI Holdings Inc. Class A	71,996	1,199
	FB Financial Corp.	30,533	1,197
*	Palomar Holdings Inc.	18,357	1,182
	PJT Partners Inc. Class A	16,627	1,169
	Westamerica Bancorp	20,952	1,166
	Veritex Holdings Inc.	39,277	1,149
	Argo Group International Holdings Ltd.	30,900	1,139
	Renasant Corp.	39,385	1,135
	Provident Financial Services Inc.	50,630	1,127
*	Cannae Holdings Inc.	58,096	1,124
*	Triumph Bancorp Inc.	17,721	1,109
*	BRP Group Inc. Class A	45,663	1,103
	Compass Diversified Holdings	50,800	1,088
	Enterprise Financial Services Corp.	25,941	1,077
	First Commonwealth Financial Corp.	79,953	1,073
*	Encore Capital Group Inc.	18,315	1,058
	Stewart Information Services Corp.	21,020	1,046
	Safety Insurance Group Inc.	10,682	1,037
	StepStone Group Inc. Class A	39,484	1,028
	Capitol Federal Financial Inc.	111,812	1,026
	OFG Bancorp	40,083	1,018
	Franklin BSP Realty Trust Inc.	75,421	1,017
	Ladder Capital Corp.	95,925	1,011
	First Busey Corp.	44,167	1,009
*	PRA Group Inc.	27,748	1,009
	Hilltop Holdings Inc.	37,362	996
	German American Bancorp Inc.	28,663	980
	ProAssurance Corp.	40,958	968
	Virtus Investment Partners Inc.	5,611	960
*	StoneX Group Inc.	12,274	958
	TriCo Bancshares	20,965	957
	PennyMac Financial Services Inc.	21,787	952
	First Bancorp (XNGS)	26,703	932
	iStar Inc.	67,853	930
	City Holding Co.	11,542	922
	OceanFirst Financial Corp.	47,292	905
	BGC Partners Inc. Class A	266,472	898
	United Fire Group Inc.	26,175	896
*	LendingClub Corp.	75,742	885
	Mercury General Corp.	19,781	876
	AMERISAFE Inc.	16,825	875

Balanced Index Fund
		Shares	Market Value• ($000)
	Live Oak Bancshares Inc.	25,351	859
	Meta Financial Group Inc.	22,053	853
	Southside Bancshares Inc.	22,295	834
	New York Mortgage Trust Inc.	299,871	828
	Ready Capital Corp.	69,260	826
	National Bank Holdings Corp. Class A	21,371	818
	S&T Bancorp Inc.	29,832	818
	Heritage Financial Corp.	31,999	805
	ARMOUR Residential REIT Inc.	113,925	802
	Brookline Bancorp Inc.	60,096	800
	MFA Financial Inc.	74,007	796
	ConnectOne Bancorp Inc.	32,319	790
	Employers Holdings Inc.	18,775	786
*	Open Lending Corp. Class A	76,637	784
	Dime Community Bancshares Inc.	26,247	778
*	Customers Bancorp Inc.	22,811	773
	Banc of California Inc.	43,520	767
	Berkshire Hills Bancorp Inc.	30,001	743
	Origin Bancorp Inc.	19,150	743
[1]	Claros Mortgage Trust Inc.	44,300	742
	Redwood Trust Inc.	93,146	718
*	Bancorp Inc.	36,263	708
	Premier Financial Corp.	27,886	707
	First Foundation Inc.	34,444	705
	Preferred Bank	10,231	696
	QCR Holdings Inc.	12,892	696
	Lakeland Bancorp Inc.	47,448	694
	James River Group Holdings Ltd.	27,686	686
	KKR Real Estate Finance Trust Inc.	38,141	666
*	Columbia Financial Inc.	30,413	663
	Univest Financial Corp.	25,927	660
	Federal Agricultural Mortgage Corp. Class C	6,747	659
	Tompkins Financial Corp.	9,076	654
	Broadmark Realty Capital Inc.	95,813	643
	TPG Inc. Class A	26,891	643
*	Nicolet Bankshares Inc.	8,820	638
*	MoneyGram International Inc.	63,600	636
	Goosehead Insurance Inc. Class A	13,782	629
	Nelnet Inc. Class A	7,371	628
	Enact Holdings Inc.	29,100	625
*	Enova International Inc.	21,541	621
[1]	Rocket Cos. Inc. Class A	82,700	609
	Ellington Financial Inc.	41,200	604
	Washington Trust Bancorp Inc.	12,408	600
	TFS Financial Corp.	43,322	595
	Victory Capital Holdings Inc. Class A	24,503	591
*	Blucora Inc.	31,986	590
	First Mid Bancshares Inc.	16,367	584
	Amerant Bancorp Inc. Class A	20,721	583
	Kearny Financial Corp.	52,317	581
	HarborOne Bancorp Inc.	42,084	580
	Camden National Corp.	12,984	572
*	Blue Foundry Bancorp	47,500	570
	B. Riley Financial Inc.	12,794	541
*	Metropolitan Bank Holding Corp.	7,788	541
	Great Southern Bancorp Inc.	8,882	520
*,1	Lemonade Inc.	28,001	511
	Peoples Bancorp Inc.	18,937	504
	Allegiance Bancshares Inc.	13,313	503
*	CrossFirst Bankshares Inc.	37,503	495
	Brightsphere Investment Group Inc.	26,882	484
	Old Second Bancorp Inc.	36,167	484
	First Bancshares Inc.	16,891	483
	Bank First Corp.	6,300	478
	Northfield Bancorp Inc.	36,333	473
*	Ambac Financial Group Inc.	41,421	470
	TPG RE Finance Trust Inc.	51,600	465
	Hanmi Financial Corp.	20,656	464
	Community Trust Bancorp Inc.	11,278	456
		Shares	Market Value• ($000)
	Provident Bancorp Inc.	28,480	447
	First Community Bankshares Inc.	15,146	445
*	Coastal Financial Corp.	11,440	436
*	SiriusPoint Ltd.	79,922	433
	BrightSpire Capital Inc. Class A	56,913	430
	Flushing Financial Corp.	20,120	428
	TrustCo Bank Corp.	13,865	428
	Horizon Bancorp Inc.	24,347	424
	WisdomTree Investments Inc.	83,221	422
	Heritage Commerce Corp.	39,071	418
*	MBIA Inc.	33,738	417
[1]	Orchid Island Capital Inc.	146,415	417
*	Oscar Health Inc. Class A	96,200	409
	Central Pacific Financial Corp.	18,857	404
	Cambridge Bancorp	4,871	403
	HomeStreet Inc.	11,588	402
	First of Long Island Corp.	22,884	401
	Peapack-Gladstone Financial Corp.	13,498	401
	Farmers & Merchants Bancorp Inc.	11,884	394
	Cowen Inc. Class A	16,460	390
*,1	Marathon Digital Holdings Inc.	73,100	390
	Byline Bancorp Inc.	16,290	388
	Granite Point Mortgage Trust Inc.	40,300	386
*	World Acceptance Corp.	3,432	385
	Invesco Mortgage Capital Inc.	25,990	382
	Mercantile Bank Corp.	11,852	379
	Bank of Marin Bancorp	11,775	374
	Dynex Capital Inc.	22,923	365
	Republic Bancorp Inc. Class A	7,532	363
	Shore Bancshares Inc.	19,614	363
*,1	Riot Blockchain Inc.	86,376	362
*	LendingTree Inc.	8,224	360
	HCI Group Inc.	5,310	360
	Farmers National Banc Corp.	23,843	358
	Diamond Hill Investment Group Inc.	2,051	356
	Universal Insurance Holdings Inc.	27,082	353
	Capital Bancorp Inc.	16,094	349
	Bar Harbor Bankshares	13,006	336
*	CBL & Associates Properties Inc.	14,200	334
	Arrow Financial Corp.	10,301	328
	1st Source Corp.	7,223	328
	HomeTrust Bancshares Inc.	13,088	327
*	Third Coast Bancshares Inc.	14,600	320
	MidWestOne Financial Group Inc.	10,700	318
*	EZCORP Inc. Class A	41,670	313
	Midland States Bancorp Inc.	12,964	312
	Merchants Bancorp	13,558	307
	Southern States Bancshares Inc.	13,600	306
	First Financial Corp.	6,821	304
*	Carter Bankshares Inc.	23,054	304
	Equity Bancshares Inc. Class A	10,342	302
	Mid Penn Bancorp Inc.	11,147	301
	CBTX Inc.	11,252	299
	Capstar Financial Holdings Inc.	15,265	299
*	AssetMark Financial Holdings Inc.	15,755	296
*	First Western Financial Inc.	10,900	296
	BayCom Corp.	14,250	295
	Northeast Community Bancorp Inc.	24,705	291
*	Professional Holding Corp. Class A	14,100	283
	William Penn Bancorp	24,100	282
	Business First Bancshares Inc.	12,976	277
	Amalgamated Financial Corp.	13,999	277
	Waterstone Financial Inc.	16,159	276
	Hingham Institution For Savings	962	273
	Capital City Bank Group Inc.	9,619	268
	Finward Bancorp	7,007	263
	Financial Institutions Inc.	10,038	261
	Citizens Community Bancorp Inc.	18,654	258
	GCM Grosvenor Inc. Class A	37,046	254

Balanced Index Fund
		Shares	Market Value• ($000)
	Meridian Corp.	8,291	251
	PCSB Financial Corp.	13,132	251
	Ames National Corp.	11,200	248
	Regional Management Corp.	6,593	246
	CNB Financial Corp.	10,149	245
	Oppenheimer Holdings Inc. Class A	7,396	244
	Metrocity Bankshares Inc.	12,006	244
	Macatawa Bank Corp.	27,543	243
	Orange County Bancorp Inc.	6,411	243
	Peoples Financial Services Corp.	4,308	241
	Guaranty Bancshares Inc.	6,616	240
	Independent Bank Corp. (Michigan)	12,460	240
*	Hippo Holdings Inc.	272,675	240
[1]	UWM Holdings Corp. Class A	66,500	235
	West Bancorp Inc.	9,617	234
	National Western Life Group Inc. Class A	1,144	232
	Southern Missouri Bancorp Inc.	5,023	227
	John Marshall Bancorp Inc.	10,000	225
	Salisbury Bancorp Inc.	4,700	222
	First Bancorp Inc.	7,333	221
	Community Financial Corp.	5,956	220
	American National Bankshares Inc.	6,302	218
	Blue Ridge Bankshares Inc.	14,200	218
	P10 Inc. Class A	19,635	218
	Civista Bancshares Inc.	10,116	215
	Citizens & Northern Corp.	8,811	213
	SmartFinancial Inc.	8,647	209
*	Greenlight Capital Re Ltd. Class A	27,050	209
	Five Star Bancorp	7,900	209
*	Republic First Bancorp Inc.	54,003	206
	Richmond Mutual Bancorp Inc.	14,600	204
	MainStreet Bancshares Inc.	8,911	203
*	FVCBankcorp Inc.	10,750	202
	Eagle Bancorp Montana Inc.	10,100	201
	Luther Burbank Corp.	15,347	200
	Northeast Bank	5,474	200
*	Ponce Financial Group Inc.	21,600	200
	Alerus Financial Corp.	8,341	199
	Home Bancorp Inc.	5,803	198
	PCB Bancorp	10,610	198
	Summit Financial Group Inc.	7,124	198
*	Southern First Bancshares Inc.	4,512	197
	First Internet Bancorp	5,320	196
	Red River Bancshares Inc.	3,606	195
	Enterprise Bancorp Inc.	6,024	194
*	Bridgewater Bancshares Inc.	11,567	187
	MVB Financial Corp.	6,021	187
	Sierra Bancorp	8,494	185
	AFC Gamma Inc.	12,000	184
	FNCB Bancorp Inc.	22,643	181
	Primis Financial Corp.	13,308	181
	Investors Title Co.	1,135	178
	FS Bancorp Inc.	6,138	176
	Northrim Bancorp Inc.	4,327	174
*,1	Bakkt Holdings Inc.	82,000	172
	Colony Bankcorp Inc.	11,200	169
	ChoiceOne Financial Services Inc.	8,370	169
	RBB Bancorp	8,100	167
	Tiptree Inc. Class A	15,559	165
	First Bank	11,738	164
	Codorus Valley Bancorp Inc.	7,091	160
	Evans Bancorp Inc.	4,577	156
	Great Ajax Corp.	15,903	153
	LCNB Corp.	10,252	153
*	Pioneer Bancorp Inc.	15,418	151
	South Plains Financial Inc.	6,236	151
*	Oportun Financial Corp.	18,084	150
	BCB Bancorp Inc.	8,673	148
*	Doma Holdings Inc.	142,400	147
		Shares	Market Value• ($000)
	United Security Bancshares	18,866	144
	AG Mortgage Investment Trust Inc.	21,166	143
*	eHealth Inc.	14,951	139
	ACNB Corp.	4,637	138
	Central Valley Community Bancorp	9,286	135
	First Business Financial Services Inc.	4,314	135
	Investar Holding Corp.	6,106	134
*,1	Citizens Inc. Class A	31,480	132
	National Bankshares Inc.	4,164	131
*	Sunlight Financial Holdings Inc.	44,155	130
	Sculptor Capital Management Inc. Class A	15,482	129
	Middlefield Banc Corp.	5,094	128
	Medallion Financial Corp.	19,864	127
	Orrstown Financial Services Inc.	5,232	126
	Crawford & Co. Class A	16,065	125
	Greenhill & Co. Inc.	13,600	125
	Esquire Financial Holdings Inc.	3,649	122
*	Hagerty Inc. Class A	10,600	122
	Chemung Financial Corp.	2,549	120
	First Financial Northwest Inc.	7,628	119
	First Northwest Bancorp	7,546	118
*	Root Inc. Class A	99,200	118
	First Guaranty Bancshares Inc.	4,784	116
	Greene County Bancorp Inc.	2,506	113
	Western New England Bancorp Inc.	14,848	111
	Fidelity D&D Bancorp Inc.	2,713	110
*	Ocwen Financial Corp.	4,011	110
	Parke Bancorp Inc.	5,084	107
*	Clearwater Analytics Holdings Inc. Class A	8,884	107
	BankFinancial Corp.	10,939	103
	Donegal Group Inc. Class A	5,852	100
	Penns Woods Bancorp Inc.	4,312	100
	Bank of Princeton	3,544	97
	ESSA Bancorp Inc.	5,800	97
	Riverview Bancorp Inc.	14,806	97
	Curo Group Holdings Corp.	17,313	96
	Pzena Investment Management Inc. Class A	14,523	96
	Territorial Bancorp Inc.	4,529	94
	First Community Corp.	4,821	92
	Norwood Financial Corp.	3,727	90
*	Trean Insurance Group Inc.	14,300	89
	OP Bancorp	8,347	88
*	MarketWise Inc.	24,300	87
	Bankwell Financial Group Inc.	2,772	86
*	NI Holdings Inc.	5,165	85
	Timberland Bancorp Inc.	3,406	85
	Unity Bancorp Inc.	3,156	84
	Nexpoint Real Estate Finance Inc.	4,115	83
*	MetroMile Inc.	90,900	83
	SB Financial Group Inc.	4,602	79
	Prudential Bancorp Inc.	5,160	78
	Associated Capital Group Inc. Class A	2,140	77
	C&F Financial Corp.	1,671	77
	Ellington Residential Mortgage REIT	9,773	73
	Sachem Capital Corp.	17,836	73
	Lument Finance Trust Inc.	30,449	72
*	Maiden Holdings Ltd.	35,700	69
*	Sterling Bancorp Inc.	12,013	68
	Western Asset Mortgage Capital Corp.	56,301	68
*	Security National Financial Corp. Class A	7,802	66
	HBT Financial Inc.	3,343	60
	Manning & Napier Inc. Class A	4,773	60
*	Consumer Portfolio Services Inc.	5,489	56
	First United Corp.	2,828	53
	Peoples Bancorp of North Carolina Inc.	1,927	52
	Westwood Holdings Group Inc.	3,791	52
	First Savings Financial Group Inc.	2,109	50
	Provident Financial Holdings Inc.	3,235	48
*	Safeguard Scientifics Inc.	12,586	47

Balanced Index Fund
		Shares	Market Value• ($000)
	CB Financial Services Inc.	2,000	46
*	BM Technologies Inc.	7,778	46
*	ACRES Commercial Realty Corp.	5,440	45
	Cherry Hill Mortgage Investment Corp.	6,865	44
	Federal Agricultural Mortgage Corp. Class A	484	44
	Silvercrest Asset Management Group Inc. Class A	2,679	44
	Bank7 Corp.	1,874	43
	US Global Investors Inc. Class A	9,831	43
	Angel Oak Mortgage Inc.	3,309	43
*	California Bancorp	2,000	38
	Plumas Bancorp	1,230	35
	AmeriServ Financial Inc.	8,751	34
*	GoHealth Inc. Class A	54,500	33
*	Romeo Power Inc.	68,600	31
	Hawthorn Bancshares Inc.	948	24
	Hennessy Advisors Inc.	2,219	23
*	Great Elm Group Inc.	10,698	23
	Union Bankshares Inc.	804	21
*	Elevate Credit Inc.	5,276	12
*	Nicholas Financial Inc.	983	9
	Sound Financial Bancorp Inc.	195	7
*	USCB Financial Holdings Inc.	587	7
*	Impac Mortgage Holdings Inc.	10,822	6
*	LM Funding America Inc.	7,984	6
	First Capital Inc.	179	5
*	Affinity Bancshares Inc.	367	5
	Seven Hills Realty Trust	500	5
*	NeuroOne Medical Technologies Corp.	4,608	4
*	Finwise Bancorp	344	3
*	FG Financial Group Inc.	1,083	2
*	Broadway Financial Corp.	546	1
			3,238,768
Health Care (8.4%)
	UnitedHealth Group Inc.	723,590	371,658
	Johnson & Johnson	2,031,984	360,697
	Pfizer Inc.	4,333,247	227,192
	Eli Lilly & Co.	660,108	214,027
	AbbVie Inc.	1,363,145	208,779
	Merck & Co. Inc.	1,953,045	178,059
	Thermo Fisher Scientific Inc.	301,972	164,055
	Abbott Laboratories	1,350,380	146,719
	Danaher Corp.	504,801	127,977
	Bristol-Myers Squibb Co.	1,643,558	126,554
	Amgen Inc.	413,348	100,568
	Medtronic plc	1,035,719	92,956
	Elevance Health Inc.	185,851	89,688
	Cigna Corp.	245,115	64,593
	Gilead Sciences Inc.	974,042	60,206
	Zoetis Inc.	326,554	56,131
*	Vertex Pharmaceuticals Inc.	198,217	55,856
*	Intuitive Surgical Inc.	277,297	55,656
	Becton Dickinson & Co.	219,610	54,140
	Stryker Corp.	262,709	52,261
*	Regeneron Pharmaceuticals Inc.	79,516	47,004
*	Edwards Lifesciences Corp.	480,881	45,727
	Humana Inc.	97,624	45,695
*	Boston Scientific Corp.	1,104,981	41,183
*	Centene Corp.	452,550	38,290
*	Moderna Inc.	261,297	37,326
*	IQVIA Holdings Inc.	146,571	31,804
	HCA Healthcare Inc.	170,979	28,735
	Agilent Technologies Inc.	231,608	27,508
	Baxter International Inc.	387,046	24,860
	ResMed Inc.	113,007	23,690
*	Biogen Inc.	113,090	23,064
*	IDEXX Laboratories Inc.	64,918	22,769
*	Dexcom Inc.	301,452	22,467
*	Illumina Inc.	121,592	22,417
*	Veeva Systems Inc. Class A	108,928	21,572
		Shares	Market Value• ($000)
*	Seagen Inc.	105,961	18,749
	West Pharmaceutical Services Inc.	56,952	17,221
	Zimmer Biomet Holdings Inc.	162,007	17,020
	Laboratory Corp. of America Holdings	72,081	16,893
	STERIS plc	77,242	15,923
*	Avantor Inc.	469,200	14,592
*	Align Technology Inc.	60,869	14,406
*	Horizon Therapeutics plc	176,363	14,067
*	Catalent Inc.	130,637	14,016
	PerkinElmer Inc.	98,112	13,953
*	Alnylam Pharmaceuticals Inc.	94,864	13,836
*	Hologic Inc.	191,713	13,286
*	Molina Healthcare Inc.	45,404	12,695
*	BioMarin Pharmaceutical Inc.	146,722	12,159
	Quest Diagnostics Inc.	90,937	12,093
	Cooper Cos. Inc.	37,763	11,824
*	Insulet Corp.	53,559	11,673
	Royalty Pharma plc Class A	268,847	11,302
*	Incyte Corp.	146,335	11,117
	Cardinal Health Inc.	211,307	11,045
	Bio-Techne Corp.	30,077	10,426
	Viatris Inc.	933,055	9,769
	Teleflex Inc.	35,963	8,842
*	Charles River Laboratories International Inc.	39,538	8,460
*	United Therapeutics Corp.	35,390	8,339
*	ABIOMED Inc.	33,177	8,212
*	Henry Schein Inc.	105,444	8,092
*	Bio-Rad Laboratories Inc. Class A	16,201	8,019
*	Neurocrine Biosciences Inc.	73,162	7,132
*	Jazz Pharmaceuticals plc	45,696	7,129
*	Repligen Corp.	43,180	7,012
*	Elanco Animal Health Inc.	346,005	6,792
	Organon & Co.	193,884	6,544
	DENTSPLY SIRONA Inc.	163,726	5,850
*	Syneos Health Inc.	80,408	5,764
	Chemed Corp.	11,605	5,447
*	Exact Sciences Corp.	134,048	5,280
*	Exelixis Inc.	249,428	5,193
	Bruker Corp.	82,206	5,159
*	Masimo Corp.	38,619	5,046
	Universal Health Services Inc. Class B	49,653	5,001
*	Shockwave Medical Inc.	25,735	4,920
*	Sarepta Therapeutics Inc.	64,239	4,815
*	Novocure Ltd.	69,276	4,815
*	Envista Holdings Corp.	124,662	4,804
*	Acadia Healthcare Co. Inc.	69,094	4,673
*	Halozyme Therapeutics Inc.	106,064	4,667
	Encompass Health Corp.	78,791	4,416
*	Tenet Healthcare Corp.	82,587	4,341
	Perrigo Co. plc	105,409	4,276
*	Inspire Medical Systems Inc.	21,763	3,975
*	HealthEquity Inc.	64,526	3,961
*	Omnicell Inc.	33,920	3,858
*	Intra-Cellular Therapies Inc.	67,584	3,858
*	Alkermes plc	125,158	3,728
*	Teladoc Health Inc.	110,442	3,668
*	agilon health Inc.	162,041	3,537
*	QuidelOrtho Corp.	36,102	3,508
*	LHC Group Inc.	22,442	3,495
*	Globus Medical Inc. Class A	61,883	3,474
*	DaVita Inc.	42,993	3,438
*	Ionis Pharmaceuticals Inc.	92,227	3,414
*	Penumbra Inc.	27,389	3,410
*	Ultragenyx Pharmaceutical Inc.	56,284	3,358
*	Lantheus Holdings Inc.	50,813	3,355
	Premier Inc. Class A	88,591	3,161
*	Option Care Health Inc.	113,567	3,156
*	Apellis Pharmaceuticals Inc.	68,991	3,120
	Ensign Group Inc.	41,909	3,079

Balanced Index Fund
		Shares	Market Value• ($000)
*	Medpace Holdings Inc.	20,375	3,050
*	Novavax Inc.	58,917	3,030
*	Guardant Health Inc.	74,779	3,017
*	Integra LifeSciences Holdings Corp.	55,564	3,002
*	ICU Medical Inc.	18,003	2,960
*	10X Genomics Inc. Class A	64,105	2,901
*	Tandem Diabetes Care Inc.	48,374	2,863
*	Arrowhead Pharmaceuticals Inc.	79,044	2,783
*	Intellia Therapeutics Inc.	51,638	2,673
*	STAAR Surgical Co.	37,070	2,629
*	Amedisys Inc.	24,976	2,625
*	Mirati Therapeutics Inc.	38,568	2,589
*	Turning Point Therapeutics Inc.	34,116	2,567
*	Haemonetics Corp.	39,119	2,550
*	Merit Medical Systems Inc.	45,563	2,473
*	Maravai LifeSciences Holdings Inc. Class A	85,735	2,436
*	Cytokinetics Inc.	61,453	2,414
*	iRhythm Technologies Inc.	21,727	2,347
*	Prestige Consumer Healthcare Inc.	39,699	2,334
*	Natera Inc.	65,782	2,331
*	Blueprint Medicines Corp.	45,871	2,317
*	Amicus Therapeutics Inc.	215,043	2,310
*	Doximity Inc. Class A	65,859	2,293
*	Inari Medical Inc.	33,634	2,287
*	PTC Therapeutics Inc.	56,936	2,281
*	Karuna Therapeutics Inc.	17,747	2,245
*	R1 RCM Inc.	104,602	2,192
	CONMED Corp.	22,493	2,154
*	Enovis Corp.	36,983	2,034
	Patterson Cos. Inc.	67,060	2,032
*	Neogen Corp.	83,534	2,012
*	Evolent Health Inc. Class A	65,199	2,002
*	NuVasive Inc.	40,501	1,991
	Select Medical Holdings Corp.	83,545	1,973
*	Pacira BioSciences Inc.	33,454	1,950
*	Beam Therapeutics Inc.	49,511	1,917
*,1	Ginkgo Bioworks Holdings Inc.	785,810	1,870
*	Denali Therapeutics Inc.	63,172	1,859
*	Axonics Inc.	32,339	1,833
*	Insmed Inc.	90,806	1,791
*	Certara Inc.	82,816	1,777
*	Integer Holdings Corp.	24,469	1,729
	Owens & Minor Inc.	53,373	1,679
*	Global Blood Therapeutics Inc.	51,225	1,637
*	Fate Therapeutics Inc.	63,965	1,585
*	Glaukos Corp.	34,543	1,569
*	Sotera Health Co.	78,231	1,533
*	Corcept Therapeutics Inc.	64,403	1,532
*	BioCryst Pharmaceuticals Inc.	140,809	1,490
*	Progyny Inc.	50,712	1,473
*	Oak Street Health Inc.	86,603	1,424
*	Multiplan Corp.	257,400	1,413
*	Vir Biotechnology Inc.	54,006	1,376
*	Pediatrix Medical Group Inc.	65,446	1,375
*	ChemoCentryx Inc.	55,316	1,371
*	ACADIA Pharmaceuticals Inc.	96,465	1,359
*	Twist Bioscience Corp.	38,555	1,348
*	AtriCure Inc.	32,970	1,347
*	Xencor Inc.	48,973	1,340
*	Sage Therapeutics Inc.	41,348	1,336
*	Arvinas Inc.	31,494	1,326
*	Relay Therapeutics Inc.	73,945	1,239
*	Ironwood Pharmaceuticals Inc. Class A	107,020	1,234
*	Dynavax Technologies Corp.	97,461	1,227
*	CorVel Corp.	8,285	1,220
*	Supernus Pharmaceuticals Inc.	40,997	1,186
*	Ligand Pharmaceuticals Inc.	13,152	1,173
*	Phreesia Inc.	46,522	1,164
*	1Life Healthcare Inc.	148,093	1,161
		Shares	Market Value• ($000)
*	Nevro Corp.	26,322	1,154
*	Travere Therapeutics Inc.	46,950	1,138
*	Apollo Medical Holdings Inc.	28,897	1,115
*	Emergent BioSolutions Inc.	35,612	1,105
*	Embecta Corp.	43,642	1,105
*	Iovance Biotherapeutics Inc.	99,947	1,103
*	Avanos Medical Inc.	40,014	1,094
	US Physical Therapy Inc.	9,960	1,088
*	Privia Health Group Inc.	37,138	1,081
*	Veracyte Inc.	53,419	1,063
*	Myriad Genetics Inc.	57,956	1,053
*	Addus HomeCare Corp.	12,566	1,046
*	Allogene Therapeutics Inc.	91,433	1,042
*	Zentalis Pharmaceuticals Inc.	37,001	1,040
*	Meridian Bioscience Inc.	34,159	1,039
*	Cerevel Therapeutics Holdings Inc.	39,300	1,039
*	AdaptHealth Corp. Class A	57,535	1,038
*	Harmony Biosciences Holdings Inc.	21,170	1,032
	Healthcare Services Group Inc.	58,412	1,017
*	Krystal Biotech Inc.	15,447	1,014
*	OPKO Health Inc.	398,861	1,009
*	Silk Road Medical Inc.	26,751	973
*	Celldex Therapeutics Inc.	36,000	971
*	Arcus Biosciences Inc.	37,550	952
*	Amphastar Pharmaceuticals Inc.	27,177	945
*	Kura Oncology Inc.	50,715	930
*	Vericel Corp.	36,244	913
*	Surgery Partners Inc.	30,873	893
*,1	Sorrento Therapeutics Inc.	433,776	872
*	Arcutis Biotherapeutics Inc.	40,906	872
*	Axsome Therapeutics Inc.	22,706	870
*	Signify Health Inc. Class A	63,048	870
*	Agios Pharmaceuticals Inc.	38,788	860
*	IVERIC bio Inc.	88,614	852
*	PROCEPT BioRobotics Corp.	25,518	834
*	ModivCare Inc.	9,812	829
*	Fulgent Genetics Inc.	15,018	819
*	Sierra Oncology Inc.	14,700	808
*,1	Cassava Sciences Inc.	28,700	807
*	Madrigal Pharmaceuticals Inc.	11,130	797
*	REVOLUTION Medicines Inc.	40,841	796
*	Natus Medical Inc.	24,272	795
*	CareDx Inc.	36,859	792
*	Adaptive Biotechnologies Corp.	95,724	774
*	Innoviva Inc.	52,415	774
*,1	Warby Parker Inc. Class A	68,724	774
*	MannKind Corp.	202,620	772
*	Cerus Corp.	145,208	768
*	Avidity Biosciences Inc.	52,875	768
*	Revance Therapeutics Inc.	55,192	763
*	Heska Corp.	8,036	759
	Atrion Corp.	1,196	752
*	Bridgebio Pharma Inc.	82,622	750
*	ImmunoGen Inc.	166,161	748
*	NextGen Healthcare Inc.	42,598	743
	National HealthCare Corp.	10,338	723
*	REGENXBIO Inc.	28,991	716
*	Cytek Biosciences Inc.	66,218	711
*	NeoGenomics Inc.	87,102	710
*	Pacific Biosciences of California Inc.	160,575	710
*	Syndax Pharmaceuticals Inc.	36,687	706
	LeMaitre Vascular Inc.	15,395	701
*	Vaxcyte Inc.	32,032	697
*	Lyell Immunopharma Inc.	105,726	689
*	FibroGen Inc.	65,127	688
*	Enanta Pharmaceuticals Inc.	14,469	684
*	Prometheus Biosciences Inc.	23,715	669
*	Avid Bioservices Inc.	43,517	664
*	Chinook Therapeutics Inc.	37,944	664

Balanced Index Fund
		Shares	Market Value• ($000)
*	Brookdale Senior Living Inc.	146,031	663
*	Alignment Healthcare Inc.	58,089	663
*	Reata Pharmaceuticals Inc. Class A	21,633	657
*	Crinetics Pharmaceuticals Inc.	34,649	646
*	Cano Health Inc.	146,804	643
*	Editas Medicine Inc.	54,137	640
*	Varex Imaging Corp.	29,662	634
*	Aclaris Therapeutics Inc.	44,964	628
*	RadNet Inc.	36,356	628
*	Artivion Inc.	32,432	612
*	AngioDynamics Inc.	31,392	607
*	Day One Biopharmaceuticals Inc.	33,661	603
*	Agiliti Inc.	28,916	593
	National Research Corp.	15,398	589
*	TransMedics Group Inc.	18,731	589
*	American Well Corp. Class A	134,427	581
*	Nektar Therapeutics	151,005	574
*	SpringWorks Therapeutics Inc.	23,306	574
*	Anavex Life Sciences Corp.	55,577	556
*	2seventy bio Inc.	40,544	535
*	CTI BioPharma Corp.	86,776	518
*	Outset Medical Inc.	34,549	513
*	Rocket Pharmaceuticals Inc.	36,880	507
*	Atara Biotherapeutics Inc.	64,886	505
*	OrthoPediatrics Corp.	11,689	504
*	Health Catalyst Inc.	34,173	495
*	Clover Health Investments Corp. Class A	230,600	493
*	DocGo Inc.	68,800	491
*	Codexis Inc.	46,017	481
*	Hanger Inc.	33,589	481
*	Deciphera Pharmaceuticals Inc.	36,510	480
*	UFP Technologies Inc.	6,036	480
*	Recursion Pharmaceuticals Inc. Class A	57,932	472
*	Cardiovascular Systems Inc.	32,605	468
*	Kymera Therapeutics Inc.	23,679	466
*	Cutera Inc.	12,390	465
*	Surmodics Inc.	12,342	459
*	Vanda Pharmaceuticals Inc.	41,986	458
*	NanoString Technologies Inc.	35,956	457
*	DICE Therapeutics Inc.	29,100	452
*	Radius Health Inc.	43,070	447
*,1	Sana Biotechnology Inc.	69,018	444
*	Coherus Biosciences Inc.	60,235	436
*,1	23andMe Holding Co.	174,500	433
*	Inogen Inc.	17,882	432
*	Catalyst Pharmaceuticals Inc.	61,500	431
*	Collegium Pharmaceutical Inc.	24,298	431
*	Hims & Hers Health Inc.	94,600	429
*	Geron Corp.	272,053	422
*	Theravance Biopharma Inc.	46,501	421
*	Eagle Pharmaceuticals Inc.	9,445	420
*	TG Therapeutics Inc.	98,767	420
*	Altimmune Inc.	35,370	414
*	BioLife Solutions Inc.	29,559	408
*	Computer Programs & Systems Inc.	12,734	407
*	Orthofix Medical Inc.	17,120	403
*	Cogent Biosciences Inc.	44,653	403
*	Quanterix Corp.	24,560	398
*	Sharecare Inc.	251,400	397
*	Invitae Corp.	162,468	396
*	Gossamer Bio Inc.	47,085	394
*	Y-mAbs Therapeutics Inc.	25,975	393
*	Replimune Group Inc.	22,443	392
*	Alector Inc.	38,347	390
*	Relmada Therapeutics Inc.	20,489	389
*	SomaLogic Inc.	85,614	387
*	Castle Biosciences Inc.	17,567	386
*	Nurix Therapeutics Inc.	29,820	378
*	Treace Medical Concepts Inc.	26,140	375
		Shares	Market Value• ($000)
*	Paragon 28 Inc.	23,652	375
*	PetIQ Inc. Class A	21,893	368
*	Adicet Bio Inc.	25,167	367
*	Bright Health Group Inc.	199,923	364
*	Aerie Pharmaceuticals Inc.	47,900	359
*	Verve Therapeutics Inc.	23,420	358
*	Sangamo Therapeutics Inc.	86,053	356
*	ViewRay Inc.	134,216	356
*,1	LifeStance Health Group Inc.	63,584	354
*,1	Butterfly Network Inc.	114,143	350
*	Morphic Holding Inc.	16,100	349
*,1	Point Biopharma Global Inc. Class A	51,222	349
*	AnaptysBio Inc.	17,100	347
*	Community Health Systems Inc.	92,456	347
*	Intercept Pharmaceuticals Inc.	24,800	342
*,1	Ocugen Inc.	150,100	341
*,1	Senseonics Holdings Inc.	324,200	334
*	iTeos Therapeutics Inc.	16,182	333
*	GoodRx Holdings Inc. Class A	56,002	332
*	Monte Rosa Therapeutics Inc.	34,328	332
*	Atea Pharmaceuticals Inc.	46,519	330
*	Erasca Inc.	59,061	329
*,1	Nuvalent Inc. Class A	24,266	329
*	Seer Inc. Class A	36,017	322
*	PMV Pharmaceuticals Inc.	22,524	321
*	NGM Biopharmaceuticals Inc.	24,958	320
*	HealthStream Inc.	14,691	319
	SIGA Technologies Inc.	27,490	318
*	Albireo Pharma Inc.	15,900	316
*	Pulmonx Corp.	21,458	316
*	MaxCyte Inc.	66,640	315
*	Agenus Inc.	161,917	314
*	Keros Therapeutics Inc.	11,369	314
*	OptimizeRx Corp.	11,439	313
*	Nuvation Bio Inc.	96,553	313
*,1	Vaxart Inc.	88,300	309
*,1	Bionano Genomics Inc.	222,000	306
*	Cara Therapeutics Inc.	33,414	305
*	Inovio Pharmaceuticals Inc.	175,516	304
*	Esperion Therapeutics Inc.	47,475	302
*	Arcturus Therapeutics Holdings Inc.	19,143	301
*,1	Entrada Therapeutics Inc.	24,407	297
*	Anika Therapeutics Inc.	13,242	296
*	Evolus Inc.	25,400	295
	Phibro Animal Health Corp. Class A	15,356	294
*	RAPT Therapeutics Inc.	16,085	294
*	Cullinan Oncology Inc.	22,492	288
*	Ideaya Biosciences Inc.	20,767	287
*	SI-BONE Inc.	21,195	280
*	Accolade Inc.	37,810	280
*	Biomea Fusion Inc.	23,300	279
*	Bluebird Bio Inc.	65,600	272
*	Pennant Group Inc.	21,097	270
*	Alphatec Holdings Inc.	41,167	269
*	Protagonist Therapeutics Inc.	33,765	267
	Utah Medical Products Inc.	3,090	265
*	ANI Pharmaceuticals Inc.	8,894	264
*	Zimvie Inc.	16,330	261
*	Amneal Pharmaceuticals Inc.	81,700	260
*,1	ADMA Biologics Inc.	129,071	256
*	Karyopharm Therapeutics Inc.	56,638	255
*	ImmunityBio Inc.	68,635	255
*	Caribou Biosciences Inc.	46,284	251
*	Mirum Pharmaceuticals Inc.	12,837	250
*	Organogenesis Holdings Inc. Class A	51,218	250
*	RxSight Inc.	17,417	245
*	Mersana Therapeutics Inc.	52,904	244
*	908 Devices Inc.	11,858	244
*	Tango Therapeutics Inc.	53,400	242

Balanced Index Fund
		Shares	Market Value• ($000)
*	Axogen Inc.	29,257	240
*	C4 Therapeutics Inc.	31,822	240
*	IGM Biosciences Inc.	13,283	239
*	Nkarta Inc.	19,414	239
*	Ocular Therapeutix Inc.	58,771	236
*	Arcellx Inc.	12,884	233
*	Kezar Life Sciences Inc.	27,667	229
*,1	Clovis Oncology Inc.	126,700	228
*	Viridian Therapeutics Inc.	19,741	228
*	KalVista Pharmaceuticals Inc.	23,051	227
*	Inhibrx Inc.	19,765	224
*	Akoya Biosciences Inc.	17,202	221
*	Pliant Therapeutics Inc.	27,456	220
*	Heron Therapeutics Inc.	78,614	219
*,1	Alaunos Therapeutics Inc.	176,915	219
*	Talkspace Inc.	127,138	216
*,1	CinCor Pharma Inc.	11,414	215
*	Optinose Inc.	57,600	211
*,1	Cue Health Inc.	66,007	211
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	206
*	Lineage Cell Therapeutics Inc.	128,266	203
*,1	Oncology Institute Inc.	39,500	200
*	Stoke Therapeutics Inc.	14,884	197
*	CareMax Inc.	53,555	194
*	Tarsus Pharmaceuticals Inc.	13,070	191
*	MiMedx Group Inc.	55,000	191
*	Kodiak Sciences Inc.	24,897	190
*	Instil Bio Inc.	41,166	190
*	Adagio Therapeutics Inc.	58,006	190
*	Adverum Biotechnologies Inc.	156,400	188
*	Cymabay Therapeutics Inc.	63,502	187
*	Berkeley Lights Inc.	37,687	187
*	Quantum-Si Inc.	80,152	186
*,1	Celularity Inc. Class A	54,700	186
*	Bioxcel Therapeutics Inc.	13,911	184
*	Amylyx Pharmaceuticals Inc.	9,532	184
*	Edgewise Therapeutics Inc.	22,791	181
	Zynex Inc.	22,504	180
*	Viking Therapeutics Inc.	61,875	179
*	Generation Bio Co.	26,818	176
*	Aldeyra Therapeutics Inc.	43,700	174
*	EyePoint Pharmaceuticals Inc.	21,612	170
*	InfuSystem Holdings Inc.	17,567	169
*	Arbutus Biopharma Corp.	62,345	169
*	Imago Biosciences Inc.	12,579	168
*	OraSure Technologies Inc.	61,474	167
*	Forma Therapeutics Holdings Inc.	24,215	167
*	Dyne Therapeutics Inc.	24,345	167
*,1	Zomedica Corp.	759,400	167
*	Sema4 Holdings Corp.	132,235	167
*	Provention Bio Inc.	41,033	164
*	Aadi Bioscience Inc.	13,200	163
*	Rallybio Corp.	21,522	162
*	ClearPoint Neuro Inc.	12,373	161
*	Rhythm Pharmaceuticals Inc.	38,261	159
*	Immunovant Inc.	40,700	159
*	Sight Sciences Inc.	17,683	159
*	Sutro Biopharma Inc.	30,272	158
*	Bioventus Inc. Class A	23,179	158
*	Epizyme Inc.	105,476	155
*	Liquidia Corp.	35,629	155
*	Dare Bioscience Inc.	122,500	151
*	Assertio Holdings Inc.	51,200	151
*,1	Tricida Inc.	15,500	150
*	Vera Therapeutics Inc. Class A	11,052	150
*	Joint Corp.	9,539	146
*,1	CEL - SCI Corp.	31,842	143
*	Verastem Inc.	123,360	143
*	Inotiv Inc.	14,694	141
		Shares	Market Value• ($000)
*	AVEO Pharmaceuticals Inc.	21,170	139
*	Foghorn Therapeutics Inc.	10,206	139
*	Akero Therapeutics Inc.	14,617	138
*	MacroGenics Inc.	46,700	138
*	Science 37 Holdings Inc.	68,300	137
*,1	Omeros Corp.	49,283	136
*	Rigel Pharmaceuticals Inc.	119,340	135
*	Marinus Pharmaceuticals Inc.	27,908	135
*	Absci Corp.	40,420	134
*	Scholar Rock Holding Corp.	24,294	133
*	SeaSpine Holdings Corp.	23,457	133
*	VistaGen Therapeutics Inc.	151,563	133
*	Vicarious Surgical Inc.	44,962	132
*	Matinas BioPharma Holdings Inc.	164,758	130
*	Seres Therapeutics Inc.	37,775	130
*	Harrow Health Inc.	17,757	129
*	4D Molecular Therapeutics Inc.	18,526	129
*	Ventyx Biosciences Inc.	10,528	129
*	Concert Pharmaceuticals Inc.	30,400	128
*	Kinnate Biopharma Inc.	10,167	128
*	Co-Diagnostics Inc.	22,573	127
*	Eiger BioPharmaceuticals Inc.	19,995	126
*	Apyx Medical Corp.	21,359	125
*	Voyager Therapeutics Inc.	20,900	124
*	Avita Medical Inc.	25,856	123
*	Xeris Biopharma Holdings Inc.	79,815	123
*	ATI Physical Therapy Inc.	85,900	121
*	Accuray Inc.	61,258	120
*	Phathom Pharmaceuticals Inc.	14,260	120
*	Icosavax Inc.	20,890	120
*	Chimerix Inc.	57,135	119
*	Otonomy Inc.	57,340	119
*	Tactile Systems Technology Inc.	16,140	118
*	Selecta Biosciences Inc.	90,109	118
*,1	P3 Health Partners Inc.	31,700	118
*,2	PDL BioPharma Inc.	78,003	115
*	Viracta Therapeutics Inc.	29,734	115
*	Outlook Therapeutics Inc.	111,564	114
*	Viemed Healthcare Inc.	20,899	112
*	Kronos Bio Inc.	30,839	112
*	Enzo Biochem Inc.	53,422	111
*	G1 Therapeutics Inc.	22,493	111
*	Savara Inc.	73,243	111
*	ORIC Pharmaceuticals Inc.	24,507	110
*,1	Checkpoint Therapeutics Inc.	105,825	109
*	Talaris Therapeutics Inc.	24,089	109
*	Olema Pharmaceuticals Inc.	26,604	108
*	Atossa Therapeutics Inc.	98,096	107
*	Beyond Air Inc.	15,642	105
*	DermTech Inc.	19,000	105
*	ALX Oncology Holdings Inc.	13,029	105
*	Sesen Bio Inc.	128,046	104
*,1	Janux Therapeutics Inc.	8,474	103
*	XOMA Corp.	4,561	102
*	Singular Genomics Systems Inc.	26,684	102
*	Shattuck Labs Inc.	24,751	100
*	Precigen Inc.	73,808	99
*	Fulcrum Therapeutics Inc.	20,212	99
*,1	Citius Pharmaceuticals Inc.	106,287	98
*	Gritstone bio Inc.	39,937	97
*	Allakos Inc.	30,574	96
*	Lexicon Pharmaceuticals Inc.	51,632	96
*,1	SmileDirectClub Inc. Class A	90,900	95
*	Omega Therapeutics Inc.	25,050	95
*	CVRx Inc.	15,660	94
*	Ovid therapeutics Inc.	43,087	93
*	Actinium Pharmaceuticals Inc.	19,281	93
*	Harvard Bioscience Inc.	25,649	92
*	Spectrum Pharmaceuticals Inc.	118,300	92

Balanced Index Fund
		Shares	Market Value• ($000)
	iRadimed Corp.	2,691	91
*	Passage Bio Inc.	38,001	90
*	Allovir Inc.	22,947	89
*	Tyra Biosciences Inc.	12,400	89
*	FONAR Corp.	5,825	88
*	Endo International plc	187,335	87
*	KemPharm Inc.	19,400	87
*	Ardelyx Inc.	146,000	86
*	Durect Corp.	180,792	86
*	Standard BioTools Inc.	54,000	86
*	TFF Pharmaceuticals Inc.	15,224	86
*	CytomX Therapeutics Inc.	46,219	85
*	Poseida Therapeutics Inc.	32,859	85
*	ContraFect Corp.	26,913	83
*	Greenwich Lifesciences Inc.	9,800	83
*,1	Humacyte Inc.	25,479	82
*	Athira Pharma Inc.	26,677	81
*,1	Asensus Surgical Inc.	202,501	81
*	CorMedix Inc.	19,865	80
*	Puma Biotechnology Inc.	28,100	80
*	Ikena Oncology Inc.	18,053	80
*	ChromaDex Corp.	47,403	79
*	Personalis Inc.	22,769	79
*	CytoSorbents Corp.	35,641	78
*	Frequency Therapeutics Inc.	52,100	78
*	Orgenesis Inc.	32,261	78
*	Apollo Endosurgery Inc.	20,415	75
*	Jounce Therapeutics Inc.	24,864	75
*	Genprex Inc.	54,200	75
*,1	Inozyme Pharma Inc.	15,730	75
*	iCAD Inc.	18,133	73
*,1	89bio Inc.	22,722	73
*	NightHawk Biosciences Inc.	28,727	73
*	Forian Inc.	16,600	73
*	Electromed Inc.	7,476	72
*	Paratek Pharmaceuticals Inc.	36,785	71
*	Celcuity Inc.	7,727	70
*	PDS Biotechnology Corp.	19,304	70
*	Design Therapeutics Inc.	4,979	70
*	Alpha Teknova Inc.	8,236	69
*	Tenaya Therapeutics Inc.	11,999	68
*	Semler Scientific Inc.	2,400	68
*	Palatin Technologies Inc.	238,694	67
*	SQZ Biotechnologies Co.	21,128	67
*	Decibel Therapeutics Inc.	15,840	67
*	Bright Green Corp.	30,400	67
	XBiotech Inc.	11,679	66
*	Curis Inc.	66,098	65
*	MediciNova Inc.	25,702	65
*	Aveanna Healthcare Holdings Inc.	28,788	65
*	Century Therapeutics Inc.	7,713	65
*	La Jolla Pharmaceutical Co.	20,200	64
*	Stereotaxis Inc.	34,516	64
*	BioAtla Inc.	22,308	64
*	Cue Biopharma Inc.	25,288	63
*,1	Leap Therapeutics Inc.	55,143	63
*	Neuronetics Inc.	19,481	63
*	scPharmaceuticals Inc.	13,000	63
*	BrainStorm Cell Therapeutics Inc.	22,317	62
*	Sensus Healthcare Inc.	8,033	62
*	KORU Medical Systems Inc.	24,374	62
*	Retractable Technologies Inc.	15,700	60
*	Praxis Precision Medicines Inc.	24,467	60
*,1	Clene Inc.	23,900	60
*	Finch Therapeutics Group Inc.	21,220	60
*	Akouos Inc.	12,445	58
*,1	Impel Pharmaceuticals Inc.	6,194	58
*	MEI Pharma Inc.	93,726	57
*	Oncocyte Corp.	63,657	57
		Shares	Market Value• ($000)
*	aTyr Pharma Inc.	19,720	56
*	MyMD Pharmaceuticals Inc.	25,990	56
*	Dyadic International Inc.	17,910	55
*,1	Adamis Pharmaceuticals Corp.	109,800	55
*	Cardiff Oncology Inc.	24,797	55
*	Merrimack Pharmaceuticals Inc.	9,104	54
*	Annexon Inc.	14,204	54
*,1	PAVmed Inc.	56,600	53
*	Harpoon Therapeutics Inc.	27,100	52
*	Codiak Biosciences Inc.	18,019	52
*	TherapeuticsMD Inc.	5,268	52
*	Precision BioSciences Inc.	31,777	51
*	Infinity Pharmaceuticals Inc.	80,200	51
*,1	Trevena Inc.	123,816	51
*	Exagen Inc.	8,667	50
*	Tabula Rasa HealthCare Inc.	19,595	50
*	DiaMedica Therapeutics Inc.	24,554	50
*	Seelos Therapeutics Inc.	73,332	50
*	Humanigen Inc.	28,100	50
*	GT Biopharma Inc.	16,775	50
*	Clearside Biomedical Inc.	33,500	49
*	Synlogic Inc.	42,408	49
*	Applied Molecular Transport Inc.	16,784	49
*	Immunic Inc.	13,600	47
*	LENSAR Inc.	7,146	47
*	Conformis Inc.	129,153	46
*	Evelo Biosciences Inc.	22,014	46
*	iBio Inc.	174,700	46
*	Annovis Bio Inc.	4,100	46
*	Rapid Micro Biosystems Inc. Class A	10,406	45
*	Alpine Immune Sciences Inc.	5,130	44
*,1	Oyster Point Pharma Inc.	10,086	44
*	Inmune Bio Inc.	5,000	44
*	9 Meters Biopharma Inc.	169,534	44
*	Sensei Biotherapeutics Inc.	19,290	44
*	Catalyst Biosciences Inc.	23,975	43
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	9,469	43
*,1	Zynerba Pharmaceuticals Inc.	37,481	43
*	Akebia Therapeutics Inc.	119,228	42
*	Cortexyme Inc.	18,900	42
*	Sientra Inc.	50,000	42
*,1	Enochian Biosciences Inc.	21,000	41
*	Taysha Gene Therapies Inc.	10,918	41
*,1	Athersys Inc.	152,037	40
*	Surface Oncology Inc.	24,474	40
*,1	Vor BioPharma Inc.	8,142	40
*	Anixa Biosciences Inc.	12,599	39
*	PLx Pharma Inc.	16,010	39
*	Syros Pharmaceuticals Inc.	40,282	39
*	OpGen Inc.	72,000	39
*	Prelude Therapeutics Inc.	7,538	39
*	Lucira Health Inc.	21,208	39
*	Invacare Corp.	29,423	38
*	Axcella Health Inc.	18,254	37
*	Vapotherm Inc.	14,711	37
*	Sio Gene Therapies Inc.	101,900	37
*	Immunome Inc.	11,471	37
*	Eton Pharmaceuticals Inc.	13,900	36
*	Oncternal Therapeutics Inc.	32,400	36
*	Galectin Therapeutics Inc.	26,902	35
*,1	Biora Therapeutics Inc.	49,399	35
*	Novan Inc.	14,992	35
*	Convey Health Solutions Holdings Inc.	3,410	35
*	Tela Bio Inc.	4,801	34
*	Hepion Pharmaceuticals Inc.	59,700	34
*	Terns Pharmaceuticals Inc.	13,813	34
*	GlycoMimetics Inc.	54,900	33
*	PhaseBio Pharmaceuticals Inc.	54,300	33
*	SELLAS Life Sciences Group Inc.	14,905	33

Balanced Index Fund
		Shares	Market Value• ($000)
*	Nautilus Biotechnology Inc. Class A	12,100	33
*,1	Verrica Pharmaceuticals Inc.	16,816	32
*	Champions Oncology Inc.	3,815	31
*	Graphite Bio Inc.	11,215	31
*	Athenex Inc.	74,162	30
*	Rubius Therapeutics Inc.	35,800	30
*,1	Elevation Oncology Inc.	21,141	30
*	Hookipa Pharma Inc.	18,030	29
*	Magenta Therapeutics Inc.	24,259	29
*	Molecular Templates Inc.	31,960	29
*	Aspira Women's Health Inc.	49,767	29
*	Angion Biomedica Corp.	25,035	29
*	Lipocine Inc.	34,514	28
*	Tracon Pharmaceuticals Inc.	13,800	28
*	SCYNEXIS Inc.	15,090	28
*	Summit Therapeutics Inc.	28,141	28
*	NexImmune Inc.	17,304	28
*	Accelerate Diagnostics Inc.	27,042	27
*	Aligos Therapeutics Inc.	21,969	27
*	Rezolute Inc.	8,500	27
*,1	Ampio Pharmaceuticals Inc.	152,721	26
*	Cidara Therapeutics Inc.	52,829	26
*	NeuBase Therapeutics Inc.	25,226	26
*	Avalo Therapeutics Inc.	51,342	26
*	Societal CDMO Inc.	31,949	25
*	Bolt Biotherapeutics Inc.	12,305	25
*	Applied Genetic Technologies Corp.	31,353	24
*	ElectroCore Inc.	47,524	24
*	Aura Biosciences Inc.	1,713	24
*	AcelRx Pharmaceuticals Inc.	92,758	23
*	IRIDEX Corp.	8,974	23
*,1	T2 Biosystems Inc.	134,241	22
*	Corvus Pharmaceuticals Inc.	20,935	21
*	Lantern Pharma Inc.	3,734	21
*	Aptinyx Inc. Class A	35,501	20
*	Cabaletta Bio Inc.	18,792	20
*	PepGen Inc.	2,011	20
*	Cumberland Pharmaceuticals Inc.	9,187	19
*	Five Star Senior Living Inc.	15,685	19
*	Eyenovia Inc.	8,993	18
*,1	Lannett Co. Inc.	30,199	18
*	Marker Therapeutics Inc.	54,947	18
*	Aeglea BioTherapeutics Inc.	33,281	17
*	IsoRay Inc.	55,618	17
	Psychemedics Corp.	2,717	17
*	Celsion Corp.	9,191	17
*	Equillium Inc.	7,975	16
*	Neoleukin Therapeutics Inc.	15,800	16
*	Delcath Systems Inc.	3,900	16
*,1	BioSig Technologies Inc.	23,402	15
*	Spero Therapeutics Inc.	19,238	14
*	Cellectar Biosciences Inc.	35,100	14
*	IMARA Inc.	11,325	14
*	Cyclerion Therapeutics Inc.	23,450	13
*	Eloxx Pharmaceuticals Inc.	48,700	13
*	X4 Pharmaceuticals Inc.	13,208	13
*	Venus Concept Inc.	28,327	13
*	Alimera Sciences Inc.	2,158	12
*	Applied Therapeutics Inc.	12,523	12
*	Virpax Pharmaceuticals Inc.	6,900	12
*	Rani Therapeutics Holdings Inc. Class A	1,173	12
*,1	Tonix Pharmaceuticals Holding Corp.	7,629	12
*	HilleVax Inc.	1,135	12
*,1	Pulse Biosciences Inc.	7,474	11
*,1	NRX Pharmaceuticals Inc.	18,200	11
*	Jaguar Health Inc.	37,232	11
*	Larimar Therapeutics Inc.	5,300	10
*	Immuneering Corp. Class A	1,865	10
*	Inhibikase Therapeutics Inc.	11,895	9
		Shares	Market Value• ($000)
*	AN2 Therapeutics Inc.	1,222	9
*	Strata Skin Sciences Inc.	8,329	8
*	NantHealth Inc.	20,200	8
*	Forte Biosciences Inc.	6,200	8
*	Thorne HealthTech Inc.	1,688	8
*,2	Strongbridge Biopharma plc CVR	45,300	8
*	Tyme Technologies Inc.	26,570	7
*	Bellerophon Therapeutics Inc.	5,364	7
*	Salarius Pharmaceuticals Inc.	31,300	7
*	Cyclacel Pharmaceuticals Inc.	6,337	7
*	Vivos Therapeutics Inc.	5,061	7
*	Aerovate Therapeutics Inc.	463	7
*	Eliem Therapeutics Inc.	2,237	7
*	Aquestive Therapeutics Inc.	9,542	6
*,2	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*,1	Windtree Therapeutics Inc.	14,800	6
*	Reviva Pharmaceuticals Holdings Inc.	5,640	6
*	Geron Corp. Warrants Exp. 12/31/25	39,917	5
*	BioVie Inc. Class A	3,174	5
*	Cyclo Therapeutics Inc.	2,677	5
*	Jasper Therapeutics Inc.	2,834	5
*	Theseus Pharmaceuticals Inc.	848	5
*	Vigil Neuroscience Inc.	1,832	5
*	Soligenix Inc.	5,887	4
*	Xilio Therapeutics Inc.	1,346	4
*,2	Adamas Pharmaceuticals Inc. CVR	59,600	4
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*	Mustang Bio Inc.	4,753	3
*	Talis Biomedical Corp.	3,442	3
*	Longboard Pharmaceuticals Inc.	962	3
*	Reneo Pharmaceuticals Inc.	1,021	3
*	IN8bio Inc.	1,056	3
*	Minerva Surgical Inc.	1,366	3
*	Panbela Therapeutics Inc.	5,105	3
*	Fortress Biotech Inc.	1,919	2
*	Opiant Pharmaceuticals Inc.	206	2
*	Nephros Inc.	1,098	2
*	Acutus Medical Inc.	1,900	2
*	Oncorus Inc.	1,585	2
*	Vaxxinity Inc. Class A	1,015	2
*	Biolase Inc.	446	2
*	AgeX Therapeutics Inc.	1,702	1
*	LogicBio Therapeutics Inc.	3,614	1
*,2	Ocera Therapeutics Inc. CVR	3,700	1
*,2	Aduro Biotech Inc. CVR	6,844	1
*,2	Miragen Therapeutics Inc. CVR	36,076	1
*	CareCloud Inc.	237	1
*	Aileron Therapeutics Inc.	250	—
*,2	Ambit Biosciences Corp. CVR	1,900	—
*	OncoSec Medical Inc.	163	—
*,2	Biosante Pharmaceutical Inc. CVR	14,250	—
*	Ekso Bionics Holdings Inc.	67	—
*,2	Lantheus Holdings Inc. CVR	82,198	—
*,2	F-star Therapeutics Inc. CVR	2,729	—
			4,126,857
Industrials (7.5%)
	Visa Inc. Class A	1,269,560	249,964
	Mastercard Inc. Class A	669,819	211,315
	Accenture plc Class A	510,773	141,816
	Raytheon Technologies Corp.	1,147,639	110,300
	United Parcel Service Inc. Class B	565,962	103,311
	Union Pacific Corp.	484,232	103,277
	Honeywell International Inc.	524,877	91,229
	Lockheed Martin Corp.	205,400	88,314
	Caterpillar Inc.	411,410	73,544
	Automatic Data Processing Inc.	322,167	67,668
	Deere & Co.	212,769	63,718
*	PayPal Holdings Inc.	893,997	62,437
*	Boeing Co.	456,411	62,401

Balanced Index Fund
		Shares	Market Value• ($000)
	American Express Co.	435,421	60,358
	3M Co.	439,475	56,872
	General Electric Co.	848,929	54,051
	Northrop Grumman Corp.	108,100	51,733
	CSX Corp.	1,675,556	48,692
	Fidelity National Information Services Inc.	470,417	43,123
	Norfolk Southern Corp.	183,825	41,782
	FedEx Corp.	180,390	40,896
	Sherwin-Williams Co.	180,826	40,489
	General Dynamics Corp.	181,230	40,097
*	Fiserv Inc.	448,646	39,916
	Illinois Tool Works Inc.	215,147	39,211
	Eaton Corp. plc	307,687	38,765
	Emerson Electric Co.	456,774	36,332
	L3Harris Technologies Inc.	149,753	36,195
	Capital One Financial Corp.	303,100	31,580
	Paychex Inc.	249,960	28,463
	Johnson Controls International plc	536,659	25,695
	Cintas Corp.	66,853	24,972
*	Block Inc. Class A	400,415	24,610
	Parker-Hannifin Corp.	98,610	24,263
	Global Payments Inc.	217,013	24,010
	Carrier Global Corp.	657,477	23,446
	Trane Technologies plc	179,414	23,301
	Otis Worldwide Corp.	327,159	23,120
*	TransDigm Group Inc.	39,945	21,437
	Cummins Inc.	109,271	21,147
	Verisk Analytics Inc.	121,447	21,021
	PPG Industries Inc.	182,052	20,816
*	Mettler-Toledo International Inc.	17,588	20,205
	Old Dominion Freight Line Inc.	78,797	20,194
	PACCAR Inc.	241,476	19,883
	DuPont de Nemours Inc.	352,720	19,604
	AMETEK Inc.	178,348	19,599
*	Keysight Technologies Inc.	138,440	19,084
	Rockwell Automation Inc.	90,181	17,974
	Equifax Inc.	94,488	17,271
	Ball Corp.	245,593	16,889
	WW Grainger Inc.	35,430	16,100
*	Waters Corp.	46,378	15,350
	Fortive Corp.	276,882	15,057
	Vulcan Materials Co.	102,310	14,538
	Martin Marietta Materials Inc.	47,745	14,287
	Quanta Services Inc.	110,167	13,808
*	Teledyne Technologies Inc.	35,982	13,497
*	United Rentals Inc.	55,300	13,433
	Dover Corp.	110,225	13,373
	Ingersoll Rand Inc.	312,914	13,167
	Expeditors International of Washington Inc.	129,843	12,655
	Jacobs Engineering Group Inc.	98,952	12,580
	Stanley Black & Decker Inc.	116,675	12,235
*	Zebra Technologies Corp. Class A	40,639	11,946
*	FleetCor Technologies Inc.	56,641	11,901
	TransUnion	146,811	11,743
*	Trimble Inc.	192,415	11,204
	Westinghouse Air Brake Technologies Corp.	134,282	11,022
	Xylem Inc.	139,788	10,929
	Synchrony Financial	387,076	10,691
	IDEX Corp.	58,790	10,678
*	Generac Holdings Inc.	48,869	10,291
	Textron Inc.	166,482	10,167
	JB Hunt Transport Services Inc.	64,290	10,124
	Jack Henry & Associates Inc.	56,010	10,083
	CH Robinson Worldwide Inc.	98,783	10,014
	Packaging Corp. of America	71,716	9,861
	Carlisle Cos. Inc.	39,958	9,534
	Booz Allen Hamilton Holding Corp.	101,905	9,208
	Masco Corp.	181,500	9,184
	Howmet Aerospace Inc.	289,760	9,113
		Shares	Market Value• ($000)
	Crown Holdings Inc.	95,759	8,826
*	Bill.com Holdings Inc.	76,955	8,460
	Nordson Corp.	40,312	8,161
	Snap-on Inc.	41,165	8,111
*	Fair Isaac Corp.	20,230	8,110
	RPM International Inc.	100,054	7,876
	Westrock Co.	197,190	7,856
	Graco Inc.	130,029	7,725
	Hubbell Inc. Class B	41,412	7,395
	HEICO Corp. Class A	69,573	7,332
*	Builders FirstSource Inc.	132,099	7,094
	AECOM	107,010	6,979
	Allegion plc	67,477	6,606
	Huntington Ingalls Industries Inc.	30,281	6,596
	Sealed Air Corp.	113,228	6,536
	Toro Co.	80,200	6,078
	Fortune Brands Home & Security Inc.	101,427	6,073
	Robert Half International Inc.	80,793	6,051
	Watsco Inc.	25,211	6,021
	Genpact Ltd.	141,180	5,980
	Regal Rexnord Corp.	52,220	5,928
	Pentair plc	125,529	5,745
	Tetra Tech Inc.	42,025	5,739
*	WillScot Mobile Mini Holdings Corp.	174,858	5,669
	Owens Corning	75,906	5,641
	Knight-Swift Transportation Holdings Inc. Class A	120,752	5,590
	Lincoln Electric Holdings Inc.	45,273	5,585
	A O Smith Corp.	100,281	5,483
*	Berry Global Group Inc.	99,281	5,425
	Cognex Corp.	126,720	5,388
*	WEX Inc.	34,537	5,373
*	Middleby Corp.	42,175	5,287
*	Paylocity Holding Corp.	30,018	5,236
	Lennox International Inc.	25,337	5,234
*	Mohawk Industries Inc.	41,940	5,204
	AptarGroup Inc.	50,161	5,177
*	Coherent Inc.	19,213	5,115
	Advanced Drainage Systems Inc.	55,785	5,025
	Sensata Technologies Holding plc	121,573	5,022
	Western Union Co.	303,445	4,998
	Littelfuse Inc.	19,448	4,941
*	Axon Enterprise Inc.	52,456	4,887
	Graphic Packaging Holding Co.	237,374	4,866
*	FTI Consulting Inc.	26,791	4,845
*	Chart Industries Inc.	28,437	4,760
*	Trex Co. Inc.	85,684	4,663
	Donaldson Co. Inc.	94,916	4,569
	AGCO Corp.	45,940	4,534
	MKS Instruments Inc.	42,738	4,386
	ITT Inc.	64,984	4,370
	Sonoco Products Co.	75,893	4,329
*	TopBuild Corp.	25,765	4,307
	Landstar System Inc.	29,114	4,234
*	WESCO International Inc.	39,133	4,191
	EMCOR Group Inc.	40,593	4,179
	Acuity Brands Inc.	27,109	4,176
	Oshkosh Corp.	50,789	4,172
	MDU Resources Group Inc.	153,876	4,153
	Woodward Inc.	44,154	4,084
*	XPO Logistics Inc.	84,271	4,058
	nVent Electric plc	127,560	3,996
	Curtiss-Wright Corp.	30,007	3,963
	BWX Technologies Inc.	70,586	3,889
	Brunswick Corp.	59,145	3,867
*	Saia Inc.	20,467	3,848
*	Axalta Coating Systems Ltd.	172,650	3,817
	Valmont Industries Inc.	16,769	3,767
*	Euronet Worldwide Inc.	37,381	3,760
	Exponent Inc.	40,673	3,720

Balanced Index Fund
		Shares	Market Value• ($000)
*	ExlService Holdings Inc.	25,124	3,702
*	AMN Healthcare Services Inc.	33,718	3,699
*	GXO Logistics Inc.	84,871	3,672
*	ASGN Inc.	38,281	3,455
	MSA Safety Inc.	28,275	3,423
	Simpson Manufacturing Co. Inc.	33,491	3,370
	Louisiana-Pacific Corp.	62,175	3,259
*	MasTec Inc.	45,042	3,228
	Eagle Materials Inc.	29,321	3,224
	ManpowerGroup Inc.	41,715	3,187
	Crane Holdings Co.	34,714	3,040
	Maximus Inc.	47,978	2,999
	Flowserve Corp.	103,752	2,970
	Applied Industrial Technologies Inc.	29,988	2,884
	Allison Transmission Holdings Inc.	73,726	2,835
	Vontier Corp.	123,124	2,831
	John Bean Technologies Corp.	25,319	2,796
	HEICO Corp.	21,259	2,787
*	Kirby Corp.	45,714	2,781
	Air Lease Corp. Class A	82,732	2,766
*	Mercury Systems Inc.	42,871	2,758
*	Atkore Inc.	32,892	2,730
*	Marqeta Inc. Class A	336,293	2,727
	Insperity Inc.	27,032	2,699
	Watts Water Technologies Inc. Class A	21,803	2,678
	Silgan Holdings Inc.	64,739	2,677
	Triton International Ltd.	50,656	2,667
*	Fluor Corp.	109,342	2,661
	MSC Industrial Direct Co. Inc. Class A	35,207	2,644
	Armstrong World Industries Inc.	35,050	2,627
	Ryder System Inc.	36,679	2,606
*	Affirm Holdings Inc. Class A	144,213	2,604
	GATX Corp.	27,545	2,594
	Zurn Elkay Water Solutions Corp.	91,183	2,484
	HB Fuller Co.	40,865	2,460
	Korn Ferry	41,988	2,436
*	API Group Corp.	161,428	2,417
	Spirit AeroSystems Holdings Inc. Class A	80,993	2,373
	Franklin Electric Co. Inc.	32,145	2,355
*	Aerojet Rocketdyne Holdings Inc.	57,927	2,352
	ABM Industries Inc.	53,734	2,333
	Matson Inc.	31,959	2,329
	Comfort Systems USA Inc.	27,730	2,306
*	Welbilt Inc.	95,584	2,276
*	ACI Worldwide Inc.	87,710	2,271
*	Resideo Technologies Inc.	116,412	2,261
*	TriNet Group Inc.	28,903	2,243
*	Beacon Roofing Supply Inc.	43,447	2,231
	Otter Tail Corp.	32,769	2,200
	Brink's Co.	35,845	2,176
*	Summit Materials Inc. Class A	92,508	2,155
	Hillenbrand Inc.	52,249	2,140
*	Allegheny Technologies Inc.	93,687	2,128
	UniFirst Corp.	12,218	2,104
*	Dycom Industries Inc.	22,304	2,075
	ManTech International Corp. Class A	21,151	2,019
*	Bloom Energy Corp. Class A	122,229	2,017
	EVERTEC Inc.	53,787	1,984
*	Meritor Inc.	54,124	1,966
	Badger Meter Inc.	23,530	1,903
	EnerSys	32,008	1,887
	Moog Inc. Class A	23,750	1,886
	Esab Corp.	42,583	1,863
	Forward Air Corp.	19,714	1,813
	Albany International Corp. Class A	22,997	1,812
*	Hub Group Inc. Class A	25,517	1,810
*	Verra Mobility Corp. Class A	115,015	1,807
*	Itron Inc.	36,164	1,788
	Altra Industrial Motion Corp.	50,393	1,776
		Shares	Market Value• ($000)
	Belden Inc.	33,082	1,762
	AAON Inc.	31,720	1,737
	Herc Holdings Inc.	19,204	1,731
	Brady Corp. Class A	36,359	1,718
	Kadant Inc.	9,398	1,714
*	SPX Corp.	31,707	1,675
	Federal Signal Corp.	46,796	1,666
	Werner Enterprises Inc.	42,383	1,633
*	O-I Glass Inc.	115,702	1,620
	Trinity Industries Inc.	66,308	1,606
	Helios Technologies Inc.	24,221	1,605
	Encore Wire Corp.	15,065	1,566
*	Air Transport Services Group Inc.	54,416	1,563
	Kennametal Inc.	67,081	1,558
	Installed Building Products Inc.	18,405	1,531
*	CBIZ Inc.	38,020	1,519
	McGrath RentCorp	19,879	1,511
*	AeroVironment Inc.	18,273	1,502
	Mueller Water Products Inc. Class A	124,409	1,459
*	AZEK Co. Inc. Class A	86,671	1,451
	Maxar Technologies Inc.	55,378	1,445
	Terex Corp.	51,642	1,413
	Greif Inc. Class A	22,326	1,393
*	GMS Inc.	30,824	1,372
*	Alight Inc. Class A	203,044	1,371
*	Kratos Defense & Security Solutions Inc.	96,224	1,336
*	Masonite International Corp.	17,208	1,322
	Bread Financial Holdings Inc.	35,385	1,311
	ESCO Technologies Inc.	19,033	1,301
	ArcBest Corp.	18,411	1,296
*	Shift4 Payments Inc. Class A	38,337	1,267
	CSW Industrials Inc.	12,202	1,257
	ICF International Inc.	13,190	1,253
	EnPro Industries Inc.	15,205	1,246
*	Hayward Holdings Inc.	84,593	1,217
	Barnes Group Inc.	38,984	1,214
*	Veritiv Corp.	11,100	1,205
*	Atlas Air Worldwide Holdings Inc.	19,508	1,204
*	NV5 Global Inc.	10,289	1,201
	Griffon Corp.	42,387	1,188
*	MYR Group Inc.	13,343	1,176
	Lindsay Corp.	8,794	1,168
*	Huron Consulting Group Inc.	17,876	1,162
*	Gates Industrial Corp. plc	107,055	1,157
*	Cornerstone Building Brands Inc.	45,453	1,113
	Granite Construction Inc.	37,297	1,087
*	Core & Main Inc. Class A	48,501	1,082
*	CoreCivic Inc.	97,038	1,078
*	AAR Corp.	25,566	1,070
*	Flywire Corp.	60,441	1,066
	TTEC Holdings Inc.	15,547	1,055
*	CryoPort Inc.	33,788	1,047
*	Proto Labs Inc.	21,863	1,046
*	OSI Systems Inc.	11,871	1,014
*,1	Legalzoom.com Inc.	91,070	1,001
*,1	Nikola Corp.	208,400	992
*	Gibraltar Industries Inc.	25,334	982
	Enerpac Tool Group Corp. Class A	50,940	969
*	Vicor Corp.	16,932	927
	ADT Inc.	150,167	924
	Alamo Group Inc.	7,779	906
*	Evo Payments Inc. Class A	38,485	905
	Tennant Co.	15,277	905
	Patrick Industries Inc.	17,336	899
	Primoris Services Corp.	41,117	895
*	JELD-WEN Holding Inc.	60,479	882
*	Green Dot Corp. Class A	34,799	874
*,1	Virgin Galactic Holdings Inc.	144,422	869
	Kforce Inc.	14,009	859

Balanced Index Fund
		Shares	Market Value• ($000)
	Mesa Laboratories Inc.	4,118	840
	Greenbrier Cos. Inc.	23,192	835
*	Hillman Solutions Corp.	96,313	832
*	PGT Innovations Inc.	49,708	827
	TriMas Corp.	29,733	823
*,1	Joby Aviation Inc.	167,425	822
*	Energy Recovery Inc.	41,500	806
*	Enovix Corp.	89,100	794
	AZZ Inc.	19,359	790
	International Seaways Inc.	36,965	784
*	Payoneer Global Inc.	198,701	779
	Standex International Corp.	9,089	771
*	Repay Holdings Corp. Class A	57,838	743
	H&E Equipment Services Inc.	25,264	732
	Kaman Corp.	23,276	727
*	Proterra Inc.	156,279	725
	Apogee Enterprises Inc.	18,339	719
	Marten Transport Ltd.	42,381	713
*	TuSimple Holdings Inc. Class A	97,786	707
*	PureCycle Technologies Inc.	95,029	705
	Deluxe Corp.	32,129	696
	Schneider National Inc. Class B	30,952	693
	Astec Industries Inc.	16,978	692
*	Donnelley Financial Solutions Inc.	23,600	691
*	Triumph Group Inc.	49,800	662
	Myers Industries Inc.	29,048	660
*	Montrose Environmental Group Inc.	19,220	649
*	Cross Country Healthcare Inc.	30,721	640
*	Mirion Technologies Inc.	110,600	637
*	American Woodmark Corp.	14,041	632
*	Rocket Lab USA Inc.	163,777	621
*	AvidXchange Holdings Inc.	100,184	615
*	ZipRecruiter Inc. Class A	40,276	597
	Columbus McKinnon Corp.	21,022	596
	Heartland Express Inc.	41,821	582
	CRA International Inc.	6,430	574
*	Great Lakes Dredge & Dock Corp.	43,592	571
*	Construction Partners Inc. Class A	27,142	568
	Resources Connection Inc.	27,891	568
*	Titan International Inc.	37,200	562
	Insteel Industries Inc.	16,294	549
*	Aurora Innovation Inc.	281,900	538
	Shyft Group Inc.	28,838	536
*	Conduent Inc.	122,700	530
*	I3 Verticals Inc. Class A	21,154	529
	Gorman-Rupp Co.	18,581	526
*	Remitly Global Inc.	68,697	526
	Quanex Building Products Corp.	22,734	517
	Heidrick & Struggles International Inc.	15,472	501
*	Sterling Infrastructure Inc.	22,643	496
*	International Money Express Inc.	23,900	489
*	SP Plus Corp.	15,915	489
*	BlueLinx Holdings Inc.	7,292	487
	Kelly Services Inc. Class A	24,290	482
*	Cimpress plc	12,144	472
	Pitney Bowes Inc.	128,500	465
	Ennis Inc.	22,944	464
*	Napco Security Technologies Inc.	22,194	457
	Wabash National Corp.	33,665	457
	Chase Corp.	5,851	455
*	TrueBlue Inc.	25,332	453
*	First Advantage Corp.	35,553	450
*	Forrester Research Inc.	9,338	447
	Barrett Business Services Inc.	6,077	443
*	FARO Technologies Inc.	14,129	436
*	Modine Manufacturing Co.	39,900	420
	Douglas Dynamics Inc.	14,540	418
	Eagle Bulk Shipping Inc.	7,784	404
*	BTRS Holdings Inc.	80,374	400
		Shares	Market Value• ($000)
*	CS Disco Inc.	21,829	394
*	Janus International Group Inc.	42,818	387
*	Franklin Covey Co.	8,348	386
*	Ducommun Inc.	8,885	382
*	Titan Machinery Inc.	17,060	382
*	Paya Holdings Inc.	56,700	373
*	BrightView Holdings Inc.	30,953	371
	Argan Inc.	9,742	364
*	TaskUS Inc. Class A	21,330	360
*,1	Desktop Metal Inc. Class A	159,504	351
*	Archer Aviation Inc. Class A	110,655	341
	National Presto Industries Inc.	5,050	331
*	Vectrus Inc.	9,894	331
*	Manitowoc Co. Inc.	31,178	328
*	Willdan Group Inc.	11,769	325
*	Custom Truck One Source Inc.	57,575	322
*	Thermon Group Holdings Inc.	22,609	318
*	Babcock & Wilcox Enterprises Inc.	52,446	316
	Covenant Logistics Group Inc. Class A	12,430	312
*,1	Microvast Holdings Inc.	139,400	309
	Cass Information Systems Inc.	9,079	307
*,1	Danimer Scientific Inc.	65,200	297
*	Hudson Technologies Inc.	38,729	291
*	Vishay Precision Group Inc.	9,889	288
*,1	Workhorse Group Inc.	108,333	282
*	DXP Enterprises Inc.	9,164	281
	REV Group Inc.	25,884	281
*	CIRCOR International Inc.	16,867	276
*	Transcat Inc.	4,840	275
	Allied Motion Technologies Inc.	11,944	273
	Kronos Worldwide Inc.	14,677	270
*	Hyliion Holdings Corp.	83,600	269
*	Tutor Perini Corp.	30,540	268
	VSE Corp.	7,076	266
*	Cantaloupe Inc.	47,000	263
*	Advantage Solutions Inc.	68,200	259
	Pactiv Evergreen Inc.	25,797	257
	Miller Industries Inc.	11,281	256
	Cadre Holdings Inc.	12,800	252
*	HireRight Holdings Corp.	17,594	250
*	Radiant Logistics Inc.	33,408	248
	Park Aerospace Corp.	19,093	244
*	Ranpak Holdings Corp. Class A	34,100	239
	Hyster-Yale Materials Handling Inc.	7,125	230
*	BlackSky Technology Inc.	95,200	220
*	Velo3D Inc.	159,400	220
*	Aspen Aerogels Inc.	22,066	218
*	DHI Group Inc.	43,804	218
*	Blade Air Mobility Inc.	48,000	214
*	AerSale Corp.	13,900	202
	Information Services Group Inc.	29,685	201
*	ServiceSource International Inc.	136,100	200
	LSI Industries Inc.	32,279	199
*	Target Hospitality Corp.	34,400	196
*	Acacia Research Corp.	38,613	195
*	USA Truck Inc.	6,111	192
*	Moneylion Inc.	145,457	192
*,1	Hyzon Motors Inc.	64,100	188
*	Evolv Technologies Holdings Inc.	69,600	185
*	IES Holdings Inc.	5,998	181
*	Sterling Check Corp.	11,094	181
*	PFSweb Inc.	15,253	179
*	Infrastructure & Energy Alternatives Inc.	22,200	178
*	PAM Transportation Services Inc.	6,504	178
	Perella Weinberg Partners Class A	30,221	176
*,1	Sarcos Technology & Robotics Corp.	65,600	174
	Powell Industries Inc.	7,254	170
*,1	AEye Inc.	86,700	166
*	ShotSpotter Inc.	6,113	165

Balanced Index Fund
		Shares	Market Value• ($000)
*	Daseke Inc.	25,698	164
*	RCM Technologies Inc.	8,104	164
*	Markforged Holding Corp.	87,900	163
*	CECO Environmental Corp.	26,869	161
*	Atlanticus Holdings Corp.	4,500	158
*	Commercial Vehicle Group Inc.	26,700	156
*	Astronics Corp.	14,905	152
	Universal Logistics Holdings Inc.	5,573	152
*	Skillsoft Corp.	42,306	149
*	Distribution Solutions Group Inc.	2,806	144
*	Performant Financial Corp.	54,600	144
*	Spire Global Inc.	118,300	137
	United States Lime & Minerals Inc.	1,281	135
*	Luna Innovations Inc.	22,193	129
	Hurco Cos. Inc.	5,051	125
*	Atlas Technical Consultants Inc. Class A	23,600	124
*	Concrete Pumping Holdings Inc.	19,696	119
*	Yellow Corp.	39,500	116
*	Astra Space Inc.	88,127	115
*	Vivint Smart Home Inc.	32,800	114
	Park-Ohio Holdings Corp.	7,030	111
*	Mistras Group Inc.	18,400	109
*	Paymentus Holdings Inc. Class A	7,993	107
*	Blue Bird Corp.	11,011	101
*,1	Lightning eMotors Inc.	35,019	97
*	Manitex International Inc.	14,516	94
*	Quad/Graphics Inc.	34,200	94
*	Byrna Technologies Inc.	10,800	93
	ARC Document Solutions Inc.	34,251	90
*	Orion Group Holdings Inc.	38,600	88
*	Iteris Inc.	30,071	87
*,1	Latch Inc.	74,183	85
*	Hydrofarm Holdings Group Inc.	24,181	84
*	L B Foster Co. Class A	6,452	83
*	Biotricity Inc.	42,800	76
*	Bowman Consulting Group Ltd. Class A	6,100	75
*	Velodyne Lidar Inc.	77,900	74
*	INNOVATE Corp.	41,047	71
*,1	Energous Corp.	69,135	69
*	Core Molding Technologies Inc.	7,270	67
*	IZEA Worldwide Inc.	69,691	63
*,1	View Inc.	39,074	63
*	US Xpress Enterprises Inc. Class A	22,566	60
*	Gencor Industries Inc.	5,230	53
*,1	Katapult Holdings Inc.	46,100	49
*,1	MICT Inc.	80,454	46
*	Momentus Inc.	21,500	46
*	Willis Lease Finance Corp.	1,168	44
	Graham Corp.	6,141	42
*	Twin Disc Inc.	4,630	42
*	Rekor Systems Inc.	23,522	41
*,1	Wrap Technologies Inc.	21,600	40
*	EVI Industries Inc.	3,846	38
*	LightPath Technologies Inc. Class A	30,132	37
*	Horizon Global Corp.	22,200	36
*	Eos Energy Enterprises Inc.	28,200	34
*	Ultralife Corp.	6,533	30
*	ALJ Regional Holdings Inc.	15,022	29
*	Orbital Energy Group Inc.	44,153	28
*	Orion Energy Systems Inc.	13,570	27
*	RF Industries Ltd.	3,910	24
*	Agrify Corp.	12,105	24
*	Broadwind Inc.	12,171	20
*	CPI Card Group Inc.	1,080	18
*	BitNile Holdings Inc.	66,700	18
*	Frequency Electronics Inc.	2,246	16
*	Mayville Engineering Co. Inc.	1,894	15
*	Usio Inc.	5,651	14
*	Karat Packaging Inc.	844	14
		Shares	Market Value• ($000)
*	GreenBox POS	13,200	14
*	DSS Inc.	38,500	14
*	Odyssey Marine Exploration Inc. Class B	3,525	12
*	Air Industries Group	16,125	11
*	Coda Octopus Group Inc.	2,088	10
*	Lightbridge Corp.	2,095	10
*	Air T Inc.	532	9
*	ENGlobal Corp.	8,787	8
*	Ballantyne Strong Inc.	2,465	6
*	Innovative Solutions & Support Inc.	784	6
*	ClearSign Technologies Corp.	3,432	4
*	StarTek Inc.	1,506	4
*	Wireless Telecom Group Inc.	2,760	4
*	Berkshire Grey Inc.	2,347	3
*	Alpha Pro Tech Ltd.	135	1
*	Enjoy Technology Inc.	5,983	1
*	Digital Ally Inc.	144	—
*	Sypris Solutions Inc.	92	—
*,2	Patriot National Inc.	7,513	—
*	Shapeways Holdings Inc.	162	—
			3,676,002
Other (0.1%)[3]
[4]	Vanguard Total Bond Market ETF	375,384	28,251
Real Estate (2.2%)
	American Tower Corp.	358,898	91,731
	Prologis Inc.	570,523	67,122
	Crown Castle International Corp.	334,723	56,361
	Equinix Inc.	70,370	46,235
	Public Storage	115,118	35,994
	Realty Income Corp.	459,121	31,340
	Welltower Inc.	351,391	28,937
	Digital Realty Trust Inc.	219,691	28,523
	SBA Communications Corp.	83,175	26,620
	Simon Property Group Inc.	252,512	23,968
	VICI Properties Inc.	733,242	21,843
	AvalonBay Communities Inc.	107,473	20,877
	Equity Residential	277,832	20,065
	Weyerhaeuser Co.	575,464	19,059
*	CoStar Group Inc.	306,120	18,493
	Alexandria Real Estate Equities Inc.	126,262	18,312
	Extra Space Storage Inc.	103,823	17,662
*	CBRE Group Inc. Class A	238,022	17,521
	Invitation Homes Inc.	470,766	16,750
	Duke Realty Corp.	297,169	16,329
	Ventas Inc.	306,809	15,779
	Mid-America Apartment Communities Inc.	88,959	15,538
	Sun Communities Inc.	93,949	14,972
	Essex Property Trust Inc.	50,156	13,116
	WP Carey Inc.	147,100	12,189
	UDR Inc.	248,603	11,446
	Camden Property Trust	81,643	10,979
	Iron Mountain Inc.	222,536	10,835
	Healthpeak Properties Inc.	412,675	10,692
	Boston Properties Inc.	108,396	9,645
	Kimco Realty Corp.	481,274	9,515
	Equity LifeStyle Properties Inc.	129,437	9,121
	Host Hotels & Resorts Inc.	547,410	8,583
	Gaming & Leisure Properties Inc.	181,487	8,323
	Regency Centers Corp.	132,064	7,833
	American Homes 4 Rent Class A	212,682	7,537
	CubeSmart	173,987	7,433
	Rexford Industrial Realty Inc.	126,399	7,279
	Life Storage Inc.	64,922	7,249
	Medical Properties Trust Inc.	456,471	6,970
	American Campus Communities Inc.	107,378	6,923
*	Jones Lang LaSalle Inc.	37,289	6,520
	Americold Realty Trust Inc.	211,723	6,360
	Federal Realty OP LP	61,646	5,902

Balanced Index Fund
		Shares	Market Value• ($000)
	National Retail Properties Inc.	136,598	5,874
	Lamar Advertising Co. Class A	66,597	5,859
	Omega Healthcare Investors Inc.	181,813	5,125
	STORE Capital Corp.	196,300	5,120
	Apartment Income REIT Corp. Class A	118,943	4,948
	Healthcare Trust of America Inc. Class A	176,088	4,915
	EastGroup Properties Inc.	31,467	4,856
	First Industrial Realty Trust Inc.	100,106	4,753
	Kilroy Realty Corp.	90,833	4,753
	Brixmor Property Group Inc.	230,800	4,664
	Rayonier Inc.	115,101	4,302
	STAG Industrial Inc.	136,062	4,202
	Agree Realty Corp.	57,910	4,177
	Spirit Realty Capital Inc.	102,521	3,873
	Vornado Realty Trust	133,200	3,808
	Independence Realty Trust Inc.	171,465	3,554
	Cousins Properties Inc.	117,472	3,434
	National Storage Affiliates Trust	66,703	3,340
	Terreno Realty Corp.	58,377	3,253
	Physicians Realty Trust	185,200	3,232
*	Zillow Group Inc. Class C	101,517	3,223
	Healthcare Realty Trust Inc.	116,661	3,173
*	Ryman Hospitality Properties Inc.	40,525	3,081
	Douglas Emmett Inc.	133,507	2,988
	Kite Realty Group Trust	171,323	2,962
	Phillips Edison & Co. Inc.	85,521	2,857
	EPR Properties	58,033	2,724
	Highwoods Properties Inc.	78,710	2,691
	PS Business Parks Inc.	14,320	2,680
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	67,747	2,565
	Broadstone Net Lease Inc.	123,557	2,534
	Sabra Health Care REIT Inc.	181,137	2,531
	Apple Hospitality REIT Inc.	168,683	2,475
	JBG SMITH Properties	100,265	2,370
	LXP Industrial Trust	219,252	2,355
*	DigitalBridge Group Inc.	480,813	2,346
	PotlatchDeltic Corp.	52,782	2,332
	Park Hotels & Resorts Inc.	169,285	2,297
	Innovative Industrial Properties Inc.	20,845	2,290
*	Equity Commonwealth	82,691	2,277
	SL Green Realty Corp.	48,716	2,248
	Essential Properties Realty Trust Inc.	103,680	2,228
	Corporate Office Properties Trust	85,048	2,227
	National Health Investors Inc.	33,528	2,032
*	Howard Hughes Corp.	29,776	2,026
	Outfront Media Inc.	113,461	1,923
*	Cushman & Wakefield plc	124,499	1,897
	SITE Centers Corp.	135,915	1,831
	Kennedy-Wilson Holdings Inc.	93,011	1,762
*	Zillow Group Inc. Class A	55,185	1,755
	Uniti Group Inc.	182,435	1,719
*	Opendoor Technologies Inc.	361,700	1,704
	Pebblebrook Hotel Trust	102,600	1,700
	Four Corners Property Trust Inc.	63,265	1,682
	Hudson Pacific Properties Inc.	111,918	1,661
*	Sunstone Hotel Investors Inc.	159,704	1,584
	Easterly Government Properties Inc. Class A	78,662	1,498
	CareTrust REIT Inc.	79,600	1,468
	RLJ Lodging Trust	131,556	1,451
	Washington REIT	63,767	1,359
	Retail Opportunity Investments Corp.	85,930	1,356
	Macerich Co.	153,362	1,336
	Urban Edge Properties	87,419	1,330
	Piedmont Office Realty Trust Inc. Class A	100,960	1,325
	Brandywine Realty Trust	133,714	1,289
*	DiamondRock Hospitality Co.	156,295	1,283
	InvenTrust Properties Corp.	49,355	1,273
	Acadia Realty Trust	80,707	1,261
		Shares	Market Value• ($000)
	Centerspace	15,141	1,235
*	Xenia Hotels & Resorts Inc.	84,830	1,233
	St. Joe Co.	30,976	1,225
	LTC Properties Inc.	31,068	1,193
*,1	WeWork Inc.	233,200	1,171
	NexPoint Residential Trust Inc.	17,903	1,119
	Paramount Group Inc.	150,229	1,086
	Newmark Group Inc. Class A	111,090	1,074
*	Apartment Investment & Management Co. Class A	165,301	1,058
	American Assets Trust Inc.	34,997	1,039
	Tanger Factory Outlet Centers Inc.	72,392	1,029
	Global Net Lease Inc.	70,884	1,004
	Empire State Realty Trust Inc. Class A	137,300	965
	Alexander & Baldwin Inc.	53,230	956
*	Radius Global Infrastructure Inc.	61,100	932
	UMH Properties Inc.	50,127	885
*	Anywhere Real Estate Inc.	87,100	856
	Getty Realty Corp.	32,126	851
	Industrial Logistics Properties Trust	57,267	806
	Office Properties Income Trust	40,326	805
	NETSTREIT Corp.	41,348	780
*	Compass Inc. Class A	213,651	771
*	Veris Residential Inc.	57,742	765
	Necessity Retail REIT Inc. Class A	99,800	727
	Marcus & Millichap Inc.	18,757	694
	RPT Realty	70,559	694
	Armada Hoffler Properties Inc.	52,430	673
*	Redfin Corp.	77,098	635
	Saul Centers Inc.	13,262	625
[1]	eXp World Holdings Inc.	52,290	615
	Service Properties Trust	116,610	610
	Gladstone Land Corp.	27,240	604
	Community Healthcare Trust Inc.	16,547	599
*	Summit Hotel Properties Inc.	77,848	566
	Bluerock Residential Growth REIT Inc. Class A	20,718	545
	Gladstone Commercial Corp.	28,553	538
	Plymouth Industrial REIT Inc.	30,451	534
	Global Medical REIT Inc.	46,224	519
*	GEO Group Inc.	77,796	513
	Safehold Inc.	14,395	509
	Farmland Partners Inc.	36,575	505
	Universal Health Realty Income Trust	9,107	485
	Ares Commercial Real Estate Corp.	39,600	484
	Orion Office REIT Inc.	42,982	471
	CatchMark Timber Trust Inc. Class A	41,677	419
	BRT Apartments Corp.	19,434	418
*	Chatham Lodging Trust	38,700	404
	Bridge Investment Group Holdings Inc. Class A	26,883	391
	RE/MAX Holdings Inc. Class A	15,637	383
	Whitestone REIT	35,347	380
	Cedar Realty Trust Inc.	13,200	380
	Urstadt Biddle Properties Inc. Class A	23,329	378
*	Tejon Ranch Co.	22,743	353
	Alexander's Inc.	1,565	348
	One Liberty Properties Inc.	13,037	339
	Diversified Healthcare Trust	181,625	331
	CTO Realty Growth Inc.	5,259	321
*	FRP Holdings Inc.	5,128	309
	City Office REIT Inc.	23,669	307
	RMR Group Inc. Class A	10,425	296
	Douglas Elliman Inc.	50,797	243
*	Hersha Hospitality Trust Class A	23,600	232
	Franklin Street Properties Corp.	50,715	212
*	Ashford Hospitality Trust Inc.	33,216	199
*	Forestar Group Inc.	14,329	196
	Postal Realty Trust Inc. Class A	12,803	191
	Braemar Hotels & Resorts Inc.	41,700	179
*	Seritage Growth Properties Class A	31,500	164
	Indus Realty Trust Inc.	2,416	143

Balanced Index Fund
		Shares	Market Value• ($000)
	Alpine Income Property Trust Inc.	7,700	138
*	Stratus Properties Inc.	3,856	124
	Clipper Realty Inc.	14,042	108
*	Offerpad Solutions Inc.	30,100	66
	Global Self Storage Inc.	10,820	61
*	Fathom Holdings Inc.	5,900	46
*	Power REIT	3,393	43
	New York City REIT Inc. Class A	7,784	41
	Urstadt Biddle Properties Inc.	2,208	38
*	Altisource Portfolio Solutions SA	2,562	28
*	Sotherly Hotels Inc.	10,121	18
*	Trinity Place Holdings Inc.	15,000	15
*	Maui Land & Pineapple Co. Inc.	1,478	14
*	Rafael Holdings Inc. Class B	7,468	14
*,2	Spirit MTA REIT	44,200	12
*	Harbor Custom Development Inc.	6,890	10
			1,084,757
Technology (15.1%)
	Apple Inc.	11,864,640	1,622,134
	Microsoft Corp.	5,770,483	1,482,033
*	Alphabet Inc. Class A	229,954	501,130
*	Alphabet Inc. Class C	207,704	454,342
*	Meta Platforms Inc. Class A	1,769,728	285,369
	NVIDIA Corp.	1,834,792	278,136
	Broadcom Inc.	299,170	145,340
*	Adobe Inc.	364,481	133,422
*	Salesforce Inc.	728,315	120,201
	Intel Corp.	3,154,006	117,991
	QUALCOMM Inc.	863,586	110,314
	Texas Instruments Inc.	711,615	109,340
	International Business Machines Corp.	694,211	98,016
*	Advanced Micro Devices Inc.	1,249,654	95,561
	Intuit Inc.	206,659	79,655
	Oracle Corp.	1,132,816	79,150
*	ServiceNow Inc.	154,786	73,604
	Applied Materials Inc.	680,844	61,943
	Analog Devices Inc.	401,059	58,591
	Micron Technology Inc.	860,471	47,567
	Lam Research Corp.	107,047	45,618
*	Palo Alto Networks Inc.	76,832	37,950
	KLA Corp.	115,217	36,763
*	Synopsys Inc.	117,797	35,775
	Roper Technologies Inc.	81,548	32,183
*	Cadence Design Systems Inc.	212,510	31,883
*	Fortinet Inc.	525,630	29,740
	Amphenol Corp. Class A	460,486	29,646
*	Autodesk Inc.	167,523	28,807
*	Snowflake Inc. Class A	206,579	28,727
	Marvell Technology Inc.	658,121	28,648
	TE Connectivity Ltd.	249,807	28,266
	Cognizant Technology Solutions Corp. Class A	403,765	27,250
*	Crowdstrike Holdings Inc. Class A	156,353	26,355
	Microchip Technology Inc.	426,998	24,800
	HP Inc.	721,681	23,657
*	Workday Inc. Class A	153,045	21,362
*	Datadog Inc. Class A	196,836	18,747
	Corning Inc.	588,889	18,556
	VMware Inc. Class A	162,429	18,514
*	Zoom Video Communications Inc. Class A	165,527	17,872
*	Twitter Inc.	472,579	17,670
*	ON Semiconductor Corp.	335,259	16,867
	CDW Corp.	104,163	16,412
*	ANSYS Inc.	66,675	15,955
*	Match Group Inc.	221,545	15,439
*	Gartner Inc.	58,856	14,233
	Hewlett Packard Enterprise Co.	1,001,830	13,284
	Monolithic Power Systems Inc.	34,269	13,161
*	MongoDB Inc.	49,949	12,962
*	DoorDash Inc. Class A	199,185	12,782
		Shares	Market Value• ($000)
*	EPAM Systems Inc.	41,910	12,354
*	Palantir Technologies Inc. Class A	1,352,914	12,271
*	VeriSign Inc.	71,923	12,035
	Skyworks Solutions Inc.	124,447	11,529
*	Akamai Technologies Inc.	124,677	11,387
	Seagate Technology Holdings plc	157,145	11,226
*	Twilio Inc. Class A	133,690	11,205
*	Paycom Software Inc.	39,865	11,167
	NetApp Inc.	170,864	11,147
	Teradyne Inc.	124,382	11,138
*	Splunk Inc.	124,971	11,055
*	Western Digital Corp.	243,589	10,920
	Leidos Holdings Inc.	105,968	10,672
*	Okta Inc.	117,043	10,581
*	HubSpot Inc.	35,178	10,576
*	Tyler Technologies Inc.	31,755	10,558
*	Snap Inc. Class A	800,277	10,508
*	Zscaler Inc.	65,736	9,828
	SS&C Technologies Holdings Inc.	165,850	9,631
	Entegris Inc.	104,032	9,584
	Citrix Systems Inc.	96,800	9,406
	NortonLifeLock Inc.	426,710	9,371
	Dell Technologies Inc. Class C	200,747	9,277
*	DocuSign Inc.	154,547	8,868
*	GoDaddy Inc. Class A	124,855	8,685
*	PTC Inc.	80,778	8,590
*	Cloudflare Inc. Class A	195,655	8,560
*	Pinterest Inc. Class A	446,410	8,107
*	Qorvo Inc.	82,091	7,743
*	Black Knight Inc.	112,888	7,382
*	ZoomInfo Technologies Inc. Class A	218,330	7,257
*	F5 Inc.	46,681	7,144
*	Zendesk Inc.	93,087	6,895
*	Dynatrace Inc.	155,132	6,118
*	Wolfspeed Inc.	95,124	6,036
*	Unity Software Inc.	157,612	5,803
*	Arrow Electronics Inc.	51,379	5,759
*	Pure Storage Inc. Class A	222,278	5,715
	Bentley Systems Inc. Class B	170,935	5,692
*	DXC Technology Co.	187,774	5,691
*	Manhattan Associates Inc.	48,106	5,513
*	Ceridian HCM Holding Inc.	113,122	5,326
	KBR Inc.	107,046	5,180
*	Lattice Semiconductor Corp.	106,648	5,172
*	CACI International Inc. Class A	18,126	5,108
	Jabil Inc.	99,121	5,076
	CDK Global Inc.	90,661	4,966
*	Five9 Inc.	54,473	4,965
*	Avalara Inc.	69,151	4,882
*,1	AppLovin Corp. Class A	139,023	4,788
*	IAC/InterActiveCorp	61,936	4,705
*	Sailpoint Technologies Holdings Inc.	73,981	4,637
*	Guidewire Software Inc.	63,651	4,519
*	Dropbox Inc. Class A	214,939	4,512
	Concentrix Corp.	32,342	4,387
*	UiPath Inc. Class A	234,457	4,265
*	Change Healthcare Inc.	182,643	4,212
	Azenta Inc.	58,086	4,188
*	II-VI Inc.	81,603	4,158
*	Aspen Technology Inc.	22,507	4,134
	Science Applications International Corp.	43,784	4,076
*	Elastic NV	59,022	3,994
*	Tenable Holdings Inc.	86,671	3,936
*	Silicon Laboratories Inc.	28,010	3,928
	CMC Materials Inc.	22,237	3,880
*	Rogers Corp.	14,296	3,747
	Dolby Laboratories Inc. Class A	51,546	3,689
*	Mandiant Corp.	167,373	3,652
*	Synaptics Inc.	29,837	3,522

Balanced Index Fund
		Shares	Market Value• ($000)
*	RingCentral Inc. Class A	67,284	3,516
	Power Integrations Inc.	46,556	3,492
*	Qualys Inc.	27,338	3,448
	Universal Display Corp.	33,667	3,405
*	SentinelOne Inc. Class A	144,971	3,382
*	Coupa Software Inc.	57,727	3,296
	National Instruments Corp.	104,505	3,264
	Switch Inc. Class A	96,973	3,249
*	Novanta Inc.	26,630	3,229
*	Cirrus Logic Inc.	44,360	3,218
	Avnet Inc.	73,805	3,165
*	SPS Commerce Inc.	27,867	3,150
	TD SYNNEX Corp.	33,963	3,094
*	Smartsheet Inc. Class A	93,716	2,946
*	NCR Corp.	94,273	2,933
*	Teradata Corp.	78,116	2,891
*	Rapid7 Inc.	41,301	2,759
*	Dun & Bradstreet Holdings Inc.	183,532	2,759
*	Semtech Corp.	50,092	2,754
*	Box Inc. Class A	108,913	2,738
*	Blackline Inc.	40,808	2,718
*	Onto Innovation Inc.	36,971	2,578
*	Varonis Systems Inc.	87,340	2,561
*	Perficient Inc.	27,696	2,539
*	IPG Photonics Corp.	26,841	2,527
*	Ziff Davis Inc.	33,309	2,483
*	Toast Inc. Class A	188,489	2,439
*	Nutanix Inc. Class A	166,149	2,431
*	FormFactor Inc.	62,092	2,405
*	Fabrinet	29,174	2,366
*	Blackbaud Inc.	40,339	2,342
*	Insight Enterprises Inc.	26,951	2,325
*	Procore Technologies Inc.	50,539	2,294
*	Envestnet Inc.	42,683	2,252
*	Alarm.com Holdings Inc.	36,158	2,237
*	Diodes Inc.	34,039	2,198
*	Workiva Inc. Class A	32,635	2,154
	Advanced Energy Industries Inc.	29,131	2,126
*	Alteryx Inc. Class A	43,594	2,111
*	New Relic Inc.	41,666	2,085
*	Verint Systems Inc.	48,640	2,060
*	CommVault Systems Inc.	32,385	2,037
*	Altair Engineering Inc. Class A	38,653	2,029
	Vertiv Holdings Co. Class A	233,700	1,921
*	DigitalOcean Holdings Inc.	46,454	1,921
	Vishay Intertechnology Inc.	106,745	1,902
*	Sanmina Corp.	46,234	1,883
*	Bumble Inc. Class A	66,183	1,863
*	Upwork Inc.	89,743	1,856
*	Confluent Inc. Class A	78,431	1,823
*	Rambus Inc.	84,789	1,822
*	SiTime Corp.	11,000	1,793
*	MaxLinear Inc. Class A	52,598	1,787
*	Ambarella Inc.	27,083	1,773
*	NetScout Systems Inc.	52,130	1,765
*	MACOM Technology Solutions Holdings Inc.	37,577	1,732
*	Covetrus Inc.	81,869	1,699
*	Plexus Corp.	21,397	1,680
*	Q2 Holdings Inc.	42,552	1,641
	Progress Software Corp.	35,509	1,609
*	Kyndryl Holdings Inc.	164,262	1,606
*	nCino Inc.	51,340	1,587
*	Sprout Social Inc. Class A	27,314	1,586
*	Cargurus Inc. Class A	73,476	1,579
*	E2open Parent Holdings Inc.	200,989	1,564
	Pegasystems Inc.	32,505	1,555
*	PagerDuty Inc.	61,217	1,517
	Amkor Technology Inc.	89,439	1,516
	CSG Systems International Inc.	24,796	1,480
		Shares	Market Value• ($000)
*	Appian Corp.	31,088	1,472
*	TechTarget Inc.	21,851	1,436
	Xerox Holdings Corp.	96,412	1,432
*	Yelp Inc. Class A	50,490	1,402
*	Appfolio Inc. Class A	15,085	1,367
*	LiveRamp Holdings Inc.	52,341	1,351
*	Axcelis Technologies Inc.	24,106	1,322
*	Super Micro Computer Inc.	32,400	1,307
*	Jamf Holding Corp.	49,955	1,237
*	DoubleVerify Holdings Inc.	53,202	1,206
*	JFrog Ltd.	56,700	1,195
*,1	MicroStrategy Inc. Class A	7,191	1,181
*	Allscripts Healthcare Solutions Inc.	79,464	1,178
*	Clear Secure Inc. Class A	58,769	1,175
*	Digital Turbine Inc.	67,013	1,171
*	Gitlab Inc. Class A	21,796	1,158
*	C3.ai Inc. Class A	60,209	1,099
*	Schrodinger Inc.	41,432	1,094
*	Freshworks Inc. Class A	83,069	1,092
*	Allegro MicroSystems Inc.	52,472	1,086
*	CCC Intelligent Solutions Holdings Inc.	117,115	1,077
*	Fastly Inc. Class A	91,656	1,064
*	ePlus Inc.	20,000	1,062
*	Parsons Corp.	26,203	1,059
	Shutterstock Inc.	18,476	1,059
	Xperi Holding Corp.	71,142	1,027
*	Qualtrics International Inc. Class A	81,233	1,016
*	Cohu Inc.	36,517	1,013
*	Asana Inc. Class A	57,569	1,012
*	Impinj Inc.	17,162	1,007
*	Ultra Clean Holdings Inc.	33,444	996
	Methode Electronics Inc.	25,710	952
*	Ping Identity Holding Corp.	52,342	949
*	KnowBe4 Inc. Class A	59,926	936
*	Paycor HCM Inc.	35,591	925
*	Thoughtworks Holding Inc.	65,183	920
*	Braze Inc. Class A	25,296	916
*	3D Systems Corp.	91,666	889
*	Magnite Inc.	96,985	861
*	Photronics Inc.	43,753	852
*	Momentive Global Inc.	96,774	852
*	PROS Holdings Inc.	32,175	844
*	Duck Creek Technologies Inc.	55,901	830
*	Everbridge Inc.	28,790	803
*	TTM Technologies Inc.	63,715	796
*	Zuora Inc. Class A	86,545	775
*	Squarespace Inc. Class A	36,900	772
*	PAR Technology Corp.	20,186	757
	CTS Corp.	22,107	753
*	Agilysys Inc.	15,831	748
*	Cerence Inc.	29,489	744
*	Veeco Instruments Inc.	37,309	724
*,1	Matterport Inc.	197,184	722
	A10 Networks Inc.	49,754	715
*	Xometry Inc. Class A	20,895	709
*	LivePerson Inc.	49,636	702
*	Model N Inc.	26,774	685
*	BigCommerce Holdings Inc.	42,020	681
*	Avid Technology Inc.	25,562	663
*	Vimeo Inc.	110,126	663
*	CEVA Inc.	19,501	654
*	Sprinklr Inc. Class A	64,421	651
*	Alpha & Omega Semiconductor Ltd.	19,058	635
*	Eventbrite Inc. Class A	60,790	624
*	SMART Global Holdings Inc.	38,072	623
	Simulations Plus Inc.	12,535	618
*	Ichor Holdings Ltd.	23,453	609
*	Consensus Cloud Solutions Inc.	13,903	607
*	Domo Inc. Class B	21,491	597

Balanced Index Fund
		Shares	Market Value• ($000)
*	Olo Inc. Class A	59,610	588
*	ScanSource Inc.	18,847	587
*	Unisys Corp.	48,242	580
*	Amplitude Inc. Class A	40,198	574
	Benchmark Electronics Inc.	25,359	572
*	NeoPhotonics Corp.	35,595	560
*	Informatica Inc. Class A	26,860	558
*	Grid Dynamics Holdings Inc.	33,078	556
*	ACM Research Inc. Class A	32,940	554
*	PDF Solutions Inc.	25,459	548
*	PubMatic Inc. Class A	34,466	548
*	Sumo Logic Inc.	68,945	516
*,1	IonQ Inc.	116,900	512
*	Expensify Inc. Class A	26,560	473
*	AvePoint Inc.	104,561	454
*	ForgeRock Inc. Class A	21,181	454
*	N-able Inc.	49,481	445
*	Definitive Healthcare Corp. Class A	19,292	442
*	Yext Inc.	91,569	438
*,1	MicroVision Inc.	113,698	437
	American Software Inc. Class A	26,372	426
*	Zeta Global Holdings Corp. Class A	92,057	416
*	Kimball Electronics Inc.	20,481	412
	PC Connection Inc.	8,866	391
*,1	UserTesting Inc.	76,962	386
*	Alkami Technology Inc.	27,498	382
*	EngageSmart Inc.	23,272	374
	Ebix Inc.	21,336	361
*	Couchbase Inc.	21,811	358
*	Nextdoor Holdings Inc.	108,100	358
*,1	HashiCorp Inc. Class A	11,900	350
*	OneSpan Inc.	29,119	347
*	Tucows Inc. Class A	7,729	344
*,1	indie Semiconductor Inc. Class A	59,839	341
	SolarWinds Corp.	32,181	330
*	Cyxtera Technologies Inc.	29,000	329
*	nLight Inc.	32,121	328
*	SmartRent Inc. Class A	71,700	324
*	Upland Software Inc.	21,208	308
*	Telos Corp.	38,079	308
*,1	Blend Labs Inc. Class A	130,300	308
	Hackett Group Inc.	15,802	300
*	ON24 Inc.	31,300	297
*	Rackspace Technology Inc.	41,198	295
*	Mitek Systems Inc.	31,555	292
*	Bandwidth Inc. Class A	15,236	287
*	Aeva Technologies Inc.	90,600	284
*	ChannelAdvisor Corp.	18,866	275
*	GTY Technology Holdings Inc.	41,016	257
*	Identiv Inc.	21,679	251
*	Vertex Inc. Class A	22,097	250
*	SEMrush Holdings Inc. Class A	19,197	248
*	EverCommerce Inc.	27,192	246
*,1	Samsara Inc. Class A	21,700	242
*	CyberOptics Corp.	6,679	233
*	WM Technology Inc.	69,888	230
*	Edgio Inc.	96,551	223
*	NerdWallet Inc. Class A	27,858	221
*	Brightcove Inc.	33,486	212
*	Planet Labs PBC	47,000	204
*	Credo Technology Group Holding Ltd.	16,800	196
*	Transphorm Inc.	51,000	194
*	AXT Inc.	32,600	191
	NVE Corp.	3,806	177
*	Aehr Test Systems	22,224	167
*	Rimini Street Inc.	27,624	166
*	Groupon Inc.	14,600	165
*	MediaAlpha Inc. Class A	16,800	165
*	Digimarc Corp.	11,500	163
		Shares	Market Value• ($000)
*	MeridianLink Inc.	9,754	163
*	eGain Corp.	16,436	160
*	Porch Group Inc.	60,900	156
*	TrueCar Inc.	59,207	153
*	Enfusion Inc. Class A	14,958	153
*,1	Atomera Inc.	16,254	152
*	Ouster Inc.	92,000	149
*	Benefitfocus Inc.	18,600	145
*	Beachbody Co. Inc.	116,800	140
*	Innodata Inc.	28,773	139
*	Intapp Inc.	9,357	137
*	Avaya Holdings Corp.	60,729	136
*	Skillz Inc. Class A	109,300	136
*	Diebold Nixdorf Inc.	59,335	135
*	Veritone Inc.	20,477	134
*	KULR Technology Group Inc.	79,473	123
*	comScore Inc.	58,400	120
*	EverQuote Inc. Class A	12,900	114
*	CoreCard Corp.	4,500	110
*,1	IronNet Inc.	49,500	109
*,1	Vroom Inc.	83,000	104
*,1	Cleanspark Inc.	26,200	103
*	Smith Micro Software Inc.	40,208	99
	Vivid Seats Inc. Class A	12,900	96
*	Synchronoss Technologies Inc.	80,600	93
*	SecureWorks Corp. Class A	8,244	90
*	Amtech Systems Inc.	11,877	87
*	EMCORE Corp.	28,435	87
*,1	Alpine 4 Holdings Inc.	117,100	83
*	Asure Software Inc.	13,700	78
*	NextNav Inc.	33,050	75
*	Intevac Inc.	15,339	74
*,1	Phunware Inc.	67,200	73
*	Kopin Corp.	64,443	72
*	Nuvve Holding Corp.	15,200	71
*	inTEST Corp.	10,157	69
*	Computer Task Group Inc.	7,990	68
*	Immersion Corp.	12,233	65
*	Pixelworks Inc.	32,934	63
*	Red Violet Inc.	3,326	63
*	VirnetX Holding Corp.	52,143	61
*	Terawulf Inc.	47,800	57
*	Loyalty Ventures Inc.	14,634	52
*	Quantum Corp.	33,700	48
*	eMagin Corp.	70,432	46
*,1	SkyWater Technology Inc.	7,497	45
*	Park City Group Inc.	9,689	43
	Richardson Electronics Ltd.	2,700	40
*	Zedge Inc. Class B	12,613	36
*	Super League Gaming Inc.	34,300	35
*,1	Ipsidy Inc.	17,600	34
*	GSI Technology Inc.	9,342	32
*	Inuvo Inc.	65,578	32
*	Greenidge Generation Holdings Inc.	12,210	31
*	AstroNova Inc.	2,465	30
*	CSP Inc.	3,181	29
*	Verb Technology Co. Inc.	52,596	27
*	Inpixon	161,300	27
*	Daktronics Inc.	8,619	26
*	Everspin Technologies Inc.	4,413	23
*	Issuer Direct Corp.	848	22
*	TransAct Technologies Inc.	5,458	22
*,1	Remark Holdings Inc.	48,342	21
*	Streamline Health Solutions Inc.	11,428	15
*	Exela Technologies Inc.	121,993	14
*	Intrusion Inc.	3,079	12
*	CVD Equipment Corp.	2,737	11
*	Cipher Mining Inc.	7,848	11
*	Data I/O Corp.	3,396	10

Balanced Index Fund
		Shares	Market Value• ($000)
*	Key Tronic Corp.	2,174	10
*	Boxlight Corp. Class A	13,577	9
*	RealNetworks Inc.	13,821	9
*	Waitr Holdings Inc.	58,338	9
*	QuickLogic Corp.	937	8
*	GSE Systems Inc.	5,300	7
*	Qumu Corp.	8,832	7
*	BSQUARE Corp.	4,685	6
*	Kubient Inc.	6,900	5
*	Mastech Digital Inc.	260	4
*	WidePoint Corp.	1,600	4
*	1stdibs.com Inc.	694	4
*	Arteris Inc.	510	4
*	KORE Group Holdings Inc.	1,340	4
*	Backblaze Inc. Class A	596	3
*	Weave Communications Inc.	672	2
			7,445,537
Telecommunications (1.6%)
	Verizon Communications Inc.	3,076,210	156,118
	Comcast Corp. Class A	3,447,701	135,288
	Cisco Systems Inc.	2,877,538	122,698
	AT&T Inc.	5,529,440	115,897
*	T-Mobile US Inc.	482,813	64,958
*	Charter Communications Inc. Class A	62,188	29,137
	Motorola Solutions Inc.	129,075	27,054
*	Arista Networks Inc.	180,388	16,910
*	Liberty Broadband Corp. Class C	99,678	11,527
	Lumen Technologies Inc.	799,989	8,728
*	Roku Inc.	93,153	7,652
	Juniper Networks Inc.	247,716	7,060
	Cable One Inc.	4,694	6,052
*	Ciena Corp.	118,087	5,397
*	Frontier Communications Parent Inc.	188,936	4,448
*	Lumentum Holdings Inc.	50,995	4,050
*	Vonage Holdings Corp.	192,834	3,633
*	DISH Network Corp. Class A	189,125	3,391
*	Iridium Communications Inc.	89,951	3,379
*	Viavi Solutions Inc.	172,273	2,279
	Cogent Communications Holdings Inc.	33,438	2,032
*	Liberty Broadband Corp. Class A	16,622	1,887
*	Viasat Inc.	54,846	1,680
*	Altice USA Inc. Class A	172,745	1,598
	InterDigital Inc.	24,570	1,494
*	Calix Inc.	42,625	1,455
*	Plantronics Inc.	30,788	1,222
	Telephone & Data Systems Inc.	74,348	1,174
*	CommScope Holding Co. Inc.	156,200	956
*	Extreme Networks Inc.	100,915	900
*	Gogo Inc.	53,620	868
*	WideOpenWest Inc.	45,637	831
	Shenandoah Telecommunications Co.	36,710	815
*	Harmonic Inc.	90,373	783
*	Infinera Corp.	145,087	778
*	Globalstar Inc.	528,607	650
*	Digi International Inc.	25,720	623
	ADTRAN Inc.	32,434	569
*	EchoStar Corp. Class A	27,919	539
*,1	Lightwave Logic Inc.	79,946	523
*	Clearfield Inc.	7,579	469
*	Anterix Inc.	11,305	464
*	IDT Corp. Class B	18,097	455
*	NETGEAR Inc.	24,562	455
*	8x8 Inc.	81,172	418
	ATN International Inc.	8,375	393
*	Ribbon Communications Inc.	125,200	381
*,1	Charge Enterprises Inc.	79,700	380
*	Consolidated Communications Holdings Inc.	54,100	379
*	United States Cellular Corp.	10,230	296
	Spok Holdings Inc.	45,000	283
		Shares	Market Value• ($000)
*,1	fuboTV Inc.	98,154	242
*	Ooma Inc.	19,530	231
*,1	AST SpaceMobile Inc.	36,000	226
	Bel Fuse Inc. Class B	14,300	222
	Comtech Telecommunications Corp.	22,650	205
*	Lantronix Inc.	34,911	188
*	Aviat Networks Inc.	7,168	179
*	Hemisphere Media Group Inc. Class A	22,025	168
*	DZS Inc.	9,587	156
*	Casa Systems Inc.	34,412	135
*	Inseego Corp.	68,062	129
*	Akoustis Technologies Inc.	32,901	122
*	Cambium Networks Corp.	6,400	94
*	CalAmp Corp.	21,071	88
*	Powerfleet Inc.	36,995	80
*	KVH Industries Inc.	9,132	79
*	Airgain Inc.	8,585	70
*,1	SurgePays Inc.	13,536	65
*	Genasys Inc.	13,190	43
	Crexendo Inc.	5,700	18
	Network-1 Technologies Inc.	2,710	6
*	ClearOne Inc.	4,114	2
*	Optical Cable Corp.	476	2
			764,156
Utilities (2.0%)
	NextEra Energy Inc.	1,516,727	117,486
	Duke Energy Corp.	593,150	63,592
	Southern Co.	817,366	58,286
	Dominion Energy Inc.	624,821	49,867
	Waste Management Inc.	320,091	48,968
	American Electric Power Co. Inc.	395,958	37,988
	Sempra Energy	243,133	36,536
	Exelon Corp.	757,154	34,314
	Xcel Energy Inc.	418,483	29,612
	Consolidated Edison Inc.	273,244	25,985
	Waste Connections Inc.	197,780	24,517
	Public Service Enterprise Group Inc.	386,702	24,470
	WEC Energy Group Inc.	243,071	24,463
	Eversource Energy	265,133	22,396
	American Water Works Co. Inc.	141,754	21,089
	Republic Services Inc.	157,312	20,587
	Edison International	293,057	18,533
	Ameren Corp.	197,898	17,882
	Entergy Corp.	156,096	17,583
*	PG&E Corp.	1,625,259	16,220
	DTE Energy Co.	126,680	16,057
	FirstEnergy Corp.	415,745	15,960
	PPL Corp.	568,175	15,415
	CMS Energy Corp.	227,393	15,349
	Constellation Energy Corp.	253,151	14,495
	CenterPoint Energy Inc.	481,903	14,255
	Atmos Energy Corp.	106,079	11,891
	Evergy Inc.	176,516	11,518
	Alliant Energy Corp.	196,321	11,506
	AES Corp.	514,371	10,807
	NiSource Inc.	308,817	9,107
	Essential Utilities Inc.	183,029	8,392
	Vistra Corp.	332,703	7,602
	NRG Energy Inc.	181,868	6,942
	Pinnacle West Capital Corp.	88,108	6,442
	UGI Corp.	160,444	6,195
	OGE Energy Corp.	152,824	5,893
	National Fuel Gas Co.	71,162	4,700
	IDACORP Inc.	40,156	4,253
	Southwest Gas Holdings Inc.	48,421	4,216
	Black Hills Corp.	49,932	3,634
*	Clean Harbors Inc.	40,783	3,575
*	Sunrun Inc.	151,467	3,538
	Portland General Electric Co.	71,201	3,441

Balanced Index Fund
				Shares	Market Value• ($000)
		ONE Gas Inc.		41,664	3,383
		Hawaiian Electric Industries Inc.		80,997	3,313
		New Jersey Resources Corp.		73,659	3,280
		South Jersey Industries Inc.		94,073	3,212
*		Stericycle Inc.		73,158	3,208
		PNM Resources Inc.		65,864	3,147
*		Evoqua Water Technologies Corp.		93,598	3,043
		Ormat Technologies Inc.		36,720	2,877
*		Casella Waste Systems Inc. Class A		39,363	2,861
		Spire Inc.		37,955	2,823
		Avangrid Inc.		60,237	2,778
		ALLETE Inc.		43,184	2,538
		Avista Corp.		57,440	2,499
		American States Water Co.		29,394	2,396
		NorthWestern Corp.		40,235	2,371
		MGE Energy Inc.		28,969	2,255
		California Water Service Group		39,958	2,220
		Clearway Energy Inc. Class C		54,482	1,898
		Chesapeake Utilities Corp.		13,078	1,694
*		Sunnova Energy International Inc.		79,564	1,466
		Northwest Natural Holding Co.		25,775	1,369
		SJW Group		21,406	1,336
		Middlesex Water Co.		14,057	1,233
		Clearway Energy Inc. Class A		35,643	1,139
*		Archaea Energy Inc. Class A		60,300	936
		Unitil Corp.		13,518	794
*,1		Vertex Energy Inc.		42,599	448
*		Harsco Corp.		61,710	439
*		Heritage-Crystal Clean Inc.		14,261	384
		York Water Co.		9,268	375
		Artesian Resources Corp. Class A		6,216	306
		Aris Water Solution Inc. Class A		14,434	241
*		Excelerate Energy Inc. Class A		12,038	240
*,1		NuScale Power Corp.		20,000	200
*		Pure Cycle Corp.		12,111	128
		Genie Energy Ltd. Class B		13,020	119
		RGC Resources Inc.		5,719	109
		Via Renewables Inc. Class A		9,045	69
*		Altus Power Inc.		7,100	45
		Global Water Resources Inc.		2,764	36
*		Charah Solutions Inc.		4,103	15
*		Advanced Emissions Solutions Inc.		2,073	10
*		Sharps Compliance Corp.		2,867	8
*		Perma-Fix Environmental Services Inc.		605	3
*		Aqua Metals Inc.		780	1
					988,802
Total Common Stocks (Cost $9,943,115)					28,910,282
Preferred Stocks (0.0%)
[1,5]		Meta Materials Inc. Pfd., 0.000%		92,934	143
		FAT Brands Inc. Pfd., 8.250%, 8/8/22		346	6
		Air T Funding Pfd., 8.000%, 6/7/24		28	1
Total Preferred Stocks (Cost $5)					150
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (27.1%)
U.S. Government Securities (18.5%)
	United States Treasury Note/Bond	0.125%	7/15/23	22,487	21,837
	United States Treasury Note/Bond	0.125%	7/31/23	42,335	41,065
	United States Treasury Note/Bond	1.250%	7/31/23	32,944	32,352
	United States Treasury Note/Bond	0.125%	8/15/23	72,385	70,112
	United States Treasury Note/Bond	6.250%	8/15/23	32,780	34,014
	United States Treasury Note/Bond	0.125%	8/31/23	18,290	17,698
	United States Treasury Note/Bond	1.375%	8/31/23	12,820	12,584
	United States Treasury Note/Bond	0.125%	9/15/23	64,998	62,814
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.250%	9/30/23	76,795	74,251
United States Treasury Note/Bond	1.375%	9/30/23	20,585	20,180
United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,145
United States Treasury Note/Bond	0.125%	10/15/23	61,900	59,675
United States Treasury Note/Bond	0.375%	10/31/23	51,875	50,116
United States Treasury Note/Bond	1.625%	10/31/23	21,251	20,876
United States Treasury Note/Bond	2.875%	10/31/23	3	3
United States Treasury Note/Bond	0.250%	11/15/23	11,380	10,962
United States Treasury Note/Bond	2.750%	11/15/23	281	280
United States Treasury Note/Bond	0.500%	11/30/23	12,528	12,101
United States Treasury Note/Bond	2.125%	11/30/23	10,555	10,431
United States Treasury Note/Bond	2.875%	11/30/23	7	7
United States Treasury Note/Bond	0.125%	12/15/23	108,420	104,015
United States Treasury Note/Bond	0.750%	12/31/23	43,480	42,053
United States Treasury Note/Bond	2.250%	12/31/23	16	16
United States Treasury Note/Bond	2.625%	12/31/23	7,276	7,237
United States Treasury Note/Bond	0.125%	1/15/24	60,690	58,092
United States Treasury Note/Bond	0.875%	1/31/24	26,858	25,985
United States Treasury Note/Bond	2.250%	1/31/24	37,380	36,948
United States Treasury Note/Bond	2.500%	1/31/24	37,219	36,934
United States Treasury Note/Bond	0.125%	2/15/24	54,230	51,798
United States Treasury Note/Bond	2.750%	2/15/24	29,974	29,866
United States Treasury Note/Bond	1.500%	2/29/24	53,376	52,116
United States Treasury Note/Bond	2.125%	2/29/24	10,040	9,902
United States Treasury Note/Bond	2.375%	2/29/24	35,519	35,175
United States Treasury Note/Bond	0.250%	3/15/24	108,795	103,848
United States Treasury Note/Bond	2.125%	3/31/24	20,948	20,637
United States Treasury Note/Bond	2.250%	3/31/24	75,085	74,135
United States Treasury Note/Bond	0.375%	4/15/24	59,975	57,248
United States Treasury Note/Bond	2.000%	4/30/24	20,345	19,986
United States Treasury Note/Bond	2.250%	4/30/24	21,021	20,745
United States Treasury Note/Bond	2.500%	4/30/24	17,987	17,830
United States Treasury Note/Bond	0.250%	5/15/24	29,650	28,177
United States Treasury Note/Bond	2.500%	5/15/24	54,662	54,158
United States Treasury Note/Bond	2.000%	5/31/24	38,427	37,724
United States Treasury Note/Bond	2.500%	5/31/24	19,060	18,890
United States Treasury Note/Bond	0.250%	6/15/24	56,083	53,174
United States Treasury Note/Bond	1.750%	6/30/24	23,576	23,009
United States Treasury Note/Bond	2.000%	6/30/24	30,635	30,051
United States Treasury Note/Bond	0.375%	7/15/24	42,593	40,397
United States Treasury Note/Bond	1.750%	7/31/24	13,537	13,194
United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,450
United States Treasury Note/Bond	0.375%	8/15/24	53,215	50,330
United States Treasury Note/Bond	2.375%	8/15/24	49,886	49,223
United States Treasury Note/Bond	1.250%	8/31/24	18,258	17,588
United States Treasury Note/Bond	1.875%	8/31/24	10,623	10,371
United States Treasury Note/Bond	0.375%	9/15/24	57,320	54,078
United States Treasury Note/Bond	1.500%	9/30/24	22,661	21,918
United States Treasury Note/Bond	2.125%	9/30/24	40,408	39,650
United States Treasury Note/Bond	0.625%	10/15/24	128,515	121,748
United States Treasury Note/Bond	2.250%	10/31/24	35,320	34,713
United States Treasury Note/Bond	0.750%	11/15/24	37,635	35,677
United States Treasury Note/Bond	2.250%	11/15/24	46,200	45,420
United States Treasury Note/Bond	7.500%	11/15/24	675	744
United States Treasury Note/Bond	1.500%	11/30/24	33,166	31,990
United States Treasury Note/Bond	2.125%	11/30/24	22,105	21,642
United States Treasury Note/Bond	1.000%	12/15/24	78,843	75,073
United States Treasury Note/Bond	1.750%	12/31/24	9,385	9,095
United States Treasury Note/Bond	2.250%	12/31/24	19,217	18,857
United States Treasury Note/Bond	1.125%	1/15/25	74,715	71,236
United States Treasury Note/Bond	1.375%	1/31/25	40,036	38,391
United States Treasury Note/Bond	2.500%	1/31/25	18,840	18,587
United States Treasury Note/Bond	1.500%	2/15/25	79,995	76,870
United States Treasury Note/Bond	2.000%	2/15/25	68,041	66,287
United States Treasury Note/Bond	1.125%	2/28/25	32,270	30,707
United States Treasury Note/Bond	2.750%	2/28/25	19,890	19,741
United States Treasury Note/Bond	1.750%	3/15/25	40,450	39,097
United States Treasury Note/Bond	0.500%	3/31/25	177,241	165,388
United States Treasury Note/Bond	2.625%	4/15/25	73,052	72,264

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.375%	4/30/25	65,185	60,479
United States Treasury Note/Bond	2.875%	4/30/25	53,483	53,249
United States Treasury Note/Bond	2.125%	5/15/25	40,319	39,324
United States Treasury Note/Bond	2.750%	5/15/25	43,030	42,701
United States Treasury Note/Bond	0.250%	5/31/25	37,490	34,590
United States Treasury Note/Bond	2.875%	5/31/25	25,340	25,229
United States Treasury Note/Bond	2.875%	6/15/25	114,825	114,359
United States Treasury Note/Bond	0.250%	6/30/25	16,050	14,774
United States Treasury Note/Bond	2.750%	6/30/25	24,044	23,849
United States Treasury Note/Bond	0.250%	7/31/25	67,172	61,651
United States Treasury Note/Bond	2.875%	7/31/25	34,960	34,791
United States Treasury Note/Bond	2.000%	8/15/25	52,747	51,098
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,162
United States Treasury Note/Bond	0.250%	8/31/25	33,812	30,954
United States Treasury Note/Bond	0.250%	9/30/25	39,495	36,070
United States Treasury Note/Bond	0.250%	10/31/25	25,440	23,178
United States Treasury Note/Bond	2.250%	11/15/25	6,372	6,205
United States Treasury Note/Bond	0.375%	11/30/25	88,850	81,145
United States Treasury Note/Bond	0.375%	12/31/25	26,597	24,232
United States Treasury Note/Bond	0.375%	1/31/26	78,780	71,616
United States Treasury Note/Bond	1.625%	2/15/26	59,937	56,978
United States Treasury Note/Bond	0.500%	2/28/26	54,345	49,522
United States Treasury Note/Bond	0.750%	3/31/26	69,340	63,684
United States Treasury Note/Bond	2.250%	3/31/26	25,535	24,809
United States Treasury Note/Bond	0.750%	4/30/26	7,546	6,916
United States Treasury Note/Bond	2.375%	4/30/26	17,065	16,652
United States Treasury Note/Bond	1.625%	5/15/26	27,216	25,787
United States Treasury Note/Bond	0.750%	5/31/26	36,415	33,314
United States Treasury Note/Bond	2.125%	5/31/26	17,795	17,189
United States Treasury Note/Bond	0.875%	6/30/26	64,211	58,934
United States Treasury Note/Bond	1.875%	6/30/26	16,182	15,474
United States Treasury Note/Bond	0.625%	7/31/26	50,979	46,216
United States Treasury Note/Bond	1.875%	7/31/26	15,760	15,051
United States Treasury Note/Bond	1.500%	8/15/26	51,245	48,114
United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,530
United States Treasury Note/Bond	0.750%	8/31/26	6,113	5,562
United States Treasury Note/Bond	0.875%	9/30/26	64,685	59,076
United States Treasury Note/Bond	1.125%	10/31/26	17,773	16,379
United States Treasury Note/Bond	1.625%	10/31/26	20,445	19,250
United States Treasury Note/Bond	2.000%	11/15/26	50,899	48,656
United States Treasury Note/Bond	6.500%	11/15/26	910	1,036
United States Treasury Note/Bond	1.250%	11/30/26	9,805	9,079
United States Treasury Note/Bond	1.625%	11/30/26	25,526	24,018
United States Treasury Note/Bond	1.250%	12/31/26	41,157	38,032
United States Treasury Note/Bond	1.750%	12/31/26	29,266	27,666
United States Treasury Note/Bond	1.500%	1/31/27	41,509	38,746
United States Treasury Note/Bond	2.250%	2/15/27	26,207	25,265
United States Treasury Note/Bond	1.125%	2/28/27	23,279	21,322
United States Treasury Note/Bond	1.875%	2/28/27	808	767
United States Treasury Note/Bond	0.625%	3/31/27	64,045	57,160
United States Treasury Note/Bond	2.500%	3/31/27	24,930	24,322
United States Treasury Note/Bond	0.500%	4/30/27	45,073	39,883
United States Treasury Note/Bond	2.750%	4/30/27	28,705	28,315
United States Treasury Note/Bond	2.375%	5/15/27	39,787	38,506
United States Treasury Note/Bond	0.500%	5/31/27	67,015	59,162
United States Treasury Note/Bond	2.625%	5/31/27	27,640	27,117
United States Treasury Note/Bond	0.500%	6/30/27	19,470	17,155
United States Treasury Note/Bond	3.250%	6/30/27	36,455	36,808
United States Treasury Note/Bond	0.375%	7/31/27	75,475	65,958
United States Treasury Note/Bond	2.250%	8/15/27	44,310	42,545
United States Treasury Note/Bond	0.500%	8/31/27	49,244	43,196
United States Treasury Note/Bond	0.375%	9/30/27	45,460	39,529
United States Treasury Note/Bond	0.500%	10/31/27	56,885	49,694
United States Treasury Note/Bond	2.250%	11/15/27	49,833	47,770
United States Treasury Note/Bond	6.125%	11/15/27	775	890
United States Treasury Note/Bond	0.625%	11/30/27	81,305	71,383
United States Treasury Note/Bond	0.625%	12/31/27	74,020	64,848
United States Treasury Note/Bond	0.750%	1/31/28	61,625	54,269
United States Treasury Note/Bond	2.750%	2/15/28	20,868	20,496
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.125%	2/29/28	84,425	75,890
	United States Treasury Note/Bond	1.250%	3/31/28	72,966	65,909
	United States Treasury Note/Bond	1.250%	4/30/28	64,511	58,191
	United States Treasury Note/Bond	2.875%	5/15/28	25,665	25,360
	United States Treasury Note/Bond	1.250%	5/31/28	68,185	61,409
	United States Treasury Note/Bond	1.250%	6/30/28	103,749	93,325
	United States Treasury Note/Bond	1.000%	7/31/28	84,064	74,344
	United States Treasury Note/Bond	2.875%	8/15/28	53,510	52,858
	United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,546
	United States Treasury Note/Bond	1.125%	8/31/28	41,850	37,246
	United States Treasury Note/Bond	1.250%	9/30/28	113,870	101,985
	United States Treasury Note/Bond	1.375%	10/31/28	54,550	49,180
	United States Treasury Note/Bond	3.125%	11/15/28	27,149	27,200
	United States Treasury Note/Bond	5.250%	11/15/28	14,810	16,647
	United States Treasury Note/Bond	1.500%	11/30/28	76,835	69,776
	United States Treasury Note/Bond	1.375%	12/31/28	27,340	24,640
	United States Treasury Note/Bond	1.750%	1/31/29	56,105	51,739
	United States Treasury Note/Bond	2.625%	2/15/29	53,000	51,592
	United States Treasury Note/Bond	1.875%	2/28/29	39,895	37,090
	United States Treasury Note/Bond	2.375%	3/31/29	45,010	43,083
	United States Treasury Note/Bond	2.875%	4/30/29	18,210	17,997
	United States Treasury Note/Bond	2.750%	5/31/29	34,370	33,693
	United States Treasury Note/Bond	3.250%	6/30/29	29,450	29,795
	United States Treasury Note/Bond	1.625%	8/15/29	19,267	17,539
	United States Treasury Note/Bond	1.750%	11/15/29	36,000	33,030
	United States Treasury Note/Bond	1.500%	2/15/30	52,129	46,818
	United States Treasury Note/Bond	0.625%	5/15/30	71,827	59,897
	United States Treasury Note/Bond	6.250%	5/15/30	2,570	3,146
	United States Treasury Note/Bond	0.625%	8/15/30	88,711	73,547
	United States Treasury Note/Bond	0.875%	11/15/30	94,936	80,147
	United States Treasury Note/Bond	1.125%	2/15/31	96,502	82,901
	United States Treasury Note/Bond	5.375%	2/15/31	8,005	9,406
	United States Treasury Note/Bond	1.625%	5/15/31	95,688	85,491
	United States Treasury Note/Bond	1.250%	8/15/31	104,807	90,216
	United States Treasury Note/Bond	1.375%	11/15/31	101,870	88,356
	United States Treasury Note/Bond	1.875%	2/15/32	104,466	94,623
	United States Treasury Note/Bond	2.875%	5/15/32	82,744	81,813
	United States Treasury Note/Bond	4.500%	2/15/36	10,234	12,028
[6]	United States Treasury Note/Bond	5.000%	5/15/37	8,986	11,099
	United States Treasury Note/Bond	4.375%	2/15/38	21,517	25,037
	United States Treasury Note/Bond	4.500%	5/15/38	6,044	7,122
	United States Treasury Note/Bond	3.500%	2/15/39	6,398	6,680
	United States Treasury Note/Bond	4.250%	5/15/39	7,883	9,000
	United States Treasury Note/Bond	4.500%	8/15/39	9,884	11,618
	United States Treasury Note/Bond	4.375%	11/15/39	11,686	13,492
	United States Treasury Note/Bond	4.625%	2/15/40	10,000	11,894
	United States Treasury Note/Bond	1.125%	5/15/40	35,285	24,556
	United States Treasury Note/Bond	4.375%	5/15/40	5,139	5,919
	United States Treasury Note/Bond	1.125%	8/15/40	37,305	25,752
	United States Treasury Note/Bond	3.875%	8/15/40	8,449	9,102
	United States Treasury Note/Bond	1.375%	11/15/40	57,480	41,386
	United States Treasury Note/Bond	4.250%	11/15/40	4,317	4,875
	United States Treasury Note/Bond	1.875%	2/15/41	56,471	44,286
	United States Treasury Note/Bond	4.750%	2/15/41	5,967	7,182
	United States Treasury Note/Bond	2.250%	5/15/41	54,360	45,331
	United States Treasury Note/Bond	4.375%	5/15/41	11,000	12,595
	United States Treasury Note/Bond	1.750%	8/15/41	70,496	53,610
	United States Treasury Note/Bond	3.750%	8/15/41	12,000	12,604
	United States Treasury Note/Bond	2.000%	11/15/41	31,715	25,179
	United States Treasury Note/Bond	3.125%	11/15/41	13,128	12,595
	United States Treasury Note/Bond	2.375%	2/15/42	47,062	39,900
	United States Treasury Note/Bond	3.125%	2/15/42	12,579	12,037
	United States Treasury Note/Bond	3.000%	5/15/42	11,950	11,188
	United States Treasury Note/Bond	3.250%	5/15/42	23,735	23,164
	United States Treasury Note/Bond	2.750%	8/15/42	14,706	13,178
	United States Treasury Note/Bond	2.750%	11/15/42	22,620	20,238
	United States Treasury Note/Bond	3.125%	2/15/43	23,361	22,182
	United States Treasury Note/Bond	2.875%	5/15/43	32,064	29,208
	United States Treasury Note/Bond	3.625%	8/15/43	23,297	23,894

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.750%	11/15/43	19,000	19,861
	United States Treasury Note/Bond	3.625%	2/15/44	28,823	29,553
	United States Treasury Note/Bond	3.375%	5/15/44	22,600	22,296
	United States Treasury Note/Bond	3.125%	8/15/44	30,000	28,411
	United States Treasury Note/Bond	3.000%	11/15/44	29,816	27,612
	United States Treasury Note/Bond	2.500%	2/15/45	31,348	26,577
	United States Treasury Note/Bond	3.000%	5/15/45	24,914	23,104
	United States Treasury Note/Bond	2.875%	8/15/45	34,617	31,436
	United States Treasury Note/Bond	3.000%	11/15/45	16,493	15,323
	United States Treasury Note/Bond	2.500%	2/15/46	30,604	25,937
	United States Treasury Note/Bond	2.500%	5/15/46	32,775	27,767
	United States Treasury Note/Bond	2.250%	8/15/46	29,394	23,689
	United States Treasury Note/Bond	2.875%	11/15/46	12,440	11,336
	United States Treasury Note/Bond	3.000%	2/15/47	19,275	17,992
	United States Treasury Note/Bond	3.000%	5/15/47	25,582	23,907
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	28,733
	United States Treasury Note/Bond	2.750%	11/15/47	32,850	29,416
	United States Treasury Note/Bond	3.000%	2/15/48	42,638	40,173
	United States Treasury Note/Bond	3.125%	5/15/48	37,817	36,576
	United States Treasury Note/Bond	3.000%	8/15/48	41,009	38,727
	United States Treasury Note/Bond	3.375%	11/15/48	26,886	27,314
	United States Treasury Note/Bond	3.000%	2/15/49	5,000	4,764
	United States Treasury Note/Bond	2.875%	5/15/49	25,488	23,760
	United States Treasury Note/Bond	2.250%	8/15/49	35,650	29,244
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	29,438
	United States Treasury Note/Bond	2.000%	2/15/50	41,881	32,458
	United States Treasury Note/Bond	1.250%	5/15/50	57,701	36,694
	United States Treasury Note/Bond	1.375%	8/15/50	67,670	44,535
	United States Treasury Note/Bond	1.625%	11/15/50	58,713	41,283
	United States Treasury Note/Bond	1.875%	2/15/51	69,680	52,271
	United States Treasury Note/Bond	2.375%	5/15/51	72,323	61,045
	United States Treasury Note/Bond	2.000%	8/15/51	61,285	47,362
	United States Treasury Note/Bond	1.875%	11/15/51	45,676	34,271
	United States Treasury Note/Bond	2.250%	2/15/52	95,912	78,918
	United States Treasury Note/Bond	2.875%	5/15/52	40,455	38,192
					9,075,995
Agency Bonds and Notes (0.4%)
[7]	AID-Israel	5.500%	12/4/23	375	388
[7]	AID-Israel	5.500%	4/26/24	1,400	1,456
[7]	AID-Israel	5.500%	9/18/33	400	471
[7]	AID-Jordan	3.000%	6/30/25	400	398
	Federal Farm Credit Banks	0.500%	12/1/23	3,000	2,896
	Federal Farm Credit Banks	3.500%	12/20/23	500	503
	Federal Farm Credit Banks	0.900%	1/18/24	1,200	1,162
	Federal Farm Credit Banks	0.250%	2/26/24	2,500	2,389
	Federal Farm Credit Banks	2.625%	5/3/24	1,400	1,390
	Federal Farm Credit Banks	2.625%	5/16/24	3,135	3,111
	Federal Farm Credit Banks	2.625%	6/10/24	1,395	1,384
	Federal Farm Credit Banks	3.250%	6/17/24	1,515	1,521
	Federal Farm Credit Banks	3.100%	6/28/24	1,200	1,201
	Federal Farm Credit Banks	0.875%	11/18/24	876	832
	Federal Farm Credit Banks	1.125%	1/6/25	930	886
	Federal Farm Credit Banks	1.750%	2/14/25	1,490	1,440
	Federal Farm Credit Banks	2.510%	4/1/25	1,250	1,230
	Federal Home Loan Banks	0.125%	8/28/23	2,925	2,831
	Federal Home Loan Banks	0.500%	11/9/23	1,050	1,016
	Federal Home Loan Banks	0.625%	12/22/23	900	869
	Federal Home Loan Banks	2.500%	2/13/24	3,515	3,486
	Federal Home Loan Banks	2.125%	2/28/24	2,025	1,996
	Federal Home Loan Banks	3.250%	3/8/24	1,870	1,877
	Federal Home Loan Banks	2.875%	6/14/24	2,500	2,491
	Federal Home Loan Banks	3.125%	6/14/24	3,300	3,301
	Federal Home Loan Banks	2.750%	6/28/24	3,560	3,539
	Federal Home Loan Banks	1.500%	8/15/24	1,990	1,928
	Federal Home Loan Banks	5.375%	8/15/24	815	854
[8]	Federal Home Loan Banks	1.000%	12/20/24	900	856
	Federal Home Loan Banks	0.500%	4/14/25	3,500	3,260
	Federal Home Loan Banks	0.375%	9/4/25	800	735
	Federal Home Loan Banks	1.250%	12/21/26	500	461
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,704
	Federal Home Loan Banks	3.250%	11/16/28	1,965	1,975
	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,346
[9]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	4,975	4,824
[9]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	4,800	4,650
[9]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	3,500	3,375
[9]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	7,000	6,750
[9]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	6,000	5,770
[9]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	4,802
[8,9]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,146
[9]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	9,637
[8,9]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,774
[9]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	7,632
[9]	Federal National Mortgage Assn.	0.250%	7/10/23	3,000	2,919
[9]	Federal National Mortgage Assn.	2.875%	9/12/23	2,000	1,998
[9]	Federal National Mortgage Assn.	0.250%	11/27/23	4,000	3,849
[9]	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	3,849
[9]	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	2,005
[9]	Federal National Mortgage Assn.	2.625%	9/6/24	660	654
[9]	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	3,768
[9]	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,339
[9]	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	2,778
[9]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,515
[9]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	7,802
[9]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,544
[9]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,756
[9]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,519
[9]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,372
[9]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	3,011
[9]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,569
[9]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	5,791
[9]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	11,534
[9]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,535
[8]	Private Export Funding Corp.	3.550%	1/15/24	725	727
[8]	Private Export Funding Corp.	2.450%	7/15/24	525	516
[8]	Private Export Funding Corp.	1.750%	11/15/24	280	269
[8]	Private Export Funding Corp.	3.250%	6/15/25	175	174
[8]	Private Export Funding Corp.	1.400%	7/15/28	800	705
	Tennessee Valley Authority	2.875%	9/15/24	954	949
	Tennessee Valley Authority	0.750%	5/15/25	500	468
[8]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,254
[8]	Tennessee Valley Authority	2.875%	2/1/27	1,000	987
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,502
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,393
[8]	Tennessee Valley Authority	4.700%	7/15/33	575	622
	Tennessee Valley Authority	4.650%	6/15/35	500	537
	Tennessee Valley Authority	5.880%	4/1/36	785	946
	Tennessee Valley Authority	5.500%	6/15/38	225	264
	Tennessee Valley Authority	5.250%	9/15/39	2,417	2,749
	Tennessee Valley Authority	3.500%	12/15/42	200	181
	Tennessee Valley Authority	5.375%	4/1/56	1,580	1,984
	Tennessee Valley Authority	4.625%	9/15/60	519	583
	Tennessee Valley Authority	4.250%	9/15/65	700	734
					212,194
Conventional Mortgage-Backed Securities (8.2%)
[8,9]	Freddie Mac Gold Pool	2.000%	8/1/28– 12/1/31	1,399	1,310
[8,9]	Freddie Mac Gold Pool	2.500%	4/1/27– 2/1/43	25,178	24,276

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	Freddie Mac Gold Pool	3.000%	10/1/24– 4/1/47	78,791	75,325
[8,9]	Freddie Mac Gold Pool	3.500%	9/1/25– 11/1/48	85,212	83,559
[8,9]	Freddie Mac Gold Pool	4.000%	3/1/24– 11/1/48	47,504	47,682
[8,9]	Freddie Mac Gold Pool	4.500%	3/1/23– 1/1/49	20,734	21,251
[8,9]	Freddie Mac Gold Pool	5.000%	5/1/23– 1/1/49	7,238	7,552
[8,9]	Freddie Mac Gold Pool	5.500%	1/1/23– 6/1/41	6,240	6,712
[8,9]	Freddie Mac Gold Pool	6.000%	2/1/26– 5/1/40	3,416	3,823
[8,9]	Freddie Mac Gold Pool	7.000%	3/1/26– 12/1/38	279	303
[8,9]	Freddie Mac Gold Pool	7.500%	6/1/26– 5/1/28	26	29
[8,9]	Freddie Mac Gold Pool	8.000%	12/1/25– 1/1/31	26	27
[8,9]	Freddie Mac Gold Pool	8.500%	10/1/26– 5/1/27	2	3
[8,9]	Freddie Mac Gold Pool	9.000%	7/1/24	2	2
[8]	Ginnie Mae I Pool	3.000%	1/15/26– 5/15/45	4,165	3,969
[8]	Ginnie Mae I Pool	3.500%	11/15/25– 9/15/49	4,607	4,617
[8]	Ginnie Mae I Pool	4.000%	10/15/24– 6/15/46	6,596	6,713
[8]	Ginnie Mae I Pool	4.500%	10/15/24– 2/15/49	6,082	6,360
[8]	Ginnie Mae I Pool	5.000%	5/15/34– 4/15/41	3,777	3,992
[8]	Ginnie Mae I Pool	6.000%	6/15/32	62	65
[8]	Ginnie Mae I Pool	6.500%	4/15/26– 8/15/39	518	535
[8]	Ginnie Mae I Pool	7.000%	11/15/24– 8/15/32	203	217
[8]	Ginnie Mae I Pool	7.500%	6/15/26– 3/15/32	64	68
[8]	Ginnie Mae I Pool	8.000%	6/15/26– 3/15/32	43	45
[8]	Ginnie Mae I Pool	8.500%	1/15/27– 6/15/30	6	6
[8]	Ginnie Mae I Pool	9.000%	9/15/25	2	2
[8]	Ginnie Mae II Pool	1.500%	2/20/51– 12/20/51	4,825	4,112
[8]	Ginnie Mae II Pool	2.000%	8/20/50– 1/20/52	199,771	177,463
[8,10]	Ginnie Mae II Pool	2.500%	6/20/27– 7/15/52	200,146	183,531
[8,10]	Ginnie Mae II Pool	3.000%	2/20/27– 7/15/52	199,761	188,979
[8,10]	Ginnie Mae II Pool	3.500%	9/20/25– 7/15/52	146,890	144,313
[8,10]	Ginnie Mae II Pool	4.000%	9/20/25– 7/15/52	71,005	71,647
[8]	Ginnie Mae II Pool	4.500%	11/20/35– 1/20/50	30,788	31,987
[8]	Ginnie Mae II Pool	5.000%	5/20/39– 12/20/49	9,436	10,064
[8]	Ginnie Mae II Pool	6.500%	12/20/35– 11/20/39	347	382
[8]	Ginnie Mae II Pool	7.000%	4/20/38– 8/20/38	36	41
[8,9]	UMBS Pool	1.500%	7/1/35– 9/1/51	260,334	224,312
[8,9,10]	UMBS Pool	2.000%	11/1/23– 7/25/52	1,081,996	953,063
[8,9,10]	UMBS Pool	2.500%	8/1/22– 7/25/52	778,866	709,129
[8,9,10]	UMBS Pool	3.000%	1/1/26– 7/25/52	486,578	459,050
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9,10]	UMBS Pool	3.500%	9/1/25– 7/25/52	282,254	274,604
[8,9,10]	UMBS Pool	4.000%	2/1/24– 7/25/52	190,487	189,807
[8,9,10]	UMBS Pool	4.500%	4/1/23– 7/25/52	81,201	82,846
[8,9]	UMBS Pool	5.000%	4/1/23– 3/1/50	27,328	28,480
[8,9]	UMBS Pool	5.500%	7/1/25– 6/1/49	9,710	10,431
[8,9]	UMBS Pool	6.000%	6/1/28– 5/1/41	7,579	8,304
[8,9]	UMBS Pool	7.000%	11/1/25– 11/1/37	788	868
[8,9]	UMBS Pool	7.500%	8/1/26– 12/1/32	70	77
[8,9]	UMBS Pool	8.000%	12/1/26– 7/1/30	10	12
[8,9]	UMBS Pool	8.500%	10/1/24– 7/1/30	9	10
[8,9]	UMBS Pool	9.000%	1/1/25– 6/1/26	3	3
					4,051,958
Nonconventional Mortgage-Backed Securities (0.0%)
[8,9]	Fannie Mae Pool	2.308%	7/1/43	158	159
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.779%	12/1/41	27	27
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	53	54
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.432%	2.034%	7/1/36	8	8
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.481%	1.849%	3/1/43	104	104
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.780%	12/1/43	57	58
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.555%	1.805%	9/1/43	11	11
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	1.847%	8/1/35	38	38
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	3.223%	10/1/37	18	18
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.606%	2.510%	6/1/43	36	36
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	2.078%	2/1/36	17	17
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	5	5
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	1.885%	11/1/36	14	13
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	1.890%	1/1/42	34	35
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	3	3
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	3.915%	6/1/36	1	1
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	2.045%	1/1/37	10	10
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.671%	2.328%	10/1/42	43	44
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.680%	2.062%	8/1/39	43	44
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	3.403%	6/1/42	85	86
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.935%	12/1/33	11	11
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	10/1/39– 9/1/42	75	76
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.225%	5/1/40	9	10
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	6	6

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.712%	8/1/40	9	9
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	28	29
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37	3	3
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	1.951%	10/1/42	31	32
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	1.955%	11/1/39	7	7
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.716%	2.615%	5/1/42	50	51
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.733%	2.217%	9/1/43	64	66
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.735%	3.485%	6/1/41	9	9
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.939%	7/1/41	50	51
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.000%	10/1/40	8	8
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	2.002%	9/1/34	10	10
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.764%	2.093%	11/1/39	14	15
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.770%	2.408%	5/1/42	17	17
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.280%	2/1/41	18	19
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.782%	2.404%	7/1/42	41	42
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.136%	8/1/42	83	86
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.336%	3/1/42	33	34
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.447%	3/1/42	39	39
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.698%	2/1/42	114	118
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	32	32
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	11/1/33– 12/1/40	29	30
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.063%	11/1/41	23	23
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.075%	1/1/42	20	20
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.206%	3/1/41	22	22
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40– 12/1/41	49	50
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.230%	2/1/41	13	14
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.406%	5/1/41	27	28
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.070%	12/1/40	4	4
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	2.524%	9/1/40	22	23
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	3.102%	2/1/42	26	27
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.575%	3/1/41	22	22
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.308%	4/1/41	29	29
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.080%	6/1/41	37	38
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	2.154%	2/1/41	11	11
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	27	28
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.210%	5/1/40	5	5
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	2.089%	12/1/39	14	14
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	13	14
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.365%	11/1/34	19	20
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	3.289%	4/1/37	24	25
[8,9,11]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	37	37
[8,9,11]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	20	21
[8,9,11]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	1.592%	4/1/37	13	13
[8,9,11]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	17	17
[8,9]	Fannie Mae REMICS	2.493%	3/25/23	322	320
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.532%	2.077%	9/1/37	12	12
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	1.875%	1/1/38	4	4
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	12/1/36– 11/1/43	69	70
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.310%	5/1/42	6	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	7	7
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	1.915%	12/1/34	5	5
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.074%	2/1/37	15	15
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	1.993%	1/1/35	2	2
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	1.993%	12/1/36	12	12
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	39	40
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	12/1/41	30	31
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.125%	5/1/38	2	2
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	2.050%	12/1/35	12	12
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.814%	2.116%	3/1/42	20	20
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	2.141%	2/1/42	9	9
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	6/1/40– 12/1/40	21	21
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.223%	1/1/41	29	29
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.380%	3/1/41	3	3
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.950%	6/1/41	7	7
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.255%	5/1/40	1	1
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.356%	5/1/40	3	3
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.612%	6/1/40	5	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.323%	2/1/42	14	14
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.892%	2.220%	9/1/40	21	22
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	11/1/40	15	15
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.165%	6/1/40	5	5
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.201%	1/1/41	6	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.390%	2/1/41	7	7

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	6	7
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.005%	2.989%	5/1/37	23	24
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	5	5
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	11/1/34	17	17
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.490%	2/1/36	15	16
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.366%	5/1/36	4	4
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.411%	2.534%	10/1/36	20	20
[8,9,11]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	2.102%	1/1/37	36	37
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38– 8/20/41	149	149
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.750%	10/20/38– 12/20/43	385	388
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.875%	4/20/41– 6/20/43	213	215
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	1/20/41– 3/20/43	314	315
[8,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.000%	5/20/41	9	9
[8,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.250%	11/20/40	5	5
[8,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	6	6
					4,009
Total U.S. Government and Agency Obligations (Cost $14,571,621)					13,344,156
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[8]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	125	124
[8]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	125	124
[8]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	575	570
[8]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	50	50
[8]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	2,025	1,910
[8]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	3,575	3,567
[8]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	28	28
[8]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	194	194
[8]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	100	97
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	150	144
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	94
[8]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	75	73
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	100	96
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	50	47
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	92
[8]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	1,000	959
[8]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	250	237
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	120	119
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	295
[8]	BANK Series 2017-BNK4	3.625%	5/15/50	800	780
[8]	BANK Series 2017-BNK5	3.390%	6/15/60	700	675
[8]	BANK Series 2017-BNK5	3.624%	6/15/60	350	332
[8]	BANK Series 2017-BNK6	3.254%	7/15/60	175	169
[8]	BANK Series 2017-BNK6	3.518%	7/15/60	980	949
[8]	BANK Series 2017-BNK6	3.741%	7/15/60	780	743
[8]	BANK Series 2017-BNK7	3.175%	9/15/60	480	455
[8]	BANK Series 2017-BNK7	3.435%	9/15/60	275	265
[8]	BANK Series 2017-BNK7	3.748%	9/15/60	300	286
[8]	BANK Series 2017-BNK8	3.488%	11/15/50	600	579
[8]	BANK Series 2017-BNK8	3.731%	11/15/50	100	95
[8]	BANK Series 2017-BNK8	4.204%	11/15/50	250	229
[8]	BANK Series 2017-BNK9	3.279%	11/15/54	600	575
[8]	BANK Series 2017-BNK9	3.538%	11/15/54	600	580
[8]	BANK Series 2018-BN10	3.641%	2/15/61	125	123
[8]	BANK Series 2018-BN10	3.688%	2/15/61	400	389
[8]	BANK Series 2018-BN10	3.898%	2/15/61	150	142
[8]	BANK Series 2018-BN11	4.046%	3/15/61	400	396
[8]	BANK Series 2018-BN12	4.255%	5/15/61	500	500
[8]	BANK Series 2018-BN12	4.486%	5/15/61	150	148
[8]	BANK Series 2018-BN13	3.953%	8/15/61	165	162
[8]	BANK Series 2018-BN13	4.217%	8/15/61	825	823
[8]	BANK Series 2018-BN14	3.966%	9/15/60	100	98
[8]	BANK Series 2018-BN14	4.128%	9/15/60	190	191
[8]	BANK Series 2018-BN14	4.231%	9/15/60	250	249
[8]	BANK Series 2018-BN14	4.481%	9/15/60	175	171
[8]	BANK Series 2018-BN15	4.407%	11/15/61	470	473
[8]	BANK Series 2019-BN16	4.005%	2/15/52	275	271
[8]	BANK Series 2019-BN17	3.714%	4/15/52	360	348
[8]	BANK Series 2019-BN17	3.976%	4/15/52	75	71
[8]	BANK Series 2019-BN18	3.584%	5/15/62	640	613
[8]	BANK Series 2019-BN18	3.826%	5/15/62	200	188
[8]	BANK Series 2019-BN19	3.183%	8/15/61	550	513
[8]	BANK Series 2019-BN19	4.166%	8/15/61	140	125
[8]	BANK Series 2019-BN20	3.011%	9/15/62	725	668
[8]	BANK Series 2019-BN21	2.851%	10/17/52	595	542
[8]	BANK Series 2019-BN21	3.093%	10/17/52	300	268
[8]	BANK Series 2019-BN22	2.978%	11/15/62	315	289
[8]	BANK Series 2019-BN23	2.920%	12/15/52	735	671
[8]	BANK Series 2019-BN23	3.203%	12/15/52	275	249
[8]	BANK Series 2019-BN24	2.960%	11/15/62	575	526
[8]	BANK Series 2019-BN24	3.283%	11/15/62	275	250
[8]	BANK Series 2020-BN25	2.649%	1/15/63	375	335
[8]	BANK Series 2020-BN25	2.841%	1/15/63	265	231
[8]	BANK Series 2020-BN26	2.403%	3/15/63	675	592
[8]	BANK Series 2020-BN26	2.687%	3/15/63	215	187
[8]	BANK Series 2020-BN27	2.144%	4/15/63	600	516
[8]	BANK Series 2020-BN27	2.551%	4/15/63	175	150
[8]	BANK Series 2020-BN28	1.844%	3/15/63	180	150
[8]	BANK Series 2020-BN29	1.997%	11/15/53	250	210
[8]	BANK Series 2020-BN30	1.925%	12/15/53	300	250
[8]	BANK Series 2020-BN30	2.111%	12/15/53	35	28
[8]	BANK Series 2021-BN31	2.036%	2/15/54	225	189
[8]	BANK Series 2021-BN31	2.211%	2/15/54	125	103
[8]	BANK Series 2021-BN32	2.643%	4/15/54	350	309
[8]	BANK Series 2021-BN33	2.556%	5/15/64	175	153
[8]	BANK Series 2021-BN34	2.438%	6/15/63	675	584
[8]	BANK Series 2021-BN35	2.285%	6/15/64	400	341
[8]	BANK Series 2021-BN36	2.470%	9/15/64	600	518
[8]	BANK Series 2021-BN36	2.695%	9/15/64	175	147
[8]	BANK Series 2021-BN37	2.618%	11/15/64	600	524
[8]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,052
[8]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	399

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	216
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,054
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	89
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	577
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	342
[8]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	450	445
[8]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,148
[8]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	313
[8]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	501
[8]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	402
[8]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	126
[8]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	128
[8]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	444
[8]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	92
[8]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	557
[8]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	192
[8]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	83
[8]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	327
[8]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	850
[8]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	565
[8]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	436
[8]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	192
[8]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	335	334
[8]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,232
[8]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	601
[8]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	179	178
[8]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	986
[8]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	247
[8]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	477
[8]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,168
[8]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	279	279
[8]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	449
[8]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	123
[8]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	25
[8]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	434
[8]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	197
[8]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	97
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	256
[8]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	289
[8]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	119
[8]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	189
[8]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,384
[8]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	289
[8]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	275
[8]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	207
[8]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	242
[8]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	338
[8]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	88
[8]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	165
[8]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	738
[8]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	90
[8]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	178
[8]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	61
[8]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	359
[8]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	29
[8]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	440
[8]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	41
[8]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	335
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	510
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	154
[8]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,577
[8]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	229
[8]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	438
[8]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	86
[8]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	482
[8]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	219
[8]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	575	505
[8]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	296
[8]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	67
[8]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	193
[8]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	63
[8]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	803
[8]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	500	438

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	1,425	1,283
[8]	Benchmark Mortgage Trust Series 2022-B32	3.528%	1/15/55	300	269
[8]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	280
[8]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	240
[8]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	275	252
[8,10]	BMO Mortgage Trust Series 2022-C2	1.000%	7/15/54	300	311
[8]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	250	247
[8]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	75	73
[8]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	1,150	1,116
[8]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	800	760
[8]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	100	95
[8]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	55	54
[8]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	25	24
[8]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	175	173
[8]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	25	25
[8]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	63
[8]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	504
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	511
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	215
[8]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	1,300	1,231
[8]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	850	802
[8]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	1,901
[8]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	1,875	1,773
[8]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	2,000	1,959
[8]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	1,900	1,901
[8]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	38	38
[8]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	150	150
[8]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	50	49
[8]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	400	379
[8]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	93
[8]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	375	371
[8]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	225	222
[8]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	91	91
[8]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	100	98
[8]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	220	219
[8]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	55	54
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	67	66
[8]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	25	24
[8]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	1,825	1,786
[8]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	75	71
[8]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	23
[8]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	250	244
[8]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	47
[8]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	475	461
[8]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	94
[8]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	500	480
[8]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	93
[8]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	475	454
[8]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	163
[8]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	450	448
[8]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	100	99
[8]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	100	97
[8]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	300	286
[8]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	69
[8]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	591
[8]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	578
[8]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	60	59
[8]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	490
[8]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	124
[8]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	484
[8]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	300	287
[8]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	250	246
[8]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	457
[8]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	260
[8]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	30	30
[8]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	576
[8]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	181
[8]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	710
[8]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	462	459
[8]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	419
[8]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	534
[8]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	382

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,304
[8]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	291
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	771
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	190
[8]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	1,009
[8]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	35	35
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	100	99
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	100	99
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	250	250
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	350	350
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	20	20
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	275	275
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	100	100
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	100	99
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	25	25
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	125	125
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	125	124
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	200	198
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	150	148
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	300	297
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	650	644
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	779
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	315
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	650	632
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	309
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	345
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	191	186
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	419
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	200	196
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	171	169
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	409
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	171
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,060
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	234
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	238
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	100	96
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,060
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	141
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	170
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	150	149
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,183
[8]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	182	179
[8]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	619
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	893
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	1,036
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	402
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	168
[8]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.580%	5/15/54	475	489
[8]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	275	259
[8]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	175	171
[8]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	96
[8]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	71	71
[8]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	297	296
[8]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	1,858	1,848
[8]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	92	91
[8]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	273	272
[8]	COMM Mortgage Trust Series 2013-CR9	4.411%	7/10/45	337	337
[8]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	160	160
[8]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	259	258
[8]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	330	331
[8]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	200	200
[8]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	32	32
[8]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	159	157
[8]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	125	124
[8]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	75	74
[8]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	49
[8]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	16	16
[8]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	450	449
[8]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	150	150
[8]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	60	60
[8]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	219	219
[8]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	90	90

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	275	275
[8]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	325	324
[8]	COMM Mortgage Trust Series 2014-CR14	4.742%	2/10/47	175	175
[8]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	38	38
[8]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	209	208
[8]	COMM Mortgage Trust Series 2014-CR15	4.772%	2/10/47	105	106
[8]	COMM Mortgage Trust Series 2014-CR15	4.822%	2/10/47	175	175
[8]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	35	35
[8]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	275	273
[8]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	100	98
[8]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	44	43
[8]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	125	124
[8]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	150	148
[8]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	650	643
[8]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	150	148
[8]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	271
[8]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,814	3,765
[8]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	325	323
[8]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	240	237
[8]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	26	26
[8]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	202	201
[8]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	57	56
[8]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	36	36
[8]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	350	347
[8]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	222
[8]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	167	163
[8]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	500	495
[8]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	208	206
[8]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	789
[8]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	225	221
[8]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	562
[8]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	488
[8]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	140	138
[8]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	475	465
[8]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	171
[8]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	449	439
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	419
[8]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	834
[8]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	272	267
[8]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	390
[8]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	325	318
[8]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	37	36
[8]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	425	414
[8]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	193
[8]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	197
[8]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	450	445
[8]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,172
[8]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	365	363
[8]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	120
[8]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	495
[8]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	412
[8]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	134
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	400	393
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	194
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	165
[8]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	550	539
[8]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	218
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	191	190
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	909
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.262%	8/15/48	200	191
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	132	131
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	492
[8]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	774
[8]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	767
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	239
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	549
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,173
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	247
[8]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,434
[8]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,047
[8]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	952
[8]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	153

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	402
[8]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	289
[8]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	308
[8]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	575
[8]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	142
[8]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	169
[8]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	850	796
[8]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	725	650
[8]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	1,000	959
[8]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	1,900	1,885
[8]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	323	323
[8]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	11	11
[8]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	125	124
[8]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	100	97
[8]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	300	293
[8]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	250	237
[8]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	225	209
[8]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	75	72
[8]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	100	95
[8]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	310	308
[8]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	70	70
[8]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	350	341
[8]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	175	171
[8]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	175	169
[8]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	175	164
[8]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	125	119
[8]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	150	141
[8]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	100	99
[8]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	200	195
[8]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	100	97
[8]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	150	151
[8]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	150	151
[8]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	100	101
[8,9]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	103	103
[8,9]	Fannie Mae-Aces Series 2014-M1	3.280%	7/25/23	464	464
[8,9]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	160	160
[8,9]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	346	345
[8,9]	Fannie Mae-Aces Series 2014-M7	3.329%	6/25/24	667	666
[8,9]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	383	380
[8,9]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	510	507
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	298	296
[8,9]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	837	823
[8,9]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	526	517
[8,9]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	335	330
[8,9]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	2	2
[8,9]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	515	506
[8,9]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	794	785
[8,9]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	338	333
[8,9]	Fannie Mae-Aces Series 2015-M12	2.890%	5/25/25	661	650
[8,9]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	764	752
[8,9]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	184	183
[8,9]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	376	368
[8,9]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	400	388
[8,9]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	800	773
[8,9]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	596	576
[8,9]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	61	61
[8,9]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	184	178
[8,9]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,300	1,241
[8,9]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	900	865
[8,9]	Fannie Mae-Aces Series 2016-M12	2.534%	9/25/26	950	917
[8,9]	Fannie Mae-Aces Series 2016-M13	2.579%	9/25/26	232	223
[8,9]	Fannie Mae-Aces Series 2017-M1	2.495%	10/25/26	983	941
[8,9]	Fannie Mae-Aces Series 2017-M2	2.885%	2/25/27	905	881
[8,9]	Fannie Mae-Aces Series 2017-M3	2.556%	12/25/26	1,208	1,164
[8,9]	Fannie Mae-Aces Series 2017-M4	2.658%	12/25/26	875	844
[8,9]	Fannie Mae-Aces Series 2017-M5	3.221%	4/25/29	279	273
[8,9]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	650	632
[8,9]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,504	1,478
[8,9]	Fannie Mae-Aces Series 2017-M10	2.639%	7/25/24	411	405
[8,9]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	500	481
[8,9]	Fannie Mae-Aces Series 2017-M12	3.169%	6/25/27	990	976
[8,9]	Fannie Mae-Aces Series 2017-M14	2.962%	11/25/27	347	337
[8,9]	Fannie Mae-Aces Series 2017-M15	3.209%	11/25/27	1,087	1,059
[8,9]	Fannie Mae-Aces Series 2018-M1	3.091%	12/25/27	463	451
[8,9]	Fannie Mae-Aces Series 2018-M2	3.000%	1/25/28	1,425	1,389
[8,9]	Fannie Mae-Aces Series 2018-M3	3.183%	2/25/30	318	309
[8,9]	Fannie Mae-Aces Series 2018-M4	3.158%	3/25/28	652	640
[8,9]	Fannie Mae-Aces Series 2018-M7	3.143%	3/25/28	390	382
[8,9]	Fannie Mae-Aces Series 2018-M10	3.476%	7/25/28	200	202
[8,9]	Fannie Mae-Aces Series 2018-M12	3.773%	8/25/30	850	852
[8,9]	Fannie Mae-Aces Series 2018-M13	3.870%	9/25/30	731	743
[8,9]	Fannie Mae-Aces Series 2018-M14	3.699%	8/25/28	689	691
[8,9]	Fannie Mae-Aces Series 2019-M1	3.671%	9/25/28	746	748
[8,9]	Fannie Mae-Aces Series 2019-M2	3.748%	11/25/28	812	818
[8,9]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	900	901
[8,9]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	775	762
[8,9]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	875	853
[8,9]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,809	1,748
[8,9]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,725	2,615
[8,9]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	1,000	929
[8,9]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	2,100	1,923

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	125	115
[8,9]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,425	1,335
[8,9]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	200	184
[8,9]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	758
[8,9]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	525	479
[8,9]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	300	263
[8,9]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	299
[8,9]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	960
[8,9]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	772
[8,9]	Fannie Mae-Aces Series 2020-M52	1.363%	10/25/30	975	827
[8,9]	Fannie Mae-Aces Series 2021-M1	1.437%	11/25/30	725	611
[8,9]	Fannie Mae-Aces Series 2021-M1G	1.561%	11/25/30	225	190
[8,9]	Fannie Mae-Aces Series 2021-M3G	1.292%	1/25/31	1,050	869
[8,9]	Fannie Mae-Aces Series 2021-M4	1.515%	2/25/31	4,275	3,615
[8,9]	Fannie Mae-Aces Series 2021-M11	1.507%	3/25/31	1,900	1,601
[8,9]	Fannie Mae-Aces Series 2021-M13	1.658%	4/25/31	215	183
[8,9]	Fannie Mae-Aces Series 2021-M13	1.681%	3/25/33	200	166
[8,9]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	1,250	1,069
[8,9]	Fannie Mae-Aces Series 2022-M1	1.725%	10/25/31	1,500	1,272
[8,9]	Fannie Mae-Aces Series 2022-M1G	1.582%	9/25/31	325	274
[8,9]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	450	381
[8,9]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	693
[8,9]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	725	632
[8,9]	Fannie Mae-Aces Series 2022-M10	2.003%	1/25/32	1,100	951
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	1,196	1,195
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	1,260	1,260
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	1,208	1,209
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	1,375	1,378
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	50	50
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	32	32
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	1,275	1,275
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	51	51
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	850	847
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	163	162
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	1,025	1,020
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	1,000	994
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	65	64
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,375	2,334
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	53	53
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	600	595
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	622	616
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	650	646
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	66	66
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	525	523
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	1,020
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	450	445
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	748
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	446
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	271
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	685
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	974
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	557
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	993
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	485
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	790
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	994
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	2,000	1,991
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,395
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,772

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,286
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	905
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	590
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	863
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	494
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	862
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	272
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	950
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	449
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	496
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	1,004
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	679
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,625
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	509
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	1,021
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	266	269
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	817
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,223
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	561
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,516
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,420
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	1,050
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	88	88
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	811
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,186
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	476
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	894
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	300
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	962
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,596
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,107
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,099
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	939
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,725
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	801
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,404
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,312
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	1,038
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,684
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	990	883
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	520
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	867
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	194
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	468
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	500	425
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	594
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,061
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	1,019

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,366
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	937
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	119	105
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	599
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	49	43
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	597
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,849
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,055
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	764
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	957
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	535
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	986
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	249	219
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,576
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	602
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	4,991
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	439
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	794
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	99	89
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	759
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	487
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	659
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	3/25/54	550	489
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	4/25/55	2,050	1,839
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	386
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,581
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	866
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	249
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	395
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	404
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	855
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	283
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	380
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	307
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	307
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	470	466
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	1,000	996
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	1,200	1,194
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	610	605
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	1,486	1,474
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	1,154	1,148
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	2,000	1,991
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,200	1,204
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	997	994
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	1,000	1,007
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,565	1,555
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	2,000	1,962
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,641

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,675
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,568
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	776
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	500
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	418	379
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	990
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	666
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	597
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	299
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	2,118
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	371
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	920
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	2,058
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	855
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	506
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	684
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	978
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	297
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	856
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	249	216
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	741
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	571
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	562
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	736	731
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	786
[8]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	175	175
[8]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	419	417
[8]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	100	98
[8]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	575	557
[8]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	50	50
[8]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	100	99
[8]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	9	9
[8]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	275	275
[8]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	23	23
[8]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	347	343
[8]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	125	120
[8]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	275	269
[8]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	125	116
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	650	632
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	218
[8]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	225	216
[8]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	50	47
[8]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	300	300
[8]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	100	100
[8]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	691
[8]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	775	762
[8]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	743
[8]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	1,065	1,028
[8]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	622
[8]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	22	22
[8]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	25	25
[8]	GM Financial Automobile Leasing Trust Series 2021-1	0.330%	2/20/25	75	73
[8]	GM Financial Automobile Leasing Trust Series 2021-1	0.540%	2/20/25	50	48
[8]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	400	393
[8]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	75	72
[8]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	550	533
[8]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	100	95
[8]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	825	803
[8]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	200	193
[8]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	375	373

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	125	124
[8]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	50	50
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	115	113
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	92	91
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	411	402
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	65	61
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	350	342
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,308
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	235	227
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	70
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	425	408
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	209
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	275	261
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	93
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	200	191
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	70
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	275	272
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	50	49
[8]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	246	245
[8]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	92	91
[8]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	233	232
[8]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	275	272
[8]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	118	117
[8]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	24	25
[8]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	1,075	1,075
[8]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	34	34
[8]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	625	625
[8]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	1,025	1,022
[8]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	275	273
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	58	58
[8]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	150	149
[8]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	475	471
[8]	GS Mortgage Securities Trust Series 2014-GC24	4.644%	9/10/47	125	121
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	119	117
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	789
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	122
[8]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	122
[8]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	491
[8]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	439
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	270	268
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	173
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	294	290
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	390
[8]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	288
[8]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	736
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	265
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	189
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	609
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	240
[8]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	676
[8]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	95
[8]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	28
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	950
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	246
[8]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	190
[8]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	383
[8]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	230
[8]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	511
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	1,125	1,040
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	275	248
[8]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	462
[8]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	479
[8]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	135
[8]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	218
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	396

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	60
[8]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	700	673
[8]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	125	118
[8]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	100	99
[8]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	75	73
[8]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	70	69
[8]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	75	72
[8]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	425	415
[8]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	185	174
[8]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	550	533
[8]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	300	287
[8]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	69
[8]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	400	382
[8]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	93
[8]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	200	194
[8]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	71
[8]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	75	74
[8]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	34	34
[8]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	110	109
[8]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	75	72
[8]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	196	192
[8]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	50	47
[8]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	150	145
[8]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	75	70
[8]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	225	215
[8]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	100	93
[8]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	400	378
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	63	63
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	143	143
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	109	108
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	37	37
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	119	118
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	300	299
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	150	150
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	5.106%	12/15/46	150	150
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	673	667
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	175	172
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	250	248
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	322
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	924
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	390
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	314
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	122	121
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.171%	7/15/45	81	80
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	62	62
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	595	592
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	220	219
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	16	16
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	435	435
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	275	275
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	60	60
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	625	624
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	125	125
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	5.049%	1/15/47	188	186
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	774	771
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	93	92
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.947%	2/15/47	113	111
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	62	62
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	225	224

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	175	173
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	40	40
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	100	99
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	75	74
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	650	645
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	171
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	319	317
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	185
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	5	5
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	148
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	293
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	741
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	200	196
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	360	354
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	193
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	195
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	232	228
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	212
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	500	487
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	96
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	118	118
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	343
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	236	234
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	418
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	197
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	127	125
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	408	398
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	253	251
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	414
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	296
[8]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	228	226
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,221
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	241
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	380
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,370
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	798
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	70
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	288
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	140
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	96
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	1,952
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	408
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	264
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	170
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	989
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	123
[8]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,144
[8]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	215
[8]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	50	49
[8]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	272	269
[8]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	125	121
[8]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	225	218
[8]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	100	95
[8]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	30	29
[8]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	325	311

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	46
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	179	178
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	36	36
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	203	203
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	100	99
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	150	149
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	125	124
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.209%	7/15/46	1,600	1,594
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.295%	8/15/46	240	239
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.495%	8/15/46	120	118
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	445	443
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	300	299
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.907%	11/15/46	150	150
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	370	370
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	5.022%	2/15/47	150	151
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	28	28
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	325	324
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.476%	6/15/47	125	122
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	100	100
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.607%	10/15/47	125	123
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	108	107
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	275	271
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	86	85
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	725	708
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	300	294
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	210	208
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	325	317
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	194
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	86	85
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	444
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	271
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	267	265
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	343
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	181	180
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	800	787
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	133	132
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	246
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	177	173
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	171	169
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	780
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	760
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	910
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	781
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	316
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	971
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	383
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	383
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	555
[8]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	217
[8]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	296

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	382
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	299
[8]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	758
[8]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	803
[8]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	122
[8]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	532
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	982
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	116
[8]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	186
[8]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	243
[8]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	613
[8]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	713
[8]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	254
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	670
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	102
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	320
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	42
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	21
[8]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	622
[8]	Morgan Stanley Capital I Trust Series 2022-L8	3.922%	4/15/55	750	717
[8]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	13	13
[8]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	350	340
[8]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	100	96
[8]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	100	100
[8]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	150	147
[8]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	100	99
[8]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	50	48
[8]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	475	457
[8]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	207
[8]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	250	241
[8]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	141
[8]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	100	99
[8]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	220
[8]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	124	123
[8]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	15	15
[8]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	100	99
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	47	47
[8]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	347	346
[8]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	200	195
[8]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	135	134
[8]	Santander Drive Auto Receivables Trust Series 2021-2	0.900%	6/15/26	320	310
[8]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	275	261
[8]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	175	168
[8]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	250	238
[8]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	425	412
[8]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	225	215
[8]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	100	92
[8]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	300	290
[8]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	150	142
[8]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	275	269
[8]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	193
[8]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	200	199
[8]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	925	919
[8]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	195	191
[8]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	29	29
[8]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	111	109
[8]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	245	241
[8]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	50	47
[8]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	250	244
[8]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	100	93
[8]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	1,450	1,395
[8]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	160
[8]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	525	500
[8]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	114
[8]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	250	239
[8]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	92
[8]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	350	346
[8]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	75	73
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	764
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	322
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	579
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	141

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	695
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	281
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	475	453
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	578
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	250
[8]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	387
[8]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	581
[8]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	311
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	600	588
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	197
[8]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	316
[8]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,189
[8]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	806
[8]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	148
[8]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	474
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	101	102
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	600
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	99
[8]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	974
[8]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	576
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	379
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	118
[8]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	407
[8]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	250
[8]	UBS-Barclays Commercial Mortgage Trust Series 2012-C4	2.850%	12/10/45	591	590
[8]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	275	274
[8]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	175	174
[8]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	75	74
[8]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	2,500	2,364
[8]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	1,550	1,462
[8]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	625	592
[8]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	900	893
[8]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	1,030	1,007
[8]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	53	53
[8]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	550	527
[8]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	93
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	18	18
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	37	37
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	900	889
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	50	49
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	67	67
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	400	391
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	194
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	214	211
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	195
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	170
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	617	601
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	614
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	114
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	145	144
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	615
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	222
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	60	59
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	853	831
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	194
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	111	110
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	272
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	221
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	2	2
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	55	54

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	171
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	231	230
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	198
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	760	746
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	495
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	157	155
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	465
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	307
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	312
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	154	146
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	319
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	282	277
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	585
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	95
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	205
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	823
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	233
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	698
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	381
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	382
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	580
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	142
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	960
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,168
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,168
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,182
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	194
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	770
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	993
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	470
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,080
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	499
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	956
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	673
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	731
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	182
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	312
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	687
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	415
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	873
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	118
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	147
[8]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	349
[8]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	178	178
[8]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	600	598
[8]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	76	76
[8]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	52	52
[8]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	222	220
[8]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	44	44
[8]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	400	396
[8]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	200	198
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	29	29
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	650	647
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	160	159
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	49	49
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	180	180
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	290	290

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	26	26
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	100	100
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	100	99
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	100	100
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,436	1,435
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	50	50
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	5.027%	12/15/46	75	74
[8]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	156	156
[8]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.192%	3/15/46	50	50
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	17	17
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	14	14
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	175	174
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	50	49
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	35	34
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	125	124
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	125	122
[8]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	239	235
[8]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	425	417
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	645
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	99
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	113	112
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	124
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	74
[8]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	200	198
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	89	89
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	725	723
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	300	297
[8]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	187	187
[8]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	124	122
[8]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	50	48
[8]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	185	182
[8]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	75	71
[8]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	215	209
[8]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	47
[8]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	350	337
[8]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	350	336
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	137
[8]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	375	357
[8]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	232
[8]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	375	358
[8]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	48
[8]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	325	320
[8]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	125	123
[8]	World Omni Automobile Lease Securitization Trust Series 2020-A	1.700%	1/17/23	77	77
[8]	World Omni Automobile Lease Securitization Trust Series 2020-A	1.790%	6/16/25	115	115
[8]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	350	345
[8]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	75	73
[8]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	200	193
[8]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	75	71
[8]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	36	36
[8]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	150	145
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $551,243)					516,428
Corporate Bonds (10.9%)
Communications (0.9%)
	Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,030
	Activision Blizzard Inc.	1.350%	9/15/30	1,000	803
	Activision Blizzard Inc.	4.500%	6/15/47	325	314
	Activision Blizzard Inc.	2.500%	9/15/50	1,400	960
	Alphabet Inc.	3.375%	2/25/24	100	101
	Alphabet Inc.	0.450%	8/15/25	800	736
	Alphabet Inc.	1.998%	8/15/26	1,600	1,515
	Alphabet Inc.	0.800%	8/15/27	900	782
	Alphabet Inc.	1.100%	8/15/30	1,800	1,477
	Alphabet Inc.	1.900%	8/15/40	1,000	715
	Alphabet Inc.	2.050%	8/15/50	2,000	1,344
	Alphabet Inc.	2.250%	8/15/60	1,600	1,042
	America Movil SAB de CV	3.625%	4/22/29	700	666
	America Movil SAB de CV	2.875%	5/7/30	700	626
	America Movil SAB de CV	6.375%	3/1/35	800	913
	America Movil SAB de CV	6.125%	11/15/37	300	325
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,659
	America Movil SAB de CV	4.375%	7/16/42	950	862
	America Movil SAB de CV	4.375%	4/22/49	2,000	1,852
	AT&T Inc.	0.900%	3/25/24	1,500	1,433
	AT&T Inc.	1.700%	3/25/26	3,000	2,744
	AT&T Inc.	3.800%	2/15/27	2,570	2,521
	AT&T Inc.	1.650%	2/1/28	2,750	2,376
[8]	AT&T Inc.	4.100%	2/15/28	952	934
	AT&T Inc.	4.350%	3/1/29	2,700	2,661
[8]	AT&T Inc.	4.300%	2/15/30	2,249	2,196
	AT&T Inc.	2.750%	6/1/31	2,600	2,247
	AT&T Inc.	2.250%	2/1/32	2,000	1,633
	AT&T Inc.	2.550%	12/1/33	3,118	2,529
	AT&T Inc.	4.500%	5/15/35	2,230	2,114

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.900%	8/15/37	1,405	1,392
	AT&T Inc.	4.850%	3/1/39	1,000	954
	AT&T Inc.	3.500%	6/1/41	1,650	1,319
	AT&T Inc.	4.300%	12/15/42	1,523	1,324
	AT&T Inc.	4.350%	6/15/45	1,137	992
	AT&T Inc.	4.750%	5/15/46	1,825	1,693
[8]	AT&T Inc.	5.150%	11/15/46	742	733
	AT&T Inc.	4.500%	3/9/48	1,900	1,690
	AT&T Inc.	4.550%	3/9/49	1,424	1,295
	AT&T Inc.	3.650%	6/1/51	3,135	2,450
	AT&T Inc.	3.500%	9/15/53	6,906	5,237
	AT&T Inc.	3.550%	9/15/55	7,751	5,809
	AT&T Inc.	3.800%	12/1/57	5,253	4,074
	AT&T Inc.	3.650%	9/15/59	4,249	3,184
	AT&T Inc.	3.850%	6/1/60	1,155	894
	Baidu Inc.	3.875%	9/29/23	800	803
	Baidu Inc.	4.375%	5/14/24	400	403
	Baidu Inc.	3.075%	4/7/25	200	194
	Baidu Inc.	1.720%	4/9/26	500	457
	Baidu Inc.	3.625%	7/6/27	325	313
	Baidu Inc.	4.375%	3/29/28	400	395
	Baidu Inc.	4.875%	11/14/28	1,150	1,164
	Baidu Inc.	3.425%	4/7/30	700	642
	Baidu Inc.	2.375%	8/23/31	650	542
[8]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	294
	Booking Holdings Inc.	3.650%	3/15/25	400	401
	Booking Holdings Inc.	3.600%	6/1/26	755	743
	Booking Holdings Inc.	3.550%	3/15/28	650	626
	British Telecommunications plc	4.500%	12/4/23	500	502
	British Telecommunications plc	5.125%	12/4/28	250	250
	British Telecommunications plc	9.625%	12/15/30	2,300	2,861
[8]	Charter Communications Operating LLC	4.500%	2/1/24	1,330	1,338
	Charter Communications Operating LLC	4.908%	7/23/25	3,500	3,509
	Charter Communications Operating LLC	3.750%	2/15/28	1,380	1,271
	Charter Communications Operating LLC	4.200%	3/15/28	1,000	935
	Charter Communications Operating LLC	2.250%	1/15/29	1,000	823
	Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,254
	Charter Communications Operating LLC	2.800%	4/1/31	1,415	1,134
	Charter Communications Operating LLC	2.300%	2/1/32	800	606
	Charter Communications Operating LLC	4.400%	4/1/33	900	806
	Charter Communications Operating LLC	6.384%	10/23/35	1,964	1,982
	Charter Communications Operating LLC	5.375%	4/1/38	800	713
	Charter Communications Operating LLC	3.500%	6/1/41	1,000	704
	Charter Communications Operating LLC	3.500%	3/1/42	1,000	696
	Charter Communications Operating LLC	6.484%	10/23/45	3,310	3,223
	Charter Communications Operating LLC	5.375%	5/1/47	2,350	2,012
	Charter Communications Operating LLC	5.750%	4/1/48	1,550	1,394
	Charter Communications Operating LLC	5.125%	7/1/49	750	626
	Charter Communications Operating LLC	4.800%	3/1/50	2,700	2,139
	Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,253
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	3.900%	6/1/52	2,500	1,745
Charter Communications Operating LLC	5.250%	4/1/53	1,000	853
Charter Communications Operating LLC	6.834%	10/23/55	1,325	1,340
Charter Communications Operating LLC	3.850%	4/1/61	2,300	1,511
Charter Communications Operating LLC	4.400%	12/1/61	1,300	940
Charter Communications Operating LLC	3.950%	6/30/62	1,250	833
Charter Communications Operating LLC	5.500%	4/1/63	900	768
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,133
Comcast Corp.	3.375%	2/15/25	999	992
Comcast Corp.	3.375%	8/15/25	955	944
Comcast Corp.	3.950%	10/15/25	3,089	3,105
Comcast Corp.	3.150%	3/1/26	2,000	1,950
Comcast Corp.	2.350%	1/15/27	1,930	1,800
Comcast Corp.	3.300%	2/1/27	1,375	1,337
Comcast Corp.	3.300%	4/1/27	1,250	1,210
Comcast Corp.	3.150%	2/15/28	1,381	1,316
Comcast Corp.	4.150%	10/15/28	4,000	3,990
Comcast Corp.	2.650%	2/1/30	1,050	938
Comcast Corp.	3.400%	4/1/30	1,375	1,289
Comcast Corp.	4.250%	10/15/30	1,200	1,183
Comcast Corp.	1.950%	1/15/31	1,300	1,081
Comcast Corp.	1.500%	2/15/31	3,400	2,730
Comcast Corp.	4.250%	1/15/33	1,275	1,253
Comcast Corp.	7.050%	3/15/33	1,025	1,231
Comcast Corp.	5.650%	6/15/35	1,080	1,176
Comcast Corp.	4.400%	8/15/35	1,000	970
Comcast Corp.	6.500%	11/15/35	71	83
Comcast Corp.	3.200%	7/15/36	700	594
Comcast Corp.	6.450%	3/15/37	1,350	1,594
Comcast Corp.	3.900%	3/1/38	1,225	1,110
Comcast Corp.	4.600%	10/15/38	2,300	2,228
Comcast Corp.	3.250%	11/1/39	575	473
Comcast Corp.	3.750%	4/1/40	2,650	2,324
Comcast Corp.	4.650%	7/15/42	565	546
Comcast Corp.	4.600%	8/15/45	1,291	1,226
Comcast Corp.	3.400%	7/15/46	3,200	2,552
Comcast Corp.	4.000%	8/15/47	1,700	1,475
Comcast Corp.	3.969%	11/1/47	1,871	1,618
Comcast Corp.	4.000%	3/1/48	922	804
Comcast Corp.	4.700%	10/15/48	1,300	1,261
Comcast Corp.	3.999%	11/1/49	1,803	1,575
Comcast Corp.	3.450%	2/1/50	1,400	1,115
Comcast Corp.	2.800%	1/15/51	1,575	1,113
Comcast Corp.	2.887%	11/1/51	3,731	2,668
Comcast Corp.	2.450%	8/15/52	500	332
Comcast Corp.	4.049%	11/1/52	1,317	1,154
Comcast Corp.	2.937%	11/1/56	4,888	3,392
Comcast Corp.	4.950%	10/15/58	1,150	1,146
Comcast Corp.	2.650%	8/15/62	1,000	644
Comcast Corp.	2.987%	11/1/63	2,184	1,492
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	4,262
Discovery Communications LLC	3.800%	3/13/24	210	209
Discovery Communications LLC	3.900%	11/15/24	534	526
Discovery Communications LLC	3.450%	3/15/25	1,350	1,304
Discovery Communications LLC	3.950%	6/15/25	576	563
Discovery Communications LLC	4.900%	3/11/26	550	551
Discovery Communications LLC	3.950%	3/20/28	1,609	1,505
Discovery Communications LLC	4.125%	5/15/29	500	459
Discovery Communications LLC	3.625%	5/15/30	930	827
Discovery Communications LLC	5.000%	9/20/37	530	477
Discovery Communications LLC	6.350%	6/1/40	1,155	1,141

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discovery Communications LLC	4.875%	4/1/43	700	579
	Discovery Communications LLC	5.200%	9/20/47	1,130	969
	Discovery Communications LLC	5.300%	5/15/49	689	594
	Discovery Communications LLC	4.650%	5/15/50	900	708
	Discovery Communications LLC	4.000%	9/15/55	1,245	870
	Electronic Arts Inc.	4.800%	3/1/26	275	281
	Electronic Arts Inc.	1.850%	2/15/31	500	407
	Electronic Arts Inc.	2.950%	2/15/51	800	586
	Expedia Group Inc.	5.000%	2/15/26	1,600	1,601
	Expedia Group Inc.	4.625%	8/1/27	900	865
	Expedia Group Inc.	3.800%	2/15/28	1,500	1,368
	Expedia Group Inc.	3.250%	2/15/30	1,025	851
	Expedia Group Inc.	2.950%	3/15/31	1,000	797
	Fox Corp.	4.030%	1/25/24	1,575	1,575
	Fox Corp.	3.050%	4/7/25	240	233
	Fox Corp.	4.709%	1/25/29	1,000	982
	Fox Corp.	3.500%	4/8/30	560	508
	Fox Corp.	5.476%	1/25/39	950	923
	Fox Corp.	5.576%	1/25/49	1,900	1,852
	Grupo Televisa SAB	6.625%	3/18/25	350	369
	Grupo Televisa SAB	4.625%	1/30/26	550	552
	Grupo Televisa SAB	8.500%	3/11/32	50	62
	Grupo Televisa SAB	6.625%	1/15/40	500	540
	Grupo Televisa SAB	5.000%	5/13/45	1,640	1,525
	Grupo Televisa SAB	6.125%	1/31/46	350	386
	Grupo Televisa SAB	5.250%	5/24/49	800	791
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	176	176
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	325	321
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	393
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	500	405
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	374
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	830
	Koninklijke KPN NV	8.375%	10/1/30	500	598
[12]	Magallanes Inc.	3.428%	3/15/24	1,675	1,642
[12]	Magallanes Inc.	3.528%	3/15/24	500	490
[12]	Magallanes Inc.	3.638%	3/15/25	1,600	1,553
[12]	Magallanes Inc.	3.788%	3/15/25	500	485
[12]	Magallanes Inc.	3.755%	3/15/27	3,600	3,379
[12]	Magallanes Inc.	4.054%	3/15/29	1,300	1,192
[12]	Magallanes Inc.	4.279%	3/15/32	4,200	3,752
[12]	Magallanes Inc.	5.050%	3/15/42	4,000	3,402
[12]	Magallanes Inc.	5.141%	3/15/52	6,665	5,596
[12]	Magallanes Inc.	5.391%	3/15/62	2,800	2,348
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,346
	Omnicom Group Inc.	3.650%	11/1/24	650	644
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,119
	Omnicom Group Inc.	2.450%	4/30/30	620	522
	Omnicom Group Inc.	4.200%	6/1/30	400	382
	Omnicom Group Inc.	2.600%	8/1/31	750	628
	Orange SA	9.000%	3/1/31	2,260	2,917
	Orange SA	5.375%	1/13/42	700	722
	Orange SA	5.500%	2/6/44	600	631
	Paramount Global	4.750%	5/15/25	440	445
	Paramount Global	4.000%	1/15/26	500	489
	Paramount Global	2.900%	1/15/27	1,133	1,044
	Paramount Global	3.375%	2/15/28	1,425	1,309
	Paramount Global	3.700%	6/1/28	400	373
	Paramount Global	4.950%	1/15/31	1,200	1,143
	Paramount Global	4.200%	5/19/32	2,000	1,773
	Paramount Global	6.875%	4/30/36	1,100	1,143
	Paramount Global	5.900%	10/15/40	300	282
	Paramount Global	4.850%	7/1/42	675	562
	Paramount Global	4.375%	3/15/43	1,387	1,074
	Paramount Global	5.850%	9/1/43	1,975	1,845
	Paramount Global	5.250%	4/1/44	500	428
	Paramount Global	4.900%	8/15/44	700	567
	Paramount Global	4.600%	1/15/45	600	472
	Paramount Global	4.950%	5/19/50	1,250	1,050
	Rogers Communications Inc.	4.100%	10/1/23	300	301
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Rogers Communications Inc.	2.950%	3/15/25	900	870
	Rogers Communications Inc.	3.625%	12/15/25	475	465
[12]	Rogers Communications Inc.	3.200%	3/15/27	800	759
[12]	Rogers Communications Inc.	3.800%	3/15/32	1,900	1,740
[12]	Rogers Communications Inc.	4.500%	3/15/42	700	623
	Rogers Communications Inc.	4.500%	3/15/43	540	464
	Rogers Communications Inc.	5.000%	3/15/44	500	465
	Rogers Communications Inc.	4.350%	5/1/49	1,100	934
[12]	Rogers Communications Inc.	4.550%	3/15/52	1,800	1,587
	Take-Two Interactive Software Inc.	3.300%	3/28/24	900	889
	Take-Two Interactive Software Inc.	3.550%	4/14/25	500	492
	Take-Two Interactive Software Inc.	3.700%	4/14/27	500	485
	Take-Two Interactive Software Inc.	4.000%	4/14/32	500	469
	Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,641
	Telefonica Emisiones SA	7.045%	6/20/36	1,835	2,072
	Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,425
	Telefonica Emisiones SA	5.213%	3/8/47	2,500	2,229
	Telefonica Emisiones SA	4.895%	3/6/48	1,200	1,026
	Telefonica Emisiones SA	5.520%	3/1/49	900	836
	Telefonica Europe BV	8.250%	9/15/30	1,580	1,890
	TELUS Corp.	2.800%	2/16/27	500	476
	TELUS Corp.	3.400%	5/13/32	350	315
	TELUS Corp.	4.300%	6/15/49	1,000	895
	Tencent Music Entertainment Group	2.000%	9/3/30	400	313
	Thomson Reuters Corp.	4.300%	11/23/23	560	564
	Thomson Reuters Corp.	3.350%	5/15/26	400	388
	Thomson Reuters Corp.	5.500%	8/15/35	350	361
	Thomson Reuters Corp.	5.850%	4/15/40	400	419
	Time Warner Cable LLC	6.550%	5/1/37	1,300	1,302
	Time Warner Cable LLC	7.300%	7/1/38	1,585	1,661
	Time Warner Cable LLC	6.750%	6/15/39	1,850	1,853
	Time Warner Cable LLC	5.875%	11/15/40	1,150	1,055
	Time Warner Cable LLC	5.500%	9/1/41	1,225	1,078
	Time Warner Cable LLC	4.500%	9/15/42	1,230	965
	Time Warner Entertainment Co. LP	8.375%	7/15/33	1,150	1,327
	T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,105
	T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,176
	T-Mobile USA Inc.	3.750%	4/15/27	4,500	4,329
	T-Mobile USA Inc.	2.050%	2/15/28	2,000	1,738
[12]	T-Mobile USA Inc.	2.400%	3/15/29	275	238
	T-Mobile USA Inc.	3.875%	4/15/30	6,175	5,765
	T-Mobile USA Inc.	2.550%	2/15/31	2,400	2,019
	T-Mobile USA Inc.	2.250%	11/15/31	900	731
[12]	T-Mobile USA Inc.	2.700%	3/15/32	925	779
	T-Mobile USA Inc.	4.375%	4/15/40	3,250	2,910
	T-Mobile USA Inc.	3.000%	2/15/41	2,500	1,857
	T-Mobile USA Inc.	4.500%	4/15/50	2,690	2,390
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	2,262
[12]	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,549
	T-Mobile USA Inc.	3.600%	11/15/60	1,200	877
[12]	T-Mobile USA Inc.	3.600%	11/15/60	600	437
[8]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	600	590
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	972
[8]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,307
[8]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	59
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	304
[8]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	442
[8]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	341
[8]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	306
	VeriSign Inc.	2.700%	6/15/31	700	564
	Verizon Communications Inc.	3.376%	2/15/25	1,100	1,093
	Verizon Communications Inc.	0.850%	11/20/25	1,525	1,383
	Verizon Communications Inc.	1.450%	3/20/26	2,500	2,289
	Verizon Communications Inc.	2.625%	8/15/26	2,437	2,303

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	4.125%	3/16/27	2,750	2,744
Verizon Communications Inc.	3.000%	3/22/27	1,100	1,045
Verizon Communications Inc.	2.100%	3/22/28	2,700	2,398
Verizon Communications Inc.	4.329%	9/21/28	3,607	3,590
Verizon Communications Inc.	4.016%	12/3/29	3,514	3,409
Verizon Communications Inc.	3.150%	3/22/30	3,990	3,627
Verizon Communications Inc.	1.500%	9/18/30	500	400
Verizon Communications Inc.	1.680%	10/30/30	4,176	3,360
Verizon Communications Inc.	1.750%	1/20/31	2,000	1,606
Verizon Communications Inc.	2.550%	3/21/31	3,600	3,079
Verizon Communications Inc.	2.355%	3/15/32	4,600	3,816
Verizon Communications Inc.	4.500%	8/10/33	3,075	2,998
Verizon Communications Inc.	4.400%	11/1/34	2,200	2,111
Verizon Communications Inc.	4.272%	1/15/36	1,754	1,653
Verizon Communications Inc.	5.250%	3/16/37	1,200	1,240
Verizon Communications Inc.	4.812%	3/15/39	1,675	1,648
Verizon Communications Inc.	2.650%	11/20/40	2,775	2,035
Verizon Communications Inc.	3.400%	3/22/41	4,000	3,255
Verizon Communications Inc.	2.850%	9/3/41	905	678
Verizon Communications Inc.	4.750%	11/1/41	500	479
Verizon Communications Inc.	4.125%	8/15/46	2,480	2,211
Verizon Communications Inc.	4.862%	8/21/46	1,830	1,803
Verizon Communications Inc.	4.522%	9/15/48	3,000	2,840
Verizon Communications Inc.	4.000%	3/22/50	1,200	1,036
Verizon Communications Inc.	2.875%	11/20/50	2,600	1,845
Verizon Communications Inc.	3.550%	3/22/51	4,150	3,327
Verizon Communications Inc.	2.987%	10/30/56	4,339	3,014
Verizon Communications Inc.	3.000%	11/20/60	1,500	1,021
Verizon Communications Inc.	3.700%	3/22/61	3,740	2,937
Vodafone Group plc	3.750%	1/16/24	1,200	1,205
Vodafone Group plc	4.125%	5/30/25	2,619	2,629
Vodafone Group plc	4.375%	5/30/28	2,510	2,496
Vodafone Group plc	7.875%	2/15/30	625	736
Vodafone Group plc	6.250%	11/30/32	425	464
Vodafone Group plc	6.150%	2/27/37	1,200	1,295
Vodafone Group plc	5.000%	5/30/38	2,630	2,518
Vodafone Group plc	4.375%	2/19/43	1,125	977
Vodafone Group plc	5.250%	5/30/48	2,645	2,515
Vodafone Group plc	4.875%	6/19/49	1,250	1,149
Vodafone Group plc	4.250%	9/17/50	1,400	1,170
Vodafone Group plc	5.125%	6/19/59	600	555
Walt Disney Co.	1.750%	8/30/24	2,175	2,095
Walt Disney Co.	3.700%	9/15/24	1,000	1,001
Walt Disney Co.	3.350%	3/24/25	1,255	1,245
Walt Disney Co.	3.700%	10/15/25	500	500
Walt Disney Co.	1.750%	1/13/26	1,400	1,305
Walt Disney Co.	3.375%	11/15/26	281	275
Walt Disney Co.	3.700%	3/23/27	400	396
Walt Disney Co.	2.200%	1/13/28	1,300	1,178
Walt Disney Co.	2.000%	9/1/29	1,400	1,202
Walt Disney Co.	3.800%	3/22/30	1,085	1,048
Walt Disney Co.	2.650%	1/13/31	3,000	2,641
Walt Disney Co.	6.550%	3/15/33	392	453
Walt Disney Co.	6.200%	12/15/34	775	883
Walt Disney Co.	6.400%	12/15/35	1,800	2,093
Walt Disney Co.	6.150%	3/1/37	800	905
Walt Disney Co.	6.650%	11/15/37	1,600	1,906
Walt Disney Co.	4.625%	3/23/40	475	465
Walt Disney Co.	3.500%	5/13/40	2,700	2,306
Walt Disney Co.	5.400%	10/1/43	600	633
Walt Disney Co.	4.750%	9/15/44	690	673
Walt Disney Co.	4.950%	10/15/45	100	100
Walt Disney Co.	2.750%	9/1/49	2,000	1,432
Walt Disney Co.	4.700%	3/23/50	1,155	1,143
Walt Disney Co.	3.600%	1/13/51	2,000	1,670
Walt Disney Co.	3.800%	5/13/60	1,100	919
Weibo Corp.	3.500%	7/5/24	825	803
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weibo Corp.	3.375%	7/8/30	1,075	885
	WPP Finance 2010	3.750%	9/19/24	1,025	1,002
					455,559
Consumer Discretionary (0.7%)
	Advance Auto Parts Inc.	3.900%	4/15/30	700	637
	Alibaba Group Holding Ltd.	3.600%	11/28/24	2,225	2,212
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,232
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,203
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	562
	Alibaba Group Holding Ltd.	4.000%	12/6/37	535	462
	Alibaba Group Holding Ltd.	2.700%	2/9/41	1,250	865
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,900	1,573
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	907
	Alibaba Group Holding Ltd.	4.400%	12/6/57	900	739
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	600
	Amazon.com Inc.	2.500%	11/29/22	475	475
	Amazon.com Inc.	0.450%	5/12/24	2,000	1,904
	Amazon.com Inc.	3.000%	4/13/25	1,000	994
	Amazon.com Inc.	0.800%	6/3/25	1,000	931
	Amazon.com Inc.	5.200%	12/3/25	875	918
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,274
	Amazon.com Inc.	3.300%	4/13/27	2,250	2,208
	Amazon.com Inc.	1.200%	6/3/27	2,200	1,959
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,510
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,886
	Amazon.com Inc.	3.450%	4/13/29	1,750	1,703
	Amazon.com Inc.	2.100%	5/12/31	4,000	3,426
	Amazon.com Inc.	3.600%	4/13/32	1,750	1,687
	Amazon.com Inc.	4.800%	12/5/34	975	1,023
	Amazon.com Inc.	3.875%	8/22/37	3,590	3,392
	Amazon.com Inc.	2.875%	5/12/41	1,900	1,524
	Amazon.com Inc.	4.950%	12/5/44	1,275	1,342
	Amazon.com Inc.	4.050%	8/22/47	3,400	3,188
	Amazon.com Inc.	2.500%	6/3/50	2,298	1,627
	Amazon.com Inc.	3.100%	5/12/51	3,025	2,386
	Amazon.com Inc.	3.950%	4/13/52	1,750	1,612
	Amazon.com Inc.	4.250%	8/22/57	1,085	1,019
	Amazon.com Inc.	2.700%	6/3/60	2,295	1,553
	Amazon.com Inc.	3.250%	5/12/61	1,500	1,144
	Amazon.com Inc.	4.100%	4/13/62	500	452
[8]	American Honda Finance Corp.	2.600%	11/16/22	500	499
[8]	American Honda Finance Corp.	0.875%	7/7/23	500	488
[8]	American Honda Finance Corp.	3.450%	7/14/23	400	400
[8]	American Honda Finance Corp.	0.650%	9/8/23	1,175	1,140
[8]	American Honda Finance Corp.	3.625%	10/10/23	400	401
[8]	American Honda Finance Corp.	2.900%	2/16/24	1,725	1,709
[8]	American Honda Finance Corp.	2.400%	6/27/24	400	391
[8]	American Honda Finance Corp.	0.550%	7/12/24	500	470
[8]	American Honda Finance Corp.	2.150%	9/10/24	475	460
[8]	American Honda Finance Corp.	1.200%	7/8/25	500	462
[8]	American Honda Finance Corp.	1.000%	9/10/25	600	547
[8]	American Honda Finance Corp.	2.300%	9/9/26	250	234
[8]	American Honda Finance Corp.	2.350%	1/8/27	375	349
[8]	American Honda Finance Corp.	2.000%	3/24/28	1,300	1,153
[8]	American Honda Finance Corp.	2.250%	1/12/29	250	221
[8]	American Honda Finance Corp.	1.800%	1/13/31	1,000	821
[8]	American University	3.672%	4/1/49	400	342
	Aptiv plc	2.396%	2/18/25	500	478
	Aptiv plc	4.350%	3/15/29	150	142
	Aptiv plc	3.250%	3/1/32	700	595
	Aptiv plc	4.400%	10/1/46	225	177
	Aptiv plc	5.400%	3/15/49	305	279
	Aptiv plc	3.100%	12/1/51	1,300	839
	Aptiv plc	4.150%	5/1/52	900	689
	AutoNation Inc.	3.500%	11/15/24	762	738
	AutoNation Inc.	4.500%	10/1/25	500	500
	AutoNation Inc.	3.800%	11/15/27	250	236
	AutoNation Inc.	1.950%	8/1/28	2,000	1,670
	AutoNation Inc.	3.850%	3/1/32	750	647

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	3.125%	7/15/23	275	274
	AutoZone Inc.	3.125%	4/18/24	430	425
	AutoZone Inc.	3.250%	4/15/25	748	733
	AutoZone Inc.	3.625%	4/15/25	23	23
	AutoZone Inc.	3.125%	4/21/26	300	289
	AutoZone Inc.	3.750%	6/1/27	700	679
	AutoZone Inc.	3.750%	4/18/29	550	519
	AutoZone Inc.	4.000%	4/15/30	1,400	1,329
	AutoZone Inc.	1.650%	1/15/31	1,158	907
	Best Buy Co. Inc.	4.450%	10/1/28	850	838
	BorgWarner Inc.	3.375%	3/15/25	250	245
	BorgWarner Inc.	2.650%	7/1/27	900	818
	BorgWarner Inc.	4.375%	3/15/45	500	405
[8]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	500	399
	Brunswick Corp.	0.850%	8/18/24	500	461
	Brunswick Corp.	2.400%	8/18/31	500	370
	Brunswick Corp.	4.400%	9/15/32	500	433
	Brunswick Corp.	5.100%	4/1/52	500	371
[8]	California Endowment	2.498%	4/1/51	150	107
	California Institute of Technology	4.700%	11/1/11	325	312
	California Institute of Technology	3.650%	9/1/19	450	336
	Choice Hotels International Inc.	3.700%	12/1/29	500	442
	Claremont Mckenna College	3.775%	1/1/22	275	197
	Cleveland Clinic Foundation	4.858%	1/1/14	325	313
[12]	Daimler Finance North America LLC	0.750%	3/1/24	500	476
[12]	Daimler Finance North America LLC	2.625%	3/10/30	1,000	876
	Daimler Finance North America LLC	8.500%	1/18/31	605	765
	Darden Restaurants Inc.	3.850%	5/1/27	750	722
	Darden Restaurants Inc.	4.550%	2/15/48	550	455
	Dick's Sporting Goods Inc.	3.150%	1/15/32	600	475
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	66
	DR Horton Inc.	5.750%	8/15/23	325	331
	DR Horton Inc.	2.500%	10/15/24	700	669
	DR Horton Inc.	2.600%	10/15/25	1,485	1,397
[8]	Duke University	2.682%	10/1/44	300	230
[8]	Duke University	2.757%	10/1/50	340	252
[8]	Duke University	2.832%	10/1/55	550	419
	eBay Inc.	1.900%	3/11/25	1,115	1,049
	eBay Inc.	1.400%	5/10/26	675	607
	eBay Inc.	3.600%	6/5/27	500	481
	eBay Inc.	2.700%	3/11/30	865	738
	eBay Inc.	2.600%	5/10/31	675	561
	eBay Inc.	4.000%	7/15/42	600	510
	eBay Inc.	3.650%	5/10/51	925	713
[8]	Emory University	2.143%	9/1/30	600	525
[8]	Emory University	2.969%	9/1/50	150	119
[8]	Ford Foundation	2.415%	6/1/50	250	174
[8]	Ford Foundation	2.815%	6/1/70	750	510
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	602
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	455	449
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	400	346
	Fortune Brands Home & Security Inc.	4.000%	3/25/32	500	443
	Fortune Brands Home & Security Inc.	4.500%	3/25/52	500	387
	General Motors Co.	4.875%	10/2/23	1,955	1,974
	General Motors Co.	5.400%	10/2/23	1,500	1,523
	General Motors Co.	4.000%	4/1/25	425	419
	General Motors Co.	6.125%	10/1/25	3,300	3,412
	General Motors Co.	4.200%	10/1/27	400	380
	General Motors Co.	6.800%	10/1/27	1,800	1,893
	General Motors Co.	5.000%	10/1/28	650	630
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Co.	5.000%	4/1/35	1,030	923
	General Motors Co.	6.600%	4/1/36	600	608
	General Motors Co.	5.150%	4/1/38	825	722
	General Motors Co.	6.250%	10/2/43	1,235	1,178
	General Motors Co.	5.200%	4/1/45	1,120	943
	General Motors Co.	6.750%	4/1/46	700	706
	General Motors Co.	5.400%	4/1/48	675	591
	General Motors Co.	5.950%	4/1/49	900	837
	General Motors Financial Co. Inc.	1.700%	8/18/23	550	537
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,100	1,111
	General Motors Financial Co. Inc.	1.050%	3/8/24	750	710
	General Motors Financial Co. Inc.	3.950%	4/13/24	800	794
	General Motors Financial Co. Inc.	1.200%	10/15/24	680	632
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,700	1,661
	General Motors Financial Co. Inc.	4.000%	1/15/25	650	641
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,014	968
	General Motors Financial Co. Inc.	3.800%	4/7/25	750	732
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,675	1,655
	General Motors Financial Co. Inc.	2.750%	6/20/25	500	471
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,177
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	787
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	501
	General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,161
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,000	981
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,317
	General Motors Financial Co. Inc.	3.850%	1/5/28	500	458
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	740
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	303
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	773
	General Motors Financial Co. Inc.	4.300%	4/6/29	2,000	1,843
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,407
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	388
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	712
	Genuine Parts Co.	1.875%	11/1/30	600	473
[8]	George Washington University	4.300%	9/15/44	550	513
[8]	George Washington University	4.126%	9/15/48	800	734
[8]	Georgetown University	4.315%	4/1/49	378	345
[8]	Georgetown University	2.943%	4/1/50	405	286
[8]	Georgetown University	5.215%	10/1/18	243	231
	Harley-Davidson Inc.	4.625%	7/28/45	500	384
	Hasbro Inc.	3.550%	11/19/26	1,000	956
	Hasbro Inc.	3.900%	11/19/29	725	666
	Hasbro Inc.	6.350%	3/15/40	400	410
	Hasbro Inc.	5.100%	5/15/44	350	314
	Home Depot Inc.	2.700%	4/15/25	750	736
	Home Depot Inc.	3.000%	4/1/26	1,750	1,717
	Home Depot Inc.	2.500%	4/15/27	3,156	2,988
	Home Depot Inc.	0.900%	3/15/28	850	724
	Home Depot Inc.	3.900%	12/6/28	700	700
	Home Depot Inc.	2.950%	6/15/29	2,400	2,243
	Home Depot Inc.	2.700%	4/15/30	3,215	2,918
	Home Depot Inc.	1.375%	3/15/31	1,000	806
	Home Depot Inc.	1.875%	9/15/31	700	583
	Home Depot Inc.	3.250%	4/15/32	925	863
	Home Depot Inc.	5.875%	12/16/36	2,995	3,440
	Home Depot Inc.	3.300%	4/15/40	3,415	2,898
	Home Depot Inc.	5.950%	4/1/41	1,775	2,025
	Home Depot Inc.	4.200%	4/1/43	975	912
	Home Depot Inc.	4.400%	3/15/45	500	478
	Home Depot Inc.	4.250%	4/1/46	1,820	1,714
	Home Depot Inc.	3.900%	6/15/47	900	806
	Home Depot Inc.	4.500%	12/6/48	875	854
	Home Depot Inc.	3.125%	12/15/49	2,350	1,832
	Home Depot Inc.	3.350%	4/15/50	1,000	810
	Home Depot Inc.	2.375%	3/15/51	1,000	676
	Home Depot Inc.	2.750%	9/15/51	2,000	1,455
	Home Depot Inc.	3.625%	4/15/52	1,250	1,071
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	726
	Honda Motor Co. Ltd.	2.967%	3/10/32	2,275	2,042

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hyatt Hotels Corp.	3.375%	7/15/23	800	783
	Hyatt Hotels Corp.	1.300%	10/1/23	500	484
	Hyatt Hotels Corp.	1.800%	10/1/24	500	473
	Hyatt Hotels Corp.	5.625%	4/23/25	500	508
	Hyatt Hotels Corp.	4.850%	3/15/26	350	349
	Hyatt Hotels Corp.	4.375%	9/15/28	850	802
	Hyatt Hotels Corp.	6.000%	4/23/30	400	402
	JD.com Inc.	3.875%	4/29/26	400	392
	JD.com Inc.	3.375%	1/14/30	300	274
	JD.com Inc.	4.125%	1/14/50	400	310
[8]	Johns Hopkins University	4.083%	7/1/53	490	468
	Kohl's Corp.	3.375%	5/1/31	500	433
	Kohl's Corp.	5.550%	7/17/45	250	216
	Lear Corp.	3.800%	9/15/27	204	193
	Lear Corp.	4.250%	5/15/29	400	370
	Lear Corp.	3.500%	5/30/30	350	305
	Lear Corp.	2.600%	1/15/32	500	390
	Lear Corp.	5.250%	5/15/49	250	217
	Lear Corp.	3.550%	1/15/52	500	329
	Leggett & Platt Inc.	3.800%	11/15/24	550	545
	Leggett & Platt Inc.	3.500%	11/15/27	700	661
	Leggett & Platt Inc.	3.500%	11/15/51	500	379
	Leland Stanford Junior University	1.289%	6/1/27	100	90
	Leland Stanford Junior University	3.647%	5/1/48	1,075	997
	Leland Stanford Junior University	2.413%	6/1/50	355	255
	Lennar Corp.	4.750%	11/15/22	400	400
	Lennar Corp.	4.500%	4/30/24	3,000	2,994
	Lennar Corp.	4.750%	5/30/25	1,000	1,003
	Lennar Corp.	5.250%	6/1/26	1,500	1,513
	Lennar Corp.	4.750%	11/29/27	1,000	974
	Lowe's Cos. Inc.	3.875%	9/15/23	3,300	3,317
	Lowe's Cos. Inc.	3.125%	9/15/24	400	394
	Lowe's Cos. Inc.	4.000%	4/15/25	1,000	1,005
	Lowe's Cos. Inc.	3.375%	9/15/25	975	958
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,609
	Lowe's Cos. Inc.	3.100%	5/3/27	642	610
	Lowe's Cos. Inc.	1.300%	4/15/28	500	423
	Lowe's Cos. Inc.	1.700%	9/15/28	925	789
	Lowe's Cos. Inc.	3.650%	4/5/29	1,550	1,465
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,359
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	803
	Lowe's Cos. Inc.	2.625%	4/1/31	800	685
	Lowe's Cos. Inc.	3.750%	4/1/32	2,000	1,856
	Lowe's Cos. Inc.	5.000%	4/15/40	525	511
	Lowe's Cos. Inc.	2.800%	9/15/41	925	670
	Lowe's Cos. Inc.	4.250%	9/15/44	63	53
	Lowe's Cos. Inc.	3.700%	4/15/46	1,030	827
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,382
	Lowe's Cos. Inc.	4.550%	4/5/49	500	455
	Lowe's Cos. Inc.	5.125%	4/15/50	500	490
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	697
	Lowe's Cos. Inc.	3.500%	4/1/51	550	419
	Lowe's Cos. Inc.	4.250%	4/1/52	1,450	1,255
	Lowe's Cos. Inc.	4.450%	4/1/62	2,450	2,094
	Magna International Inc.	3.625%	6/15/24	825	820
	Magna International Inc.	4.150%	10/1/25	300	301
	Magna International Inc.	2.450%	6/15/30	500	426
	Marriott International Inc.	3.750%	3/15/25	525	518
	Marriott International Inc.	3.750%	10/1/25	200	196
[8]	Marriott International Inc.	3.125%	6/15/26	1,809	1,721
[8]	Marriott International Inc.	4.650%	12/1/28	2,000	1,956
[8]	Marriott International Inc.	4.625%	6/15/30	1,300	1,240
[8]	Marriott International Inc.	2.850%	4/15/31	1,200	995
[8]	Marriott International Inc.	3.500%	10/15/32	850	733
	Masco Corp.	3.500%	11/15/27	100	95
	Masco Corp.	1.500%	2/15/28	500	420
	Masco Corp.	7.750%	8/1/29	94	108
	Masco Corp.	2.000%	10/1/30	500	395
	Masco Corp.	2.000%	2/15/31	500	393
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	4.500%	5/15/47	725	618
	Masco Corp.	3.125%	2/15/51	500	340
[8]	Massachusetts Institute of Technology	2.989%	7/1/50	370	301
	Massachusetts Institute of Technology	3.067%	4/1/52	500	409
	Massachusetts Institute of Technology	5.600%	7/1/11	860	1,018
	Massachusetts Institute of Technology	4.678%	7/1/14	700	697
	Massachusetts Institute of Technology	3.885%	7/1/16	200	168
[8]	McDonald's Corp.	3.375%	5/26/25	1,209	1,198
[8]	McDonald's Corp.	3.300%	7/1/25	818	811
[8]	McDonald's Corp.	3.700%	1/30/26	1,125	1,124
[8]	McDonald's Corp.	3.500%	3/1/27	200	196
[8]	McDonald's Corp.	3.500%	7/1/27	2,750	2,694
[8]	McDonald's Corp.	3.800%	4/1/28	500	491
[8]	McDonald's Corp.	2.625%	9/1/29	600	538
[8]	McDonald's Corp.	2.125%	3/1/30	600	514
[8]	McDonald's Corp.	3.600%	7/1/30	2,175	2,071
[8]	McDonald's Corp.	4.700%	12/9/35	675	672
[8]	McDonald's Corp.	6.300%	3/1/38	100	114
[8]	McDonald's Corp.	5.700%	2/1/39	375	406
[8]	McDonald's Corp.	3.700%	2/15/42	725	611
[8]	McDonald's Corp.	3.625%	5/1/43	400	331
[8]	McDonald's Corp.	4.600%	5/26/45	925	874
[8]	McDonald's Corp.	4.875%	12/9/45	1,225	1,202
[8]	McDonald's Corp.	4.450%	3/1/47	750	698
[8]	McDonald's Corp.	4.450%	9/1/48	900	836
[8]	McDonald's Corp.	3.625%	9/1/49	2,000	1,640
[8]	McDonald's Corp.	4.200%	4/1/50	1,000	899
	MDC Holdings Inc.	2.500%	1/15/31	400	296
	MDC Holdings Inc.	6.000%	1/15/43	500	411
	Mohawk Industries Inc.	3.625%	5/15/30	375	335
	NIKE Inc.	2.400%	3/27/25	650	634
	NIKE Inc.	2.375%	11/1/26	1,000	951
	NIKE Inc.	2.750%	3/27/27	650	625
	NIKE Inc.	2.850%	3/27/30	1,575	1,446
	NIKE Inc.	3.250%	3/27/40	1,050	899
	NIKE Inc.	3.625%	5/1/43	525	463
	NIKE Inc.	3.875%	11/1/45	500	459
	NIKE Inc.	3.375%	3/27/50	1,625	1,382
[8]	Northwestern University	4.643%	12/1/44	350	359
[8]	Northwestern University	2.640%	12/1/50	245	178
[8]	Northwestern University	3.662%	12/1/57	200	173
	NVR Inc.	3.000%	5/15/30	1,250	1,073
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	490
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,256
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	338
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	395
	Owens Corning	4.200%	12/1/24	250	250
	Owens Corning	3.400%	8/15/26	500	477
	Owens Corning	3.950%	8/15/29	375	348
	Owens Corning	3.875%	6/1/30	100	91
	Owens Corning	7.000%	12/1/36	18	20
	Owens Corning	4.300%	7/15/47	1,150	942
	Owens Corning	4.400%	1/30/48	525	433
	President & Fellows of Harvard College	4.875%	10/15/40	250	268
	President & Fellows of Harvard College	3.150%	7/15/46	400	341
	President & Fellows of Harvard College	2.517%	10/15/50	725	530
	President & Fellows of Harvard College	3.745%	11/15/52	500	471
	PulteGroup Inc.	5.500%	3/1/26	700	712
	PulteGroup Inc.	5.000%	1/15/27	975	975
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,027
	PVH Corp.	4.625%	7/10/25	500	499

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ralph Lauren Corp.	3.750%	9/15/25	100	100
	Ralph Lauren Corp.	2.950%	6/15/30	700	615
[8]	Rockefeller Foundation	2.492%	10/1/50	1,000	725
	Ross Stores Inc.	4.600%	4/15/25	575	581
	Ross Stores Inc.	1.875%	4/15/31	400	317
	Sands China Ltd.	5.400%	8/8/28	300	231
	Snap-on Inc.	3.250%	3/1/27	225	220
	Snap-on Inc.	4.100%	3/1/48	275	250
	Snap-on Inc.	3.100%	5/1/50	400	313
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	368
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	374
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,287
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	305
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	398
[8]	Stanley Black & Decker Inc.	4.000%	3/15/60	200	174
	Starbucks Corp.	3.850%	10/1/23	585	589
	Starbucks Corp.	2.450%	6/15/26	665	628
	Starbucks Corp.	3.500%	3/1/28	500	480
	Starbucks Corp.	4.000%	11/15/28	250	244
	Starbucks Corp.	3.550%	8/15/29	700	657
	Starbucks Corp.	2.250%	3/12/30	600	508
	Starbucks Corp.	2.550%	11/15/30	2,000	1,706
	Starbucks Corp.	3.000%	2/14/32	1,000	869
	Starbucks Corp.	4.300%	6/15/45	200	176
	Starbucks Corp.	4.500%	11/15/48	1,685	1,534
	Starbucks Corp.	3.350%	3/12/50	700	526
	Starbucks Corp.	3.500%	11/15/50	1,000	782
	Tapestry Inc.	4.125%	7/15/27	109	105
	Tapestry Inc.	3.050%	3/15/32	500	407
	Thomas Jefferson University	3.847%	11/1/57	500	409
	TJX Cos. Inc.	2.250%	9/15/26	750	704
	TJX Cos. Inc.	1.150%	5/15/28	500	425
	TJX Cos. Inc.	3.875%	4/15/30	1,000	976
	TJX Cos. Inc.	1.600%	5/15/31	500	403
	TJX Cos. Inc.	4.500%	4/15/50	500	499
	Toyota Motor Corp.	3.419%	7/20/23	895	899
	Toyota Motor Corp.	0.681%	3/25/24	3,000	2,863
	Toyota Motor Corp.	2.358%	7/2/24	300	294
	Toyota Motor Corp.	1.339%	3/25/26	1,000	911
	Toyota Motor Corp.	3.669%	7/20/28	500	490
	Toyota Motor Corp.	2.760%	7/2/29	400	366
[8]	Toyota Motor Credit Corp.	0.500%	8/14/23	1,000	971
[8]	Toyota Motor Credit Corp.	1.350%	8/25/23	1,100	1,077
[8]	Toyota Motor Credit Corp.	0.450%	1/11/24	500	479
[8]	Toyota Motor Credit Corp.	2.900%	4/17/24	950	941
[8]	Toyota Motor Credit Corp.	0.500%	6/18/24	775	732
	Toyota Motor Credit Corp.	0.625%	9/13/24	700	658
[8]	Toyota Motor Credit Corp.	1.450%	1/13/25	700	664
[8]	Toyota Motor Credit Corp.	1.800%	2/13/25	1,125	1,074
[8]	Toyota Motor Credit Corp.	3.400%	4/14/25	100	99
	Toyota Motor Credit Corp.	3.950%	6/30/25	500	502
[8]	Toyota Motor Credit Corp.	0.800%	10/16/25	1,000	910
[8]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,355
[8]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	824
[8]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	275
	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	960
[8]	Toyota Motor Credit Corp.	1.150%	8/13/27	2,100	1,828
[8]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	806
[8]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	578
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,409
	Toyota Motor Credit Corp.	4.450%	6/29/29	750	759
[8]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	541
[8]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,317
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	823
[8]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	137
	Tractor Supply Co.	1.750%	11/1/30	400	314
[8]	Trustees of Boston College	3.129%	7/1/52	300	228
[8]	Trustees of Boston University	4.061%	10/1/48	220	208
	Trustees of Princeton University	5.700%	3/1/39	620	726
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Trustees of Princeton University	2.516%	7/1/50	565	421
	Trustees of Princeton University	4.201%	3/1/52	300	306
[8]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	232
	Trustees of the University of Pennsylvania	4.674%	9/1/12	600	584
[8]	University of Chicago	2.547%	4/1/50	800	581
	University of Chicago	3.000%	10/1/52	175	137
[8]	University of Chicago	4.003%	10/1/53	390	374
[8]	University of Miami	4.063%	4/1/52	500	451
[8]	University of Notre Dame du Lac	3.438%	2/15/45	890	791
[8]	University of Notre Dame du Lac	3.394%	2/15/48	325	287
[8]	University of Southern California	3.028%	10/1/39	525	444
[8]	University of Southern California	3.841%	10/1/47	500	462
[8]	University of Southern California	2.945%	10/1/51	1,125	876
	University of Southern California	5.250%	10/1/11	275	284
[8]	University of Southern California	3.226%	10/1/20	300	197
	VF Corp.	2.400%	4/23/25	600	576
	VF Corp.	2.800%	4/23/27	700	655
	VF Corp.	2.950%	4/23/30	594	520
[8]	Washington University	3.524%	4/15/54	500	437
	Washington University	4.349%	4/15/22	350	300
	Whirlpool Corp.	4.000%	3/1/24	275	277
	Whirlpool Corp.	4.750%	2/26/29	600	599
	Whirlpool Corp.	4.500%	6/1/46	888	751
	Whirlpool Corp.	4.600%	5/15/50	200	172
[8]	William Marsh Rice University	3.574%	5/15/45	715	629
[8]	Yale University	0.873%	4/15/25	325	305
[8]	Yale University	1.482%	4/15/30	325	275
[8]	Yale University	2.402%	4/15/50	500	356
					329,458
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	474
	Altria Group Inc.	4.000%	1/31/24	1,092	1,094
	Altria Group Inc.	3.800%	2/14/24	550	548
	Altria Group Inc.	2.350%	5/6/25	1,275	1,202
	Altria Group Inc.	4.400%	2/14/26	1,200	1,175
	Altria Group Inc.	2.625%	9/16/26	350	320
	Altria Group Inc.	4.800%	2/14/29	1,525	1,445
	Altria Group Inc.	3.400%	5/6/30	775	660
	Altria Group Inc.	2.450%	2/4/32	1,000	753
	Altria Group Inc.	5.800%	2/14/39	1,175	1,072
	Altria Group Inc.	3.400%	2/4/41	1,100	731
	Altria Group Inc.	4.250%	8/9/42	710	522
	Altria Group Inc.	4.500%	5/2/43	675	500
	Altria Group Inc.	5.375%	1/31/44	2,075	1,788
	Altria Group Inc.	3.875%	9/16/46	1,900	1,280
	Altria Group Inc.	5.950%	2/14/49	1,245	1,093
	Altria Group Inc.	4.450%	5/6/50	1,010	726
	Altria Group Inc.	3.700%	2/4/51	2,000	1,286
	Altria Group Inc.	6.200%	2/14/59	416	388
[8]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	4,177	4,114
[8]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	5,587
[8]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	10,182	9,603
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	815
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	827
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	610
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,128
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	3,929	3,880
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,580	2,629
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,467
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,121

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	952
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,030	2,062
Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	896
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,582
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,275	1,039
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,575	2,319
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	787	692
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	1,600	1,635
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,450	1,303
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,200	1,984
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,025	1,775
Archer-Daniels-Midland Co.	2.500%	8/11/26	1,649	1,579
Archer-Daniels-Midland Co.	3.250%	3/27/30	675	635
Archer-Daniels-Midland Co.	2.900%	3/1/32	353	319
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	314
Archer-Daniels-Midland Co.	3.750%	9/15/47	300	271
Archer-Daniels-Midland Co.	4.500%	3/15/49	525	524
Archer-Daniels-Midland Co.	2.700%	9/15/51	500	367
Avery Dennison Corp.	4.875%	12/6/28	300	301
Avery Dennison Corp.	2.650%	4/30/30	750	627
BAT Capital Corp.	2.764%	8/15/22	1,135	1,135
BAT Capital Corp.	3.222%	8/15/24	1,350	1,313
BAT Capital Corp.	4.700%	4/2/27	3,750	3,666
BAT Capital Corp.	3.557%	8/15/27	3,525	3,228
BAT Capital Corp.	2.259%	3/25/28	1,425	1,193
BAT Capital Corp.	3.462%	9/6/29	200	171
BAT Capital Corp.	4.906%	4/2/30	500	464
BAT Capital Corp.	2.726%	3/25/31	1,750	1,378
BAT Capital Corp.	4.742%	3/16/32	1,000	890
BAT Capital Corp.	4.390%	8/15/37	775	616
BAT Capital Corp.	3.734%	9/25/40	1,000	704
BAT Capital Corp.	4.540%	8/15/47	2,025	1,488
BAT Capital Corp.	5.282%	4/2/50	1,725	1,420
BAT Capital Corp.	3.984%	9/25/50	925	629
BAT Capital Corp.	5.650%	3/16/52	1,000	855
BAT International Finance plc	1.668%	3/25/26	750	665
Beam Suntory Inc.	3.250%	6/15/23	50	50
Brown-Forman Corp.	3.500%	4/15/25	350	350
Brown-Forman Corp.	4.500%	7/15/45	395	364
Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,229
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	481
Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	825
Campbell Soup Co.	3.950%	3/15/25	300	300
Campbell Soup Co.	3.300%	3/19/25	700	688
Campbell Soup Co.	4.150%	3/15/28	625	612
Campbell Soup Co.	2.375%	4/24/30	400	338
Campbell Soup Co.	4.800%	3/15/48	550	513
Campbell Soup Co.	3.125%	4/24/50	525	373
Church & Dwight Co. Inc.	2.450%	8/1/22	100	100
Church & Dwight Co. Inc.	3.150%	8/1/27	350	335
Church & Dwight Co. Inc.	3.950%	8/1/47	325	284
Church & Dwight Co. Inc.	5.000%	6/15/52	500	512
Clorox Co.	3.100%	10/1/27	650	621
Clorox Co.	3.900%	5/15/28	400	392
Clorox Co.	1.800%	5/15/30	1,100	899
Coca-Cola Co.	1.750%	9/6/24	775	757
Coca-Cola Co.	3.375%	3/25/27	1,250	1,239
Coca-Cola Co.	2.900%	5/25/27	2,088	2,036
Coca-Cola Co.	1.450%	6/1/27	100	91
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	1.500%	3/5/28	500	444
	Coca-Cola Co.	1.000%	3/15/28	821	708
	Coca-Cola Co.	2.125%	9/6/29	500	446
	Coca-Cola Co.	3.450%	3/25/30	900	873
	Coca-Cola Co.	1.650%	6/1/30	2,125	1,801
	Coca-Cola Co.	1.375%	3/15/31	1,250	1,018
	Coca-Cola Co.	2.250%	1/5/32	1,000	871
	Coca-Cola Co.	4.125%	3/25/40	350	334
	Coca-Cola Co.	2.500%	6/1/40	1,300	1,022
	Coca-Cola Co.	4.200%	3/25/50	525	513
	Coca-Cola Co.	2.600%	6/1/50	1,150	858
	Coca-Cola Co.	3.000%	3/5/51	1,000	807
	Coca-Cola Co.	2.500%	3/15/51	2,225	1,620
	Coca-Cola Co.	2.750%	6/1/60	600	432
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	348
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	539
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	390
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	651
[8]	Colgate-Palmolive Co.	3.250%	3/15/24	825	826
[8]	Colgate-Palmolive Co.	4.000%	8/15/45	550	509
	Conagra Brands Inc.	3.250%	9/15/22	750	754
	Conagra Brands Inc.	0.500%	8/11/23	500	482
	Conagra Brands Inc.	4.300%	5/1/24	625	627
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,043
	Conagra Brands Inc.	7.000%	10/1/28	100	108
	Conagra Brands Inc.	8.250%	9/15/30	250	292
	Conagra Brands Inc.	5.300%	11/1/38	500	472
	Constellation Brands Inc.	4.750%	11/15/24	375	380
	Constellation Brands Inc.	4.400%	11/15/25	400	402
	Constellation Brands Inc.	4.750%	12/1/25	500	508
	Constellation Brands Inc.	3.700%	12/6/26	2,919	2,843
	Constellation Brands Inc.	3.500%	5/9/27	450	432
	Constellation Brands Inc.	3.600%	2/15/28	1,700	1,612
	Constellation Brands Inc.	4.650%	11/15/28	250	247
	Constellation Brands Inc.	3.150%	8/1/29	625	563
	Constellation Brands Inc.	2.875%	5/1/30	1,275	1,108
	Constellation Brands Inc.	2.250%	8/1/31	700	567
	Constellation Brands Inc.	4.500%	5/9/47	1,175	1,044
	Constellation Brands Inc.	4.100%	2/15/48	275	232
	Constellation Brands Inc.	5.250%	11/15/48	1,075	1,061
	Constellation Brands Inc.	3.750%	5/1/50	275	219
	Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,067
	Costco Wholesale Corp.	3.000%	5/18/27	800	779
	Costco Wholesale Corp.	1.375%	6/20/27	3,970	3,563
	Costco Wholesale Corp.	1.600%	4/20/30	1,000	844
	Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,568
	Delhaize America LLC	9.000%	4/15/31	475	619
	Diageo Capital plc	2.125%	10/24/24	1,100	1,062
	Diageo Capital plc	1.375%	9/29/25	550	514
	Diageo Capital plc	2.375%	10/24/29	800	709
	Diageo Capital plc	2.000%	4/29/30	1,000	854
	Diageo Capital plc	2.125%	4/29/32	675	563
	Diageo Capital plc	5.875%	9/30/36	250	280
	Diageo Capital plc	3.875%	4/29/43	400	357
	Diageo Investment Corp.	7.450%	4/15/35	325	414
	Dollar General Corp.	4.150%	11/1/25	500	501
	Dollar General Corp.	3.875%	4/15/27	550	540
	Dollar General Corp.	4.125%	5/1/28	400	390
	Dollar General Corp.	3.500%	4/3/30	900	829
	Dollar General Corp.	4.125%	4/3/50	460	386
	Dollar Tree Inc.	4.000%	5/15/25	1,450	1,445
	Dollar Tree Inc.	3.375%	12/1/51	500	355
	Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	2,003
	Estee Lauder Cos. Inc.	2.375%	12/1/29	525	467
	Estee Lauder Cos. Inc.	2.600%	4/15/30	600	538
	Estee Lauder Cos. Inc.	1.950%	3/15/31	500	422
	Estee Lauder Cos. Inc.	6.000%	5/15/37	150	172
	Estee Lauder Cos. Inc.	4.375%	6/15/45	375	353
	Estee Lauder Cos. Inc.	3.125%	12/1/49	450	357

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Flowers Foods Inc.	3.500%	10/1/26	350	336
	Flowers Foods Inc.	2.400%	3/15/31	1,000	819
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	497
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	2,150	1,664
	General Mills Inc.	3.650%	2/15/24	325	327
	General Mills Inc.	4.200%	4/17/28	1,100	1,090
	General Mills Inc.	2.875%	4/15/30	550	486
	General Mills Inc.	2.250%	10/14/31	750	615
	General Mills Inc.	3.000%	2/1/51	598	434
[12]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	750	740
[12]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	2,500	2,392
[12]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	500	467
[12]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	5,000	4,614
	Hershey Co.	2.625%	5/1/23	250	249
	Hershey Co.	2.050%	11/15/24	246	239
	Hershey Co.	0.900%	6/1/25	175	162
	Hershey Co.	3.200%	8/21/25	455	450
	Hershey Co.	3.125%	11/15/49	275	217
	Hormel Foods Corp.	0.650%	6/3/24	750	714
	Hormel Foods Corp.	1.700%	6/3/28	500	442
	Hormel Foods Corp.	1.800%	6/11/30	775	650
	Hormel Foods Corp.	3.050%	6/3/51	750	573
	Ingredion Inc.	3.200%	10/1/26	400	382
	Ingredion Inc.	2.900%	6/1/30	600	521
	J M Smucker Co.	3.500%	3/15/25	700	690
	J M Smucker Co.	3.375%	12/15/27	300	286
	J M Smucker Co.	2.375%	3/15/30	350	297
	J M Smucker Co.	2.125%	3/15/32	500	402
	J M Smucker Co.	4.250%	3/15/35	400	368
	J M Smucker Co.	2.750%	9/15/41	250	175
	J M Smucker Co.	4.375%	3/15/45	100	87
	Kellogg Co.	2.650%	12/1/23	209	207
	Kellogg Co.	3.250%	4/1/26	950	923
	Kellogg Co.	3.400%	11/15/27	950	907
	Kellogg Co.	4.300%	5/15/28	425	424
	Kellogg Co.	2.100%	6/1/30	500	414
[8]	Kellogg Co.	7.450%	4/1/31	500	578
	Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,347
	Keurig Dr Pepper Inc.	4.417%	5/25/25	209	211
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	244
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	302
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	358
	Keurig Dr Pepper Inc.	3.950%	4/15/29	1,000	955
	Keurig Dr Pepper Inc.	3.200%	5/1/30	2,575	2,303
	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	411
	Keurig Dr Pepper Inc.	4.050%	4/15/32	1,000	936
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	883
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	288
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	456
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	371
	Keurig Dr Pepper Inc.	4.500%	4/15/52	1,500	1,321
	Kimberly-Clark Corp.	3.050%	8/15/25	100	98
	Kimberly-Clark Corp.	2.750%	2/15/26	350	340
	Kimberly-Clark Corp.	1.050%	9/15/27	600	524
	Kimberly-Clark Corp.	3.950%	11/1/28	100	100
	Kimberly-Clark Corp.	3.200%	4/25/29	575	548
	Kimberly-Clark Corp.	3.100%	3/26/30	560	526
	Kimberly-Clark Corp.	2.000%	11/2/31	500	420
	Kimberly-Clark Corp.	5.300%	3/1/41	700	736
	Kimberly-Clark Corp.	3.200%	7/30/46	325	261
	Kimberly-Clark Corp.	3.900%	5/4/47	550	489
	Kimberly-Clark Corp.	2.875%	2/7/50	415	314
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	160
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,748
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,161
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	693
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	951
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	440
	Kraft Heinz Foods Co.	6.500%	2/9/40	750	802
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,300	2,133
	Kraft Heinz Foods Co.	4.375%	6/1/46	5,175	4,311
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,450	1,282
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	960
	Kroger Co.	3.850%	8/1/23	325	326
	Kroger Co.	4.000%	2/1/24	400	402
	Kroger Co.	3.500%	2/1/26	500	492
	Kroger Co.	2.650%	10/15/26	500	468
	Kroger Co.	4.500%	1/15/29	500	497
[8]	Kroger Co.	7.700%	6/1/29	200	235
	Kroger Co.	8.000%	9/15/29	750	896
	Kroger Co.	2.200%	5/1/30	1,250	1,054
	Kroger Co.	1.700%	1/15/31	1,250	994
	Kroger Co.	6.900%	4/15/38	300	349
	Kroger Co.	5.400%	7/15/40	250	252
	Kroger Co.	5.000%	4/15/42	650	628
	Kroger Co.	5.150%	8/1/43	350	343
	Kroger Co.	4.450%	2/1/47	679	615
	Kroger Co.	4.650%	1/15/48	925	860
	Kroger Co.	3.950%	1/15/50	700	592
	McCormick & Co. Inc.	3.150%	8/15/24	600	589
	McCormick & Co. Inc.	3.400%	8/15/27	700	668
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	1,965
	McCormick & Co. Inc.	1.850%	2/15/31	500	397
	McCormick & Co. Inc.	4.200%	8/15/47	75	68
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,243
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	714
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	727
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,551
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,054
	Molson Coors Beverage Co.	4.200%	7/15/46	2,485	2,035
	Mondelez International Inc.	1.500%	5/4/25	400	374
	Mondelez International Inc.	2.625%	3/17/27	700	655
	Mondelez International Inc.	2.750%	4/13/30	896	787
	Mondelez International Inc.	1.500%	2/4/31	1,250	981
	Mondelez International Inc.	3.000%	3/17/32	250	219
	Mondelez International Inc.	1.875%	10/15/32	500	389
	Mondelez International Inc.	2.625%	9/4/50	1,000	678
	PepsiCo Inc.	0.400%	10/7/23	500	485
	PepsiCo Inc.	3.600%	3/1/24	1,675	1,685
	PepsiCo Inc.	2.250%	3/19/25	1,495	1,455
	PepsiCo Inc.	2.750%	4/30/25	1,725	1,699
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,431
	PepsiCo Inc.	2.850%	2/24/26	575	565
	PepsiCo Inc.	2.625%	3/19/27	375	359
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,193
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,128
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,463
	PepsiCo Inc.	1.400%	2/25/31	750	616
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,182
	PepsiCo Inc.	2.625%	10/21/41	1,000	786
	PepsiCo Inc.	4.000%	3/5/42	541	507
	PepsiCo Inc.	3.600%	8/13/42	725	643
	PepsiCo Inc.	4.250%	10/22/44	475	452
	PepsiCo Inc.	4.450%	4/14/46	1,650	1,666
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,442
	PepsiCo Inc.	3.375%	7/29/49	850	727
	PepsiCo Inc.	2.875%	10/15/49	875	695
	PepsiCo Inc.	3.625%	3/19/50	785	712
	PepsiCo Inc.	3.875%	3/19/60	300	279
	Philip Morris International Inc.	2.375%	8/17/22	550	550
	Philip Morris International Inc.	2.500%	11/2/22	1,600	1,598
	Philip Morris International Inc.	3.600%	11/15/23	940	944
	Philip Morris International Inc.	2.875%	5/1/24	1,000	988

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	1.500%	5/1/25	950	889
	Philip Morris International Inc.	3.375%	8/11/25	675	664
	Philip Morris International Inc.	2.750%	2/25/26	1,255	1,199
	Philip Morris International Inc.	0.875%	5/1/26	500	443
	Philip Morris International Inc.	3.125%	8/17/27	425	399
	Philip Morris International Inc.	3.125%	3/2/28	400	366
	Philip Morris International Inc.	3.375%	8/15/29	600	541
	Philip Morris International Inc.	2.100%	5/1/30	1,575	1,287
	Philip Morris International Inc.	1.750%	11/1/30	500	388
	Philip Morris International Inc.	6.375%	5/16/38	575	603
	Philip Morris International Inc.	4.375%	11/15/41	1,175	981
	Philip Morris International Inc.	4.500%	3/20/42	550	469
	Philip Morris International Inc.	3.875%	8/21/42	75	59
	Philip Morris International Inc.	4.125%	3/4/43	875	705
	Philip Morris International Inc.	4.875%	11/15/43	530	473
	Procter & Gamble Co.	3.100%	8/15/23	1,025	1,030
	Procter & Gamble Co.	0.550%	10/29/25	800	736
	Procter & Gamble Co.	2.450%	11/3/26	800	770
	Procter & Gamble Co.	2.800%	3/25/27	4,000	3,873
	Procter & Gamble Co.	3.000%	3/25/30	2,055	1,939
	Procter & Gamble Co.	1.200%	10/29/30	625	511
	Procter & Gamble Co.	5.550%	3/5/37	625	721
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,176
	Procter & Gamble Co.	3.500%	10/25/47	413	367
	Procter & Gamble Co.	3.600%	3/25/50	806	738
	Reynolds American Inc.	4.850%	9/15/23	250	252
	Reynolds American Inc.	4.450%	6/12/25	4,231	4,215
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,002
	Reynolds American Inc.	7.250%	6/15/37	325	339
[8]	Reynolds American Inc.	8.125%	5/1/40	400	449
[8]	Reynolds American Inc.	7.000%	8/4/41	150	151
	Reynolds American Inc.	6.150%	9/15/43	400	364
	Reynolds American Inc.	5.850%	8/15/45	1,985	1,670
	Sysco Corp.	3.750%	10/1/25	1,086	1,082
	Sysco Corp.	3.300%	7/15/26	975	944
	Sysco Corp.	3.250%	7/15/27	925	881
	Sysco Corp.	5.950%	4/1/30	564	602
	Sysco Corp.	2.450%	12/14/31	500	416
	Sysco Corp.	6.600%	4/1/40	735	842
	Sysco Corp.	4.850%	10/1/45	125	116
	Sysco Corp.	4.500%	4/1/46	950	844
	Sysco Corp.	4.450%	3/15/48	700	611
	Sysco Corp.	3.300%	2/15/50	425	317
	Sysco Corp.	6.600%	4/1/50	950	1,095
	Sysco Corp.	3.150%	12/14/51	600	430
	Target Corp.	3.500%	7/1/24	877	880
	Target Corp.	2.250%	4/15/25	500	483
	Target Corp.	2.500%	4/15/26	1,075	1,032
	Target Corp.	1.950%	1/15/27	600	557
	Target Corp.	3.375%	4/15/29	850	818
	Target Corp.	2.350%	2/15/30	500	442
	Target Corp.	2.650%	9/15/30	1,750	1,571
	Target Corp.	6.500%	10/15/37	450	533
	Target Corp.	7.000%	1/15/38	300	373
	Target Corp.	4.000%	7/1/42	500	462
	Target Corp.	3.625%	4/15/46	500	430
	Target Corp.	2.950%	1/15/52	1,000	756
	Tyson Foods Inc.	3.950%	8/15/24	4,525	4,513
	Tyson Foods Inc.	4.000%	3/1/26	580	574
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,079
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,131
	Tyson Foods Inc.	4.875%	8/15/34	425	428
	Tyson Foods Inc.	5.150%	8/15/44	550	545
	Tyson Foods Inc.	5.100%	9/28/48	1,700	1,713
	Unilever Capital Corp.	0.375%	9/14/23	500	484
	Unilever Capital Corp.	3.250%	3/7/24	2,600	2,601
	Unilever Capital Corp.	2.600%	5/5/24	1,150	1,133
	Unilever Capital Corp.	0.626%	8/12/24	500	472
	Unilever Capital Corp.	3.375%	3/22/25	250	249
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	3.100%	7/30/25	550	544
	Unilever Capital Corp.	2.000%	7/28/26	550	518
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,387
	Unilever Capital Corp.	1.375%	9/14/30	500	406
	Unilever Capital Corp.	1.750%	8/12/31	500	412
	Unilever Capital Corp.	5.900%	11/15/32	800	910
[8]	Unilever Capital Corp.	2.625%	8/12/51	500	362
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,515
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,432
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	1,200	1,060
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	1,060
	Walmart Inc.	2.350%	12/15/22	975	974
	Walmart Inc.	3.300%	4/22/24	1,225	1,229
	Walmart Inc.	2.850%	7/8/24	1,150	1,144
	Walmart Inc.	2.650%	12/15/24	875	865
	Walmart Inc.	3.550%	6/26/25	1,275	1,287
	Walmart Inc.	3.050%	7/8/26	1,700	1,684
	Walmart Inc.	1.050%	9/17/26	462	421
	Walmart Inc.	1.500%	9/22/28	675	592
	Walmart Inc.	3.250%	7/8/29	1,633	1,573
	Walmart Inc.	2.375%	9/24/29	175	159
	Walmart Inc.	1.800%	9/22/31	462	393
	Walmart Inc.	5.250%	9/1/35	820	912
	Walmart Inc.	6.200%	4/15/38	570	695
	Walmart Inc.	3.950%	6/28/38	2,175	2,105
	Walmart Inc.	5.625%	4/1/40	312	358
	Walmart Inc.	5.000%	10/25/40	235	251
	Walmart Inc.	4.000%	4/11/43	1,920	1,812
	Walmart Inc.	4.300%	4/22/44	700	678
	Walmart Inc.	3.625%	12/15/47	1,300	1,154
	Walmart Inc.	4.050%	6/29/48	1,256	1,222
	Walmart Inc.	2.950%	9/24/49	720	581
	Walmart Inc.	2.650%	9/22/51	700	527
					356,173
Energy (0.8%)
	Baker Hughes Holdings LLC	1.231%	12/15/23	600	583
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	459
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	993
	Baker Hughes Holdings LLC	3.138%	11/7/29	650	588
	Baker Hughes Holdings LLC	4.486%	5/1/30	400	395
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	999
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,269	1,073
	Boardwalk Pipelines LP	4.950%	12/15/24	945	952
	Boardwalk Pipelines LP	5.950%	6/1/26	425	440
	Boardwalk Pipelines LP	4.800%	5/3/29	100	97
	Boardwalk Pipelines LP	3.600%	9/1/32	500	424
	BP Capital Markets America Inc.	3.790%	2/6/24	2,000	2,009
	BP Capital Markets America Inc.	3.194%	4/6/25	1,080	1,068
	BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,619
	BP Capital Markets America Inc.	3.410%	2/11/26	800	785
[8]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,709
[8]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,718
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,759
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,461
	BP Capital Markets America Inc.	1.749%	8/10/30	900	740
	BP Capital Markets America Inc.	2.721%	1/12/32	900	775
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	779
	BP Capital Markets America Inc.	3.000%	2/24/50	2,200	1,601
	BP Capital Markets America Inc.	2.772%	11/10/50	1,450	1,009
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,358
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	867
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,408
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,045
	BP Capital Markets plc	3.723%	11/28/28	685	664
	Burlington Resources LLC	7.400%	12/1/31	600	723
	Canadian Natural Resources Ltd.	3.800%	4/15/24	400	397
	Canadian Natural Resources Ltd.	3.900%	2/1/25	500	495
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	375
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	1,921

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Natural Resources Ltd.	2.950%	7/15/30	1,500	1,317
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	539
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	433
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	711
	Canadian Natural Resources Ltd.	6.500%	2/15/37	700	748
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,059
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	359
[8]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	86
	Cenovus Energy Inc.	5.375%	7/15/25	1,106	1,139
	Cenovus Energy Inc.	4.250%	4/15/27	1,700	1,668
	Cenovus Energy Inc.	4.400%	4/15/29	575	554
	Cenovus Energy Inc.	2.650%	1/15/32	450	373
	Cenovus Energy Inc.	5.250%	6/15/37	1,000	974
	Cenovus Energy Inc.	6.800%	9/15/37	300	330
	Cenovus Energy Inc.	6.750%	11/15/39	1,525	1,624
	Cenovus Energy Inc.	5.400%	6/15/47	925	891
	Cenovus Energy Inc.	3.750%	2/15/52	700	532
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,200	1,245
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	1,750	1,791
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,250	2,260
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,055
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	466
	Chevron Corp.	2.895%	3/3/24	200	199
	Chevron Corp.	1.554%	5/11/25	3,150	2,987
	Chevron Corp.	3.326%	11/17/25	200	199
	Chevron Corp.	1.995%	5/11/27	500	461
	Chevron Corp.	2.236%	5/11/30	2,200	1,936
	Chevron Corp.	3.078%	5/11/50	900	717
	Chevron USA Inc.	0.333%	8/12/22	500	499
	Chevron USA Inc.	0.426%	8/11/23	500	486
	Chevron USA Inc.	0.687%	8/12/25	500	460
	Chevron USA Inc.	1.018%	8/12/27	500	437
	Chevron USA Inc.	3.850%	1/15/28	450	448
	Chevron USA Inc.	3.250%	10/15/29	1,000	947
	Chevron USA Inc.	5.250%	11/15/43	450	479
	Chevron USA Inc.	2.343%	8/12/50	500	346
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,300	1,146
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	440
	CNOOC Finance 2014 ULC	4.250%	4/30/24	200	203
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	189
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,148
	CNOOC Petroleum North America ULC	7.875%	3/15/32	800	988
	CNOOC Petroleum North America ULC	5.875%	3/10/35	500	527
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,175	1,307
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	488
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,055
	Columbia Pipeline Group Inc.	5.800%	6/1/45	672	692
	ConocoPhillips	4.300%	8/15/28	500	506
	ConocoPhillips	2.400%	2/15/31	500	429
	ConocoPhillips	5.900%	10/15/32	400	440
	ConocoPhillips	5.900%	5/15/38	1,255	1,388
	ConocoPhillips	6.500%	2/1/39	975	1,145
	ConocoPhillips	4.875%	10/1/47	777	767
	ConocoPhillips Co.	2.125%	3/8/24	750	735
	ConocoPhillips Co.	3.350%	11/15/24	200	199
	ConocoPhillips Co.	2.400%	3/7/25	500	482
	ConocoPhillips Co.	6.950%	4/15/29	656	750
[12]	ConocoPhillips Co.	3.758%	3/15/42	719	629
	ConocoPhillips Co.	4.300%	11/15/44	750	689
	ConocoPhillips Co.	3.800%	3/15/52	500	429
[12]	ConocoPhillips Co.	4.025%	3/15/62	1,675	1,431
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Continental Resources Inc.	4.375%	1/15/28	600	564
	Continental Resources Inc.	4.900%	6/1/44	250	197
[12]	Coterra Energy Inc.	4.375%	6/1/24	700	700
[12]	Coterra Energy Inc.	3.900%	5/15/27	700	673
[12]	Coterra Energy Inc.	4.375%	3/15/29	600	588
	Devon Energy Corp.	5.250%	9/15/24	600	613
	Devon Energy Corp.	5.850%	12/15/25	300	312
	Devon Energy Corp.	5.250%	10/15/27	360	362
	Devon Energy Corp.	5.875%	6/15/28	260	264
	Devon Energy Corp.	4.500%	1/15/30	518	488
	Devon Energy Corp.	7.875%	9/30/31	590	691
	Devon Energy Corp.	7.950%	4/15/32	245	289
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,300
	Devon Energy Corp.	4.750%	5/15/42	600	542
	Devon Energy Corp.	5.000%	6/15/45	700	650
	Diamondback Energy Inc.	3.250%	12/1/26	700	683
	Diamondback Energy Inc.	3.500%	12/1/29	1,100	1,008
	Diamondback Energy Inc.	3.125%	3/24/31	875	762
	Diamondback Energy Inc.	4.400%	3/24/51	500	427
	Diamondback Energy Inc.	4.250%	3/15/52	700	581
[12]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	83	83
[12]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	905
[12]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	304
[12]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	368
	Enbridge Energy Partners LP	5.875%	10/15/25	1,439	1,504
[8]	Enbridge Energy Partners LP	7.500%	4/15/38	300	353
	Enbridge Energy Partners LP	5.500%	9/15/40	575	573
	Enbridge Energy Partners LP	7.375%	10/15/45	1,300	1,556
	Enbridge Inc.	0.550%	10/4/23	500	481
	Enbridge Inc.	2.150%	2/16/24	250	243
	Enbridge Inc.	3.500%	6/10/24	500	494
	Enbridge Inc.	2.500%	1/15/25	715	688
	Enbridge Inc.	2.500%	2/14/25	250	240
	Enbridge Inc.	1.600%	10/4/26	500	445
	Enbridge Inc.	4.250%	12/1/26	1,000	989
	Enbridge Inc.	3.700%	7/15/27	800	767
	Enbridge Inc.	3.125%	11/15/29	825	747
	Enbridge Inc.	2.500%	8/1/33	900	728
	Enbridge Inc.	4.500%	6/10/44	925	809
	Enbridge Inc.	5.500%	12/1/46	300	309
	Enbridge Inc.	4.000%	11/15/49	325	272
	Enbridge Inc.	3.400%	8/1/51	1,000	755
[8]	Energy Transfer LP	4.200%	9/15/23	300	300
	Energy Transfer LP	4.500%	11/1/23	475	477
	Energy Transfer LP	4.250%	4/1/24	900	897
	Energy Transfer LP	3.900%	5/15/24	625	618
	Energy Transfer LP	4.050%	3/15/25	2,091	2,060
	Energy Transfer LP	2.900%	5/15/25	375	357
	Energy Transfer LP	5.950%	12/1/25	1,878	1,942
	Energy Transfer LP	4.750%	1/15/26	300	299
	Energy Transfer LP	4.400%	3/15/27	800	772
[8]	Energy Transfer LP	5.500%	6/1/27	1,000	1,015
	Energy Transfer LP	4.950%	5/15/28	800	783
	Energy Transfer LP	5.250%	4/15/29	1,300	1,288
	Energy Transfer LP	4.150%	9/15/29	550	502
	Energy Transfer LP	3.750%	5/15/30	1,775	1,598
	Energy Transfer LP	4.900%	3/15/35	250	225
	Energy Transfer LP	6.625%	10/15/36	350	352
[8]	Energy Transfer LP	5.800%	6/15/38	1,080	1,014
	Energy Transfer LP	7.500%	7/1/38	800	863
	Energy Transfer LP	6.050%	6/1/41	875	850
	Energy Transfer LP	6.500%	2/1/42	300	301
	Energy Transfer LP	5.150%	2/1/43	425	364
	Energy Transfer LP	5.300%	4/1/44	950	823
	Energy Transfer LP	5.000%	5/15/44	450	377

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.150%	3/15/45	150	128
	Energy Transfer LP	5.350%	5/15/45	1,525	1,334
	Energy Transfer LP	6.125%	12/15/45	1,050	1,006
	Energy Transfer LP	5.300%	4/15/47	1,705	1,476
	Energy Transfer LP	5.400%	10/1/47	700	616
	Energy Transfer LP	6.000%	6/15/48	1,350	1,269
	Energy Transfer LP	6.250%	4/15/49	1,200	1,164
	Energy Transfer LP	5.000%	5/15/50	1,900	1,617
	Enterprise Products Operating LLC	3.900%	2/15/24	750	749
	Enterprise Products Operating LLC	3.750%	2/15/25	825	817
	Enterprise Products Operating LLC	3.700%	2/15/26	400	393
	Enterprise Products Operating LLC	3.125%	7/31/29	2,300	2,071
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,074
[8]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,577
	Enterprise Products Operating LLC	7.550%	4/15/38	300	356
	Enterprise Products Operating LLC	5.950%	2/1/41	470	491
	Enterprise Products Operating LLC	4.850%	8/15/42	850	783
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	873
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,617
	Enterprise Products Operating LLC	5.100%	2/15/45	982	924
	Enterprise Products Operating LLC	4.900%	5/15/46	500	460
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,306
	Enterprise Products Operating LLC	4.800%	2/1/49	1,000	908
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	918
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	781
	Enterprise Products Operating LLC	3.200%	2/15/52	500	359
	Enterprise Products Operating LLC	3.300%	2/15/53	950	693
	Enterprise Products Operating LLC	4.950%	10/15/54	300	274
	Enterprise Products Operating LLC	3.950%	1/31/60	1,600	1,260
[8]	Enterprise Products Operating LLC	5.250%	8/16/77	400	336
[8]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	973
	EOG Resources Inc.	4.150%	1/15/26	600	605
	EOG Resources Inc.	4.375%	4/15/30	1,000	1,005
	EOG Resources Inc.	4.950%	4/15/50	700	724
	EQT Corp.	6.625%	2/1/25	600	619
[12]	EQT Corp.	3.125%	5/15/26	550	516
	EQT Corp.	3.900%	10/1/27	300	280
	EQT Corp.	5.000%	1/15/29	1,200	1,162
	EQT Corp.	7.500%	2/1/30	1,000	1,075
	Exxon Mobil Corp.	3.176%	3/15/24	2,000	2,000
	Exxon Mobil Corp.	2.992%	3/19/25	5,775	5,691
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,325
	Exxon Mobil Corp.	2.275%	8/16/26	400	380
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,083
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	899
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,366
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,685
	Exxon Mobil Corp.	2.995%	8/16/39	3,965	3,240
	Exxon Mobil Corp.	4.227%	3/19/40	3,550	3,352
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	3.567%	3/6/45	750	635
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	914
	Exxon Mobil Corp.	3.095%	8/16/49	1,269	989
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	2,172
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	2,135
	Halliburton Co.	3.500%	8/1/23	50	50
	Halliburton Co.	3.800%	11/15/25	354	350
	Halliburton Co.	2.920%	3/1/30	900	797
	Halliburton Co.	4.850%	11/15/35	1,000	959
	Halliburton Co.	6.700%	9/15/38	1,070	1,175
	Halliburton Co.	4.500%	11/15/41	675	590
	Halliburton Co.	4.750%	8/1/43	725	645
	Halliburton Co.	5.000%	11/15/45	1,409	1,293
	Helmerich & Payne Inc.	2.900%	9/29/31	565	484
	Hess Corp.	3.500%	7/15/24	245	241
	Hess Corp.	4.300%	4/1/27	1,000	975
	Hess Corp.	7.300%	8/15/31	485	543
	Hess Corp.	7.125%	3/15/33	415	462
	Hess Corp.	6.000%	1/15/40	722	740
	Hess Corp.	5.600%	2/15/41	1,100	1,072
	Hess Corp.	5.800%	4/1/47	500	501
[12]	HF Sinclair Corp.	2.625%	10/1/23	400	389
[12]	HF Sinclair Corp.	5.875%	4/1/26	860	869
[12]	HF Sinclair Corp.	4.500%	10/1/30	900	818
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	463
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,628
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	850
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	196
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	304
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	424
[8]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	361
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,666
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,341
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	335
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,822	1,544
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	438
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	468
	Kinder Morgan Inc.	4.300%	6/1/25	817	815
	Kinder Morgan Inc.	1.750%	11/15/26	500	443
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,052
	Kinder Morgan Inc.	2.000%	2/15/31	500	400
[8]	Kinder Morgan Inc.	7.800%	8/1/31	330	383
[8]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,196
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,290
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,299
	Kinder Morgan Inc.	5.050%	2/15/46	200	179
	Kinder Morgan Inc.	3.250%	8/1/50	500	348
	Kinder Morgan Inc.	3.600%	2/15/51	1,025	753
	Magellan Midstream Partners LP	5.000%	3/1/26	450	459
	Magellan Midstream Partners LP	3.250%	6/1/30	1,000	884
	Magellan Midstream Partners LP	5.150%	10/15/43	350	324
	Magellan Midstream Partners LP	4.250%	9/15/46	300	253
	Magellan Midstream Partners LP	4.200%	10/3/47	725	598
	Magellan Midstream Partners LP	4.850%	2/1/49	200	179
	Magellan Midstream Partners LP	3.950%	3/1/50	625	493
	Marathon Oil Corp.	4.400%	7/15/27	1,350	1,319
	Marathon Oil Corp.	6.800%	3/15/32	530	575

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marathon Oil Corp.	6.600%	10/1/37	650	689
	Marathon Oil Corp.	5.200%	6/1/45	200	183
	Marathon Petroleum Corp.	4.700%	5/1/25	1,000	1,013
	Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,062
	Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,088
	Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,170
	Marathon Petroleum Corp.	4.750%	9/15/44	200	177
	Marathon Petroleum Corp.	4.500%	4/1/48	900	759
	Marathon Petroleum Corp.	5.000%	9/15/54	325	289
	MPLX LP	4.500%	7/15/23	1,300	1,303
	MPLX LP	4.875%	12/1/24	838	844
	MPLX LP	4.875%	6/1/25	3,085	3,102
	MPLX LP	1.750%	3/1/26	600	541
	MPLX LP	4.250%	12/1/27	1,010	973
	MPLX LP	4.000%	3/15/28	950	901
	MPLX LP	4.800%	2/15/29	500	492
	MPLX LP	2.650%	8/15/30	3,000	2,505
	MPLX LP	4.500%	4/15/38	1,575	1,381
	MPLX LP	5.200%	3/1/47	1,950	1,764
	MPLX LP	5.200%	12/1/47	500	449
	MPLX LP	4.700%	4/15/48	1,200	1,008
	MPLX LP	5.500%	2/15/49	1,775	1,649
	NOV Inc.	3.600%	12/1/29	500	449
	NOV Inc.	3.950%	12/1/42	800	586
	ONEOK Inc.	7.500%	9/1/23	1,425	1,473
	ONEOK Inc.	2.750%	9/1/24	200	194
	ONEOK Inc.	5.850%	1/15/26	1,000	1,036
	ONEOK Inc.	4.000%	7/13/27	1,150	1,108
	ONEOK Inc.	4.550%	7/15/28	800	773
	ONEOK Inc.	3.400%	9/1/29	1,810	1,597
	ONEOK Inc.	3.100%	3/15/30	1,000	860
	ONEOK Inc.	6.350%	1/15/31	1,000	1,045
	ONEOK Inc.	4.950%	7/13/47	775	658
	ONEOK Inc.	5.200%	7/15/48	650	576
	ONEOK Inc.	4.450%	9/1/49	800	641
	ONEOK Inc.	4.500%	3/15/50	400	319
	ONEOK Partners LP	4.900%	3/15/25	450	454
	ONEOK Partners LP	6.650%	10/1/36	360	366
	ONEOK Partners LP	6.850%	10/15/37	300	307
	ONEOK Partners LP	6.125%	2/1/41	1,340	1,279
	Ovintiv Exploration Inc.	5.375%	1/1/26	100	101
	Ovintiv Inc.	7.375%	11/1/31	450	497
	Ovintiv Inc.	6.500%	8/15/34	700	728
	Ovintiv Inc.	6.625%	8/15/37	1,000	1,045
	Ovintiv Inc.	6.500%	2/1/38	500	519
	Phillips 66	0.900%	2/15/24	1,000	954
	Phillips 66	3.850%	4/9/25	600	597
	Phillips 66	1.300%	2/15/26	500	450
	Phillips 66	3.900%	3/15/28	600	583
	Phillips 66	2.150%	12/15/30	800	653
	Phillips 66	4.650%	11/15/34	1,000	970
	Phillips 66	4.875%	11/15/44	1,750	1,695
	Phillips 66	3.300%	3/15/52	900	671
[12]	Phillips 66 Co.	2.450%	12/15/24	250	239
[12]	Phillips 66 Co.	3.605%	2/15/25	600	593
[12]	Phillips 66 Co.	3.550%	10/1/26	425	413
[12]	Phillips 66 Co.	3.750%	3/1/28	400	380
[12]	Phillips 66 Co.	3.150%	12/15/29	250	224
[12]	Phillips 66 Co.	4.680%	2/15/45	1,080	994
	Pioneer Natural Resources Co.	1.125%	1/15/26	500	447
	Pioneer Natural Resources Co.	1.900%	8/15/30	1,025	837
	Pioneer Natural Resources Co.	2.150%	1/15/31	975	803
	Plains All American Pipeline LP	3.600%	11/1/24	2,155	2,110
	Plains All American Pipeline LP	4.650%	10/15/25	600	596
	Plains All American Pipeline LP	4.500%	12/15/26	350	344
	Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,059
	Plains All American Pipeline LP	3.800%	9/15/30	525	465
	Plains All American Pipeline LP	6.650%	1/15/37	500	499
	Plains All American Pipeline LP	5.150%	6/1/42	500	416
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Plains All American Pipeline LP	4.700%	6/15/44	500	396
Plains All American Pipeline LP	4.900%	2/15/45	500	403
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,470	1,499
Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,225	3,295
Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,240
Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,607
Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,200	1,154
Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,402
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	558
Schlumberger Investment SA	3.650%	12/1/23	1,190	1,195
Schlumberger Investment SA	2.650%	6/26/30	1,300	1,143
Shell International Finance BV	0.375%	9/15/23	500	484
Shell International Finance BV	2.000%	11/7/24	925	899
Shell International Finance BV	3.250%	5/11/25	2,625	2,599
Shell International Finance BV	2.875%	5/10/26	1,300	1,258
Shell International Finance BV	2.500%	9/12/26	505	480
Shell International Finance BV	3.875%	11/13/28	1,300	1,283
Shell International Finance BV	2.375%	11/7/29	1,450	1,281
Shell International Finance BV	2.750%	4/6/30	2,405	2,172
Shell International Finance BV	4.125%	5/11/35	3,125	2,980
Shell International Finance BV	6.375%	12/15/38	1,320	1,537
Shell International Finance BV	5.500%	3/25/40	700	752
Shell International Finance BV	2.875%	11/26/41	500	387
Shell International Finance BV	3.625%	8/21/42	525	446
Shell International Finance BV	4.550%	8/12/43	1,100	1,045
Shell International Finance BV	4.375%	5/11/45	2,900	2,699
Shell International Finance BV	4.000%	5/10/46	2,000	1,771
Shell International Finance BV	3.125%	11/7/49	1,400	1,078
Shell International Finance BV	3.250%	4/6/50	1,735	1,370
Shell International Finance BV	3.000%	11/26/51	950	709
Spectra Energy Partners LP	4.750%	3/15/24	800	807
Spectra Energy Partners LP	3.500%	3/15/25	1,666	1,632
Spectra Energy Partners LP	3.375%	10/15/26	950	905
Spectra Energy Partners LP	5.950%	9/25/43	400	415
Spectra Energy Partners LP	4.500%	3/15/45	220	191
Suncor Energy Inc.	7.150%	2/1/32	500	566
Suncor Energy Inc.	5.350%	7/15/33	450	447
Suncor Energy Inc.	5.950%	5/15/35	700	730
Suncor Energy Inc.	6.800%	5/15/38	700	785
Suncor Energy Inc.	6.500%	6/15/38	2,090	2,297
Suncor Energy Inc.	4.000%	11/15/47	700	597
Suncor Energy Inc.	3.750%	3/4/51	700	567
Targa Resources Corp.	4.200%	2/1/33	700	634
Targa Resources Corp.	4.950%	4/15/52	700	602
Targa Resources Partners LP	6.500%	7/15/27	300	307
Targa Resources Partners LP	5.000%	1/15/28	600	573
Targa Resources Partners LP	6.875%	1/15/29	600	612
Targa Resources Partners LP	5.500%	3/1/30	900	857
Targa Resources Partners LP	4.875%	2/1/31	900	821
Targa Resources Partners LP	4.000%	1/15/32	940	806
TC PipeLines LP	3.900%	5/25/27	200	196
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	279
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	543
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	1,025	1,017
TotalEnergies Capital International SA	3.700%	1/15/24	975	978
TotalEnergies Capital International SA	2.434%	1/10/25	700	680
TotalEnergies Capital International SA	3.455%	2/19/29	925	882
TotalEnergies Capital International SA	2.829%	1/10/30	1,900	1,722
TotalEnergies Capital International SA	2.986%	6/29/41	625	494
TotalEnergies Capital International SA	3.461%	7/12/49	500	403
TotalEnergies Capital International SA	3.127%	5/29/50	2,300	1,761

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TotalEnergies Capital International SA	3.386%	6/29/60	500	383
	TotalEnergies Capital SA	3.883%	10/11/28	775	764
	TransCanada PipeLines Ltd.	3.750%	10/16/23	500	500
	TransCanada PipeLines Ltd.	1.000%	10/12/24	800	747
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,654
	TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,816
	TransCanada PipeLines Ltd.	2.500%	10/12/31	700	582
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,900	1,824
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	820
	TransCanada PipeLines Ltd.	5.850%	3/15/36	625	653
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,650	1,794
	TransCanada PipeLines Ltd.	4.750%	5/15/38	500	475
	TransCanada PipeLines Ltd.	7.250%	8/15/38	600	711
	TransCanada PipeLines Ltd.	6.100%	6/1/40	830	896
	TransCanada PipeLines Ltd.	5.000%	10/16/43	850	809
	TransCanada PipeLines Ltd.	4.875%	5/15/48	1,800	1,725
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	291
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	1,000	898
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	365
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	415
	Valero Energy Corp.	2.150%	9/15/27	517	461
	Valero Energy Corp.	4.350%	6/1/28	460	447
	Valero Energy Corp.	4.000%	4/1/29	1,000	944
	Valero Energy Corp.	2.800%	12/1/31	400	335
	Valero Energy Corp.	7.500%	4/15/32	850	980
	Valero Energy Corp.	6.625%	6/15/37	1,355	1,472
	Valero Energy Corp.	3.650%	12/1/51	875	655
	Valero Energy Partners LP	4.500%	3/15/28	400	394
	Williams Cos. Inc.	4.500%	11/15/23	560	563
	Williams Cos. Inc.	4.550%	6/24/24	2,500	2,523
	Williams Cos. Inc.	3.900%	1/15/25	1,775	1,755
	Williams Cos. Inc.	4.000%	9/15/25	1,125	1,108
	Williams Cos. Inc.	3.750%	6/15/27	1,325	1,267
	Williams Cos. Inc.	3.500%	11/15/30	2,100	1,891
	Williams Cos. Inc.	2.600%	3/15/31	1,000	838
	Williams Cos. Inc.	6.300%	4/15/40	990	1,051
	Williams Cos. Inc.	5.800%	11/15/43	925	922
	Williams Cos. Inc.	5.400%	3/4/44	800	763
	Williams Cos. Inc.	5.750%	6/24/44	600	602
	Williams Cos. Inc.	4.900%	1/15/45	725	649
	Williams Cos. Inc.	5.100%	9/15/45	900	839
	Williams Cos. Inc.	4.850%	3/1/48	475	430
	Williams Cos. Inc.	3.500%	10/15/51	400	298
					387,779
Financials (3.2%)
	ACE Capital Trust II	9.700%	4/1/30	75	96
[8]	Aegon NV	5.500%	4/11/48	585	562
	AerCap Ireland Capital DAC	4.125%	7/3/23	250	248
	AerCap Ireland Capital DAC	1.150%	10/29/23	1,500	1,432
	AerCap Ireland Capital DAC	3.150%	2/15/24	500	486
	AerCap Ireland Capital DAC	1.650%	10/29/24	3,500	3,236
	AerCap Ireland Capital DAC	6.500%	7/15/25	3,763	3,847
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	484
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	436
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	2,870
	AerCap Ireland Capital DAC	2.450%	10/29/26	3,500	3,047
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	792
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	471
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	901
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	3,365
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,188
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	2,158
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	352
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	716
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	449
	Aflac Inc.	3.625%	11/15/24	580	582
	Aflac Inc.	3.250%	3/17/25	325	320
	Aflac Inc.	2.875%	10/15/26	884	851
	Aflac Inc.	3.600%	4/1/30	1,000	946
	Aflac Inc.	4.000%	10/15/46	150	129
	Aflac Inc.	4.750%	1/15/49	1,080	1,040
	Air Lease Corp.	3.875%	7/3/23	425	423
[8]	Air Lease Corp.	4.250%	2/1/24	550	544
	Air Lease Corp.	0.800%	8/18/24	500	458
	Air Lease Corp.	4.250%	9/15/24	475	466
[8]	Air Lease Corp.	2.300%	2/1/25	1,175	1,099
	Air Lease Corp.	3.250%	3/1/25	600	573
	Air Lease Corp.	3.375%	7/1/25	750	707
	Air Lease Corp.	1.875%	8/15/26	750	649
	Air Lease Corp.	2.200%	1/15/27	600	523
	Air Lease Corp.	3.625%	4/1/27	200	185
	Air Lease Corp.	3.625%	12/1/27	1,000	890
	Air Lease Corp.	2.100%	9/1/28	500	405
	Air Lease Corp.	4.625%	10/1/28	300	277
	Air Lease Corp.	3.250%	10/1/29	595	496
[8]	Air Lease Corp.	3.000%	2/1/30	625	507
	Air Lease Corp.	3.125%	12/1/30	1,250	1,019
	Air Lease Corp.	2.875%	1/15/32	600	468
	Aircastle Ltd.	4.400%	9/25/23	450	445
	Aircastle Ltd.	4.125%	5/1/24	1,625	1,580
	Aircastle Ltd.	4.250%	6/15/26	500	461
	Alleghany Corp.	4.900%	9/15/44	300	285
	Alleghany Corp.	3.250%	8/15/51	1,250	920
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	343
	Allstate Corp.	3.280%	12/15/26	400	393
	Allstate Corp.	1.450%	12/15/30	500	397
	Allstate Corp.	5.550%	5/9/35	105	114
	Allstate Corp.	4.500%	6/15/43	725	680
	Allstate Corp.	4.200%	12/15/46	600	546
	Allstate Corp.	3.850%	8/10/49	400	343
[8]	Allstate Corp.	5.750%	8/15/53	90	80
[8]	Allstate Corp.	6.500%	5/15/57	650	664
	Ally Financial Inc.	1.450%	10/2/23	4,000	3,869
	Ally Financial Inc.	3.875%	5/21/24	1,200	1,188
	Ally Financial Inc.	5.125%	9/30/24	550	556
	Ally Financial Inc.	5.800%	5/1/25	600	614
	Ally Financial Inc.	4.750%	6/9/27	500	480
[8]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,566
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	295
	American Express Co.	2.500%	8/1/22	2,400	2,400
	American Express Co.	2.650%	12/2/22	1,500	1,499
	American Express Co.	3.700%	8/3/23	1,500	1,506
	American Express Co.	3.400%	2/22/24	1,000	998
	American Express Co.	2.500%	7/30/24	1,065	1,038
	American Express Co.	3.000%	10/30/24	1,200	1,178
	American Express Co.	3.625%	12/5/24	1,404	1,397
	American Express Co.	4.200%	11/6/25	1,212	1,231
	American Express Co.	2.550%	3/4/27	3,316	3,091
	American Express Co.	3.300%	5/3/27	1,960	1,886
	American Express Co.	4.050%	12/3/42	621	566
	American Financial Group Inc.	5.250%	4/2/30	356	356
	American Financial Group Inc.	4.500%	6/15/47	500	419
	American International Group Inc.	4.125%	2/15/24	390	393
	American International Group Inc.	2.500%	6/30/25	1,805	1,722
	American International Group Inc.	3.750%	7/10/25	570	563
	American International Group Inc.	3.900%	4/1/26	1,000	979
	American International Group Inc.	4.200%	4/1/28	450	442
	American International Group Inc.	4.250%	3/15/29	300	291
	American International Group Inc.	3.400%	6/30/30	1,115	1,023
	American International Group Inc.	3.875%	1/15/35	400	362
	American International Group Inc.	4.700%	7/10/35	195	191

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	6.250%	5/1/36	600	675
	American International Group Inc.	4.500%	7/16/44	1,488	1,334
	American International Group Inc.	4.800%	7/10/45	1,000	930
	American International Group Inc.	4.750%	4/1/48	545	510
[8]	American International Group Inc.	5.750%	4/1/48	525	471
	American International Group Inc.	4.375%	6/30/50	500	443
	American International Group Inc.	4.375%	1/15/55	570	495
	Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,585
	Ameriprise Financial Inc.	3.700%	10/15/24	350	350
	Ameriprise Financial Inc.	3.000%	4/2/25	3,459	3,382
	Ameriprise Financial Inc.	4.500%	5/13/32	500	491
[8]	Aon Corp.	8.205%	1/1/27	150	160
	Aon Corp.	2.850%	5/28/27	500	469
	Aon Corp.	4.500%	12/15/28	600	590
	Aon Corp.	3.750%	5/2/29	380	359
	Aon Corp.	2.800%	5/15/30	1,620	1,418
	Aon Corp.	2.050%	8/23/31	750	605
	Aon Corp.	6.250%	9/30/40	150	166
	Aon Corp.	2.900%	8/23/51	1,000	697
	Aon Corp.	3.900%	2/28/52	500	411
	Aon Global Ltd.	4.000%	11/27/23	100	100
	Aon Global Ltd.	3.500%	6/14/24	575	571
	Aon Global Ltd.	3.875%	12/15/25	300	297
	Aon Global Ltd.	4.600%	6/14/44	625	561
	Aon Global Ltd.	4.750%	5/15/45	695	647
	Arch Capital Finance LLC	4.011%	12/15/26	799	785
	Arch Capital Finance LLC	5.031%	12/15/46	100	94
	Arch Capital Group Ltd.	7.350%	5/1/34	500	600
	Arch Capital Group Ltd.	3.635%	6/30/50	975	756
	Arch Capital Group US Inc.	5.144%	11/1/43	275	267
	Ares Capital Corp.	4.200%	6/10/24	825	809
	Ares Capital Corp.	4.250%	3/1/25	480	459
	Ares Capital Corp.	3.250%	7/15/25	967	894
	Ares Capital Corp.	3.875%	1/15/26	1,000	922
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,110
	Ares Capital Corp.	2.875%	6/15/27	319	266
	Ares Capital Corp.	3.200%	11/15/31	500	363
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	409
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	382
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	346
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,875	1,892
	Assurant Inc.	4.200%	9/27/23	76	76
	Assurant Inc.	4.900%	3/27/28	400	397
	Assurant Inc.	6.750%	2/15/34	92	100
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	262	267
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	434
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	376
	Athene Holding Ltd.	4.125%	1/12/28	835	778
	Athene Holding Ltd.	3.500%	1/15/31	4,500	3,808
	Athene Holding Ltd.	3.950%	5/25/51	500	369
	Athene Holding Ltd.	3.450%	5/15/52	500	344
[8]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,750	1,749
[8]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	249
	AXA SA	8.600%	12/15/30	1,080	1,279
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,840	1,721
[8]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	214
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,451
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	429
	Banco Santander SA	2.706%	6/27/24	400	391
	Banco Santander SA	5.179%	11/19/25	1,300	1,304
	Banco Santander SA	1.849%	3/25/26	1,000	900
	Banco Santander SA	4.250%	4/11/27	2,000	1,930
	Banco Santander SA	3.800%	2/23/28	200	187
	Banco Santander SA	4.379%	4/12/28	1,200	1,155
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	3.306%	6/27/29	500	455
	Banco Santander SA	3.490%	5/28/30	1,000	885
	Banco Santander SA	2.749%	12/3/30	600	477
	Banco Santander SA	2.958%	3/25/31	1,000	838
	Bank of America Corp.	4.100%	7/24/23	1,425	1,439
[8]	Bank of America Corp.	3.004%	12/20/23	11,530	11,490
[8]	Bank of America Corp.	3.550%	3/5/24	3,535	3,526
[8]	Bank of America Corp.	3.864%	7/23/24	625	622
[8]	Bank of America Corp.	4.200%	8/26/24	3,025	3,032
[8]	Bank of America Corp.	0.810%	10/24/24	2,500	2,386
[8]	Bank of America Corp.	4.000%	1/22/25	4,240	4,222
[8]	Bank of America Corp.	3.950%	4/21/25	3,036	3,001
	Bank of America Corp.	0.976%	4/22/25	2,000	1,881
[8]	Bank of America Corp.	0.981%	9/25/25	500	463
[8]	Bank of America Corp.	3.093%	10/1/25	2,500	2,424
[8]	Bank of America Corp.	2.456%	10/22/25	2,175	2,074
[8]	Bank of America Corp.	1.530%	12/6/25	5,250	4,885
[8]	Bank of America Corp.	3.366%	1/23/26	1,300	1,259
[8]	Bank of America Corp.	4.450%	3/3/26	7,252	7,233
[8]	Bank of America Corp.	3.384%	4/2/26	2,790	2,704
[8]	Bank of America Corp.	3.500%	4/19/26	830	809
[8]	Bank of America Corp.	1.319%	6/19/26	11,450	10,416
[8]	Bank of America Corp.	4.250%	10/22/26	1,500	1,480
[8]	Bank of America Corp.	1.197%	10/24/26	2,000	1,792
[8]	Bank of America Corp.	1.658%	3/11/27	3,500	3,146
[8]	Bank of America Corp.	3.559%	4/23/27	2,275	2,182
	Bank of America Corp.	1.734%	7/22/27	2,500	2,228
[8]	Bank of America Corp.	3.248%	10/21/27	2,225	2,099
[8]	Bank of America Corp.	3.824%	1/20/28	450	431
[8]	Bank of America Corp.	3.705%	4/24/28	1,400	1,334
[8]	Bank of America Corp.	3.593%	7/21/28	3,008	2,839
[8]	Bank of America Corp.	3.419%	12/20/28	6,357	5,921
[8]	Bank of America Corp.	3.970%	3/5/29	1,425	1,360
[8]	Bank of America Corp.	2.087%	6/14/29	6,000	5,138
[8]	Bank of America Corp.	4.271%	7/23/29	6,175	5,938
[8]	Bank of America Corp.	3.974%	2/7/30	500	470
[8]	Bank of America Corp.	3.194%	7/23/30	2,000	1,789
[8]	Bank of America Corp.	2.884%	10/22/30	4,175	3,652
[8]	Bank of America Corp.	2.496%	2/13/31	175	148
[8]	Bank of America Corp.	2.592%	4/29/31	6,000	5,089
[8]	Bank of America Corp.	1.922%	10/24/31	3,000	2,391
[8]	Bank of America Corp.	2.651%	3/11/32	1,500	1,259
	Bank of America Corp.	2.687%	4/22/32	4,575	3,844
	Bank of America Corp.	2.299%	7/21/32	7,500	6,062
	Bank of America Corp.	2.572%	10/20/32	1,000	825
	Bank of America Corp.	2.482%	9/21/36	1,500	1,166
	Bank of America Corp.	6.110%	1/29/37	2,010	2,178
	Bank of America Corp.	3.846%	3/8/37	2,725	2,360
[8]	Bank of America Corp.	4.244%	4/24/38	2,600	2,393
	Bank of America Corp.	7.750%	5/14/38	1,700	2,100
[8]	Bank of America Corp.	4.078%	4/23/40	1,425	1,253
[8]	Bank of America Corp.	2.676%	6/19/41	4,895	3,533
[8]	Bank of America Corp.	5.875%	2/7/42	1,020	1,101
	Bank of America Corp.	3.311%	4/22/42	3,500	2,749
[8]	Bank of America Corp.	5.000%	1/21/44	1,950	1,904
[8]	Bank of America Corp.	4.875%	4/1/44	550	529
[8]	Bank of America Corp.	4.750%	4/21/45	350	317
[8]	Bank of America Corp.	4.443%	1/20/48	2,675	2,437
[8]	Bank of America Corp.	3.946%	1/23/49	1,175	1,003
[8]	Bank of America Corp.	4.330%	3/15/50	700	629
[8]	Bank of America Corp.	4.083%	3/20/51	5,500	4,735
[8]	Bank of America Corp.	2.831%	10/24/51	2,000	1,385
[8]	Bank of America Corp.	3.483%	3/13/52	1,000	784
	Bank of America Corp.	2.972%	7/21/52	1,500	1,069
[8]	Bank of America NA	6.000%	10/15/36	600	658
	Bank of Montreal	0.450%	12/8/23	500	480
[8]	Bank of Montreal	3.300%	2/5/24	1,000	998
[8]	Bank of Montreal	2.150%	3/8/24	700	685
[8]	Bank of Montreal	2.500%	6/28/24	800	781

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Bank of Montreal	0.625%	7/9/24	675	635
[8]	Bank of Montreal	1.500%	1/10/25	925	873
[8]	Bank of Montreal	1.850%	5/1/25	820	776
[8]	Bank of Montreal	3.700%	6/7/25	900	892
[8]	Bank of Montreal	0.949%	1/22/27	1,000	891
[8]	Bank of Montreal	2.650%	3/8/27	700	649
[8]	Bank of Montreal	4.338%	10/5/28	400	400
[8]	Bank of Montreal	3.803%	12/15/32	1,600	1,486
[8]	Bank of New York Mellon Corp.	3.450%	8/11/23	525	527
[8]	Bank of New York Mellon Corp.	2.200%	8/16/23	825	816
[8]	Bank of New York Mellon Corp.	3.650%	2/4/24	900	903
[8]	Bank of New York Mellon Corp.	3.250%	9/11/24	600	596
[8]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	744
[8]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,430
[8]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	916
	Bank of New York Mellon Corp.	2.050%	1/26/27	340	313
[8]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,456
[8]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	574
[8]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,160
[8]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	913
[8]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	462
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	239
	Bank of Nova Scotia	1.625%	5/1/23	1,000	987
	Bank of Nova Scotia	0.400%	9/15/23	1,000	966
	Bank of Nova Scotia	3.400%	2/11/24	500	498
	Bank of Nova Scotia	0.650%	7/31/24	550	516
	Bank of Nova Scotia	1.450%	1/10/25	500	472
	Bank of Nova Scotia	2.200%	2/3/25	3,575	3,424
	Bank of Nova Scotia	3.450%	4/11/25	925	913
	Bank of Nova Scotia	1.300%	6/11/25	3,000	2,785
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,252
	Bank of Nova Scotia	2.700%	8/3/26	725	684
	Bank of Nova Scotia	1.300%	9/15/26	1,000	887
	Bank of Nova Scotia	1.950%	2/2/27	500	452
	Bank of Nova Scotia	2.450%	2/2/32	500	415
	Bank of Nova Scotia	4.588%	5/4/37	925	850
	BankUnited Inc.	4.875%	11/17/25	219	221
[8]	Barclays plc	4.338%	5/16/24	1,000	1,001
	Barclays plc	1.007%	12/10/24	1,300	1,234
	Barclays plc	3.650%	3/16/25	3,000	2,937
[8]	Barclays plc	3.932%	5/7/25	800	788
	Barclays plc	4.375%	1/12/26	1,200	1,186
[8]	Barclays plc	2.852%	5/7/26	2,025	1,913
	Barclays plc	5.200%	5/12/26	1,260	1,256
	Barclays plc	4.337%	1/10/28	1,000	956
	Barclays plc	4.836%	5/9/28	4,750	4,573
[8]	Barclays plc	4.972%	5/16/29	1,000	981
[8]	Barclays plc	5.088%	6/20/30	2,975	2,818
	Barclays plc	2.645%	6/24/31	1,000	830
	Barclays plc	2.667%	3/10/32	1,750	1,411
	Barclays plc	3.564%	9/23/35	700	577
	Barclays plc	5.250%	8/17/45	500	483
	Barclays plc	4.950%	1/10/47	1,300	1,232
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,283
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	197
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	144
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	568
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	515
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	1,836
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,565	1,447
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	2,430	1,753
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	339
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,173
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	788
	BGC Partners Inc.	3.750%	10/1/24	425	414
	BlackRock Inc.	3.500%	3/18/24	700	703
	BlackRock Inc.	3.200%	3/15/27	550	540
	BlackRock Inc.	3.250%	4/30/29	1,000	944
	BlackRock Inc.	2.400%	4/30/30	1,250	1,094
	BlackRock Inc.	1.900%	1/28/31	915	759
	BlackRock Inc.	2.100%	2/25/32	950	784
[12]	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,203
[12]	Blackstone Private Credit Fund	3.250%	3/15/27	725	615
	Blackstone Secured Lending Fund	3.650%	7/14/23	500	497
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	458
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	437
[12]	Blackstone Secured Lending Fund	2.850%	9/30/28	750	601
[8]	BNP Paribas SA	4.250%	10/15/24	500	499
[12]	BNP Paribas SA	3.052%	1/13/31	1,175	1,017
	BPCE SA	4.000%	4/15/24	1,200	1,196
[8]	BPCE SA	3.375%	12/2/26	250	239
	Brighthouse Financial Inc.	5.625%	5/15/30	500	486
	Brighthouse Financial Inc.	4.700%	6/22/47	487	388
	Brighthouse Financial Inc.	3.850%	12/22/51	500	340
	Brookfield Asset Management Inc.	4.000%	1/15/25	658	653
	Brookfield Finance Inc.	4.000%	4/1/24	725	723
	Brookfield Finance Inc.	4.250%	6/2/26	150	148
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	955
	Brookfield Finance Inc.	4.850%	3/29/29	600	593
	Brookfield Finance Inc.	4.350%	4/15/30	320	306
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	1,017
	Brookfield Finance Inc.	4.700%	9/20/47	750	659
	Brookfield Finance Inc.	3.500%	3/30/51	250	182
	Brookfield Finance Inc.	3.625%	2/15/52	500	365
	Brookfield Finance LLC	3.450%	4/15/50	1,200	852
	Brown & Brown Inc.	4.200%	9/15/24	400	400
	Brown & Brown Inc.	4.500%	3/15/29	275	270
	Brown & Brown Inc.	2.375%	3/15/31	1,000	792
	Brown & Brown Inc.	4.200%	3/17/32	500	455
	Brown & Brown Inc.	4.950%	3/17/52	575	504
[8]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,001
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	1,100	1,054
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	791
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	750	702
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	182
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	700	687
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	453
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	937
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	672
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	950	863
[8]	Capital One Bank USA NA	2.280%	1/28/26	750	712
	Capital One Financial Corp.	3.500%	6/15/23	82	82
	Capital One Financial Corp.	3.900%	1/29/24	250	250
	Capital One Financial Corp.	3.750%	4/24/24	2,575	2,566
	Capital One Financial Corp.	3.300%	10/30/24	4,050	3,957
	Capital One Financial Corp.	4.250%	4/30/25	502	501

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	4.200%	10/29/25	500	493
	Capital One Financial Corp.	2.636%	3/3/26	1,162	1,097
	Capital One Financial Corp.	3.750%	7/28/26	250	239
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,029
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,668
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,568
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,886
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,195
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,260
	Cboe Global Markets Inc.	1.625%	12/15/30	500	401
	Charles Schwab Corp.	3.225%	9/1/22	1,225	1,226
	Charles Schwab Corp.	3.550%	2/1/24	420	420
	Charles Schwab Corp.	4.200%	3/24/25	1,000	1,014
	Charles Schwab Corp.	3.625%	4/1/25	669	668
	Charles Schwab Corp.	3.850%	5/21/25	100	100
	Charles Schwab Corp.	0.900%	3/11/26	1,000	899
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,706
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,064
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,241
	Charles Schwab Corp.	3.300%	4/1/27	2,237	2,171
	Charles Schwab Corp.	3.200%	1/25/28	400	383
	Charles Schwab Corp.	4.000%	2/1/29	440	433
	Charles Schwab Corp.	3.250%	5/22/29	475	442
	Charles Schwab Corp.	2.750%	10/1/29	300	270
	Charles Schwab Corp.	2.300%	5/13/31	1,000	846
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,256
	Charles Schwab Corp.	2.900%	3/3/32	725	638
	Chubb Corp.	6.000%	5/11/37	375	433
[8]	Chubb Corp.	6.500%	5/15/38	1,322	1,552
	Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,084
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	274
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,143
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,151
	Chubb INA Holdings Inc.	1.375%	9/15/30	2,500	1,998
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	214
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	205
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	754
	Chubb INA Holdings Inc.	2.850%	12/15/51	500	367
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,000	719
	CI Financial Corp.	3.200%	12/17/30	2,000	1,557
[8]	Cincinnati Financial Corp.	6.920%	5/15/28	300	339
	Cincinnati Financial Corp.	6.125%	11/1/34	275	313
	Citigroup Inc.	3.500%	5/15/23	450	450
	Citigroup Inc.	3.875%	10/25/23	2,575	2,601
	Citigroup Inc.	3.750%	6/16/24	2,975	2,991
	Citigroup Inc.	4.000%	8/5/24	725	724
	Citigroup Inc.	0.776%	10/30/24	2,000	1,908
	Citigroup Inc.	3.875%	3/26/25	3,544	3,501
	Citigroup Inc.	3.300%	4/27/25	275	271
	Citigroup Inc.	0.981%	5/1/25	1,450	1,359
	Citigroup Inc.	4.140%	5/24/25	1,000	997
	Citigroup Inc.	4.400%	6/10/25	1,600	1,599
	Citigroup Inc.	5.500%	9/13/25	1,000	1,029
	Citigroup Inc.	1.281%	11/3/25	1,500	1,394
	Citigroup Inc.	3.700%	1/12/26	400	393
	Citigroup Inc.	2.014%	1/25/26	1,500	1,406
	Citigroup Inc.	4.600%	3/9/26	975	977
[8]	Citigroup Inc.	3.106%	4/8/26	5,750	5,529
	Citigroup Inc.	3.400%	5/1/26	750	726
	Citigroup Inc.	3.200%	10/21/26	3,000	2,854
	Citigroup Inc.	4.300%	11/20/26	775	765
	Citigroup Inc.	4.450%	9/29/27	3,825	3,761
[8]	Citigroup Inc.	3.887%	1/10/28	7,499	7,199
	Citigroup Inc.	6.625%	1/15/28	800	879
[8]	Citigroup Inc.	3.070%	2/24/28	200	185
	Citigroup Inc.	4.658%	5/24/28	1,000	993
[8]	Citigroup Inc.	3.668%	7/24/28	2,675	2,529
	Citigroup Inc.	4.125%	7/25/28	425	408
[8]	Citigroup Inc.	3.520%	10/27/28	2,760	2,576
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Citigroup Inc.	3.980%	3/20/30	2,000	1,871
[8]	Citigroup Inc.	2.976%	11/5/30	1,175	1,025
[8]	Citigroup Inc.	2.666%	1/29/31	175	149
[8]	Citigroup Inc.	4.412%	3/31/31	8,750	8,380
[8]	Citigroup Inc.	2.572%	6/3/31	2,500	2,103
	Citigroup Inc.	6.625%	6/15/32	750	820
	Citigroup Inc.	2.520%	11/3/32	2,000	1,622
	Citigroup Inc.	3.057%	1/25/33	750	637
	Citigroup Inc.	5.875%	2/22/33	200	207
	Citigroup Inc.	4.910%	5/24/33	1,000	987
	Citigroup Inc.	6.000%	10/31/33	525	551
	Citigroup Inc.	6.125%	8/25/36	1,699	1,799
[8]	Citigroup Inc.	3.878%	1/24/39	1,100	952
	Citigroup Inc.	8.125%	7/15/39	1,099	1,443
[8]	Citigroup Inc.	5.316%	3/26/41	4,950	4,973
	Citigroup Inc.	5.875%	1/30/42	800	849
	Citigroup Inc.	6.675%	9/13/43	500	569
	Citigroup Inc.	5.300%	5/6/44	750	733
	Citigroup Inc.	4.650%	7/30/45	1,200	1,097
	Citigroup Inc.	4.750%	5/18/46	825	741
	Citigroup Inc.	4.650%	7/23/48	1,480	1,377
[8]	Citizens Bank NA	3.750%	2/18/26	500	491
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,085
	Citizens Financial Group Inc.	2.500%	2/6/30	450	378
	Citizens Financial Group Inc.	4.300%	2/11/31	825	764
	Citizens Financial Group Inc.	2.638%	9/30/32	180	144
	CME Group Inc.	3.000%	3/15/25	133	131
	CME Group Inc.	3.750%	6/15/28	300	296
	CME Group Inc.	2.650%	3/15/32	1,000	883
	CME Group Inc.	5.300%	9/15/43	720	780
	CME Group Inc.	4.150%	6/15/48	500	479
	CNA Financial Corp.	3.950%	5/15/24	895	894
	CNA Financial Corp.	3.450%	8/15/27	400	378
	CNA Financial Corp.	3.900%	5/1/29	800	752
	CNO Financial Group Inc.	5.250%	5/30/25	500	507
[8]	Comerica Bank	4.000%	7/27/25	578	570
	Comerica Inc.	3.700%	7/31/23	750	749
	Cooperatieve Rabobank UA	0.375%	1/12/24	1,000	954
	Cooperatieve Rabobank UA	1.375%	1/10/25	700	659
[8]	Cooperatieve Rabobank UA	3.375%	5/21/25	1,815	1,788
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	794
[8]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,716
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	784
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	3,203
[12]	Corebridge Financial Inc.	3.500%	4/4/25	500	487
[12]	Corebridge Financial Inc.	3.650%	4/5/27	1,000	942
[12]	Corebridge Financial Inc.	3.850%	4/5/29	1,000	923
[12]	Corebridge Financial Inc.	3.900%	4/5/32	500	449
[12]	Corebridge Financial Inc.	4.350%	4/5/42	500	427
[12]	Corebridge Financial Inc.	4.400%	4/5/52	2,000	1,669
	Credit Suisse AG	0.495%	2/2/24	500	471
[8]	Credit Suisse AG	3.625%	9/9/24	2,325	2,282
	Credit Suisse AG	3.700%	2/21/25	1,150	1,126
	Credit Suisse AG	1.250%	8/7/26	800	700
	Credit Suisse Group AG	3.750%	3/26/25	1,500	1,454
	Credit Suisse Group AG	4.550%	4/17/26	3,390	3,310
[12]	Credit Suisse Group AG	4.194%	4/1/31	1,000	888
	Credit Suisse Group AG	4.875%	5/15/45	2,450	2,097
	Credit Suisse USA Inc.	7.125%	7/15/32	465	520
[8]	Deutsche Bank AG	3.300%	11/16/22	2,500	2,496
[8]	Deutsche Bank AG	0.962%	11/8/23	950	911
[8]	Deutsche Bank AG	3.700%	5/30/24	775	763
[8]	Deutsche Bank AG	3.961%	11/26/25	1,500	1,453
[8]	Deutsche Bank AG	4.100%	1/13/26	400	396
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,345
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,422
	Deutsche Bank AG	2.311%	11/16/27	500	431
	Deutsche Bank AG	2.552%	1/7/28	1,500	1,298
[8]	Deutsche Bank AG	3.547%	9/18/31	500	418

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	3.035%	5/28/32	1,500	1,187
[8]	Discover Bank	4.200%	8/8/23	500	502
	Discover Bank	2.450%	9/12/24	600	576
[8]	Discover Bank	4.250%	3/13/26	2,043	1,995
[8]	Discover Bank	3.450%	7/27/26	1,455	1,377
[8]	Discover Bank	4.682%	8/9/28	425	413
[8]	Discover Bank	4.650%	9/13/28	500	481
[8]	Discover Bank	2.700%	2/6/30	400	333
	Discover Financial Services	3.850%	11/21/22	225	226
	Discover Financial Services	3.950%	11/6/24	350	345
	Discover Financial Services	3.750%	3/4/25	953	939
	Discover Financial Services	4.500%	1/30/26	3,183	3,122
	Discover Financial Services	4.100%	2/9/27	1,435	1,374
	Eaton Vance Corp.	3.500%	4/6/27	511	490
	Enstar Group Ltd.	4.950%	6/1/29	680	650
	Equitable Holdings Inc.	7.000%	4/1/28	600	662
	Equitable Holdings Inc.	4.350%	4/20/28	4,460	4,308
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,109
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	280
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	382
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	871
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	398
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	576
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	865
	Fidelity National Financial Inc.	3.400%	6/15/30	500	438
	Fidelity National Financial Inc.	2.450%	3/15/31	750	592
	Fidelity National Financial Inc.	3.200%	9/17/51	1,000	636
	Fifth Third Bancorp	4.300%	1/16/24	475	478
	Fifth Third Bancorp	3.650%	1/25/24	500	498
	Fifth Third Bancorp	2.375%	1/28/25	1,823	1,747
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,376
	Fifth Third Bancorp	1.707%	11/1/27	500	443
	Fifth Third Bancorp	3.950%	3/14/28	300	291
	Fifth Third Bancorp	4.055%	4/25/28	500	488
	Fifth Third Bancorp	4.337%	4/25/33	500	476
	Fifth Third Bancorp	8.250%	3/1/38	710	913
[8]	Fifth Third Bank NA	3.950%	7/28/25	625	625
[8]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,469
[8]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,078
	First American Financial Corp.	4.600%	11/15/24	220	219
	First American Financial Corp.	2.400%	8/15/31	600	459
[8]	First Republic Bank	4.375%	8/1/46	200	179
[8]	First Republic Bank	4.625%	2/13/47	375	341
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	363
	Franklin Resources Inc.	2.850%	3/30/25	250	243
	Franklin Resources Inc.	1.600%	10/30/30	500	393
	Franklin Resources Inc.	2.950%	8/12/51	500	344
	FS KKR Capital Corp.	4.625%	7/15/24	100	98
	FS KKR Capital Corp.	4.125%	2/1/25	1,000	949
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,404
	GATX Corp.	3.250%	3/30/25	375	365
	GATX Corp.	3.850%	3/30/27	910	881
	GATX Corp.	3.500%	3/15/28	200	187
	GATX Corp.	4.550%	11/7/28	600	587
	GATX Corp.	4.700%	4/1/29	275	268
	GATX Corp.	4.000%	6/30/30	460	425
	GATX Corp.	1.900%	6/1/31	500	389
	GATX Corp.	3.500%	6/1/32	500	438
	GATX Corp.	5.200%	3/15/44	150	142
	GATX Corp.	4.500%	3/30/45	150	125
	GATX Corp.	3.100%	6/1/51	500	334
	GE Capital Funding LLC	3.450%	5/15/25	2,320	2,278
	GE Capital Funding LLC	4.550%	5/15/32	700	675
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	8,342	7,808
	Globe Life Inc.	4.550%	9/15/28	385	379
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Globe Life Inc.	2.150%	8/15/30	500	409
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	451
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,040
	Goldman Sachs Group Inc.	0.523%	3/8/23	1,500	1,471
	Goldman Sachs Group Inc.	1.217%	12/6/23	3,200	3,087
	Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	4,984
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,750	1,755
	Goldman Sachs Group Inc.	0.673%	3/8/24	5,000	4,887
	Goldman Sachs Group Inc.	3.000%	3/15/24	2,139	2,112
	Goldman Sachs Group Inc.	0.925%	10/21/24	3,400	3,255
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	4,872
	Goldman Sachs Group Inc.	1.757%	1/24/25	1,650	1,588
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	983
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	989
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,406
[8]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,778
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,078
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,064
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,778
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	6,199
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,166
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,236
[8]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	5,735
[8]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,131
[8]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,064
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,000	852
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	5,952
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,740
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,489
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,000	2,428
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	2,803
	Goldman Sachs Group Inc.	3.102%	2/24/33	3,705	3,168
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	3,222
	Goldman Sachs Group Inc.	6.750%	10/1/37	5,620	6,226
[8]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	1,948
[8]	Goldman Sachs Group Inc.	4.411%	4/23/39	2,500	2,275
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,313
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,381
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,467
[8]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,606
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	1,975
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	488
	Golub Capital BDC Inc.	2.500%	8/24/26	684	573
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	268
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	446
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	652
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	442
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	397
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	486
[8]	HSBC Bank USA NA	7.000%	1/15/39	650	766
	HSBC Holdings plc	3.600%	5/25/23	1,525	1,529
	HSBC Holdings plc	4.250%	3/14/24	1,000	996
[8]	HSBC Holdings plc	3.950%	5/18/24	2,100	2,091
	HSBC Holdings plc	0.732%	8/17/24	1,000	960
	HSBC Holdings plc	1.162%	11/22/24	3,575	3,416
[8]	HSBC Holdings plc	3.803%	3/11/25	2,800	2,761
[8]	HSBC Holdings plc	2.633%	11/7/25	200	191
	HSBC Holdings plc	4.180%	12/9/25	2,650	2,609
	HSBC Holdings plc	4.300%	3/8/26	3,570	3,535
	HSBC Holdings plc	2.999%	3/10/26	1,575	1,503
[8]	HSBC Holdings plc	1.645%	4/18/26	3,000	2,752
	HSBC Holdings plc	3.900%	5/25/26	1,950	1,909
[8]	HSBC Holdings plc	2.099%	6/4/26	7,135	6,599
[8]	HSBC Holdings plc	4.292%	9/12/26	3,100	3,032
	HSBC Holdings plc	4.375%	11/23/26	3,000	2,938

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	1.589%	5/24/27	1,000	879
	HSBC Holdings plc	2.251%	11/22/27	3,575	3,185
[8]	HSBC Holdings plc	4.041%	3/13/28	2,000	1,900
	HSBC Holdings plc	4.755%	6/9/28	2,650	2,577
[8]	HSBC Holdings plc	2.013%	9/22/28	8,000	6,845
[8]	HSBC Holdings plc	4.583%	6/19/29	800	770
	HSBC Holdings plc	2.206%	8/17/29	1,000	840
	HSBC Holdings plc	4.950%	3/31/30	3,425	3,382
[8]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,689
[8]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,247
[8]	HSBC Holdings plc	7.625%	5/17/32	400	458
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,457
[8]	HSBC Holdings plc	7.350%	11/27/32	400	461
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,270
	HSBC Holdings plc	6.500%	5/2/36	2,485	2,646
	HSBC Holdings plc	6.500%	9/15/37	660	707
	HSBC Holdings plc	6.800%	6/1/38	1,450	1,574
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,327
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,582
	HSBC USA Inc.	3.500%	6/23/24	400	397
	Huntington Bancshares Inc.	2.625%	8/6/24	250	243
	Huntington Bancshares Inc.	4.000%	5/15/25	400	398
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	957
	Huntington Bancshares Inc.	5.023%	5/17/33	500	495
[8]	Huntington National Bank	2.500%	8/7/22	600	600
[8]	Huntington National Bank	3.550%	10/6/23	650	649
[8]	Huntington National Bank	4.270%	11/25/26	450	442
	Huntington National Bank	4.552%	5/17/28	500	498
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	744
	ING Groep NV	4.100%	10/2/23	1,500	1,505
	ING Groep NV	3.550%	4/9/24	400	397
	ING Groep NV	3.869%	3/28/26	700	687
	ING Groep NV	3.950%	3/29/27	1,300	1,254
	ING Groep NV	4.017%	3/28/28	700	668
	ING Groep NV	4.550%	10/2/28	1,000	973
	ING Groep NV	4.050%	4/9/29	610	573
	Intercontinental Exchange Inc.	3.650%	5/23/25	690	686
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,091
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	189
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	492
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	480
	Intercontinental Exchange Inc.	4.350%	6/15/29	300	296
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	1,876
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	783
	Intercontinental Exchange Inc.	4.600%	3/15/33	300	298
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,098
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	536
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	755
	Intercontinental Exchange Inc.	4.950%	6/15/52	825	812
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,148
	Intercontinental Exchange Inc.	5.200%	6/15/62	300	299
	International Lease Finance Corp.	5.875%	8/15/22	615	616
	Invesco Finance plc	4.000%	1/30/24	950	951
	Invesco Finance plc	3.750%	1/15/26	800	789
	Invesco Finance plc	5.375%	11/30/43	900	901
[12]	Jackson Financial Inc.	1.125%	11/22/23	200	192
[12]	Jackson Financial Inc.	3.125%	11/23/31	500	399
[12]	Jackson Financial Inc.	4.000%	11/23/51	500	353
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	250	252
	Jefferies Financial Group Inc.	5.500%	10/18/23	475	480
	Jefferies Group LLC	4.850%	1/15/27	600	597
	Jefferies Group LLC	4.150%	1/23/30	1,100	984
	Jefferies Group LLC	2.750%	10/15/32	500	379
	Jefferies Group LLC	6.250%	1/15/36	320	316
	Jefferies Group LLC	6.500%	1/20/43	350	350
	JPMorgan Chase & Co.	3.375%	5/1/23	1,705	1,704
	JPMorgan Chase & Co.	2.700%	5/18/23	100	99
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.625%	5/13/24	622	623
[8]	JPMorgan Chase & Co.	1.514%	6/1/24	8,840	8,620
[8]	JPMorgan Chase & Co.	3.797%	7/23/24	725	723
	JPMorgan Chase & Co.	3.875%	9/10/24	2,200	2,196
[8]	JPMorgan Chase & Co.	4.023%	12/5/24	3,000	2,990
	JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,266
	JPMorgan Chase & Co.	0.563%	2/16/25	1,000	943
[8]	JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,454
	JPMorgan Chase & Co.	0.824%	6/1/25	3,300	3,087
	JPMorgan Chase & Co.	0.969%	6/23/25	2,000	1,870
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,204
	JPMorgan Chase & Co.	0.768%	8/9/25	1,250	1,160
[8]	JPMorgan Chase & Co.	2.301%	10/15/25	3,000	2,859
	JPMorgan Chase & Co.	1.561%	12/10/25	4,875	4,566
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,478
	JPMorgan Chase & Co.	4.080%	4/26/26	1,500	1,486
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,091
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,396
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,387
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,560
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,638
[8]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	2,670
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	3,977
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	893
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,754
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	960
[8]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,379
	JPMorgan Chase & Co.	4.323%	4/26/28	1,500	1,477
[8]	JPMorgan Chase & Co.	3.540%	5/1/28	775	734
[8]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,408
[8]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,715
[8]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,630
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,720
[8]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,490
	JPMorgan Chase & Co.	4.565%	6/14/30	1,350	1,327
[8]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,744
[8]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	5,542
[8]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	3,029
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	792
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,426
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,368
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,264
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	2,907
	JPMorgan Chase & Co.	4.586%	4/26/33	2,000	1,967
	JPMorgan Chase & Co.	6.400%	5/15/38	3,010	3,424
[8]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	2,844
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,425
[8]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	6,211
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,231
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,295
	JPMorgan Chase & Co.	5.625%	8/16/43	2,000	2,092
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	4,341
[8]	JPMorgan Chase & Co.	4.260%	2/22/48	2,775	2,468
[8]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	2,983
[8]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,413
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	2,523
	Kemper Corp.	4.350%	2/15/25	167	166
	Kemper Corp.	3.800%	2/23/32	500	442
[8]	KeyBank NA	3.300%	6/1/25	500	492
[8]	KeyBank NA	4.390%	12/14/27	300	299
[8]	KeyCorp	4.150%	10/29/25	850	847
[8]	KeyCorp	2.250%	4/6/27	750	674
[8]	KeyCorp	4.100%	4/30/28	1,400	1,350
[8]	KeyCorp	2.550%	10/1/29	600	518
	Lazard Group LLC	3.750%	2/13/25	100	98
	Lazard Group LLC	3.625%	3/1/27	1,350	1,276
	Lazard Group LLC	4.500%	9/19/28	425	408
	Legg Mason Inc.	4.750%	3/15/26	425	435
	Legg Mason Inc.	5.625%	1/15/44	450	461

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln National Corp.	4.000%	9/1/23	225	227
	Lincoln National Corp.	3.350%	3/9/25	212	208
	Lincoln National Corp.	3.625%	12/12/26	250	242
	Lincoln National Corp.	3.800%	3/1/28	850	813
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,109
	Lincoln National Corp.	4.375%	6/15/50	500	428
	Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,310
	Lloyds Banking Group plc	3.900%	3/12/24	800	798
	Lloyds Banking Group plc	4.500%	11/4/24	500	498
	Lloyds Banking Group plc	4.450%	5/8/25	500	501
[8]	Lloyds Banking Group plc	3.870%	7/9/25	4,000	3,954
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	2,012
[8]	Lloyds Banking Group plc	2.438%	2/5/26	750	711
	Lloyds Banking Group plc	3.511%	3/18/26	700	682
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	981
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,283
	Lloyds Banking Group plc	3.750%	3/18/28	700	666
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	2,938
[8]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,107
	Lloyds Banking Group plc	3.369%	12/14/46	520	370
	Lloyds Banking Group plc	4.344%	1/9/48	850	698
	Loews Corp.	3.750%	4/1/26	695	689
	Loews Corp.	3.200%	5/15/30	500	455
	Loews Corp.	6.000%	2/1/35	250	270
	Loews Corp.	4.125%	5/15/43	275	236
	M&T Bank Corp.	3.650%	12/6/22	413	413
	M&T Bank Corp.	3.550%	7/26/23	550	548
	M&T Bank Corp.	4.000%	7/15/24	275	273
	Main Street Capital Corp.	3.000%	7/14/26	458	401
[8]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,396
[8]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	237
	Manulife Financial Corp.	4.150%	3/4/26	575	570
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,033
[8]	Manulife Financial Corp.	4.061%	2/24/32	760	703
	Manulife Financial Corp.	3.703%	3/16/32	500	460
	Manulife Financial Corp.	5.375%	3/4/46	850	909
	Markel Corp.	3.500%	11/1/27	200	192
	Markel Corp.	3.350%	9/17/29	250	229
	Markel Corp.	5.000%	4/5/46	1,100	1,040
	Markel Corp.	4.300%	11/1/47	200	173
	Markel Corp.	5.000%	5/20/49	200	189
	Markel Corp.	3.450%	5/7/52	500	374
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	350
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,600	1,603
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	420
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	371
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	568
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	561
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	211
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,143
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	391
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	180
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,350	2,329
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	142
	Mastercard Inc.	3.375%	4/1/24	1,000	1,001
	Mastercard Inc.	2.000%	3/3/25	2,519	2,429
	Mastercard Inc.	2.950%	11/21/26	510	497
	Mastercard Inc.	3.300%	3/26/27	2,550	2,508
	Mastercard Inc.	3.500%	2/26/28	450	444
	Mastercard Inc.	2.950%	6/1/29	500	469
	Mastercard Inc.	3.350%	3/26/30	2,000	1,908
	Mastercard Inc.	1.900%	3/15/31	500	427
	Mastercard Inc.	2.000%	11/18/31	700	592
	Mastercard Inc.	3.800%	11/21/46	350	318
	Mastercard Inc.	3.950%	2/26/48	550	508
	Mastercard Inc.	3.650%	6/1/49	835	739
	Mastercard Inc.	3.850%	3/26/50	1,400	1,284
	Mastercard Inc.	2.950%	3/15/51	500	388
	Mercury General Corp.	4.400%	3/15/27	315	308
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	MetLife Inc.	4.368%	9/15/23	500	506
	MetLife Inc.	3.600%	4/10/24	750	752
	MetLife Inc.	3.000%	3/1/25	500	491
	MetLife Inc.	3.600%	11/13/25	561	557
	MetLife Inc.	4.550%	3/23/30	1,500	1,512
	MetLife Inc.	6.500%	12/15/32	250	286
	MetLife Inc.	6.375%	6/15/34	505	585
	MetLife Inc.	5.700%	6/15/35	425	466
[8]	MetLife Inc.	6.400%	12/15/36	1,505	1,518
	MetLife Inc.	5.875%	2/6/41	645	700
	MetLife Inc.	4.125%	8/13/42	525	472
	MetLife Inc.	4.875%	11/13/43	1,396	1,379
	MetLife Inc.	4.721%	12/15/44	1,150	1,100
	MetLife Inc.	4.050%	3/1/45	1,000	882
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,499
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	198
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,191
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	779
[8]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	1,000	963
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,720	3,534
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	1,986
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	460
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	4,500	4,202
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	231
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	300	296
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	655
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,193
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	442
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	946
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,533
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	675	657
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,411
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,215
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	745
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,008
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	816
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	2,036
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	300	288
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	185
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,260
[8]	Mizuho Financial Group Inc.	0.849%	9/8/24	1,000	962
[8]	Mizuho Financial Group Inc.	3.922%	9/11/24	300	299
[8]	Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,572
[8]	Mizuho Financial Group Inc.	2.555%	9/13/25	400	384
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	239
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,748

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	594
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	383
[8]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	962
[8]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,133
[8]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	840
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,193
	Morgan Stanley	4.875%	11/1/22	1,575	1,589
[8]	Morgan Stanley	4.100%	5/22/23	2,025	2,034
[8]	Morgan Stanley	0.560%	11/10/23	4,000	3,949
[8]	Morgan Stanley	3.875%	4/29/24	5,814	5,831
[8]	Morgan Stanley	0.791%	1/22/25	3,000	2,838
	Morgan Stanley	3.620%	4/17/25	1,375	1,358
	Morgan Stanley	0.790%	5/30/25	2,000	1,863
[8]	Morgan Stanley	2.720%	7/22/25	1,948	1,879
[8]	Morgan Stanley	4.000%	7/23/25	4,164	4,165
[8]	Morgan Stanley	1.164%	10/21/25	2,500	2,319
	Morgan Stanley	5.000%	11/24/25	1,100	1,119
[8]	Morgan Stanley	3.875%	1/27/26	1,800	1,776
	Morgan Stanley	2.630%	2/18/26	625	598
[8]	Morgan Stanley	2.188%	4/28/26	750	703
[8]	Morgan Stanley	3.125%	7/27/26	3,150	3,006
[8]	Morgan Stanley	6.250%	8/9/26	1,294	1,377
[8]	Morgan Stanley	4.350%	9/8/26	6,479	6,413
	Morgan Stanley	0.985%	12/10/26	3,600	3,191
	Morgan Stanley	3.625%	1/20/27	2,135	2,072
	Morgan Stanley	3.950%	4/23/27	745	722
	Morgan Stanley	1.593%	5/4/27	5,398	4,815
[8]	Morgan Stanley	1.512%	7/20/27	1,500	1,319
	Morgan Stanley	2.475%	1/21/28	500	455
	Morgan Stanley	4.210%	4/20/28	1,375	1,345
[8]	Morgan Stanley	3.591%	7/22/28	3,040	2,877
[8]	Morgan Stanley	3.772%	1/24/29	2,850	2,709
[8]	Morgan Stanley	4.431%	1/23/30	300	291
[8]	Morgan Stanley	2.699%	1/22/31	775	672
[8]	Morgan Stanley	3.622%	4/1/31	8,000	7,355
[8]	Morgan Stanley	1.794%	2/13/32	2,000	1,575
	Morgan Stanley	7.250%	4/1/32	705	832
[8]	Morgan Stanley	1.928%	4/28/32	2,200	1,745
[8]	Morgan Stanley	2.239%	7/21/32	3,500	2,844
[8]	Morgan Stanley	2.511%	10/20/32	2,000	1,656
	Morgan Stanley	2.943%	1/21/33	500	429
[8]	Morgan Stanley	3.971%	7/22/38	2,100	1,878
	Morgan Stanley	3.217%	4/22/42	1,375	1,079
	Morgan Stanley	6.375%	7/24/42	2,400	2,750
	Morgan Stanley	4.300%	1/27/45	2,850	2,563
	Morgan Stanley	4.375%	1/22/47	1,950	1,770
[8]	Morgan Stanley	5.597%	3/24/51	2,700	2,921
[8]	Morgan Stanley	2.802%	1/25/52	2,780	1,924
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	325	313
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	330	329
[8]	MUFG Union Bank NA	2.100%	12/9/22	1,945	1,936
	Nasdaq Inc.	3.850%	6/30/26	675	671
	Nasdaq Inc.	1.650%	1/15/31	500	393
	Nasdaq Inc.	2.500%	12/21/40	1,000	690
	Nasdaq Inc.	3.250%	4/28/50	165	120
	Nasdaq Inc.	3.950%	3/7/52	500	412
	National Australia Bank Ltd.	3.375%	1/14/26	150	147
[8]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,686
[8]	National Bank of Canada	0.550%	11/15/24	500	477
[8]	Nationwide Financial Services Inc.	6.750%	5/15/37	50	51
	NatWest Group plc	3.875%	9/12/23	2,500	2,494
	NatWest Group plc	6.000%	12/19/23	360	367
	NatWest Group plc	5.125%	5/28/24	1,134	1,138
[8]	NatWest Group plc	4.519%	6/25/24	1,000	996
[8]	NatWest Group plc	4.269%	3/22/25	3,800	3,760
	NatWest Group plc	4.800%	4/5/26	225	224
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	NatWest Group plc	3.073%	5/22/28	2,450	2,228
	NatWest Group plc	5.516%	9/30/28	900	907
[8]	NatWest Group plc	4.892%	5/18/29	2,000	1,939
[8]	NatWest Group plc	3.754%	11/1/29	700	672
[8]	NatWest Group plc	5.076%	1/27/30	1,140	1,117
[8]	NatWest Group plc	4.445%	5/8/30	175	165
[8]	NatWest Group plc	3.032%	11/28/35	1,200	967
	Nomura Holdings Inc.	2.648%	1/16/25	2,700	2,556
	Nomura Holdings Inc.	1.851%	7/16/25	2,600	2,387
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	885
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,360
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,370
	Nomura Holdings Inc.	2.679%	7/16/30	750	614
	Nomura Holdings Inc.	2.608%	7/14/31	825	657
	Northern Trust Corp.	2.375%	8/2/22	745	745
	Northern Trust Corp.	3.950%	10/30/25	600	602
	Northern Trust Corp.	4.000%	5/10/27	925	932
	Northern Trust Corp.	3.650%	8/3/28	325	318
	Northern Trust Corp.	3.150%	5/3/29	500	469
[8]	Northern Trust Corp.	3.375%	5/8/32	275	259
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	95
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	432
	Old Republic International Corp.	4.875%	10/1/24	465	472
	Old Republic International Corp.	3.875%	8/26/26	425	413
	Old Republic International Corp.	3.850%	6/11/51	500	377
	ORIX Corp.	3.250%	12/4/24	600	590
	ORIX Corp.	3.700%	7/18/27	650	631
	ORIX Corp.	2.250%	3/9/31	1,000	839
	Owl Rock Capital Corp.	5.250%	4/15/24	100	100
	Owl Rock Capital Corp.	4.000%	3/30/25	100	94
	Owl Rock Capital Corp.	3.750%	7/22/25	1,300	1,204
	Owl Rock Capital Corp.	3.400%	7/15/26	1,137	1,000
	Owl Rock Capital Corp.	2.625%	1/15/27	500	416
[12]	Owl Rock Core Income Corp.	5.500%	3/21/25	500	480
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	500	425
	PartnerRe Finance B LLC	3.700%	7/2/29	390	371
	PartnerRe Finance B LLC	4.500%	10/1/50	500	416
	PNC Bank NA	3.800%	7/25/23	700	703
[8]	PNC Bank NA	3.300%	10/30/24	887	879
[8]	PNC Bank NA	2.950%	2/23/25	1,089	1,061
[8]	PNC Bank NA	3.250%	6/1/25	825	813
[8]	PNC Bank NA	4.200%	11/1/25	825	824
[8]	PNC Bank NA	3.100%	10/25/27	250	237
[8]	PNC Bank NA	3.250%	1/22/28	600	572
[8]	PNC Bank NA	4.050%	7/26/28	1,000	968
[8]	PNC Bank NA	2.700%	10/22/29	300	261
	PNC Financial Services Group Inc.	2.854%	11/9/22	400	400
	PNC Financial Services Group Inc.	3.500%	1/23/24	200	200
	PNC Financial Services Group Inc.	3.900%	4/29/24	500	502
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	786
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,021	3,836
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,692
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,174
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,046
	PNC Financial Services Group Inc.	4.626%	6/6/33	675	653
	Primerica Inc.	2.800%	11/19/31	500	421
	Principal Financial Group Inc.	3.125%	5/15/23	200	199
	Principal Financial Group Inc.	3.400%	5/15/25	696	681
	Principal Financial Group Inc.	3.100%	11/15/26	300	285
	Principal Financial Group Inc.	3.700%	5/15/29	500	469
	Principal Financial Group Inc.	2.125%	6/15/30	100	82
	Principal Financial Group Inc.	4.625%	9/15/42	500	461
	Principal Financial Group Inc.	4.350%	5/15/43	340	304
	Principal Financial Group Inc.	4.300%	11/15/46	265	246
	Progressive Corp.	2.450%	1/15/27	1,602	1,510
	Progressive Corp.	6.625%	3/1/29	150	170
	Progressive Corp.	3.700%	1/26/45	250	210
	Progressive Corp.	4.125%	4/15/47	385	351

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progressive Corp.	4.200%	3/15/48	465	428
	Progressive Corp.	3.950%	3/26/50	1,520	1,343
	Progressive Corp.	3.700%	3/15/52	500	423
	Prospect Capital Corp.	5.875%	3/15/23	27	27
	Prospect Capital Corp.	3.364%	11/15/26	625	530
[8]	Prudential Financial Inc.	2.100%	3/10/30	1,000	852
[8]	Prudential Financial Inc.	5.750%	7/15/33	345	377
[8]	Prudential Financial Inc.	5.700%	12/14/36	805	879
[8]	Prudential Financial Inc.	6.625%	12/1/37	300	351
[8]	Prudential Financial Inc.	6.625%	6/21/40	250	289
[8]	Prudential Financial Inc.	5.625%	6/15/43	1,275	1,244
[8]	Prudential Financial Inc.	5.100%	8/15/43	225	216
[8]	Prudential Financial Inc.	4.600%	5/15/44	1,600	1,517
[8]	Prudential Financial Inc.	5.375%	5/15/45	650	621
	Prudential Financial Inc.	3.905%	12/7/47	1,882	1,632
[8]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,120
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,219
[8]	Prudential Financial Inc.	4.350%	2/25/50	935	867
[8]	Prudential Financial Inc.	3.700%	10/1/50	700	579
	Prudential Financial Inc.	5.125%	3/1/52	500	461
	Prudential plc	3.125%	4/14/30	740	678
	Prudential plc	3.625%	3/24/32	500	463
	Raymond James Financial Inc.	4.650%	4/1/30	250	246
	Raymond James Financial Inc.	4.950%	7/15/46	875	851
	Raymond James Financial Inc.	3.750%	4/1/51	500	408
[8]	Regions Bank	6.450%	6/26/37	500	559
	Regions Financial Corp.	1.800%	8/12/28	500	425
	Regions Financial Corp.	7.375%	12/10/37	500	595
[8]	Reinsurance Group of America Inc.	4.700%	9/15/23	250	252
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	322
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	281
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	158
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	214
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	187
[8]	Royal Bank of Canada	3.700%	10/5/23	1,050	1,057
[8]	Royal Bank of Canada	0.425%	1/19/24	1,500	1,437
[8]	Royal Bank of Canada	2.550%	7/16/24	975	953
	Royal Bank of Canada	0.650%	7/29/24	1,000	939
[8]	Royal Bank of Canada	0.750%	10/7/24	500	467
[8]	Royal Bank of Canada	2.250%	11/1/24	1,750	1,691
[8]	Royal Bank of Canada	1.600%	1/21/25	350	332
	Royal Bank of Canada	3.375%	4/14/25	925	913
[8]	Royal Bank of Canada	1.150%	6/10/25	2,050	1,897
[8]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,255
[8]	Royal Bank of Canada	4.650%	1/27/26	1,865	1,885
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,505
[8]	Royal Bank of Canada	1.150%	7/14/26	600	535
[8]	Royal Bank of Canada	1.400%	11/2/26	500	444
[8]	Royal Bank of Canada	2.050%	1/21/27	350	319
	Royal Bank of Canada	3.625%	5/4/27	925	899
[8]	Royal Bank of Canada	2.300%	11/3/31	3,650	3,040
	Royal Bank of Canada	3.875%	5/4/32	925	880
	Santander Holdings USA Inc.	4.260%	6/9/25	500	494
	Santander Holdings USA Inc.	4.500%	7/17/25	867	864
	Santander Holdings USA Inc.	3.244%	10/5/26	6,867	6,439
	Santander Holdings USA Inc.	4.400%	7/13/27	900	866
	Santander Holdings USA Inc.	2.490%	1/6/28	925	816
[8]	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	2,687
[8]	Santander UK Group Holdings plc	3.823%	11/3/28	500	465
	Santander UK Group Holdings plc	2.896%	3/15/32	500	416
	Santander UK plc	4.000%	3/13/24	1,200	1,202
	Santander UK plc	2.875%	6/18/24	225	219
	Selective Insurance Group Inc.	5.375%	3/1/49	240	228
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	225	217
[12]	Societe Generale SA	3.000%	1/22/30	1,000	853
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Standard Chartered plc	4.644%	4/1/31	1,000	952
	State Street Corp.	3.100%	5/15/23	550	549
[8]	State Street Corp.	3.776%	12/3/24	1,000	999
	State Street Corp.	3.550%	8/18/25	635	632
[8]	State Street Corp.	2.354%	11/1/25	550	529
	State Street Corp.	2.650%	5/19/26	4,500	4,304
[8]	State Street Corp.	4.141%	12/3/29	800	782
	State Street Corp.	2.400%	1/24/30	625	545
	State Street Corp.	2.200%	3/3/31	500	408
[8]	State Street Corp.	3.031%	11/1/34	550	483
	Stewart Information Services Corp.	3.600%	11/15/31	500	415
	Stifel Financial Corp.	4.250%	7/18/24	400	401
	Stifel Financial Corp.	4.000%	5/15/30	100	92
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	75
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	727
[8]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,925	2,894
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,004
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,011
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	850	810
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,435
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	1,500	1,447
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,805	1,727
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,250	1,151
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	739
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,122
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	885
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	614
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	959
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	476
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,473
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,610
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	624
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,544
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	245
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	891
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	976
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	349
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,024
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,070
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	589
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	809
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	409
	SVB Financial Group	3.500%	1/29/25	319	312
	SVB Financial Group	1.800%	10/28/26	600	534
	SVB Financial Group	4.345%	4/29/28	500	486

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	SVB Financial Group	2.100%	5/15/28	500	425
	SVB Financial Group	3.125%	6/5/30	300	258
	SVB Financial Group	1.800%	2/2/31	700	540
	SVB Financial Group	4.570%	4/29/33	500	467
	Swiss Re America Holding Corp.	7.000%	2/15/26	250	274
	Synchrony Financial	4.375%	3/19/24	500	496
	Synchrony Financial	4.250%	8/15/24	700	697
	Synchrony Financial	4.500%	7/23/25	1,298	1,261
	Synchrony Financial	3.700%	8/4/26	500	464
	Synchrony Financial	3.950%	12/1/27	1,125	1,023
[8]	Toronto-Dominion Bank	1.900%	12/1/22	900	897
[8]	Toronto-Dominion Bank	0.750%	6/12/23	5,000	4,852
[8]	Toronto-Dominion Bank	3.500%	7/19/23	1,000	1,003
[8]	Toronto-Dominion Bank	0.450%	9/11/23	1,000	968
[8]	Toronto-Dominion Bank	2.350%	3/8/24	1,395	1,366
[8]	Toronto-Dominion Bank	3.250%	3/11/24	550	546
[8]	Toronto-Dominion Bank	2.650%	6/12/24	3,000	2,944
	Toronto-Dominion Bank	1.250%	12/13/24	3,100	2,930
[8]	Toronto-Dominion Bank	1.450%	1/10/25	500	473
	Toronto-Dominion Bank	3.766%	6/6/25	2,050	2,038
[8]	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,431
[8]	Toronto-Dominion Bank	0.750%	1/6/26	900	804
[8]	Toronto-Dominion Bank	1.250%	9/10/26	600	533
[8]	Toronto-Dominion Bank	1.950%	1/12/27	500	452
[8]	Toronto-Dominion Bank	2.800%	3/10/27	250	234
	Toronto-Dominion Bank	4.108%	6/8/27	2,050	2,028
[8]	Toronto-Dominion Bank	2.000%	9/10/31	600	488
[8]	Toronto-Dominion Bank	3.625%	9/15/31	500	481
[8]	Toronto-Dominion Bank	2.450%	1/12/32	500	419
[8]	Toronto-Dominion Bank	3.200%	3/10/32	2,250	2,007
	Toronto-Dominion Bank	4.456%	6/8/32	2,050	2,027
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	807
	Travelers Cos. Inc.	6.750%	6/20/36	475	574
[8]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,243
	Travelers Cos. Inc.	5.350%	11/1/40	530	562
	Travelers Cos. Inc.	4.600%	8/1/43	500	475
	Travelers Cos. Inc.	4.300%	8/25/45	250	231
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	934
	Travelers Cos. Inc.	4.050%	3/7/48	250	226
	Travelers Cos. Inc.	2.550%	4/27/50	500	348
	Trinity Acquisition plc	4.400%	3/15/26	450	444
[8]	Truist Bank	3.200%	4/1/24	3,000	2,986
[8]	Truist Bank	3.689%	8/2/24	725	724
[8]	Truist Bank	2.150%	12/6/24	2,300	2,218
[8]	Truist Bank	3.625%	9/16/25	2,600	2,551
[8]	Truist Bank	3.300%	5/15/26	1,216	1,173
[8]	Truist Bank	3.800%	10/30/26	400	390
[8]	Truist Financial Corp.	3.750%	12/6/23	900	906
[8]	Truist Financial Corp.	2.500%	8/1/24	100	98
[8]	Truist Financial Corp.	2.850%	10/26/24	791	775
	Truist Financial Corp.	4.000%	5/1/25	35	35
[8]	Truist Financial Corp.	3.700%	6/5/25	1,902	1,894
[8]	Truist Financial Corp.	1.200%	8/5/25	500	460
[8]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,796
[8]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,358
[8]	Truist Financial Corp.	3.875%	3/19/29	600	568
[8]	Truist Financial Corp.	1.887%	6/7/29	675	580
[8]	Truist Financial Corp.	1.950%	6/5/30	300	249
[12]	UBS Group AG	3.126%	8/13/30	1,175	1,041
	Unum Group	4.000%	3/15/24	200	199
	Unum Group	4.000%	6/15/29	210	198
	Unum Group	5.750%	8/15/42	400	373
	Unum Group	4.500%	12/15/49	500	386
	Unum Group	4.125%	6/15/51	500	369
[8]	US Bancorp	3.700%	1/30/24	650	653
	US Bancorp	3.375%	2/5/24	1,000	1,002
	US Bancorp	2.400%	7/30/24	1,025	1,000
[8]	US Bancorp	3.950%	11/17/25	150	151
[8]	US Bancorp	3.100%	4/27/26	2,257	2,177
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	US Bancorp	2.375%	7/22/26	125	118
[8]	US Bancorp	3.150%	4/27/27	3,314	3,190
[8]	US Bancorp	3.900%	4/26/28	525	519
[8]	US Bancorp	3.000%	7/30/29	1,775	1,614
[8]	US Bancorp	2.677%	1/27/33	500	431
[8]	US Bank NA	3.400%	7/24/23	850	849
[8]	US Bank NA	2.050%	1/21/25	1,250	1,199
[8]	US Bank NA	2.800%	1/27/25	1,749	1,709
	Visa Inc.	2.800%	12/14/22	1,500	1,502
	Visa Inc.	3.150%	12/14/25	4,000	3,948
	Visa Inc.	1.900%	4/15/27	1,400	1,292
	Visa Inc.	0.750%	8/15/27	500	433
	Visa Inc.	2.750%	9/15/27	896	855
	Visa Inc.	2.050%	4/15/30	1,475	1,293
	Visa Inc.	1.100%	2/15/31	800	640
	Visa Inc.	4.150%	12/14/35	2,100	2,091
	Visa Inc.	2.700%	4/15/40	1,450	1,171
	Visa Inc.	4.300%	12/14/45	3,730	3,684
	Visa Inc.	3.650%	9/15/47	655	583
	Visa Inc.	2.000%	8/15/50	1,500	996
	Voya Financial Inc.	3.650%	6/15/26	750	729
	Voya Financial Inc.	5.700%	7/15/43	650	662
	Voya Financial Inc.	4.800%	6/15/46	125	115
	W R Berkley Corp.	4.750%	8/1/44	290	271
	W R Berkley Corp.	3.550%	3/30/52	1,000	770
	W R Berkley Corp.	3.150%	9/30/61	500	330
	Wachovia Corp.	6.605%	10/1/25	1,000	1,069
	Wachovia Corp.	7.500%	4/15/35	150	178
	Wachovia Corp.	5.500%	8/1/35	325	331
	Wachovia Corp.	6.550%	10/15/35	100	114
	Wells Fargo & Co.	4.125%	8/15/23	1,675	1,686
[8]	Wells Fargo & Co.	3.750%	1/24/24	1,000	1,002
[8]	Wells Fargo & Co.	1.654%	6/2/24	5,000	4,884
[8]	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,128
[8]	Wells Fargo & Co.	2.406%	10/30/25	3,400	3,242
[8]	Wells Fargo & Co.	2.164%	2/11/26	5,000	4,707
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,833
[8]	Wells Fargo & Co.	3.908%	4/25/26	1,850	1,820
[8]	Wells Fargo & Co.	2.188%	4/30/26	3,000	2,812
[8]	Wells Fargo & Co.	4.100%	6/3/26	7,151	7,029
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,148
[8]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,482
[8]	Wells Fargo & Co.	3.584%	5/22/28	1,048	993
[8]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,344
[8]	Wells Fargo & Co.	4.150%	1/24/29	200	193
[8]	Wells Fargo & Co.	2.879%	10/30/30	8,000	7,036
[8]	Wells Fargo & Co.	4.478%	4/4/31	5,210	5,097
[8]	Wells Fargo & Co.	5.950%	12/15/36	225	228
[8]	Wells Fargo & Co.	3.068%	4/30/41	6,000	4,676
	Wells Fargo & Co.	5.375%	11/2/43	1,550	1,526
	Wells Fargo & Co.	5.606%	1/15/44	1,900	1,912
[8]	Wells Fargo & Co.	4.650%	11/4/44	2,175	1,951
	Wells Fargo & Co.	3.900%	5/1/45	650	549
[8]	Wells Fargo & Co.	4.900%	11/17/45	2,300	2,128
[8]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,193
[8]	Wells Fargo & Co.	4.750%	12/7/46	2,175	1,983
[8]	Wells Fargo & Co.	5.013%	4/4/51	5,500	5,395
[8]	Wells Fargo & Co.	4.611%	4/25/53	1,850	1,712
	Wells Fargo Bank NA	5.950%	8/26/36	550	591
[8]	Wells Fargo Bank NA	5.850%	2/1/37	425	454
[8]	Wells Fargo Bank NA	6.600%	1/15/38	605	699
	Western Union Co.	2.850%	1/10/25	400	384
	Western Union Co.	1.350%	3/15/26	500	446
	Western Union Co.	2.750%	3/15/31	500	411
	Western Union Co.	6.200%	11/17/36	410	412
	Westpac Banking Corp.	3.650%	5/15/23	400	401
	Westpac Banking Corp.	3.300%	2/26/24	1,000	997
	Westpac Banking Corp.	1.019%	11/18/24	900	846
	Westpac Banking Corp.	2.350%	2/19/25	1,575	1,522

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westpac Banking Corp.	2.850%	5/13/26	450	432
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,368
	Westpac Banking Corp.	3.350%	3/8/27	800	774
	Westpac Banking Corp.	1.953%	11/20/28	900	785
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,440
[8]	Westpac Banking Corp.	2.894%	2/4/30	3,007	2,850
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,601
	Westpac Banking Corp.	2.668%	11/15/35	1,250	1,003
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,612
	Westpac Banking Corp.	2.963%	11/16/40	1,000	725
	Willis North America Inc.	3.600%	5/15/24	600	591
	Willis North America Inc.	4.500%	9/15/28	1,500	1,441
	Willis North America Inc.	2.950%	9/15/29	1,260	1,079
	Willis North America Inc.	5.050%	9/15/48	200	184
	Willis North America Inc.	3.875%	9/15/49	625	487
	XLIT Ltd.	5.250%	12/15/43	100	106
	XLIT Ltd.	5.500%	3/31/45	450	466
	Zions Bancorp NA	3.250%	10/29/29	250	218
					1,578,875
Health Care (1.2%)
	Abbott Laboratories	2.950%	3/15/25	1,760	1,738
	Abbott Laboratories	3.875%	9/15/25	1,539	1,556
	Abbott Laboratories	3.750%	11/30/26	1,502	1,513
	Abbott Laboratories	1.150%	1/30/28	1,850	1,612
	Abbott Laboratories	1.400%	6/30/30	400	334
	Abbott Laboratories	4.750%	11/30/36	1,200	1,273
	Abbott Laboratories	6.150%	11/30/37	425	503
	Abbott Laboratories	6.000%	4/1/39	250	283
	Abbott Laboratories	5.300%	5/27/40	310	338
	Abbott Laboratories	4.900%	11/30/46	4,865	5,113
	AbbVie Inc.	2.900%	11/6/22	2,150	2,149
	AbbVie Inc.	2.300%	11/21/22	1,625	1,620
	AbbVie Inc.	2.800%	3/15/23	225	224
	AbbVie Inc.	3.750%	11/14/23	1,250	1,255
	AbbVie Inc.	3.850%	6/15/24	975	975
	AbbVie Inc.	2.600%	11/21/24	4,225	4,093
	AbbVie Inc.	3.800%	3/15/25	2,407	2,390
	AbbVie Inc.	3.600%	5/14/25	3,618	3,571
	AbbVie Inc.	3.200%	5/14/26	5,071	4,883
	AbbVie Inc.	2.950%	11/21/26	4,390	4,161
	AbbVie Inc.	4.250%	11/14/28	1,750	1,730
	AbbVie Inc.	3.200%	11/21/29	4,150	3,816
	AbbVie Inc.	4.550%	3/15/35	3,150	3,069
	AbbVie Inc.	4.500%	5/14/35	2,030	1,969
	AbbVie Inc.	4.300%	5/14/36	1,675	1,574
	AbbVie Inc.	4.050%	11/21/39	3,850	3,431
	AbbVie Inc.	4.625%	10/1/42	430	396
	AbbVie Inc.	4.400%	11/6/42	2,619	2,381
	AbbVie Inc.	4.850%	6/15/44	945	906
	AbbVie Inc.	4.750%	3/15/45	525	494
	AbbVie Inc.	4.700%	5/14/45	2,757	2,597
	AbbVie Inc.	4.450%	5/14/46	2,100	1,905
	AbbVie Inc.	4.875%	11/14/48	400	385
	AbbVie Inc.	4.250%	11/21/49	4,965	4,401
	Adventist Health System	2.952%	3/1/29	350	321
	Adventist Health System	3.630%	3/1/49	375	313
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	221
[8]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	86
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	359
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	203
[8]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	226
	Aetna Inc.	3.500%	11/15/24	995	984
	Aetna Inc.	6.625%	6/15/36	1,100	1,243
	Aetna Inc.	6.750%	12/15/37	350	397
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aetna Inc.	4.500%	5/15/42	375	337
	Aetna Inc.	4.125%	11/15/42	325	278
	Aetna Inc.	3.875%	8/15/47	1,000	826
	Agilent Technologies Inc.	3.050%	9/22/26	450	430
	Agilent Technologies Inc.	2.750%	9/15/29	293	257
	Agilent Technologies Inc.	2.100%	6/4/30	325	265
	Agilent Technologies Inc.	2.300%	3/12/31	500	407
	AHS Hospital Corp.	5.024%	7/1/45	325	341
[8]	AHS Hospital Corp.	2.780%	7/1/51	500	353
[8]	Allina Health System	3.887%	4/15/49	325	286
	AmerisourceBergen Corp.	3.400%	5/15/24	900	892
	AmerisourceBergen Corp.	3.250%	3/1/25	325	318
	AmerisourceBergen Corp.	3.450%	12/15/27	700	674
	AmerisourceBergen Corp.	2.800%	5/15/30	975	851
	AmerisourceBergen Corp.	2.700%	3/15/31	2,000	1,712
	AmerisourceBergen Corp.	4.250%	3/1/45	100	86
	AmerisourceBergen Corp.	4.300%	12/15/47	816	737
	Amgen Inc.	3.625%	5/22/24	1,150	1,148
	Amgen Inc.	1.900%	2/21/25	840	803
	Amgen Inc.	3.125%	5/1/25	300	295
	Amgen Inc.	2.600%	8/19/26	1,845	1,747
	Amgen Inc.	2.200%	2/21/27	2,475	2,276
	Amgen Inc.	3.200%	11/2/27	1,000	956
	Amgen Inc.	1.650%	8/15/28	1,000	858
	Amgen Inc.	2.450%	2/21/30	1,675	1,462
	Amgen Inc.	2.300%	2/25/31	2,100	1,784
	Amgen Inc.	2.000%	1/15/32	1,250	1,017
	Amgen Inc.	3.350%	2/22/32	1,000	916
	Amgen Inc.	3.150%	2/21/40	2,800	2,221
	Amgen Inc.	2.800%	8/15/41	1,000	741
	Amgen Inc.	4.950%	10/1/41	500	490
	Amgen Inc.	5.150%	11/15/41	451	447
	Amgen Inc.	4.400%	5/1/45	2,350	2,133
	Amgen Inc.	4.563%	6/15/48	656	603
	Amgen Inc.	3.375%	2/21/50	1,875	1,438
	Amgen Inc.	4.663%	6/15/51	1,939	1,821
	Amgen Inc.	3.000%	1/15/52	2,500	1,779
	Amgen Inc.	4.200%	2/22/52	1,500	1,316
	Amgen Inc.	2.770%	9/1/53	1,626	1,097
	Amgen Inc.	4.400%	2/22/62	1,200	1,044
[8]	Ascension Health	2.532%	11/15/29	1,056	951
[8]	Ascension Health	3.106%	11/15/39	300	247
	Ascension Health	3.945%	11/15/46	650	602
[8]	Ascension Health	4.847%	11/15/53	610	642
	AstraZeneca Finance LLC	0.700%	5/28/24	1,000	949
	AstraZeneca Finance LLC	1.200%	5/28/26	500	452
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	970
	AstraZeneca Finance LLC	2.250%	5/28/31	500	435
	AstraZeneca plc	3.500%	8/17/23	590	592
	AstraZeneca plc	3.375%	11/16/25	2,574	2,549
	AstraZeneca plc	0.700%	4/8/26	1,000	891
	AstraZeneca plc	3.125%	6/12/27	500	482
	AstraZeneca plc	1.375%	8/6/30	1,020	836
	AstraZeneca plc	6.450%	9/15/37	3,105	3,724
	AstraZeneca plc	4.000%	9/18/42	670	618
	AstraZeneca plc	4.375%	11/16/45	1,975	1,916
	AstraZeneca plc	4.375%	8/17/48	550	541
	AstraZeneca plc	2.125%	8/6/50	500	334
	AstraZeneca plc	3.000%	5/28/51	250	199
	Banner Health	2.338%	1/1/30	375	331
	Banner Health	1.897%	1/1/31	500	414
	Banner Health	2.907%	1/1/42	500	389
[8]	Banner Health	3.181%	1/1/50	225	175
	Banner Health	2.913%	1/1/51	500	376
[8]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	337
[8]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	405
	Baxalta Inc.	4.000%	6/23/25	1,411	1,400

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baxalta Inc.	5.250%	6/23/45	415	414
	Baxter International Inc.	0.868%	12/1/23	950	912
	Baxter International Inc.	1.322%	11/29/24	950	892
	Baxter International Inc.	2.600%	8/15/26	400	375
	Baxter International Inc.	1.915%	2/1/27	2,175	1,948
	Baxter International Inc.	2.272%	12/1/28	1,175	1,029
	Baxter International Inc.	3.950%	4/1/30	555	532
	Baxter International Inc.	1.730%	4/1/31	600	472
	Baxter International Inc.	2.539%	2/1/32	2,675	2,256
	Baxter International Inc.	3.500%	8/15/46	375	293
	Baxter International Inc.	3.132%	12/1/51	1,950	1,419
[8]	Baylor Scott & White Holdings	1.777%	11/15/30	500	410
	Baylor Scott & White Holdings	4.185%	11/15/45	400	376
[8]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	1,094
	Becton Dickinson & Co.	3.363%	6/6/24	873	864
	Becton Dickinson & Co.	3.734%	12/15/24	495	493
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,384
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	879
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	809
	Becton Dickinson & Co.	4.875%	5/15/44	88	80
	Becton Dickinson & Co.	4.685%	12/15/44	769	712
	Becton Dickinson & Co.	4.669%	6/6/47	2,225	2,078
[8]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	364
[8]	BHSH System Obligated Group	3.487%	7/15/49	275	228
	Biogen Inc.	4.050%	9/15/25	1,450	1,436
	Biogen Inc.	2.250%	5/1/30	2,625	2,152
	Biogen Inc.	3.150%	5/1/50	1,395	957
	Biogen Inc.	3.250%	2/15/51	1,089	760
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	236
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	444
[8]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	287
[8]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	206
[8]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	186
	Boston Scientific Corp.	3.450%	3/1/24	318	317
	Boston Scientific Corp.	1.900%	6/1/25	650	613
	Boston Scientific Corp.	2.650%	6/1/30	700	611
	Boston Scientific Corp.	6.750%	11/15/35	325	373
	Boston Scientific Corp.	4.550%	3/1/39	559	520
	Boston Scientific Corp.	7.375%	1/15/40	225	278
	Boston Scientific Corp.	4.700%	3/1/49	1,064	1,017
	Bristol-Myers Squibb Co.	2.000%	8/1/22	700	700
	Bristol-Myers Squibb Co.	3.550%	8/15/22	725	726
	Bristol-Myers Squibb Co.	3.250%	11/1/23	125	125
	Bristol-Myers Squibb Co.	0.537%	11/13/23	825	798
	Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,676
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	456
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,303	1,286
	Bristol-Myers Squibb Co.	3.450%	11/15/27	1,095	1,079
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,700	1,703
	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,050	1,014
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	411
	Bristol-Myers Squibb Co.	2.950%	3/15/32	3,000	2,754
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,272
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,489	1,306
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	320
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,668
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,116	2,076
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,555	3,340
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	813
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,360	2,902
	Bristol-Myers Squibb Co.	3.900%	3/15/62	1,500	1,290
	Cardinal Health Inc.	3.079%	6/15/24	500	492
	Cardinal Health Inc.	3.750%	9/15/25	225	222
	Cardinal Health Inc.	4.600%	3/15/43	400	345
	Cardinal Health Inc.	4.500%	11/15/44	250	214
	Cardinal Health Inc.	4.900%	9/15/45	375	341
	Cardinal Health Inc.	4.368%	6/15/47	500	424
[8]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	366
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Children's Health System of Texas	2.511%	8/15/50	500	341
[8]	Children's Hospital	2.928%	7/15/50	500	356
[8]	Children's Hospital Corp.	4.115%	1/1/47	200	187
[8]	Children's Hospital Corp.	2.585%	2/1/50	200	139
	Children's Hospital Medical Center	4.268%	5/15/44	150	143
[8]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	347
[8]	CHRISTUS Health	4.341%	7/1/28	425	426
[8]	Cigna Corp.	3.050%	11/30/22	500	500
[8]	Cigna Corp.	3.000%	7/15/23	1,375	1,366
	Cigna Corp.	3.750%	7/15/23	476	477
[8]	Cigna Corp.	3.250%	4/15/25	3,576	3,508
[8]	Cigna Corp.	4.500%	2/25/26	1,655	1,677
[8]	Cigna Corp.	3.400%	3/1/27	2,850	2,740
	Cigna Corp.	4.375%	10/15/28	1,775	1,759
	Cigna Corp.	2.400%	3/15/30	1,515	1,301
	Cigna Corp.	4.800%	8/15/38	1,570	1,529
	Cigna Corp.	3.200%	3/15/40	1,250	997
[8]	Cigna Corp.	6.125%	11/15/41	334	366
[8]	Cigna Corp.	4.800%	7/15/46	4,550	4,334
[8]	Cigna Corp.	3.875%	10/15/47	1,775	1,461
	Cigna Corp.	3.400%	3/15/50	1,725	1,319
	Cigna Corp.	3.400%	3/15/51	1,000	769
[8]	City of Hope	5.623%	11/15/43	250	269
[8]	City of Hope	4.378%	8/15/48	500	463
	CommonSpirit Health	2.760%	10/1/24	500	487
	CommonSpirit Health	1.547%	10/1/25	500	458
	CommonSpirit Health	3.347%	10/1/29	725	668
	CommonSpirit Health	2.782%	10/1/30	500	427
[8]	CommonSpirit Health	4.350%	11/1/42	790	708
	CommonSpirit Health	3.817%	10/1/49	225	187
	CommonSpirit Health	4.187%	10/1/49	780	656
	CommonSpirit Health	3.910%	10/1/50	330	264
[8]	Community Health Network Inc.	3.099%	5/1/50	2,000	1,496
[8]	Cottage Health Obligated Group	3.304%	11/1/49	425	336
	CVS Health Corp.	3.375%	8/12/24	360	358
	CVS Health Corp.	3.875%	7/20/25	3,175	3,162
	CVS Health Corp.	2.875%	6/1/26	6,547	6,241
	CVS Health Corp.	3.000%	8/15/26	1,300	1,246
	CVS Health Corp.	3.625%	4/1/27	475	463
	CVS Health Corp.	1.300%	8/21/27	1,000	862
	CVS Health Corp.	4.300%	3/25/28	4,284	4,242
	CVS Health Corp.	3.250%	8/15/29	675	616
	CVS Health Corp.	3.750%	4/1/30	1,563	1,462
	CVS Health Corp.	1.750%	8/21/30	2,000	1,605
	CVS Health Corp.	1.875%	2/28/31	2,000	1,604
	CVS Health Corp.	4.875%	7/20/35	525	519
	CVS Health Corp.	4.780%	3/25/38	4,300	4,070
	CVS Health Corp.	6.125%	9/15/39	375	403
	CVS Health Corp.	4.125%	4/1/40	2,175	1,898
	CVS Health Corp.	2.700%	8/21/40	1,500	1,080
	CVS Health Corp.	5.300%	12/5/43	650	645
	CVS Health Corp.	5.125%	7/20/45	3,775	3,644
	CVS Health Corp.	5.050%	3/25/48	4,465	4,272
	CVS Health Corp.	4.250%	4/1/50	1,700	1,462
	Danaher Corp.	3.350%	9/15/25	1,102	1,085
	Danaher Corp.	2.600%	10/1/50	550	383
	Danaher Corp.	2.800%	12/10/51	500	360
[8]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	269
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	486
	DH Europe Finance II Sarl	2.050%	11/15/22	1,150	1,146
	DH Europe Finance II Sarl	2.200%	11/15/24	1,450	1,392
	DH Europe Finance II Sarl	3.250%	11/15/39	725	601
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	970
	Dignity Health	3.812%	11/1/24	100	99
	Dignity Health	4.500%	11/1/42	550	503
	Dignity Health	5.267%	11/1/64	225	218
[8]	Duke University Health System Inc.	3.920%	6/1/47	450	408

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	464
	Elevance Health Inc.	3.500%	8/15/24	975	971
	Elevance Health Inc.	2.375%	1/15/25	1,409	1,358
	Elevance Health Inc.	2.875%	9/15/29	425	383
	Elevance Health Inc.	2.250%	5/15/30	4,000	3,417
	Elevance Health Inc.	2.550%	3/15/31	1,280	1,106
	Elevance Health Inc.	4.100%	5/15/32	700	682
	Elevance Health Inc.	5.850%	1/15/36	300	326
	Elevance Health Inc.	6.375%	6/15/37	300	348
	Elevance Health Inc.	4.625%	5/15/42	1,275	1,210
	Elevance Health Inc.	4.650%	1/15/43	1,750	1,665
	Elevance Health Inc.	5.100%	1/15/44	1,200	1,202
	Elevance Health Inc.	4.650%	8/15/44	525	498
	Elevance Health Inc.	4.375%	12/1/47	1,100	1,018
	Elevance Health Inc.	4.550%	3/1/48	120	114
	Elevance Health Inc.	3.700%	9/15/49	700	580
	Elevance Health Inc.	3.125%	5/15/50	1,270	958
	Elevance Health Inc.	3.600%	3/15/51	1,500	1,216
	Elevance Health Inc.	4.550%	5/15/52	700	666
	Eli Lilly & Co.	2.750%	6/1/25	380	374
	Eli Lilly & Co.	3.375%	3/15/29	335	326
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,288
	Eli Lilly & Co.	2.500%	9/15/60	500	343
[8]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	431
	Gilead Sciences Inc.	2.500%	9/1/23	1,025	1,015
	Gilead Sciences Inc.	0.750%	9/29/23	562	544
	Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,377
	Gilead Sciences Inc.	3.500%	2/1/25	345	341
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,241
	Gilead Sciences Inc.	2.950%	3/1/27	175	166
	Gilead Sciences Inc.	1.200%	10/1/27	900	775
	Gilead Sciences Inc.	4.600%	9/1/35	700	694
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,165
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	734
	Gilead Sciences Inc.	5.650%	12/1/41	800	856
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,284
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,295
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	2,561
	Gilead Sciences Inc.	2.800%	10/1/50	2,325	1,627
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	1,879
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,140
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	197
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,683
	GlaxoSmithKline Capital plc	0.534%	10/1/23	750	725
	GlaxoSmithKline Capital plc	3.000%	6/1/24	1,025	1,017
[8]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	378
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	462
[8]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	361
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	216
[8]	Hartford HealthCare Corp.	3.447%	7/1/54	300	243
	HCA Inc.	5.000%	3/15/24	1,650	1,656
	HCA Inc.	5.375%	2/1/25	1,750	1,747
	HCA Inc.	5.250%	4/15/25	1,350	1,353
	HCA Inc.	5.875%	2/15/26	500	503
	HCA Inc.	5.250%	6/15/26	1,150	1,142
	HCA Inc.	4.500%	2/15/27	1,535	1,477
	HCA Inc.	5.625%	9/1/28	750	738
	HCA Inc.	4.125%	6/15/29	2,420	2,210
	HCA Inc.	3.500%	9/1/30	2,500	2,132
	HCA Inc.	2.375%	7/15/31	750	579
[12]	HCA Inc.	3.625%	3/15/32	2,500	2,110
	HCA Inc.	5.125%	6/15/39	825	723
[12]	HCA Inc.	4.375%	3/15/42	500	397
	HCA Inc.	5.500%	6/15/47	1,700	1,521
	HCA Inc.	5.250%	6/15/49	1,445	1,247
	HCA Inc.	3.500%	7/15/51	1,000	690
[12]	HCA Inc.	4.625%	3/15/52	2,000	1,600
	Humana Inc.	0.650%	8/3/23	700	678
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	3.850%	10/1/24	861	862
	Humana Inc.	4.500%	4/1/25	750	759
	Humana Inc.	1.350%	2/3/27	500	438
	Humana Inc.	3.950%	3/15/27	950	933
	Humana Inc.	3.125%	8/15/29	400	362
	Humana Inc.	4.875%	4/1/30	480	485
	Humana Inc.	2.150%	2/3/32	500	405
	Humana Inc.	4.625%	12/1/42	375	348
	Humana Inc.	4.950%	10/1/44	620	603
	Humana Inc.	3.950%	8/15/49	470	400
	IHC Health Services Inc.	4.131%	5/15/48	300	281
	Illumina Inc.	2.550%	3/23/31	500	406
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	451
[8]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	364
	Inova Health System Foundation	4.068%	5/15/52	500	458
[8]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	638
[8]	Iowa Health System	3.665%	2/15/50	400	327
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	519
	Johnson & Johnson	3.375%	12/5/23	650	653
	Johnson & Johnson	2.625%	1/15/25	1,506	1,488
	Johnson & Johnson	0.550%	9/1/25	925	854
	Johnson & Johnson	2.450%	3/1/26	1,600	1,555
	Johnson & Johnson	0.950%	9/1/27	1,225	1,080
	Johnson & Johnson	2.900%	1/15/28	1,100	1,063
	Johnson & Johnson	1.300%	9/1/30	1,050	885
	Johnson & Johnson	4.950%	5/15/33	550	598
	Johnson & Johnson	4.375%	12/5/33	900	931
	Johnson & Johnson	3.550%	3/1/36	1,325	1,256
	Johnson & Johnson	3.625%	3/3/37	2,150	2,042
	Johnson & Johnson	5.950%	8/15/37	745	887
	Johnson & Johnson	5.850%	7/15/38	325	376
	Johnson & Johnson	2.100%	9/1/40	925	677
	Johnson & Johnson	4.500%	9/1/40	419	423
	Johnson & Johnson	4.850%	5/15/41	225	236
	Johnson & Johnson	4.500%	12/5/43	550	554
	Johnson & Johnson	3.700%	3/1/46	1,750	1,616
	Johnson & Johnson	3.750%	3/3/47	500	464
	Johnson & Johnson	3.500%	1/15/48	250	223
	Johnson & Johnson	2.250%	9/1/50	925	647
	Johnson & Johnson	2.450%	9/1/60	1,525	1,035
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,031	1,002
[8]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	383
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	944
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	628
[8]	Kaiser Foundation Hospitals	3.266%	11/1/49	375	295
[8]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	1,122
	Koninklijke Philips NV	6.875%	3/11/38	300	343
	Koninklijke Philips NV	5.000%	3/15/42	785	758
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	493
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	407
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,401
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	447
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	434
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	461
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	420
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	712
[8]	Mass General Brigham Inc.	3.765%	7/1/48	150	131
[8]	Mass General Brigham Inc.	3.192%	7/1/49	400	313

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Mass General Brigham Inc.	4.117%	7/1/55	275	248
[8]	Mass General Brigham Inc.	3.342%	7/1/60	725	540
[8]	Mayo Clinic	3.774%	11/15/43	250	224
[8]	Mayo Clinic	4.000%	11/15/47	150	139
[8]	Mayo Clinic	4.128%	11/15/52	125	119
[8]	Mayo Clinic	3.196%	11/15/61	750	564
	McKesson Corp.	0.900%	12/3/25	750	675
[8]	MedStar Health Inc.	3.626%	8/15/49	250	204
	Medtronic Inc.	4.375%	3/15/35	3,108	3,103
	Medtronic Inc.	4.625%	3/15/45	754	756
	Memorial Health Services	3.447%	11/1/49	500	410
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	104
[8]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	189
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	418
[8]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	137
	Merck & Co. Inc.	2.900%	3/7/24	500	497
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,221
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,488
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,318
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,452
	Merck & Co. Inc.	1.450%	6/24/30	770	640
	Merck & Co. Inc.	2.150%	12/10/31	3,350	2,884
	Merck & Co. Inc.	6.500%	12/1/33	525	633
	Merck & Co. Inc.	3.900%	3/7/39	600	567
	Merck & Co. Inc.	2.350%	6/24/40	775	584
	Merck & Co. Inc.	3.600%	9/15/42	1,425	1,249
	Merck & Co. Inc.	4.150%	5/18/43	980	930
	Merck & Co. Inc.	3.700%	2/10/45	2,295	2,017
	Merck & Co. Inc.	4.000%	3/7/49	600	554
	Merck & Co. Inc.	2.450%	6/24/50	750	529
	Merck & Co. Inc.	2.750%	12/10/51	3,675	2,723
	Merck & Co. Inc.	2.900%	12/10/61	1,200	854
[8]	Mercy Health	4.302%	7/1/28	175	176
[8]	Methodist Hospital	2.705%	12/1/50	500	350
[8]	Montefiore Obligated Group	5.246%	11/1/48	600	509
[8]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	175
[8]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	380
[8]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	376
	MultiCare Health System	2.803%	8/15/50	500	358
	Mylan Inc.	4.200%	11/29/23	705	703
	Mylan Inc.	4.550%	4/15/28	575	548
	Mylan Inc.	5.400%	11/29/43	400	335
	Mylan Inc.	5.200%	4/15/48	625	496
	New York & Presbyterian Hospital	4.024%	8/1/45	480	438
	New York & Presbyterian Hospital	4.063%	8/1/56	425	388
	New York & Presbyterian Hospital	2.606%	8/1/60	500	317
[8]	New York & Presbyterian Hospital	3.954%	8/1/19	400	309
	Northwell Healthcare Inc.	3.979%	11/1/46	525	453
	Northwell Healthcare Inc.	4.260%	11/1/47	850	768
	Northwell Healthcare Inc.	3.809%	11/1/49	375	310
	Novant Health Inc.	2.637%	11/1/36	500	402
	Novant Health Inc.	3.168%	11/1/51	500	385
	Novant Health Inc.	3.318%	11/1/61	1,000	761
	Novartis Capital Corp.	3.400%	5/6/24	2,735	2,748
	Novartis Capital Corp.	1.750%	2/14/25	255	246
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,382
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,178
	Novartis Capital Corp.	3.100%	5/17/27	800	781
	Novartis Capital Corp.	2.200%	8/14/30	2,175	1,918
	Novartis Capital Corp.	3.700%	9/21/42	525	475
	Novartis Capital Corp.	4.400%	5/6/44	1,050	1,048
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,116
	Novartis Capital Corp.	2.750%	8/14/50	850	661
[8]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	173
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	NYU Langone Hospitals	5.750%	7/1/43	375	418
	NYU Langone Hospitals	4.784%	7/1/44	325	317
[8]	NYU Langone Hospitals	4.368%	7/1/47	425	387
[8]	NYU Langone Hospitals	3.380%	7/1/55	525	395
[8]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	403
	OhioHealth Corp.	2.297%	11/15/31	500	428
	OhioHealth Corp.	2.834%	11/15/41	500	385
[8]	OhioHealth Corp.	3.042%	11/15/50	300	229
	Orlando Health Obligated Group	4.089%	10/1/48	225	201
	Orlando Health Obligated Group	3.327%	10/1/50	500	397
[8]	PeaceHealth Obligated Group	4.787%	11/15/48	300	297
[8]	PeaceHealth Obligated Group	3.218%	11/15/50	500	377
	PerkinElmer Inc.	0.550%	9/15/23	500	481
	PerkinElmer Inc.	0.850%	9/15/24	500	464
	PerkinElmer Inc.	1.900%	9/15/28	500	417
	PerkinElmer Inc.	3.300%	9/15/29	650	571
	PerkinElmer Inc.	2.550%	3/15/31	500	407
	PerkinElmer Inc.	2.250%	9/15/31	500	395
	PerkinElmer Inc.	3.625%	3/15/51	350	262
	Pfizer Inc.	3.200%	9/15/23	475	476
	Pfizer Inc.	2.950%	3/15/24	500	498
	Pfizer Inc.	3.400%	5/15/24	200	201
	Pfizer Inc.	0.800%	5/28/25	300	280
	Pfizer Inc.	2.750%	6/3/26	2,556	2,490
	Pfizer Inc.	3.000%	12/15/26	1,295	1,266
	Pfizer Inc.	3.600%	9/15/28	600	597
	Pfizer Inc.	3.450%	3/15/29	750	729
	Pfizer Inc.	2.625%	4/1/30	1,175	1,073
	Pfizer Inc.	1.700%	5/28/30	1,750	1,492
	Pfizer Inc.	1.750%	8/18/31	1,900	1,589
	Pfizer Inc.	4.000%	12/15/36	1,050	1,022
	Pfizer Inc.	4.100%	9/15/38	600	579
	Pfizer Inc.	3.900%	3/15/39	550	519
	Pfizer Inc.	7.200%	3/15/39	1,015	1,330
	Pfizer Inc.	2.550%	5/28/40	750	591
	Pfizer Inc.	4.300%	6/15/43	780	754
	Pfizer Inc.	4.400%	5/15/44	725	710
	Pfizer Inc.	4.125%	12/15/46	1,575	1,513
	Pfizer Inc.	4.200%	9/15/48	500	487
	Pfizer Inc.	4.000%	3/15/49	850	800
	Pfizer Inc.	2.700%	5/28/50	3,275	2,505
	Pharmacia LLC	6.600%	12/1/28	912	1,030
[8]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	410
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	356
	Presbyterian Healthcare Services	4.875%	8/1/52	500	520
[8]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	436
[8]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	443
[8]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	277
[8]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	350
	Quest Diagnostics Inc.	4.250%	4/1/24	300	301
	Quest Diagnostics Inc.	3.500%	3/30/25	250	246
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,112
	Quest Diagnostics Inc.	4.200%	6/30/29	350	340
	Quest Diagnostics Inc.	2.950%	6/30/30	800	705
	Quest Diagnostics Inc.	2.800%	6/30/31	425	365
	Quest Diagnostics Inc.	5.750%	1/30/40	61	64
	Quest Diagnostics Inc.	4.700%	3/30/45	200	180
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	802
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	610
	Royalty Pharma plc	0.750%	9/2/23	500	481
	Royalty Pharma plc	1.200%	9/2/25	1,000	896
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,194
	Royalty Pharma plc	2.200%	9/2/30	900	726
	Royalty Pharma plc	3.300%	9/2/40	1,000	739
	Royalty Pharma plc	3.550%	9/2/50	800	559

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royalty Pharma plc	3.350%	9/2/51	500	338
[8]	Rush Obligated Group	3.922%	11/15/29	245	235
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	308
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	82
	Sanofi	3.625%	6/19/28	1,000	986
[8]	Seattle Children's Hospital	2.719%	10/1/50	500	351
[8]	Sharp HealthCare	2.680%	8/1/50	500	352
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	934	924
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,578
	Smith & Nephew plc	2.032%	10/14/30	820	650
[8]	SSM Health Care Corp.	3.823%	6/1/27	375	373
[8]	Stanford Health Care	3.795%	11/15/48	450	396
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	467
	Stryker Corp.	0.600%	12/1/23	500	479
	Stryker Corp.	3.375%	5/15/24	475	472
	Stryker Corp.	1.150%	6/15/25	400	369
	Stryker Corp.	3.375%	11/1/25	500	490
	Stryker Corp.	3.500%	3/15/26	890	873
	Stryker Corp.	3.650%	3/7/28	450	436
	Stryker Corp.	4.100%	4/1/43	325	281
	Stryker Corp.	4.375%	5/15/44	1,275	1,149
	Stryker Corp.	4.625%	3/15/46	155	148
[8]	Sutter Health	1.321%	8/15/25	500	461
[8]	Sutter Health	3.695%	8/15/28	300	292
[8]	Sutter Health	2.294%	8/15/30	500	428
[8]	Sutter Health	3.161%	8/15/40	500	391
[8]	Sutter Health	4.091%	8/15/48	375	329
[8]	Sutter Health	3.361%	8/15/50	475	364
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	2,500	2,518
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	2,460	2,509
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	1,861
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,700	2,077
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,790	1,332
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	657
	Texas Health Resources	2.328%	11/15/50	500	324
[8]	Texas Health Resources	4.330%	11/15/55	100	95
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	900	873
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	900	854
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	437
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	807
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,678
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,500	1,176
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	374
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	372
[8]	Toledo Hospital	5.325%	11/15/28	275	259
	Toledo Hospital	6.015%	11/15/48	325	303
[8]	Trinity Health Corp.	2.632%	12/1/40	500	368
	Trinity Health Corp.	4.125%	12/1/45	450	416
	UnitedHealth Group Inc.	2.375%	8/15/24	550	539
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,753
	UnitedHealth Group Inc.	3.700%	12/15/25	200	200
	UnitedHealth Group Inc.	1.250%	1/15/26	781	721
	UnitedHealth Group Inc.	3.100%	3/15/26	750	735
	UnitedHealth Group Inc.	1.150%	5/15/26	500	455
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,622
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,090
	UnitedHealth Group Inc.	3.875%	12/15/28	500	497
	UnitedHealth Group Inc.	2.875%	8/15/29	475	439
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,516
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,511
	UnitedHealth Group Inc.	6.500%	6/15/37	200	242
	UnitedHealth Group Inc.	6.625%	11/15/37	325	394
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,680
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,317
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	1,748
	UnitedHealth Group Inc.	5.950%	2/15/41	240	271
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,132
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.375%	3/15/42	325	312
	UnitedHealth Group Inc.	3.950%	10/15/42	800	720
	UnitedHealth Group Inc.	4.250%	3/15/43	75	71
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,326
	UnitedHealth Group Inc.	4.200%	1/15/47	775	725
	UnitedHealth Group Inc.	4.250%	4/15/47	950	894
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,122
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	1,054
	UnitedHealth Group Inc.	3.700%	8/15/49	680	581
	UnitedHealth Group Inc.	2.900%	5/15/50	520	386
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,495
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	1,943
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	1,937
[12]	Universal Health Services Inc.	2.650%	10/15/30	700	558
[8]	UPMC	3.600%	4/3/25	400	397
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,100	1,037
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	1,813
	Viatris Inc.	1.650%	6/22/25	600	544
	Viatris Inc.	2.300%	6/22/27	1,350	1,155
	Viatris Inc.	3.850%	6/22/40	425	299
	Viatris Inc.	4.000%	6/22/50	925	616
[8]	WakeMed	3.286%	10/1/52	500	380
[8]	Willis-Knighton Medical Center	4.813%	9/1/48	200	201
[8]	Willis-Knighton Medical Center	3.065%	3/1/51	500	359
	Wyeth LLC	7.250%	3/1/23	350	360
	Wyeth LLC	6.450%	2/1/24	780	816
	Wyeth LLC	6.500%	2/1/34	500	597
	Wyeth LLC	6.000%	2/15/36	410	470
	Wyeth LLC	5.950%	4/1/37	1,605	1,852
[8]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	341
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	627
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	700	660
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,000	960
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	700	571
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	205
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	240
	Zoetis Inc.	4.500%	11/13/25	350	355
	Zoetis Inc.	3.000%	9/12/27	800	755
	Zoetis Inc.	3.900%	8/20/28	400	388
	Zoetis Inc.	2.000%	5/15/30	575	481
	Zoetis Inc.	4.700%	2/1/43	900	866
	Zoetis Inc.	3.950%	9/12/47	400	347
	Zoetis Inc.	4.450%	8/20/48	325	306
	Zoetis Inc.	3.000%	5/15/50	250	186
					566,918
Industrials (0.8%)
[8]	3M Co.	3.250%	2/14/24	400	400
	3M Co.	2.000%	2/14/25	600	578
	3M Co.	2.650%	4/15/25	1,069	1,043
[8]	3M Co.	2.250%	9/19/26	100	94
	3M Co.	2.875%	10/15/27	1,639	1,574
[8]	3M Co.	3.375%	3/1/29	650	625
	3M Co.	2.375%	8/26/29	1,555	1,392
	3M Co.	3.050%	4/15/30	600	557
[8]	3M Co.	3.125%	9/19/46	1,125	884
[8]	3M Co.	3.625%	10/15/47	450	384
[8]	3M Co.	4.000%	9/14/48	182	165
	3M Co.	3.250%	8/26/49	375	299
	3M Co.	3.700%	4/15/50	1,200	1,034
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	559
	Allegion plc	3.500%	10/1/29	325	288
	Allegion US Holding Co. Inc.	3.200%	10/1/24	128	124
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	322
[8]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	750	636
[8]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	204	187

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	332	304
[8]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	742	668
[8]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	168	149
[8]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	379	347
[8]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	314	283
[8]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	196	172
	Amphenol Corp.	3.200%	4/1/24	200	198
	Amphenol Corp.	2.050%	3/1/25	170	162
	Amphenol Corp.	4.350%	6/1/29	300	294
	Amphenol Corp.	2.800%	2/15/30	750	652
	Amphenol Corp.	2.200%	9/15/31	400	327
[8]	BNSF Funding Trust I	6.613%	12/15/55	325	319
	Boeing Co.	2.800%	3/1/23	345	343
	Boeing Co.	4.508%	5/1/23	2,625	2,636
	Boeing Co.	1.875%	6/15/23	500	489
	Boeing Co.	1.950%	2/1/24	500	483
	Boeing Co.	1.433%	2/4/24	2,225	2,129
	Boeing Co.	2.800%	3/1/24	450	441
	Boeing Co.	2.850%	10/30/24	450	437
	Boeing Co.	4.875%	5/1/25	3,980	3,965
	Boeing Co.	2.750%	2/1/26	500	464
	Boeing Co.	2.196%	2/4/26	5,000	4,512
	Boeing Co.	3.100%	5/1/26	400	374
	Boeing Co.	2.250%	6/15/26	325	293
	Boeing Co.	2.700%	2/1/27	1,715	1,526
	Boeing Co.	2.800%	3/1/27	1,846	1,653
	Boeing Co.	5.040%	5/1/27	1,760	1,739
	Boeing Co.	3.250%	2/1/28	1,350	1,211
	Boeing Co.	3.250%	3/1/28	275	247
	Boeing Co.	3.450%	11/1/28	1,000	893
	Boeing Co.	3.200%	3/1/29	900	780
	Boeing Co.	2.950%	2/1/30	500	415
	Boeing Co.	5.150%	5/1/30	1,915	1,837
	Boeing Co.	3.625%	2/1/31	2,350	2,034
	Boeing Co.	6.125%	2/15/33	325	332
	Boeing Co.	3.600%	5/1/34	1,375	1,094
	Boeing Co.	3.250%	2/1/35	600	457
	Boeing Co.	6.625%	2/15/38	100	103
	Boeing Co.	3.500%	3/1/39	200	144
	Boeing Co.	6.875%	3/15/39	285	296
	Boeing Co.	5.875%	2/15/40	545	511
	Boeing Co.	5.705%	5/1/40	3,965	3,704
	Boeing Co.	3.375%	6/15/46	450	298
	Boeing Co.	3.650%	3/1/47	475	322
	Boeing Co.	3.850%	11/1/48	200	142
	Boeing Co.	3.900%	5/1/49	650	462
	Boeing Co.	3.750%	2/1/50	1,100	776
	Boeing Co.	5.805%	5/1/50	5,000	4,604
	Boeing Co.	3.825%	3/1/59	225	145
	Boeing Co.	3.950%	8/1/59	360	243
	Boeing Co.	5.930%	5/1/60	3,415	3,124
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	625	629
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	403
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	401
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	247
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	276
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	775
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	856
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	146
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	906
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	688
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	690
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,298
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	201
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	542
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	473
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	808
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	519
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,106
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,539
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	455
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	587
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	488
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	207
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,875	1,712
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	529
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	572
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	643
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	427
	Canadian National Railway Co.	2.950%	11/21/24	288	283
	Canadian National Railway Co.	2.750%	3/1/26	375	360
	Canadian National Railway Co.	6.250%	8/1/34	350	399
	Canadian National Railway Co.	6.200%	6/1/36	350	393
	Canadian National Railway Co.	6.375%	11/15/37	350	400
	Canadian National Railway Co.	3.200%	8/2/46	500	391
	Canadian National Railway Co.	2.450%	5/1/50	1,700	1,141
	Canadian Pacific Railway Co.	1.350%	12/2/24	1,000	943
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	97
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,000	905
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	339
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	320
	Canadian Pacific Railway Co.	2.450%	12/2/31	930	798
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	856
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,572
	Canadian Pacific Railway Co.	4.800%	8/1/45	675	662
	Canadian Pacific Railway Co.	3.100%	12/2/51	2,500	1,842
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	863
	Carrier Global Corp.	2.242%	2/15/25	1,600	1,520
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,346
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,269
	Carrier Global Corp.	2.700%	2/15/31	390	330
	Carrier Global Corp.	3.377%	4/5/40	1,950	1,532
	Carrier Global Corp.	3.577%	4/5/50	1,900	1,442
[8]	Caterpillar Financial Services Corp.	1.950%	11/18/22	1,300	1,297
[8]	Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	998
	Caterpillar Financial Services Corp.	0.650%	7/7/23	500	488
[8]	Caterpillar Financial Services Corp.	0.450%	9/14/23	1,825	1,771
[8]	Caterpillar Financial Services Corp.	3.650%	12/7/23	400	403
[8]	Caterpillar Financial Services Corp.	0.950%	1/10/24	925	895
[8]	Caterpillar Financial Services Corp.	2.850%	5/17/24	325	322
[8]	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	729
[8]	Caterpillar Financial Services Corp.	0.600%	9/13/24	500	471
[8]	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,572	1,570
[8]	Caterpillar Financial Services Corp.	1.450%	5/15/25	375	354
[8]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	750
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	190
[8]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	451
[8]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	458
[8]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,317

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	3.400%	5/15/24	450	451
	Caterpillar Inc.	2.600%	4/9/30	3,135	2,845
	Caterpillar Inc.	6.050%	8/15/36	720	832
	Caterpillar Inc.	5.200%	5/27/41	475	510
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,372
	Caterpillar Inc.	4.300%	5/15/44	375	364
	Caterpillar Inc.	3.250%	9/19/49	1,600	1,315
	Caterpillar Inc.	3.250%	4/9/50	700	579
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	121
	CNH Industrial Capital LLC	1.950%	7/2/23	250	244
	CNH Industrial Capital LLC	4.200%	1/15/24	2,455	2,455
	CNH Industrial Capital LLC	1.875%	1/15/26	260	236
	CNH Industrial Capital LLC	1.450%	7/15/26	400	354
[8]	CNH Industrial NV	3.850%	11/15/27	375	353
[8]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	375	357
	Crane Holdings Co.	4.450%	12/15/23	400	403
	Crane Holdings Co.	4.200%	3/15/48	525	426
	CSX Corp.	3.400%	8/1/24	400	397
	CSX Corp.	3.350%	11/1/25	400	393
	CSX Corp.	2.600%	11/1/26	200	188
	CSX Corp.	3.250%	6/1/27	650	624
	CSX Corp.	3.800%	3/1/28	1,275	1,246
	CSX Corp.	4.250%	3/15/29	900	896
	CSX Corp.	2.400%	2/15/30	2,525	2,212
	CSX Corp.	6.150%	5/1/37	1,000	1,120
	CSX Corp.	6.220%	4/30/40	599	677
	CSX Corp.	5.500%	4/15/41	725	762
	CSX Corp.	4.750%	5/30/42	460	437
	CSX Corp.	4.400%	3/1/43	93	85
	CSX Corp.	4.100%	3/15/44	800	702
	CSX Corp.	3.800%	11/1/46	400	338
	CSX Corp.	4.300%	3/1/48	1,000	916
	CSX Corp.	4.500%	3/15/49	900	841
	CSX Corp.	3.800%	4/15/50	605	510
	CSX Corp.	2.500%	5/15/51	500	338
	CSX Corp.	4.250%	11/1/66	500	425
	CSX Corp.	4.650%	3/1/68	275	251
	Cummins Inc.	3.650%	10/1/23	350	352
	Cummins Inc.	0.750%	9/1/25	821	750
	Cummins Inc.	1.500%	9/1/30	800	648
	Cummins Inc.	4.875%	10/1/43	525	532
	Cummins Inc.	2.600%	9/1/50	600	411
	Deere & Co.	2.750%	4/15/25	750	734
	Deere & Co.	5.375%	10/16/29	455	492
	Deere & Co.	3.100%	4/15/30	770	719
	Deere & Co.	7.125%	3/3/31	400	481
	Deere & Co.	3.900%	6/9/42	1,000	938
	Deere & Co.	2.875%	9/7/49	200	157
	Deere & Co.	3.750%	4/15/50	650	594
[12]	Delta Air Lines Inc.	7.000%	5/1/25	1,169	1,183
[12]	Delta Air Lines Inc.	4.750%	10/20/28	500	472
[8]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	430	415
[8]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	352	309
	Dover Corp.	2.950%	11/4/29	575	523
	Dover Corp.	5.375%	3/1/41	280	282
	Eaton Corp.	2.750%	11/2/22	1,075	1,074
	Eaton Corp.	3.103%	9/15/27	665	635
	Eaton Corp.	4.000%	11/2/32	717	696
	Eaton Corp.	4.150%	11/2/42	75	67
	Eaton Corp.	3.915%	9/15/47	550	468
	Emerson Electric Co.	3.150%	6/1/25	450	445
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,768
	Emerson Electric Co.	1.800%	10/15/27	750	672
	Emerson Electric Co.	2.000%	12/21/28	1,000	883
	Emerson Electric Co.	1.950%	10/15/30	375	316
	Emerson Electric Co.	2.200%	12/21/31	900	762
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Emerson Electric Co.	5.250%	11/15/39	135	142
	Emerson Electric Co.	2.750%	10/15/50	450	324
	Emerson Electric Co.	2.800%	12/21/51	900	658
	FedEx Corp.	3.250%	4/1/26	500	491
	FedEx Corp.	3.400%	2/15/28	1,000	955
	FedEx Corp.	3.100%	8/5/29	825	753
	FedEx Corp.	4.250%	5/15/30	1,600	1,559
	FedEx Corp.	2.400%	5/15/31	450	379
	FedEx Corp.	3.900%	2/1/35	200	179
	FedEx Corp.	3.250%	5/15/41	450	352
	FedEx Corp.	3.875%	8/1/42	200	167
	FedEx Corp.	4.100%	4/15/43	300	253
	FedEx Corp.	5.100%	1/15/44	600	578
	FedEx Corp.	4.100%	2/1/45	300	252
	FedEx Corp.	4.750%	11/15/45	1,075	987
	FedEx Corp.	4.550%	4/1/46	2,050	1,837
	FedEx Corp.	4.400%	1/15/47	800	701
	FedEx Corp.	4.050%	2/15/48	700	587
	FedEx Corp.	4.950%	10/17/48	750	715
	FedEx Corp.	5.250%	5/15/50	1,150	1,148
	FedEx Corp.	4.500%	2/1/65	150	127
[8]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	757	651
	Flowserve Corp.	3.500%	10/1/30	500	423
	Fortive Corp.	3.150%	6/15/26	585	553
	Fortive Corp.	4.300%	6/15/46	425	370
	General Dynamics Corp.	2.250%	11/15/22	900	898
	General Dynamics Corp.	1.875%	8/15/23	500	493
	General Dynamics Corp.	3.250%	4/1/25	525	521
	General Dynamics Corp.	3.500%	5/15/25	1,500	1,496
	General Dynamics Corp.	2.125%	8/15/26	250	234
	General Dynamics Corp.	3.500%	4/1/27	350	344
	General Dynamics Corp.	2.625%	11/15/27	500	467
	General Dynamics Corp.	3.750%	5/15/28	705	694
	General Dynamics Corp.	3.625%	4/1/30	755	731
	General Dynamics Corp.	2.250%	6/1/31	500	437
	General Dynamics Corp.	4.250%	4/1/40	570	545
	General Dynamics Corp.	3.600%	11/15/42	625	537
[8]	General Electric Co.	3.150%	9/7/22	318	318
[8]	General Electric Co.	6.750%	3/15/32	1,185	1,326
[8]	General Electric Co.	5.875%	1/14/38	2,512	2,616
	Honeywell International Inc.	2.150%	8/8/22	600	600
	Honeywell International Inc.	0.483%	8/19/22	140	140
	Honeywell International Inc.	3.350%	12/1/23	1,175	1,179
	Honeywell International Inc.	2.300%	8/15/24	800	786
	Honeywell International Inc.	1.350%	6/1/25	3,730	3,517
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,099
	Honeywell International Inc.	1.100%	3/1/27	1,150	1,023
	Honeywell International Inc.	2.700%	8/15/29	350	322
	Honeywell International Inc.	1.950%	6/1/30	1,125	966
	Honeywell International Inc.	1.750%	9/1/31	1,150	952
	Honeywell International Inc.	5.700%	3/15/36	300	337
	Honeywell International Inc.	5.700%	3/15/37	305	346
	Honeywell International Inc.	5.375%	3/1/41	855	925
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	500	482
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	250	244
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	400	375
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,500	2,128
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	754
	IDEX Corp.	3.000%	5/1/30	300	261
	Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,149
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,052
	Illinois Tool Works Inc.	3.900%	9/1/42	800	707
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	400
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	642
[8]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	631	580
[8]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	445	377

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	John Deere Capital Corp.	0.700%	7/5/23	375	366
[8]	John Deere Capital Corp.	0.400%	10/10/23	500	484
	John Deere Capital Corp.	3.650%	10/12/23	200	201
[8]	John Deere Capital Corp.	0.900%	1/10/24	700	677
[8]	John Deere Capital Corp.	0.450%	1/17/24	1,000	959
[8]	John Deere Capital Corp.	2.600%	3/7/24	400	396
[8]	John Deere Capital Corp.	3.350%	6/12/24	700	701
[8]	John Deere Capital Corp.	0.625%	9/10/24	925	874
[8]	John Deere Capital Corp.	2.050%	1/9/25	575	557
[8]	John Deere Capital Corp.	1.250%	1/10/25	1,000	949
[8]	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,227
	John Deere Capital Corp.	3.400%	6/6/25	500	498
[8]	John Deere Capital Corp.	3.400%	9/11/25	325	324
[8]	John Deere Capital Corp.	0.700%	1/15/26	500	452
[8]	John Deere Capital Corp.	2.650%	6/10/26	300	288
[8]	John Deere Capital Corp.	1.050%	6/17/26	500	453
[8]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,549
[8]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,827
[8]	John Deere Capital Corp.	2.800%	9/8/27	250	238
[8]	John Deere Capital Corp.	3.050%	1/6/28	600	576
[8]	John Deere Capital Corp.	1.500%	3/6/28	500	441
[8]	John Deere Capital Corp.	3.450%	3/7/29	623	602
[8]	John Deere Capital Corp.	2.800%	7/18/29	490	451
[8]	John Deere Capital Corp.	2.450%	1/9/30	1,000	896
	John Deere Capital Corp.	1.450%	1/15/31	500	407
[8]	Johnson Controls International plc	3.625%	7/2/24	442	437
[8]	Johnson Controls International plc	3.900%	2/14/26	219	218
	Johnson Controls International plc	1.750%	9/15/30	500	407
	Johnson Controls International plc	2.000%	9/16/31	500	397
[8]	Johnson Controls International plc	6.000%	1/15/36	210	228
[8]	Johnson Controls International plc	4.625%	7/2/44	800	719
[8]	Johnson Controls International plc	5.125%	9/14/45	80	77
	Johnson Controls International plc	4.500%	2/15/47	400	350
[8]	Johnson Controls International plc	4.950%	7/2/64	286	252
	Kansas City Southern	2.875%	11/15/29	550	492
[8]	Kansas City Southern	4.300%	5/15/43	500	435
[8]	Kansas City Southern	4.950%	8/15/45	500	483
	Kansas City Southern	3.500%	5/1/50	1,600	1,249
	Kennametal Inc.	4.625%	6/15/28	1,000	974
	Keysight Technologies Inc.	4.550%	10/30/24	734	744
	Keysight Technologies Inc.	4.600%	4/6/27	375	376
	Keysight Technologies Inc.	3.000%	10/30/29	425	378
	Kirby Corp.	4.200%	3/1/28	1,200	1,117
	L3Harris Technologies Inc.	3.950%	5/28/24	270	271
	L3Harris Technologies Inc.	3.832%	4/27/25	550	543
	L3Harris Technologies Inc.	3.850%	12/15/26	831	815
[8]	L3Harris Technologies Inc.	4.400%	6/15/28	600	589
	L3Harris Technologies Inc.	2.900%	12/15/29	750	666
	L3Harris Technologies Inc.	1.800%	1/15/31	600	479
	L3Harris Technologies Inc.	4.854%	4/27/35	100	98
	L3Harris Technologies Inc.	5.054%	4/27/45	475	462
	Lennox International Inc.	3.000%	11/15/23	100	99
	Lennox International Inc.	1.350%	8/1/25	500	458
	Lennox International Inc.	1.700%	8/1/27	500	437
	Lockheed Martin Corp.	3.550%	1/15/26	600	601
	Lockheed Martin Corp.	3.900%	6/15/32	175	173
	Lockheed Martin Corp.	3.600%	3/1/35	485	446
	Lockheed Martin Corp.	4.500%	5/15/36	565	565
[8]	Lockheed Martin Corp.	6.150%	9/1/36	1,915	2,215
	Lockheed Martin Corp.	5.720%	6/1/40	316	348
	Lockheed Martin Corp.	4.070%	12/15/42	3,275	3,040
	Lockheed Martin Corp.	3.800%	3/1/45	750	662
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,060
	Lockheed Martin Corp.	2.800%	6/15/50	700	523
	Lockheed Martin Corp.	4.090%	9/15/52	622	580
	Lockheed Martin Corp.	4.300%	6/15/62	300	282
	Norfolk Southern Corp.	3.850%	1/15/24	200	200
	Norfolk Southern Corp.	3.650%	8/1/25	415	412
	Norfolk Southern Corp.	7.800%	5/15/27	100	115
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	3.150%	6/1/27	125	119
	Norfolk Southern Corp.	3.800%	8/1/28	750	737
	Norfolk Southern Corp.	2.550%	11/1/29	1,200	1,075
	Norfolk Southern Corp.	3.000%	3/15/32	550	496
	Norfolk Southern Corp.	4.837%	10/1/41	565	552
	Norfolk Southern Corp.	3.950%	10/1/42	425	372
	Norfolk Southern Corp.	4.450%	6/15/45	975	909
	Norfolk Southern Corp.	4.650%	1/15/46	300	288
	Norfolk Southern Corp.	3.942%	11/1/47	850	738
	Norfolk Southern Corp.	4.150%	2/28/48	50	45
	Norfolk Southern Corp.	4.100%	5/15/49	615	544
	Norfolk Southern Corp.	3.400%	11/1/49	330	261
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,176
	Norfolk Southern Corp.	4.050%	8/15/52	973	847
	Norfolk Southern Corp.	4.550%	6/1/53	500	472
	Norfolk Southern Corp.	3.155%	5/15/55	756	550
	Norfolk Southern Corp.	4.100%	5/15/21	500	379
	Northrop Grumman Corp.	3.250%	8/1/23	500	500
	Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,273
	Northrop Grumman Corp.	3.200%	2/1/27	675	648
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,230
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,539
	Northrop Grumman Corp.	5.050%	11/15/40	850	850
	Northrop Grumman Corp.	4.750%	6/1/43	1,550	1,486
	Northrop Grumman Corp.	4.030%	10/15/47	2,950	2,619
	Northrop Grumman Corp.	5.250%	5/1/50	795	840
	nVent Finance Sarl	4.550%	4/15/28	300	290
	Oshkosh Corp.	4.600%	5/15/28	400	394
	Oshkosh Corp.	3.100%	3/1/30	80	68
	Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,491
	Otis Worldwide Corp.	2.293%	4/5/27	1,350	1,225
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,210
	Otis Worldwide Corp.	3.112%	2/15/40	2,000	1,551
	Otis Worldwide Corp.	3.362%	2/15/50	550	414
[8]	PACCAR Financial Corp.	2.300%	8/10/22	250	250
	PACCAR Financial Corp.	3.400%	8/9/23	300	300
[8]	PACCAR Financial Corp.	0.350%	8/11/23	500	485
[8]	PACCAR Financial Corp.	0.350%	2/2/24	500	477
[8]	PACCAR Financial Corp.	3.150%	6/13/24	500	498
[8]	PACCAR Financial Corp.	2.150%	8/15/24	250	243
[8]	PACCAR Financial Corp.	0.900%	11/8/24	500	470
[8]	PACCAR Financial Corp.	1.800%	2/6/25	750	717
	Parker-Hannifin Corp.	2.700%	6/14/24	475	464
	Parker-Hannifin Corp.	3.650%	6/15/24	1,075	1,068
[8]	Parker-Hannifin Corp.	3.300%	11/21/24	467	460
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,793
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	914
[8]	Parker-Hannifin Corp.	4.200%	11/21/34	200	186
[8]	Parker-Hannifin Corp.	6.250%	5/15/38	575	629
	Parker-Hannifin Corp.	4.100%	3/1/47	500	425
	Parker-Hannifin Corp.	4.000%	6/14/49	950	804
[10]	Pentair Finance Sarl	5.900%	7/15/32	500	500
	Precision Castparts Corp.	3.250%	6/15/25	675	673
	Precision Castparts Corp.	3.900%	1/15/43	375	332
	Precision Castparts Corp.	4.375%	6/15/45	275	262
	Raytheon Technologies Corp.	3.200%	3/15/24	775	773
	Raytheon Technologies Corp.	3.950%	8/16/25	1,680	1,687
	Raytheon Technologies Corp.	3.500%	3/15/27	2,885	2,819
	Raytheon Technologies Corp.	3.125%	5/4/27	975	933
	Raytheon Technologies Corp.	7.200%	8/15/27	75	85
	Raytheon Technologies Corp.	4.125%	11/16/28	3,445	3,403
	Raytheon Technologies Corp.	2.250%	7/1/30	500	431
	Raytheon Technologies Corp.	1.900%	9/1/31	925	758
	Raytheon Technologies Corp.	2.375%	3/15/32	200	169
	Raytheon Technologies Corp.	5.400%	5/1/35	500	530
	Raytheon Technologies Corp.	6.050%	6/1/36	585	660
	Raytheon Technologies Corp.	6.125%	7/15/38	463	521
	Raytheon Technologies Corp.	4.450%	11/16/38	1,000	962
	Raytheon Technologies Corp.	4.875%	10/15/40	225	223

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.700%	12/15/41	925	887
	Raytheon Technologies Corp.	4.500%	6/1/42	3,150	3,001
	Raytheon Technologies Corp.	4.800%	12/15/43	285	280
	Raytheon Technologies Corp.	4.150%	5/15/45	1,025	911
	Raytheon Technologies Corp.	3.750%	11/1/46	900	765
	Raytheon Technologies Corp.	4.350%	4/15/47	1,325	1,225
	Raytheon Technologies Corp.	4.050%	5/4/47	1,500	1,331
	Raytheon Technologies Corp.	3.125%	7/1/50	1,475	1,131
	Raytheon Technologies Corp.	2.820%	9/1/51	925	661
	Raytheon Technologies Corp.	3.030%	3/15/52	950	711
	Republic Services Inc.	2.500%	8/15/24	60	58
	Republic Services Inc.	3.200%	3/15/25	500	491
	Republic Services Inc.	0.875%	11/15/25	500	451
	Republic Services Inc.	2.900%	7/1/26	2,322	2,217
	Republic Services Inc.	2.300%	3/1/30	725	621
	Republic Services Inc.	1.450%	2/15/31	500	392
	Republic Services Inc.	1.750%	2/15/32	625	492
	Republic Services Inc.	6.200%	3/1/40	475	526
	Republic Services Inc.	5.700%	5/15/41	300	320
	Republic Services Inc.	3.050%	3/1/50	650	483
	Rockwell Automation Inc.	0.350%	8/15/23	500	485
	Rockwell Automation Inc.	3.500%	3/1/29	350	337
	Rockwell Automation Inc.	1.750%	8/15/31	500	409
	Rockwell Automation Inc.	4.200%	3/1/49	575	532
	Rockwell Automation Inc.	2.800%	8/15/61	500	328
[8]	Ryder System Inc.	3.750%	6/9/23	1,490	1,485
[8]	Ryder System Inc.	3.650%	3/18/24	550	545
[8]	Ryder System Inc.	2.500%	9/1/24	250	240
[8]	Ryder System Inc.	4.625%	6/1/25	581	585
[8]	Ryder System Inc.	1.750%	9/1/26	500	453
[8]	Ryder System Inc.	2.900%	12/1/26	325	303
[8]	Ryder System Inc.	2.850%	3/1/27	200	186
	Southwest Airlines Co.	5.250%	5/4/25	3,500	3,570
	Southwest Airlines Co.	3.000%	11/15/26	400	374
	Southwest Airlines Co.	5.125%	6/15/27	1,925	1,942
	Southwest Airlines Co.	3.450%	11/16/27	540	507
	Southwest Airlines Co.	2.625%	2/10/30	400	337
[8]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	11	11
[8]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	207	193
	Teledyne Technologies Inc.	0.650%	4/1/23	500	487
	Teledyne Technologies Inc.	0.950%	4/1/24	500	473
	Teledyne Technologies Inc.	2.250%	4/1/28	500	433
	Teledyne Technologies Inc.	2.750%	4/1/31	900	753
	Textron Inc.	4.300%	3/1/24	625	628
	Textron Inc.	3.875%	3/1/25	225	224
	Textron Inc.	4.000%	3/15/26	300	296
	Textron Inc.	3.650%	3/15/27	2,044	1,976
	Textron Inc.	3.375%	3/1/28	325	307
	Textron Inc.	3.900%	9/17/29	250	235
	Timken Co.	3.875%	9/1/24	200	198
	Timken Co.	4.500%	12/15/28	400	392
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,134
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	1,350	1,332
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	325	317
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	975	915
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	150	136
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	350	312
	Trimble Inc.	4.750%	12/1/24	600	602
	Trimble Inc.	4.900%	6/15/28	400	388
	Triton Container International Ltd.	3.250%	3/15/32	500	408
	Tyco Electronics Group SA	3.450%	8/1/24	1,000	997
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyco Electronics Group SA	3.125%	8/15/27	450	432
	Tyco Electronics Group SA	2.500%	2/4/32	500	439
	Tyco Electronics Group SA	7.125%	10/1/37	550	685
	Union Pacific Corp.	3.500%	6/8/23	600	600
	Union Pacific Corp.	3.646%	2/15/24	325	325
	Union Pacific Corp.	3.150%	3/1/24	400	397
	Union Pacific Corp.	3.250%	1/15/25	400	398
	Union Pacific Corp.	3.750%	7/15/25	930	931
	Union Pacific Corp.	3.250%	8/15/25	900	886
	Union Pacific Corp.	2.750%	3/1/26	648	622
	Union Pacific Corp.	2.150%	2/5/27	707	656
	Union Pacific Corp.	3.000%	4/15/27	240	230
	Union Pacific Corp.	2.400%	2/5/30	1,475	1,303
	Union Pacific Corp.	2.375%	5/20/31	500	433
	Union Pacific Corp.	2.800%	2/14/32	500	445
	Union Pacific Corp.	3.375%	2/1/35	900	805
	Union Pacific Corp.	2.891%	4/6/36	1,800	1,490
	Union Pacific Corp.	3.600%	9/15/37	708	633
	Union Pacific Corp.	3.200%	5/20/41	1,500	1,227
	Union Pacific Corp.	4.050%	3/1/46	500	454
	Union Pacific Corp.	3.350%	8/15/46	550	440
	Union Pacific Corp.	3.250%	2/5/50	850	668
	Union Pacific Corp.	3.799%	10/1/51	1,082	929
	Union Pacific Corp.	2.950%	3/10/52	500	370
	Union Pacific Corp.	3.500%	2/14/53	500	409
	Union Pacific Corp.	3.950%	8/15/59	425	363
	Union Pacific Corp.	3.839%	3/20/60	1,106	924
	Union Pacific Corp.	2.973%	9/16/62	2,025	1,400
	Union Pacific Corp.	4.100%	9/15/67	350	298
	Union Pacific Corp.	3.750%	2/5/70	1,400	1,114
	Union Pacific Corp.	3.799%	4/6/71	1,700	1,364
	Union Pacific Corp.	3.850%	2/14/72	500	411
[8]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	501	486
[8]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	440	418
[8]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	462	431
[8]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	200	198
[8]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	305	261
[8]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	2,587	2,543
[8]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	195	180
[8]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	420	377
[8]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	398	371
[8]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	432	364
[8]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	1,079	1,021
	United Parcel Service Inc.	2.800%	11/15/24	950	939
	United Parcel Service Inc.	3.900%	4/1/25	1,200	1,210
	United Parcel Service Inc.	2.400%	11/15/26	2,609	2,479
	United Parcel Service Inc.	2.500%	9/1/29	400	363
	United Parcel Service Inc.	4.450%	4/1/30	1,000	1,023
	United Parcel Service Inc.	6.200%	1/15/38	505	588
	United Parcel Service Inc.	5.200%	4/1/40	465	492
	United Parcel Service Inc.	4.875%	11/15/40	350	356
	United Parcel Service Inc.	3.625%	10/1/42	300	260
	United Parcel Service Inc.	3.400%	11/15/46	390	324
	United Parcel Service Inc.	4.250%	3/15/49	800	766
	United Parcel Service Inc.	3.400%	9/1/49	200	168
	United Parcel Service Inc.	5.300%	4/1/50	2,870	3,154
	Valmont Industries Inc.	5.000%	10/1/44	475	439
	Valmont Industries Inc.	5.250%	10/1/54	300	288
	Vontier Corp.	1.800%	4/1/26	500	438

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vontier Corp.	2.400%	4/1/28	500	412
	Vontier Corp.	2.950%	4/1/31	500	390
	Waste Connections Inc.	4.250%	12/1/28	2,091	2,063
	Waste Connections Inc.	3.500%	5/1/29	950	894
	Waste Connections Inc.	2.600%	2/1/30	500	437
	Waste Connections Inc.	2.200%	1/15/32	700	574
	Waste Connections Inc.	3.050%	4/1/50	300	221
	Waste Connections Inc.	2.950%	1/15/52	700	502
	Waste Management Inc.	0.750%	11/15/25	500	455
	Waste Management Inc.	3.150%	11/15/27	1,600	1,536
	Waste Management Inc.	1.150%	3/15/28	500	426
	Waste Management Inc.	1.500%	3/15/31	1,400	1,115
	Waste Management Inc.	2.950%	6/1/41	500	390
	Waste Management Inc.	2.500%	11/15/50	500	340
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	1,100	1,098
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,070	1,022
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	666
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	750	721
	WW Grainger Inc.	1.850%	2/15/25	475	452
	WW Grainger Inc.	4.600%	6/15/45	425	407
	WW Grainger Inc.	3.750%	5/15/46	325	276
	WW Grainger Inc.	4.200%	5/15/47	350	320
	Xylem Inc.	3.250%	11/1/26	300	290
	Xylem Inc.	1.950%	1/30/28	250	221
	Xylem Inc.	2.250%	1/30/31	400	333
	Xylem Inc.	4.375%	11/1/46	475	431
					402,448
Materials (0.3%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	1,200	1,197
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	137
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	606
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	477
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	755
	Albemarle Corp.	4.650%	6/1/27	500	492
	Albemarle Corp.	5.050%	6/1/32	500	488
	Albemarle Corp.	5.450%	12/1/44	325	313
	Albemarle Corp.	5.650%	6/1/52	500	500
	Amcor Finance USA Inc.	4.500%	5/15/28	500	491
[8]	Amcor Flexibles North America Inc.	3.100%	9/15/26	300	287
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	410
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	408
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	637
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	581
	ArcelorMittal SA	4.550%	3/11/26	400	394
	ArcelorMittal SA	4.250%	7/16/29	400	379
	ArcelorMittal SA	7.000%	10/15/39	809	824
	ArcelorMittal SA	6.750%	3/1/41	480	474
	Barrick Gold Corp.	6.450%	10/15/35	375	416
	Barrick Gold Corp.	5.250%	4/1/42	500	493
	Barrick North America Finance LLC	5.700%	5/30/41	770	797
	Barrick North America Finance LLC	5.750%	5/1/43	850	886
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	675	716
	Berry Global Inc.	0.950%	2/15/24	1,100	1,042
	Berry Global Inc.	1.570%	1/15/26	1,400	1,250
	Berry Global Inc.	1.650%	1/15/27	1,000	870
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	478
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	162
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	850	790
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,350	2,418
	Cabot Corp.	4.000%	7/1/29	240	222
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carlisle Cos. Inc.	3.750%	11/15/22	175	175
	Carlisle Cos. Inc.	3.500%	12/1/24	150	148
	Carlisle Cos. Inc.	3.750%	12/1/27	650	618
	Carlisle Cos. Inc.	2.750%	3/1/30	675	567
	Celanese US Holdings LLC	3.500%	5/8/24	400	395
	Celanese US Holdings LLC	1.400%	8/5/26	500	430
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	277
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	708
	CF Industries Inc.	5.150%	3/15/34	700	684
	CF Industries Inc.	4.950%	6/1/43	775	696
	CF Industries Inc.	5.375%	3/15/44	700	653
	Dow Chemical Co.	4.550%	11/30/25	50	51
	Dow Chemical Co.	7.375%	11/1/29	58	67
	Dow Chemical Co.	2.100%	11/15/30	750	618
	Dow Chemical Co.	4.250%	10/1/34	386	366
	Dow Chemical Co.	9.400%	5/15/39	556	792
	Dow Chemical Co.	5.250%	11/15/41	375	371
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,145
	Dow Chemical Co.	4.625%	10/1/44	400	362
	Dow Chemical Co.	5.550%	11/30/48	1,450	1,467
	Dow Chemical Co.	4.800%	5/15/49	925	846
	Dow Chemical Co.	3.600%	11/15/50	750	573
	DuPont de Nemours Inc.	4.205%	11/15/23	2,050	2,062
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,511
	DuPont de Nemours Inc.	4.725%	11/15/28	2,725	2,736
	DuPont de Nemours Inc.	5.319%	11/15/38	1,625	1,608
	DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,590
	Eastman Chemical Co.	3.800%	3/15/25	1,073	1,060
	Eastman Chemical Co.	4.500%	12/1/28	125	123
	Eastman Chemical Co.	4.800%	9/1/42	490	442
	Eastman Chemical Co.	4.650%	10/15/44	850	737
	Ecolab Inc.	0.900%	12/15/23	200	194
	Ecolab Inc.	2.700%	11/1/26	600	576
	Ecolab Inc.	1.650%	2/1/27	200	183
	Ecolab Inc.	3.250%	12/1/27	1,400	1,365
	Ecolab Inc.	4.800%	3/24/30	700	725
	Ecolab Inc.	1.300%	1/30/31	500	401
	Ecolab Inc.	2.125%	2/1/32	300	253
	Ecolab Inc.	2.700%	12/15/51	1,400	1,000
	Ecolab Inc.	2.750%	8/18/55	978	685
	EI du Pont de Nemours & Co.	1.700%	7/15/25	700	657
	EI du Pont de Nemours & Co.	2.300%	7/15/30	400	346
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	247
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	1,173	1,162
	FMC Corp.	4.100%	2/1/24	750	751
	FMC Corp.	3.200%	10/1/26	300	286
	FMC Corp.	3.450%	10/1/29	400	363
	FMC Corp.	4.500%	10/1/49	400	342
	Freeport-McMoRan Inc.	4.550%	11/14/24	100	100
	Freeport-McMoRan Inc.	5.000%	9/1/27	500	496
	Freeport-McMoRan Inc.	4.125%	3/1/28	645	599
	Freeport-McMoRan Inc.	4.375%	8/1/28	600	563
	Freeport-McMoRan Inc.	5.250%	9/1/29	500	478
	Freeport-McMoRan Inc.	4.250%	3/1/30	500	459
	Freeport-McMoRan Inc.	4.625%	8/1/30	700	649
	Freeport-McMoRan Inc.	5.400%	11/14/34	700	683
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,700	1,573
[12]	Georgia-Pacific LLC	0.625%	5/15/24	1,000	939
	Georgia-Pacific LLC	8.875%	5/15/31	700	910
	Huntsman International LLC	4.500%	5/1/29	250	235
	Huntsman International LLC	2.950%	6/15/31	300	249
	International Flavors & Fragrances Inc.	4.450%	9/26/28	415	406
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	470
	International Flavors & Fragrances Inc.	5.000%	9/26/48	500	467
	International Paper Co.	5.000%	9/15/35	150	151

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Paper Co.	7.300%	11/15/39	805	939
	International Paper Co.	6.000%	11/15/41	300	312
	International Paper Co.	4.800%	6/15/44	600	555
	International Paper Co.	4.350%	8/15/48	450	399
	Kinross Gold Corp.	5.950%	3/15/24	400	409
	Kinross Gold Corp.	4.500%	7/15/27	100	97
	Linde Inc.	2.650%	2/5/25	500	492
	Linde Inc.	1.100%	8/10/30	500	401
	Linde Inc.	3.550%	11/7/42	300	259
	Linde Inc.	2.000%	8/10/50	700	439
	LYB International Finance BV	4.000%	7/15/23	284	284
	LYB International Finance BV	5.250%	7/15/43	700	654
	LYB International Finance BV	4.875%	3/15/44	900	812
	LYB International Finance III LLC	1.250%	10/1/25	1,962	1,775
	LYB International Finance III LLC	2.250%	10/1/30	900	742
	LYB International Finance III LLC	3.375%	10/1/40	600	460
	LYB International Finance III LLC	4.200%	10/15/49	560	455
	LYB International Finance III LLC	4.200%	5/1/50	850	691
	LYB International Finance III LLC	3.625%	4/1/51	1,300	961
	LYB International Finance III LLC	3.800%	10/1/60	500	354
	LyondellBasell Industries NV	4.625%	2/26/55	910	778
	Martin Marietta Materials Inc.	0.650%	7/15/23	169	163
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,156
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	476
[8]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	316
	Martin Marietta Materials Inc.	2.400%	7/15/31	506	413
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	500
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	526
	Mosaic Co.	4.250%	11/15/23	1,000	1,006
	Mosaic Co.	4.050%	11/15/27	600	587
	Mosaic Co.	5.450%	11/15/33	100	104
	Mosaic Co.	4.875%	11/15/41	400	364
	Mosaic Co.	5.625%	11/15/43	425	437
	NewMarket Corp.	2.700%	3/18/31	500	412
	Newmont Corp.	2.800%	10/1/29	550	486
	Newmont Corp.	2.250%	10/1/30	1,600	1,331
	Newmont Corp.	2.600%	7/15/32	1,000	825
[8]	Newmont Corp.	5.875%	4/1/35	725	765
	Newmont Corp.	6.250%	10/1/39	1,500	1,648
	Newmont Corp.	4.875%	3/15/42	1,450	1,389
	Newmont Corp.	5.450%	6/9/44	500	503
	Nucor Corp.	3.950%	5/23/25	200	199
	Nucor Corp.	2.000%	6/1/25	1,014	954
	Nucor Corp.	4.300%	5/23/27	250	249
	Nucor Corp.	2.700%	6/1/30	300	260
	Nucor Corp.	3.125%	4/1/32	500	436
	Nucor Corp.	2.979%	12/15/55	1,400	947
	Nutrien Ltd.	3.000%	4/1/25	250	244
	Nutrien Ltd.	4.000%	12/15/26	500	499
	Nutrien Ltd.	2.950%	5/13/30	1,175	1,046
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,158
	Nutrien Ltd.	5.875%	12/1/36	300	332
	Nutrien Ltd.	5.625%	12/1/40	385	402
	Nutrien Ltd.	4.900%	6/1/43	225	217
	Nutrien Ltd.	5.250%	1/15/45	286	285
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,191
	Packaging Corp. of America	3.650%	9/15/24	500	496
	Packaging Corp. of America	3.400%	12/15/27	400	385
	Packaging Corp. of America	3.000%	12/15/29	950	852
	Packaging Corp. of America	4.050%	12/15/49	200	165
	Packaging Corp. of America	3.050%	10/1/51	100	71
	PPG Industries Inc.	2.400%	8/15/24	300	292
	PPG Industries Inc.	1.200%	3/15/26	500	448
	PPG Industries Inc.	2.550%	6/15/30	600	528
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	675	614
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	1,800	1,458
	Rio Tinto Alcan Inc.	6.125%	12/15/33	725	824
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	493
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	259
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	589
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,400	1,738
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,095
	Rio Tinto Finance USA plc	4.125%	8/21/42	619	571
	Rohm & Haas Co.	7.850%	7/15/29	150	178
	RPM International Inc.	3.750%	3/15/27	150	144
	RPM International Inc.	4.550%	3/1/29	275	266
	RPM International Inc.	2.950%	1/15/32	500	414
	RPM International Inc.	5.250%	6/1/45	75	70
	RPM International Inc.	4.250%	1/15/48	450	382
	Sherwin-Williams Co.	3.125%	6/1/24	1,925	1,910
	Sherwin-Williams Co.	3.450%	8/1/25	900	884
	Sherwin-Williams Co.	3.950%	1/15/26	600	596
	Sherwin-Williams Co.	3.450%	6/1/27	300	286
	Sherwin-Williams Co.	2.950%	8/15/29	700	627
	Sherwin-Williams Co.	2.300%	5/15/30	500	422
	Sherwin-Williams Co.	2.200%	3/15/32	500	404
	Sherwin-Williams Co.	4.000%	12/15/42	220	180
	Sherwin-Williams Co.	4.550%	8/1/45	270	236
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	972
	Sherwin-Williams Co.	3.800%	8/15/49	504	403
	Sherwin-Williams Co.	3.300%	5/15/50	800	593
	Sherwin-Williams Co.	2.900%	3/15/52	500	342
	Sonoco Products Co.	3.125%	5/1/30	700	612
	Southern Copper Corp.	3.875%	4/23/25	650	643
	Southern Copper Corp.	7.500%	7/27/35	1,175	1,390
	Southern Copper Corp.	6.750%	4/16/40	750	845
	Southern Copper Corp.	5.250%	11/8/42	1,100	1,070
	Southern Copper Corp.	5.875%	4/23/45	1,405	1,456
	Steel Dynamics Inc.	2.800%	12/15/24	725	703
	Steel Dynamics Inc.	2.400%	6/15/25	300	284
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,115
	Steel Dynamics Inc.	3.450%	4/15/30	1,275	1,136
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,130
	Steel Dynamics Inc.	3.250%	10/15/50	500	346
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,036
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,091
	Suzano Austria GmbH	3.750%	1/15/31	1,300	1,050
[8]	Suzano Austria GmbH	3.125%	1/15/32	1,800	1,358
	Teck Resources Ltd.	3.900%	7/15/30	1,000	920
	Teck Resources Ltd.	6.000%	8/15/40	143	142
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	962
	Vale Overseas Ltd.	8.250%	1/17/34	375	440
	Vale Overseas Ltd.	6.875%	11/21/36	1,980	2,122
	Vale Overseas Ltd.	6.875%	11/10/39	1,060	1,127
	Vale SA	5.625%	9/11/42	923	860
	Vulcan Materials Co.	4.500%	4/1/25	250	253
	Vulcan Materials Co.	3.500%	6/1/30	575	518
	Vulcan Materials Co.	4.500%	6/15/47	1,050	934
	Westlake Corp.	3.375%	6/15/30	900	809
	Westlake Corp.	2.875%	8/15/41	350	248
	Westlake Corp.	5.000%	8/15/46	825	780
	Westlake Corp.	4.375%	11/15/47	435	374
	Westlake Corp.	3.125%	8/15/51	500	349
	Westlake Corp.	3.375%	8/15/61	900	608
	WestRock MWV LLC	8.200%	1/15/30	475	563
	WestRock MWV LLC	7.950%	2/15/31	275	324
	WRKCo Inc.	3.000%	9/15/24	525	512
	WRKCo Inc.	4.650%	3/15/26	600	603
	WRKCo Inc.	3.375%	9/15/27	1,325	1,256
	WRKCo Inc.	4.000%	3/15/28	800	785
	WRKCo Inc.	3.900%	6/1/28	607	586
	WRKCo Inc.	4.900%	3/15/29	1,325	1,333
	WRKCo Inc.	4.200%	6/1/32	700	662
	WRKCo Inc.	3.000%	6/15/33	1,000	843
					151,690
Real Estate (0.4%)
	Agree LP	2.000%	6/15/28	500	426
	Agree LP	2.600%	6/15/33	500	395

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	598	588
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	301
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	196
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	339
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	195
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,337
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	493
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	385
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	530
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	500	395
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,257
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	594
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	187
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	468
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	339
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	715	539
	American Assets Trust LP	3.375%	2/1/31	500	426
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	225	224
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	250	251
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	313	306
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	300	295
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	500	474
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	250	246
	American Homes 4 Rent LP	4.900%	2/15/29	325	317
	American Homes 4 Rent LP	2.375%	7/15/31	675	539
	American Homes 4 Rent LP	3.375%	7/15/51	500	343
	American Tower Corp.	5.000%	2/15/24	1,900	1,924
	American Tower Corp.	3.375%	5/15/24	500	493
	American Tower Corp.	2.950%	1/15/25	885	854
	American Tower Corp.	1.600%	4/15/26	500	448
	American Tower Corp.	1.450%	9/15/26	550	481
	American Tower Corp.	3.375%	10/15/26	1,069	1,011
	American Tower Corp.	2.750%	1/15/27	2,709	2,476
	American Tower Corp.	3.125%	1/15/27	975	904
	American Tower Corp.	3.650%	3/15/27	600	571
	American Tower Corp.	3.550%	7/15/27	1,100	1,033
	American Tower Corp.	3.600%	1/15/28	500	465
	American Tower Corp.	1.500%	1/31/28	1,000	831
	American Tower Corp.	3.800%	8/15/29	1,475	1,354
	American Tower Corp.	2.900%	1/15/30	1,490	1,272
	American Tower Corp.	2.100%	6/15/30	560	447
	American Tower Corp.	1.875%	10/15/30	700	545
	American Tower Corp.	2.700%	4/15/31	500	412
	American Tower Corp.	2.300%	9/15/31	550	436
	American Tower Corp.	4.050%	3/15/32	600	547
	American Tower Corp.	3.700%	10/15/49	500	377
	American Tower Corp.	3.100%	6/15/50	560	387
	American Tower Corp.	2.950%	1/15/51	1,000	673
[8]	AvalonBay Communities Inc.	2.850%	3/15/23	200	199
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	AvalonBay Communities Inc.	4.200%	12/15/23	865	869
[8]	AvalonBay Communities Inc.	3.500%	11/15/24	1,050	1,037
[8]	AvalonBay Communities Inc.	3.450%	6/1/25	425	418
[8]	AvalonBay Communities Inc.	2.950%	5/11/26	250	238
[8]	AvalonBay Communities Inc.	2.900%	10/15/26	50	47
[8]	AvalonBay Communities Inc.	3.350%	5/15/27	300	287
[8]	AvalonBay Communities Inc.	3.200%	1/15/28	350	330
	AvalonBay Communities Inc.	1.900%	12/1/28	500	435
[8]	AvalonBay Communities Inc.	2.300%	3/1/30	500	430
[8]	AvalonBay Communities Inc.	2.450%	1/15/31	855	738
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,242
[8]	AvalonBay Communities Inc.	3.900%	10/15/46	255	221
	Boston Properties LP	3.125%	9/1/23	1,375	1,363
	Boston Properties LP	3.800%	2/1/24	2,521	2,511
	Boston Properties LP	3.200%	1/15/25	550	536
	Boston Properties LP	2.750%	10/1/26	475	443
	Boston Properties LP	2.900%	3/15/30	1,000	845
	Boston Properties LP	3.250%	1/30/31	600	514
	Boston Properties LP	2.550%	4/1/32	500	397
	Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	1,829
	Brixmor Operating Partnership LP	3.650%	6/15/24	1,300	1,282
	Brixmor Operating Partnership LP	3.850%	2/1/25	475	468
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	391
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	287
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,000	1,716
	Brixmor Operating Partnership LP	4.125%	5/15/29	1,088	1,012
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,262
	Camden Property Trust	2.950%	12/15/22	1,000	999
	Camden Property Trust	4.100%	10/15/28	250	246
	Camden Property Trust	3.150%	7/1/29	100	91
	Camden Property Trust	2.800%	5/15/30	1,735	1,531
	Camden Property Trust	3.350%	11/1/49	800	626
	CBRE Services Inc.	4.875%	3/1/26	625	631
	CBRE Services Inc.	2.500%	4/1/31	500	403
	Corporate Office Properties LP	2.900%	12/1/33	1,975	1,531
	Crown Castle International Corp.	3.150%	7/15/23	625	618
	Crown Castle International Corp.	3.200%	9/1/24	525	514
	Crown Castle International Corp.	1.350%	7/15/25	522	477
	Crown Castle International Corp.	4.450%	2/15/26	1,405	1,392
	Crown Castle International Corp.	3.700%	6/15/26	1,175	1,135
	Crown Castle International Corp.	1.050%	7/15/26	500	433
	Crown Castle International Corp.	4.000%	3/1/27	500	485
	Crown Castle International Corp.	2.900%	3/15/27	700	648
	Crown Castle International Corp.	3.650%	9/1/27	1,190	1,126
	Crown Castle International Corp.	3.800%	2/15/28	525	496
	Crown Castle International Corp.	3.100%	11/15/29	400	352
	Crown Castle International Corp.	3.300%	7/1/30	1,300	1,147
	Crown Castle International Corp.	2.250%	1/15/31	1,250	1,014
	Crown Castle International Corp.	2.100%	4/1/31	500	397
	Crown Castle International Corp.	2.500%	7/15/31	600	493
	Crown Castle International Corp.	2.900%	4/1/41	1,300	941
	Crown Castle International Corp.	4.750%	5/15/47	300	271
	Crown Castle International Corp.	5.200%	2/15/49	430	413
	Crown Castle International Corp.	4.150%	7/1/50	700	579
	Crown Castle International Corp.	3.250%	1/15/51	1,200	862
	CubeSmart LP	4.000%	11/15/25	160	158
	CubeSmart LP	3.125%	9/1/26	425	404
	CubeSmart LP	2.250%	12/15/28	500	427
	CubeSmart LP	4.375%	2/15/29	150	145
	CubeSmart LP	3.000%	2/15/30	500	440
	CubeSmart LP	2.000%	2/15/31	300	239
	CubeSmart LP	2.500%	2/15/32	500	406
	Digital Realty Trust LP	4.450%	7/15/28	1,350	1,310
	Digital Realty Trust LP	3.600%	7/1/29	1,100	997
	Duke Realty LP	3.250%	6/30/26	1,075	1,034
	Duke Realty LP	3.375%	12/15/27	250	237
	Duke Realty LP	4.000%	9/15/28	500	485
	Duke Realty LP	2.875%	11/15/29	250	225

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Duke Realty LP	1.750%	7/1/30	750	612
Duke Realty LP	3.050%	3/1/50	175	129
EPR Properties	4.500%	6/1/27	564	510
EPR Properties	3.750%	8/15/29	686	571
EPR Properties	3.600%	11/15/31	545	431
Equinix Inc.	2.625%	11/18/24	2,900	2,785
Equinix Inc.	1.250%	7/15/25	500	454
Equinix Inc.	1.000%	9/15/25	500	448
Equinix Inc.	1.450%	5/15/26	420	374
Equinix Inc.	2.900%	11/18/26	1,250	1,161
Equinix Inc.	1.800%	7/15/27	1,150	998
Equinix Inc.	1.550%	3/15/28	116	98
Equinix Inc.	2.000%	5/15/28	250	215
Equinix Inc.	3.200%	11/18/29	1,000	889
Equinix Inc.	2.150%	7/15/30	825	670
Equinix Inc.	2.500%	5/15/31	850	689
Equinix Inc.	3.000%	7/15/50	400	274
Equinix Inc.	2.950%	9/15/51	400	269
Equinix Inc.	3.400%	2/15/52	400	296
ERP Operating LP	3.375%	6/1/25	350	342
ERP Operating LP	2.850%	11/1/26	1,300	1,232
ERP Operating LP	3.500%	3/1/28	500	476
ERP Operating LP	4.150%	12/1/28	300	294
ERP Operating LP	3.000%	7/1/29	250	227
ERP Operating LP	2.500%	2/15/30	300	262
ERP Operating LP	1.850%	8/1/31	600	492
ERP Operating LP	4.500%	7/1/44	550	523
ERP Operating LP	4.500%	6/1/45	350	326
Essex Portfolio LP	3.250%	5/1/23	50	50
Essex Portfolio LP	3.875%	5/1/24	275	274
Essex Portfolio LP	3.500%	4/1/25	200	196
Essex Portfolio LP	3.375%	4/15/26	963	930
Essex Portfolio LP	4.000%	3/1/29	280	267
Essex Portfolio LP	3.000%	1/15/30	405	358
Essex Portfolio LP	1.650%	1/15/31	877	684
Essex Portfolio LP	2.650%	3/15/32	455	376
Essex Portfolio LP	4.500%	3/15/48	1,000	898
Extra Space Storage LP	3.900%	4/1/29	500	469
Extra Space Storage LP	2.550%	6/1/31	500	411
Extra Space Storage LP	2.350%	3/15/32	500	398
Federal Realty OP LP	2.750%	6/1/23	325	323
Federal Realty OP LP	3.250%	7/15/27	225	211
Federal Realty OP LP	3.200%	6/15/29	75	67
Federal Realty OP LP	4.500%	12/1/44	825	734
GLP Capital LP	5.375%	11/1/23	500	498
GLP Capital LP	3.350%	9/1/24	300	288
GLP Capital LP	5.250%	6/1/25	625	614
GLP Capital LP	5.375%	4/15/26	1,100	1,076
GLP Capital LP	5.750%	6/1/28	100	98
GLP Capital LP	5.300%	1/15/29	825	786
GLP Capital LP	4.000%	1/15/30	570	501
GLP Capital LP	4.000%	1/15/31	800	694
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	281
Healthcare Realty Trust Inc.	2.400%	3/15/30	300	249
Healthcare Trust of America Holdings LP	3.500%	8/1/26	877	834
Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	379
Healthcare Trust of America Holdings LP	3.100%	2/15/30	395	340
Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	388
Healthpeak Properties Inc.	3.400%	2/1/25	213	209
Healthpeak Properties Inc.	3.250%	7/15/26	150	144
Healthpeak Properties Inc.	3.500%	7/15/29	500	461
Healthpeak Properties Inc.	3.000%	1/15/30	4,000	3,529
Healthpeak Properties Inc.	2.875%	1/15/31	100	86
Healthpeak Properties Inc.	6.750%	2/1/41	175	198
Highwoods Realty LP	4.125%	3/15/28	850	813
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Highwoods Realty LP	3.050%	2/15/30	500	433
	Highwoods Realty LP	2.600%	2/1/31	500	412
[8]	Host Hotels & Resorts LP	4.000%	6/15/25	728	711
[8]	Host Hotels & Resorts LP	3.375%	12/15/29	400	338
[8]	Host Hotels & Resorts LP	3.500%	9/15/30	1,213	1,035
[8]	Host Hotels & Resorts LP	2.900%	12/15/31	1,000	794
	Hudson Pacific Properties LP	3.950%	11/1/27	250	238
	Hudson Pacific Properties LP	4.650%	4/1/29	200	193
	Hudson Pacific Properties LP	3.250%	1/15/30	240	209
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	568
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	675	519
	Kilroy Realty LP	3.450%	12/15/24	850	829
	Kilroy Realty LP	4.750%	12/15/28	350	343
	Kilroy Realty LP	3.050%	2/15/30	1,200	1,023
	Kilroy Realty LP	2.500%	11/15/32	500	390
	Kilroy Realty LP	2.650%	11/15/33	1,500	1,163
	Kimco Realty Corp.	3.375%	10/15/22	200	200
	Kimco Realty Corp.	3.500%	4/15/23	200	199
	Kimco Realty Corp.	4.450%	1/15/24	75	75
	Kimco Realty Corp.	3.300%	2/1/25	500	489
	Kimco Realty Corp.	2.800%	10/1/26	1,294	1,212
	Kimco Realty Corp.	1.900%	3/1/28	1,000	866
	Kimco Realty Corp.	2.700%	10/1/30	250	215
	Kimco Realty Corp.	2.250%	12/1/31	500	404
	Kimco Realty Corp.	3.200%	4/1/32	500	437
	Kimco Realty Corp.	4.250%	4/1/45	425	357
	Kimco Realty Corp.	4.450%	9/1/47	250	218
	Kite Realty Group LP	4.000%	10/1/26	725	694
	Life Storage LP	3.500%	7/1/26	475	454
	Life Storage LP	3.875%	12/15/27	100	95
	Life Storage LP	4.000%	6/15/29	125	114
	Life Storage LP	2.200%	10/15/30	500	401
	Life Storage LP	2.400%	10/15/31	950	756
	LXP Industrial Trust	2.700%	9/15/30	500	412
	Mid-America Apartments LP	4.300%	10/15/23	350	352
	Mid-America Apartments LP	3.750%	6/15/24	325	324
	Mid-America Apartments LP	3.600%	6/1/27	1,431	1,376
	Mid-America Apartments LP	2.750%	3/15/30	295	257
	Mid-America Apartments LP	1.700%	2/15/31	900	712
	Mid-America Apartments LP	2.875%	9/15/51	500	348
	National Health Investors Inc.	3.000%	2/1/31	1,000	772
	National Retail Properties Inc.	3.900%	6/15/24	275	274
	National Retail Properties Inc.	4.000%	11/15/25	450	448
	National Retail Properties Inc.	3.600%	12/15/26	449	433
	National Retail Properties Inc.	3.500%	10/15/27	550	515
	National Retail Properties Inc.	4.300%	10/15/28	300	292
	National Retail Properties Inc.	2.500%	4/15/30	325	276
	National Retail Properties Inc.	4.800%	10/15/48	250	232
	National Retail Properties Inc.	3.100%	4/15/50	500	346
	National Retail Properties Inc.	3.500%	4/15/51	500	376
	National Retail Properties Inc.	3.000%	4/15/52	500	343
	Office Properties Income Trust	4.250%	5/15/24	500	486
	Office Properties Income Trust	4.500%	2/1/25	250	239
	Office Properties Income Trust	2.650%	6/15/26	500	425
	Office Properties Income Trust	2.400%	2/1/27	233	190
	Office Properties Income Trust	3.450%	10/15/31	550	408
	Omega Healthcare Investors Inc.	4.375%	8/1/23	452	453
	Omega Healthcare Investors Inc.	4.950%	4/1/24	275	276
	Omega Healthcare Investors Inc.	4.500%	1/15/25	281	278
	Omega Healthcare Investors Inc.	5.250%	1/15/26	475	470
	Omega Healthcare Investors Inc.	4.750%	1/15/28	300	285
	Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	1,682
	Omega Healthcare Investors Inc.	3.375%	2/1/31	750	609
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	1,000	774
	Physicians Realty LP	4.300%	3/15/27	744	729
	Physicians Realty LP	3.950%	1/15/28	300	286

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Physicians Realty LP	2.625%	11/1/31	1,000	807
Piedmont Operating Partnership LP	3.400%	6/1/23	300	298
Piedmont Operating Partnership LP	4.450%	3/15/24	275	276
Piedmont Operating Partnership LP	3.150%	8/15/30	250	207
Piedmont Operating Partnership LP	2.750%	4/1/32	500	386
Prologis LP	3.250%	10/1/26	583	566
Prologis LP	2.125%	4/15/27	1,211	1,110
Prologis LP	3.875%	9/15/28	300	292
Prologis LP	4.375%	2/1/29	50	50
Prologis LP	2.250%	4/15/30	400	346
Prologis LP	1.250%	10/15/30	1,214	964
Prologis LP	1.625%	3/15/31	1,000	808
Prologis LP	4.375%	9/15/48	300	283
Prologis LP	3.000%	4/15/50	510	385
Prologis LP	2.125%	10/15/50	500	318
Public Storage	1.500%	11/9/26	575	519
Public Storage	3.094%	9/15/27	300	284
Public Storage	1.850%	5/1/28	600	521
Public Storage	1.950%	11/9/28	575	497
Public Storage	3.385%	5/1/29	420	390
Public Storage	2.300%	5/1/31	1,000	841
Public Storage	2.250%	11/9/31	575	477
Realty Income Corp.	4.600%	2/6/24	375	378
Realty Income Corp.	3.875%	7/15/24	250	250
Realty Income Corp.	3.875%	4/15/25	200	199
Realty Income Corp.	4.625%	11/1/25	738	748
Realty Income Corp.	4.875%	6/1/26	350	357
Realty Income Corp.	4.125%	10/15/26	775	771
Realty Income Corp.	3.000%	1/15/27	525	497
Realty Income Corp.	3.950%	8/15/27	475	464
Realty Income Corp.	3.400%	1/15/28	1,000	945
Realty Income Corp.	3.650%	1/15/28	1,290	1,238
Realty Income Corp.	2.200%	6/15/28	500	440
Realty Income Corp.	3.250%	6/15/29	575	535
Realty Income Corp.	3.100%	12/15/29	500	455
Realty Income Corp.	3.250%	1/15/31	2,000	1,821
Realty Income Corp.	2.850%	12/15/32	500	428
Realty Income Corp.	1.800%	3/15/33	500	382
Realty Income Corp.	4.650%	3/15/47	820	797
Regency Centers LP	3.600%	2/1/27	340	329
Regency Centers LP	4.125%	3/15/28	250	241
Regency Centers LP	2.950%	9/15/29	400	352
Regency Centers LP	4.400%	2/1/47	400	350
Rexford Industrial Realty LP	2.150%	9/1/31	650	509
Sabra Health Care LP	5.125%	8/15/26	1,332	1,295
Safehold Operating Partnership LP	2.850%	1/15/32	650	521
Simon Property Group LP	3.750%	2/1/24	500	499
Simon Property Group LP	2.000%	9/13/24	595	570
Simon Property Group LP	3.500%	9/1/25	700	684
Simon Property Group LP	3.300%	1/15/26	195	189
Simon Property Group LP	3.250%	11/30/26	300	286
Simon Property Group LP	1.375%	1/15/27	500	438
Simon Property Group LP	3.375%	6/15/27	820	777
Simon Property Group LP	3.375%	12/1/27	1,000	938
Simon Property Group LP	1.750%	2/1/28	500	427
Simon Property Group LP	2.450%	9/13/29	1,595	1,354
Simon Property Group LP	2.650%	7/15/30	500	424
Simon Property Group LP	2.200%	2/1/31	600	487
Simon Property Group LP	2.250%	1/15/32	500	398
Simon Property Group LP	2.650%	2/1/32	700	578
Simon Property Group LP	6.750%	2/1/40	500	564
Simon Property Group LP	4.750%	3/15/42	350	321
Simon Property Group LP	4.250%	11/30/46	425	364
Simon Property Group LP	3.250%	9/13/49	700	509
Simon Property Group LP	3.800%	7/15/50	1,500	1,202
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	SITE Centers Corp.	3.625%	2/1/25	463	450
	SITE Centers Corp.	4.250%	2/1/26	250	245
	SITE Centers Corp.	4.700%	6/1/27	1,000	980
	Spirit Realty LP	3.200%	1/15/27	315	290
	Spirit Realty LP	2.100%	3/15/28	1,200	1,004
	Spirit Realty LP	4.000%	7/15/29	245	223
	Spirit Realty LP	3.400%	1/15/30	520	449
	STORE Capital Corp.	4.500%	3/15/28	225	219
	STORE Capital Corp.	4.625%	3/15/29	300	293
	Sun Communities Operating LP	2.300%	11/1/28	725	620
	Sun Communities Operating LP	2.700%	7/15/31	500	403
	Sun Communities Operating LP	4.200%	4/15/32	500	451
	Tanger Properties LP	3.125%	9/1/26	723	680
	Tanger Properties LP	3.875%	7/15/27	250	236
[8]	UDR Inc.	2.950%	9/1/26	600	564
[8]	UDR Inc.	3.500%	7/1/27	150	143
[8]	UDR Inc.	3.500%	1/15/28	50	47
[8]	UDR Inc.	3.200%	1/15/30	240	216
[8]	UDR Inc.	2.100%	8/1/32	1,175	916
[8]	UDR Inc.	1.900%	3/15/33	1,000	757
	UDR Inc.	3.100%	11/1/34	265	217
	Ventas Realty LP	3.500%	4/15/24	325	322
	Ventas Realty LP	3.750%	5/1/24	200	199
	Ventas Realty LP	2.650%	1/15/25	456	436
	Ventas Realty LP	3.500%	2/1/25	59	58
	Ventas Realty LP	3.850%	4/1/27	275	265
	Ventas Realty LP	3.000%	1/15/30	325	285
	Ventas Realty LP	4.750%	11/15/30	450	439
	Ventas Realty LP	5.700%	9/30/43	325	331
	Ventas Realty LP	4.375%	2/1/45	250	213
	Ventas Realty LP	4.875%	4/15/49	650	605
	VICI Properties LP	4.750%	2/15/28	900	860
	VICI Properties LP	4.950%	2/15/30	900	851
	VICI Properties LP	5.125%	5/15/32	900	849
	VICI Properties LP	5.625%	5/15/52	700	637
	Vornado Realty LP	3.500%	1/15/25	425	412
	Vornado Realty LP	3.400%	6/1/31	500	420
	Welltower Inc.	4.500%	1/15/24	725	729
	Welltower Inc.	3.625%	3/15/24	225	223
	Welltower Inc.	4.000%	6/1/25	1,264	1,257
	Welltower Inc.	4.250%	4/1/26	856	848
	Welltower Inc.	2.700%	2/15/27	1,662	1,537
	Welltower Inc.	4.250%	4/15/28	750	729
	Welltower Inc.	4.125%	3/15/29	500	473
	Welltower Inc.	3.100%	1/15/30	1,250	1,100
	Welltower Inc.	2.750%	1/15/31	500	421
	Welltower Inc.	2.800%	6/1/31	700	589
	Welltower Inc.	2.750%	1/15/32	525	438
	Welltower Inc.	3.850%	6/15/32	500	456
	Welltower Inc.	6.500%	3/15/41	200	224
	Welltower Inc.	4.950%	9/1/48	400	378
	Weyerhaeuser Co.	4.000%	11/15/29	750	710
	Weyerhaeuser Co.	4.000%	4/15/30	800	753
	Weyerhaeuser Co.	7.375%	3/15/32	219	253
	Weyerhaeuser Co.	4.000%	3/9/52	500	410
	WP Carey Inc.	4.600%	4/1/24	550	553
	WP Carey Inc.	4.000%	2/1/25	200	199
	WP Carey Inc.	4.250%	10/1/26	300	297
	WP Carey Inc.	3.850%	7/15/29	200	186
	WP Carey Inc.	2.250%	4/1/33	1,000	769
					212,305
Technology (1.0%)
	Adobe Inc.	1.900%	2/1/25	100	96
	Adobe Inc.	3.250%	2/1/25	800	797
	Adobe Inc.	2.150%	2/1/27	500	468
	Adobe Inc.	2.300%	2/1/30	1,100	972
	Altera Corp.	4.100%	11/15/23	750	758
	Amdocs Ltd.	2.538%	6/15/30	600	508
	Analog Devices Inc.	2.950%	4/1/25	300	294

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Analog Devices Inc.	3.500%	12/5/26	500	494
Analog Devices Inc.	1.700%	10/1/28	800	702
Analog Devices Inc.	2.100%	10/1/31	900	768
Analog Devices Inc.	2.800%	10/1/41	950	745
Analog Devices Inc.	2.950%	10/1/51	950	727
Apple Inc.	3.000%	2/9/24	1,375	1,373
Apple Inc.	2.850%	5/11/24	2,500	2,485
Apple Inc.	1.800%	9/11/24	500	485
Apple Inc.	2.750%	1/13/25	1,200	1,187
Apple Inc.	1.125%	5/11/25	6,450	6,065
Apple Inc.	0.550%	8/20/25	1,000	918
Apple Inc.	0.700%	2/8/26	2,200	2,004
Apple Inc.	3.250%	2/23/26	3,805	3,777
Apple Inc.	2.450%	8/4/26	500	480
Apple Inc.	2.050%	9/11/26	3,000	2,827
Apple Inc.	3.350%	2/9/27	200	199
Apple Inc.	3.200%	5/11/27	2,700	2,659
Apple Inc.	2.900%	9/12/27	2,331	2,250
Apple Inc.	3.000%	11/13/27	1,025	994
Apple Inc.	1.200%	2/8/28	2,200	1,925
Apple Inc.	1.400%	8/5/28	2,000	1,752
Apple Inc.	2.200%	9/11/29	4,475	4,027
Apple Inc.	1.650%	5/11/30	2,000	1,701
Apple Inc.	1.250%	8/20/30	2,000	1,642
Apple Inc.	1.650%	2/8/31	2,500	2,100
Apple Inc.	1.700%	8/5/31	900	754
Apple Inc.	4.500%	2/23/36	825	858
Apple Inc.	2.375%	2/8/41	1,300	995
Apple Inc.	3.850%	5/4/43	2,825	2,599
Apple Inc.	4.450%	5/6/44	625	623
Apple Inc.	3.450%	2/9/45	2,344	2,042
Apple Inc.	4.375%	5/13/45	1,775	1,754
Apple Inc.	4.650%	2/23/46	3,720	3,845
Apple Inc.	3.850%	8/4/46	2,350	2,155
Apple Inc.	4.250%	2/9/47	800	786
Apple Inc.	3.750%	9/12/47	842	762
Apple Inc.	3.750%	11/13/47	1,000	900
Apple Inc.	2.950%	9/11/49	1,600	1,258
Apple Inc.	2.650%	5/11/50	1,855	1,371
Apple Inc.	2.400%	8/20/50	1,000	704
Apple Inc.	2.650%	2/8/51	2,700	1,996
Apple Inc.	2.700%	8/5/51	1,600	1,199
Apple Inc.	2.550%	8/20/60	1,500	1,030
Apple Inc.	2.800%	2/8/61	1,600	1,145
Apple Inc.	2.850%	8/5/61	1,300	945
Applied Materials Inc.	3.900%	10/1/25	756	763
Applied Materials Inc.	3.300%	4/1/27	1,065	1,041
Applied Materials Inc.	1.750%	6/1/30	350	294
Applied Materials Inc.	5.100%	10/1/35	400	420
Applied Materials Inc.	5.850%	6/15/41	250	285
Applied Materials Inc.	4.350%	4/1/47	1,225	1,184
Applied Materials Inc.	2.750%	6/1/50	550	410
Arrow Electronics Inc.	3.250%	9/8/24	509	498
Arrow Electronics Inc.	4.000%	4/1/25	300	296
Arrow Electronics Inc.	3.875%	1/12/28	250	238
Arrow Electronics Inc.	2.950%	2/15/32	400	333
Autodesk Inc.	4.375%	6/15/25	250	252
Autodesk Inc.	3.500%	6/15/27	375	359
Autodesk Inc.	2.850%	1/15/30	360	314
Autodesk Inc.	2.400%	12/15/31	900	733
Automatic Data Processing Inc.	3.375%	9/15/25	825	825
Automatic Data Processing Inc.	1.700%	5/15/28	1,000	900
Automatic Data Processing Inc.	1.250%	9/1/30	1,300	1,062
Avnet Inc.	4.625%	4/15/26	450	452
Avnet Inc.	3.000%	5/15/31	200	165
Block Financial LLC	5.250%	10/1/25	350	355
Block Financial LLC	2.500%	7/15/28	400	348
Block Financial LLC	3.875%	8/15/30	600	544
Broadcom Corp.	3.875%	1/15/27	3,150	3,037
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Corp.	3.500%	1/15/28	800	741
	Broadcom Inc.	2.250%	11/15/23	700	684
	Broadcom Inc.	3.150%	11/15/25	1,233	1,187
	Broadcom Inc.	3.459%	9/15/26	1,588	1,525
[12]	Broadcom Inc.	1.950%	2/15/28	600	511
	Broadcom Inc.	4.110%	9/15/28	1,865	1,771
[12]	Broadcom Inc.	4.000%	4/15/29	500	464
	Broadcom Inc.	4.750%	4/15/29	1,500	1,458
	Broadcom Inc.	5.000%	4/15/30	850	836
	Broadcom Inc.	4.150%	11/15/30	2,000	1,834
[12]	Broadcom Inc.	2.450%	2/15/31	2,200	1,769
	Broadcom Inc.	4.300%	11/15/32	1,500	1,365
[12]	Broadcom Inc.	2.600%	2/15/33	1,500	1,157
[12]	Broadcom Inc.	3.419%	4/15/33	2,692	2,225
[12]	Broadcom Inc.	3.469%	4/15/34	2,902	2,354
[12]	Broadcom Inc.	3.137%	11/15/35	1,360	1,039
[12]	Broadcom Inc.	3.187%	11/15/36	300	228
[12]	Broadcom Inc.	4.926%	5/15/37	2,850	2,560
[12]	Broadcom Inc.	3.500%	2/15/41	2,100	1,584
[12]	Broadcom Inc.	3.750%	2/15/51	1,500	1,108
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	309
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	328
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	752
	Cadence Design Systems Inc.	4.375%	10/15/24	279	282
	CDW LLC	4.125%	5/1/25	300	292
	CDW LLC	4.250%	4/1/28	347	314
	CDW LLC	3.250%	2/15/29	487	410
	CGI Inc.	1.450%	9/14/26	625	552
	CGI Inc.	2.300%	9/14/31	400	322
	Cintas Corp. No. 2	3.700%	4/1/27	1,373	1,357
	Cisco Systems Inc.	2.200%	9/20/23	500	495
	Cisco Systems Inc.	3.625%	3/4/24	2,000	2,015
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,525
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,297
	Cisco Systems Inc.	5.900%	2/15/39	1,400	1,594
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,397
	Citrix Systems Inc.	1.250%	3/1/26	500	483
	Citrix Systems Inc.	4.500%	12/1/27	800	792
	Citrix Systems Inc.	3.300%	3/1/30	300	293
	Corning Inc.	4.700%	3/15/37	750	707
	Corning Inc.	5.750%	8/15/40	665	699
	Corning Inc.	4.750%	3/15/42	300	281
	Corning Inc.	4.375%	11/15/57	775	637
	Corning Inc.	5.850%	11/15/68	400	394
	Corning Inc.	5.450%	11/15/79	700	632
	Dell Inc.	7.100%	4/15/28	70	76
	Dell Inc.	6.500%	4/15/38	400	401
	Dell International LLC	4.000%	7/15/24	1,625	1,620
	Dell International LLC	5.850%	7/15/25	700	722
	Dell International LLC	6.020%	6/15/26	4,500	4,667
	Dell International LLC	4.900%	10/1/26	1,000	1,001
	Dell International LLC	6.100%	7/15/27	800	839
	Dell International LLC	5.300%	10/1/29	1,650	1,627
	Dell International LLC	6.200%	7/15/30	1,675	1,743
	Dell International LLC	8.100%	7/15/36	972	1,138
[12]	Dell International LLC	3.375%	12/15/41	1,000	715
	Dell International LLC	8.350%	7/15/46	571	711
[12]	Dell International LLC	3.450%	12/15/51	1,200	812
	DXC Technology Co.	1.800%	9/15/26	700	621
	DXC Technology Co.	2.375%	9/15/28	2,600	2,232
	Equifax Inc.	2.600%	12/1/24	200	193
	Equifax Inc.	2.600%	12/15/25	375	353
	Equifax Inc.	3.100%	5/15/30	445	390
	Equifax Inc.	2.350%	9/15/31	900	718
	Fidelity National Information Services Inc.	0.600%	3/1/24	500	473

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fidelity National Information Services Inc.	1.150%	3/1/26	1,100	976
Fidelity National Information Services Inc.	1.650%	3/1/28	700	598
Fidelity National Information Services Inc.	3.750%	5/21/29	250	234
Fidelity National Information Services Inc.	2.250%	3/1/31	700	569
Fidelity National Information Services Inc.	3.100%	3/1/41	700	512
Fiserv Inc.	3.800%	10/1/23	1,000	1,002
Fiserv Inc.	2.750%	7/1/24	2,400	2,343
Fiserv Inc.	3.850%	6/1/25	2,267	2,246
Fiserv Inc.	3.200%	7/1/26	2,100	1,995
Fiserv Inc.	2.250%	6/1/27	1,550	1,388
Fiserv Inc.	4.200%	10/1/28	800	773
Fiserv Inc.	3.500%	7/1/29	2,505	2,285
Fiserv Inc.	2.650%	6/1/30	1,900	1,606
Fiserv Inc.	4.400%	7/1/49	1,650	1,422
Flex Ltd.	4.750%	6/15/25	25	25
Flex Ltd.	4.875%	6/15/29	514	496
Fortinet Inc.	1.000%	3/15/26	500	440
Fortinet Inc.	2.200%	3/15/31	500	406
Global Payments Inc.	1.500%	11/15/24	500	469
Global Payments Inc.	2.650%	2/15/25	1,425	1,359
Global Payments Inc.	1.200%	3/1/26	1,000	882
Global Payments Inc.	4.800%	4/1/26	600	600
Global Payments Inc.	2.150%	1/15/27	700	620
Global Payments Inc.	4.450%	6/1/28	300	288
Global Payments Inc.	3.200%	8/15/29	3,100	2,709
Global Payments Inc.	2.900%	5/15/30	500	421
Global Payments Inc.	2.900%	11/15/31	800	655
Global Payments Inc.	4.150%	8/15/49	1,200	938
GXO Logistics Inc.	2.650%	7/15/31	500	394
Harman International Industries Inc.	4.150%	5/15/25	351	351
Hewlett Packard Enterprise Co.	4.450%	10/2/23	900	908
Hewlett Packard Enterprise Co.	1.450%	4/1/24	2,000	1,925
Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,628
Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	402
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,007
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,850	1,861
HP Inc.	2.200%	6/17/25	1,925	1,817
HP Inc.	1.450%	6/17/26	900	796
HP Inc.	3.000%	6/17/27	2,500	2,311
HP Inc.	4.750%	1/15/28	675	667
HP Inc.	4.000%	4/15/29	800	749
HP Inc.	3.400%	6/17/30	1,500	1,309
HP Inc.	2.650%	6/17/31	900	722
HP Inc.	4.200%	4/15/32	800	714
HP Inc.	5.500%	1/15/33	500	488
HP Inc.	6.000%	9/15/41	1,110	1,123
Hubbell Inc.	3.350%	3/1/26	300	292
Hubbell Inc.	3.150%	8/15/27	275	260
Hubbell Inc.	3.500%	2/15/28	400	384
Intel Corp.	2.700%	12/15/22	768	768
Intel Corp.	2.875%	5/11/24	2,675	2,665
Intel Corp.	3.400%	3/25/25	1,050	1,048
Intel Corp.	3.700%	7/29/25	2,005	2,015
Intel Corp.	2.600%	5/19/26	1,140	1,103
Intel Corp.	3.750%	3/25/27	1,750	1,758
Intel Corp.	1.600%	8/12/28	900	788
Intel Corp.	2.450%	11/15/29	1,400	1,249
Intel Corp.	3.900%	3/25/30	1,240	1,216
Intel Corp.	2.000%	8/12/31	1,000	838
Intel Corp.	4.000%	12/15/32	1,125	1,106
Intel Corp.	4.600%	3/25/40	1,000	977
Intel Corp.	2.800%	8/12/41	700	533
Intel Corp.	4.800%	10/1/41	1,065	1,068
Intel Corp.	4.100%	5/19/46	1,350	1,230
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	4.100%	5/11/47	800	728
	Intel Corp.	3.734%	12/8/47	2,200	1,865
	Intel Corp.	3.250%	11/15/49	1,544	1,205
	Intel Corp.	4.750%	3/25/50	2,185	2,150
	Intel Corp.	3.050%	8/12/51	1,000	745
	Intel Corp.	3.100%	2/15/60	700	501
	Intel Corp.	4.950%	3/25/60	855	868
	Intel Corp.	3.200%	8/12/61	700	511
	International Business Machines Corp.	1.875%	8/1/22	2,050	2,049
	International Business Machines Corp.	2.875%	11/9/22	1,150	1,149
	International Business Machines Corp.	3.375%	8/1/23	1,100	1,102
	International Business Machines Corp.	3.625%	2/12/24	1,400	1,404
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,481
	International Business Machines Corp.	3.450%	2/19/26	900	888
	International Business Machines Corp.	3.300%	5/15/26	2,365	2,310
	International Business Machines Corp.	1.700%	5/15/27	3,300	2,970
	International Business Machines Corp.	3.500%	5/15/29	2,975	2,817
	International Business Machines Corp.	1.950%	5/15/30	2,000	1,680
	International Business Machines Corp.	4.150%	5/15/39	1,350	1,217
	International Business Machines Corp.	5.600%	11/30/39	414	436
	International Business Machines Corp.	2.850%	5/15/40	970	738
	International Business Machines Corp.	4.000%	6/20/42	730	632
	International Business Machines Corp.	4.250%	5/15/49	2,800	2,474
	International Business Machines Corp.	2.950%	5/15/50	545	394
	International Business Machines Corp.	3.430%	2/9/52	425	327
	Intuit Inc.	0.650%	7/15/23	300	292
	Intuit Inc.	0.950%	7/15/25	650	599
	Intuit Inc.	1.350%	7/15/27	400	350
	Intuit Inc.	1.650%	7/15/30	400	329
	Jabil Inc.	3.950%	1/12/28	400	382
	Jabil Inc.	3.600%	1/15/30	500	446
	Jabil Inc.	3.000%	1/15/31	450	376
	Juniper Networks Inc.	1.200%	12/10/25	500	448
	Juniper Networks Inc.	3.750%	8/15/29	500	459
	Juniper Networks Inc.	2.000%	12/10/30	500	391
	Juniper Networks Inc.	5.950%	3/15/41	150	146
	KLA Corp.	4.650%	11/1/24	825	835
	KLA Corp.	4.100%	3/15/29	300	297
	KLA Corp.	4.650%	7/15/32	900	920
	KLA Corp.	5.000%	3/15/49	800	805
	KLA Corp.	3.300%	3/1/50	1,700	1,348
	KLA Corp.	4.950%	7/15/52	1,000	1,005
	KLA Corp.	5.250%	7/15/62	750	771
[12]	Kyndryl Holdings Inc.	2.050%	10/15/26	300	254
[12]	Kyndryl Holdings Inc.	2.700%	10/15/28	100	80
[12]	Kyndryl Holdings Inc.	3.150%	10/15/31	600	440
[12]	Kyndryl Holdings Inc.	4.100%	10/15/41	400	264
	Lam Research Corp.	3.800%	3/15/25	501	501
	Lam Research Corp.	3.750%	3/15/26	600	599
	Lam Research Corp.	4.000%	3/15/29	800	787
	Lam Research Corp.	1.900%	6/15/30	600	506
	Lam Research Corp.	4.875%	3/15/49	500	510
	Lam Research Corp.	2.875%	6/15/50	500	368
	Lam Research Corp.	3.125%	6/15/60	400	289

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Legrand France SA	8.500%	2/15/25	300	331
	Leidos Inc.	3.625%	5/15/25	355	348
	Leidos Inc.	4.375%	5/15/30	1,200	1,105
	Leidos Inc.	2.300%	2/15/31	800	633
	Marvell Technology Inc.	2.450%	4/15/28	400	349
[8]	Marvell Technology Inc.	4.875%	6/22/28	300	296
	Marvell Technology Inc.	2.950%	4/15/31	300	251
	Maxim Integrated Products Inc.	3.450%	6/15/27	250	238
	Microchip Technology Inc.	4.250%	9/1/25	1,000	976
	Micron Technology Inc.	4.975%	2/6/26	275	278
	Micron Technology Inc.	4.185%	2/15/27	750	733
	Micron Technology Inc.	5.327%	2/6/29	575	573
	Micron Technology Inc.	4.663%	2/15/30	300	288
	Micron Technology Inc.	2.703%	4/15/32	700	559
	Micron Technology Inc.	3.366%	11/1/41	500	363
	Micron Technology Inc.	3.477%	11/1/51	500	346
	Microsoft Corp.	2.650%	11/3/22	1,000	1,000
	Microsoft Corp.	2.000%	8/8/23	1,900	1,881
	Microsoft Corp.	2.875%	2/6/24	2,213	2,210
	Microsoft Corp.	3.125%	11/3/25	2,270	2,268
	Microsoft Corp.	2.400%	8/8/26	7,700	7,424
	Microsoft Corp.	3.300%	2/6/27	3,800	3,791
	Microsoft Corp.	3.500%	2/12/35	1,325	1,273
	Microsoft Corp.	3.450%	8/8/36	2,450	2,314
	Microsoft Corp.	4.100%	2/6/37	1,075	1,091
	Microsoft Corp.	3.700%	8/8/46	5,824	5,433
	Microsoft Corp.	2.525%	6/1/50	6,365	4,686
	Microsoft Corp.	2.921%	3/17/52	7,076	5,586
	Microsoft Corp.	2.675%	6/1/60	3,407	2,449
	Microsoft Corp.	3.041%	3/17/62	3,671	2,859
	Moody's Corp.	4.875%	2/15/24	425	433
	Moody's Corp.	3.250%	1/15/28	300	284
	Moody's Corp.	2.000%	8/19/31	600	490
	Moody's Corp.	2.750%	8/19/41	600	439
	Moody's Corp.	5.250%	7/15/44	600	606
	Moody's Corp.	4.875%	12/17/48	300	294
	Moody's Corp.	3.250%	5/20/50	250	185
	Moody's Corp.	3.750%	2/25/52	500	409
	Moody's Corp.	2.550%	8/18/60	500	310
	Moody's Corp.	3.100%	11/29/61	250	173
	Motorola Solutions Inc.	4.000%	9/1/24	32	32
	Motorola Solutions Inc.	4.600%	2/23/28	550	536
	Motorola Solutions Inc.	4.600%	5/23/29	500	477
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	782
	Motorola Solutions Inc.	2.750%	5/24/31	500	405
	Motorola Solutions Inc.	5.500%	9/1/44	300	278
	NetApp Inc.	3.300%	9/29/24	300	294
	NetApp Inc.	1.875%	6/22/25	500	466
	NetApp Inc.	2.375%	6/22/27	400	363
	NetApp Inc.	2.700%	6/22/30	600	505
	NVIDIA Corp.	0.584%	6/14/24	1,000	949
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,749
	NVIDIA Corp.	1.550%	6/15/28	1,000	877
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,053
	NVIDIA Corp.	2.000%	6/15/31	1,000	849
	NVIDIA Corp.	3.500%	4/1/40	1,700	1,485
	NVIDIA Corp.	3.500%	4/1/50	1,965	1,670
	NVIDIA Corp.	3.700%	4/1/60	350	294
	NXP BV	4.875%	3/1/24	800	808
	NXP BV	5.350%	3/1/26	787	804
	NXP BV	3.875%	6/18/26	300	289
	NXP BV	3.150%	5/1/27	930	865
	NXP BV	5.550%	12/1/28	675	688
	NXP BV	4.300%	6/18/29	750	720
	NXP BV	3.400%	5/1/30	1,100	980
	NXP BV	2.500%	5/11/31	900	740
	NXP BV	2.650%	2/15/32	900	740
	NXP BV	3.250%	5/11/41	900	680
	NXP BV	3.125%	2/15/42	400	293
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NXP BV	3.250%	11/30/51	400	280
	Oracle Corp.	2.400%	9/15/23	1,720	1,694
	Oracle Corp.	3.400%	7/8/24	1,100	1,085
	Oracle Corp.	2.950%	11/15/24	2,860	2,774
	Oracle Corp.	2.500%	4/1/25	4,156	3,948
	Oracle Corp.	2.950%	5/15/25	3,125	2,996
	Oracle Corp.	1.650%	3/25/26	2,500	2,239
	Oracle Corp.	2.650%	7/15/26	5,000	4,610
	Oracle Corp.	2.800%	4/1/27	4,450	4,065
	Oracle Corp.	2.300%	3/25/28	1,700	1,463
	Oracle Corp.	2.950%	4/1/30	2,950	2,518
	Oracle Corp.	2.875%	3/25/31	3,000	2,472
	Oracle Corp.	4.300%	7/8/34	1,350	1,184
	Oracle Corp.	3.900%	5/15/35	1,375	1,134
	Oracle Corp.	3.850%	7/15/36	1,180	947
	Oracle Corp.	3.800%	11/15/37	2,484	1,933
	Oracle Corp.	6.125%	7/8/39	600	600
	Oracle Corp.	3.600%	4/1/40	3,325	2,490
	Oracle Corp.	5.375%	7/15/40	2,060	1,875
	Oracle Corp.	3.650%	3/25/41	2,050	1,528
	Oracle Corp.	4.500%	7/8/44	985	805
	Oracle Corp.	4.125%	5/15/45	1,825	1,391
	Oracle Corp.	4.000%	7/15/46	3,340	2,478
	Oracle Corp.	4.000%	11/15/47	2,475	1,839
	Oracle Corp.	3.600%	4/1/50	4,200	2,931
	Oracle Corp.	3.950%	3/25/51	3,025	2,221
	Oracle Corp.	4.375%	5/15/55	1,150	867
	Oracle Corp.	3.850%	4/1/60	3,000	2,070
	Oracle Corp.	4.100%	3/25/61	1,300	931
	PayPal Holdings Inc.	2.400%	10/1/24	400	390
	PayPal Holdings Inc.	1.650%	6/1/25	450	424
	PayPal Holdings Inc.	2.650%	10/1/26	900	854
	PayPal Holdings Inc.	2.850%	10/1/29	1,000	906
	PayPal Holdings Inc.	2.300%	6/1/30	900	775
	PayPal Holdings Inc.	3.250%	6/1/50	1,000	755
	PayPal Holdings Inc.	5.050%	6/1/52	900	894
	PayPal Holdings Inc.	5.250%	6/1/62	500	494
[12]	Qorvo Inc.	1.750%	12/15/24	450	421
	Qorvo Inc.	4.375%	10/15/29	800	704
	QUALCOMM Inc.	2.900%	5/20/24	612	609
	QUALCOMM Inc.	3.450%	5/20/25	1,165	1,164
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,125
	QUALCOMM Inc.	1.300%	5/20/28	964	835
	QUALCOMM Inc.	2.150%	5/20/30	1,400	1,228
	QUALCOMM Inc.	1.650%	5/20/32	1,931	1,561
	QUALCOMM Inc.	4.250%	5/20/32	300	305
	QUALCOMM Inc.	4.650%	5/20/35	800	821
	QUALCOMM Inc.	4.800%	5/20/45	1,000	1,021
	QUALCOMM Inc.	4.300%	5/20/47	1,475	1,413
	QUALCOMM Inc.	3.250%	5/20/50	500	408
	QUALCOMM Inc.	4.500%	5/20/52	900	891
	Quanta Services Inc.	0.950%	10/1/24	2,000	1,852
	Quanta Services Inc.	2.900%	10/1/30	800	659
	RELX Capital Inc.	4.000%	3/18/29	800	773
	RELX Capital Inc.	3.000%	5/22/30	500	448
	RELX Capital Inc.	4.750%	5/20/32	500	507
	Roper Technologies Inc.	2.350%	9/15/24	500	485
	Roper Technologies Inc.	1.000%	9/15/25	500	452
	Roper Technologies Inc.	3.850%	12/15/25	250	248
	Roper Technologies Inc.	3.800%	12/15/26	600	587
	Roper Technologies Inc.	1.400%	9/15/27	2,000	1,713
	Roper Technologies Inc.	4.200%	9/15/28	650	636
	Roper Technologies Inc.	2.950%	9/15/29	475	418
	Roper Technologies Inc.	2.000%	6/30/30	1,275	1,029
	Roper Technologies Inc.	1.750%	2/15/31	2,000	1,558
	S&P Global Inc.	2.950%	1/22/27	400	385
[12]	S&P Global Inc.	2.450%	3/1/27	1,000	937
[12]	S&P Global Inc.	4.750%	8/1/28	800	814
[12]	S&P Global Inc.	2.700%	3/1/29	1,000	910

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	S&P Global Inc.	4.250%	5/1/29	900	891
	S&P Global Inc.	2.500%	12/1/29	375	332
	S&P Global Inc.	1.250%	8/15/30	500	397
[12]	S&P Global Inc.	2.900%	3/1/32	1,200	1,069
	S&P Global Inc.	3.250%	12/1/49	1,050	823
[12]	S&P Global Inc.	3.700%	3/1/52	900	769
	S&P Global Inc.	2.300%	8/15/60	1,000	614
[12]	S&P Global Inc.	3.900%	3/1/62	250	213
	Salesforce Inc.	3.700%	4/11/28	1,275	1,260
	Salesforce Inc.	1.500%	7/15/28	965	843
	Salesforce Inc.	1.950%	7/15/31	600	510
	Salesforce Inc.	2.700%	7/15/41	1,200	929
	Salesforce Inc.	2.900%	7/15/51	2,300	1,742
	Salesforce Inc.	3.050%	7/15/61	1,200	882
	ServiceNow Inc.	1.400%	9/1/30	1,200	939
	Skyworks Solutions Inc.	1.800%	6/1/26	500	444
	Skyworks Solutions Inc.	3.000%	6/1/31	500	407
[12]	TD SYNNEX Corp.	1.750%	8/9/26	500	441
[12]	TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,107
	Teledyne FLIR LLC	2.500%	8/1/30	500	413
	Texas Instruments Inc.	2.625%	5/15/24	225	223
	Texas Instruments Inc.	1.375%	3/12/25	1,900	1,799
	Texas Instruments Inc.	1.125%	9/15/26	500	455
	Texas Instruments Inc.	2.900%	11/3/27	400	383
	Texas Instruments Inc.	2.250%	9/4/29	1,100	980
	Texas Instruments Inc.	1.750%	5/4/30	560	479
	Texas Instruments Inc.	1.900%	9/15/31	450	382
	Texas Instruments Inc.	3.875%	3/15/39	600	565
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,182
	Texas Instruments Inc.	2.700%	9/15/51	400	305
	TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,056
	TSMC Arizona Corp.	3.875%	4/22/27	575	573
	TSMC Arizona Corp.	4.125%	4/22/29	500	499
	TSMC Arizona Corp.	2.500%	10/25/31	1,000	860
	TSMC Arizona Corp.	4.250%	4/22/32	450	445
	TSMC Arizona Corp.	3.125%	10/25/41	875	716
	TSMC Arizona Corp.	3.250%	10/25/51	1,050	847
	TSMC Arizona Corp.	4.500%	4/22/52	900	888
	Verisk Analytics Inc.	4.000%	6/15/25	125	124
	Verisk Analytics Inc.	4.125%	3/15/29	900	865
	Verisk Analytics Inc.	5.500%	6/15/45	600	601
	Verisk Analytics Inc.	3.625%	5/15/50	600	465
	VMware Inc.	0.600%	8/15/23	900	870
	VMware Inc.	4.500%	5/15/25	2,086	2,095
	VMware Inc.	1.400%	8/15/26	1,400	1,239
	VMware Inc.	4.650%	5/15/27	1,200	1,195
	VMware Inc.	3.900%	8/21/27	1,050	1,008
	VMware Inc.	1.800%	8/15/28	700	582
	VMware Inc.	4.700%	5/15/30	1,610	1,546
	VMware Inc.	2.200%	8/15/31	1,400	1,101
	Western Digital Corp.	4.750%	2/15/26	2,000	1,913
	Western Digital Corp.	2.850%	2/1/29	500	408
	Workday Inc.	3.500%	4/1/27	1,100	1,054
	Workday Inc.	3.700%	4/1/29	800	750
	Workday Inc.	3.800%	4/1/32	1,200	1,097
	Xilinx Inc.	2.950%	6/1/24	1,000	993
	Xilinx Inc.	2.375%	6/1/30	550	484
					484,839
Utilities (0.9%)
	AEP Texas Inc.	3.950%	6/1/28	400	388
	AEP Texas Inc.	3.800%	10/1/47	250	201
[8]	AEP Texas Inc.	3.450%	1/15/50	2,379	1,834
	AEP Transmission Co. LLC	3.100%	12/1/26	200	193
	AEP Transmission Co. LLC	4.000%	12/1/46	325	289
	AEP Transmission Co. LLC	3.750%	12/1/47	450	381
	AEP Transmission Co. LLC	4.250%	9/15/48	325	297
	AEP Transmission Co. LLC	3.800%	6/15/49	270	229
	AEP Transmission Co. LLC	3.150%	9/15/49	70	53
[8]	AEP Transmission Co. LLC	3.650%	4/1/50	300	249
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	AEP Transmission Co. LLC	2.750%	8/15/51	500	351
[8]	AEP Transmission Co. LLC	4.500%	6/15/52	500	479
	AES Corp.	1.375%	1/15/26	2,900	2,559
	AES Corp.	2.450%	1/15/31	800	643
[8]	Alabama Power Co.	3.550%	12/1/23	700	702
[8]	Alabama Power Co.	1.450%	9/15/30	500	407
	Alabama Power Co.	3.050%	3/15/32	600	547
	Alabama Power Co.	6.000%	3/1/39	100	110
	Alabama Power Co.	3.850%	12/1/42	125	107
	Alabama Power Co.	4.150%	8/15/44	300	268
	Alabama Power Co.	3.750%	3/1/45	570	472
	Alabama Power Co.	4.300%	1/2/46	300	272
[8]	Alabama Power Co.	3.700%	12/1/47	325	271
	Alabama Power Co.	3.450%	10/1/49	3,750	2,954
	Alabama Power Co.	3.125%	7/15/51	1,800	1,350
	Alabama Power Co.	3.000%	3/15/52	575	423
	Ameren Corp.	2.500%	9/15/24	1,250	1,212
	Ameren Corp.	3.650%	2/15/26	440	432
	Ameren Corp.	1.950%	3/15/27	500	449
	Ameren Corp.	1.750%	3/15/28	500	431
	Ameren Corp.	3.500%	1/15/31	680	623
	Ameren Illinois Co.	3.250%	3/1/25	275	271
	Ameren Illinois Co.	3.800%	5/15/28	350	344
	Ameren Illinois Co.	1.550%	11/15/30	500	407
	Ameren Illinois Co.	4.150%	3/15/46	475	433
	Ameren Illinois Co.	3.700%	12/1/47	350	300
	Ameren Illinois Co.	3.250%	3/15/50	240	187
	Ameren Illinois Co.	2.900%	6/15/51	500	368
[8]	American Electric Power Co. Inc.	0.750%	11/1/23	1,000	960
	American Electric Power Co. Inc.	2.031%	3/15/24	1,000	967
[8]	American Electric Power Co. Inc.	1.000%	11/1/25	500	450
[8]	American Electric Power Co. Inc.	4.300%	12/1/28	500	487
	American Electric Power Co. Inc.	3.250%	3/1/50	500	360
	American Electric Power Co. Inc.	3.875%	2/15/62	750	584
	American Water Capital Corp.	3.850%	3/1/24	1,545	1,546
	American Water Capital Corp.	3.400%	3/1/25	450	445
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,151
	American Water Capital Corp.	3.450%	6/1/29	2,000	1,880
	American Water Capital Corp.	2.800%	5/1/30	200	179
	American Water Capital Corp.	2.300%	6/1/31	300	254
	American Water Capital Corp.	4.450%	6/1/32	700	696
	American Water Capital Corp.	6.593%	10/15/37	700	812
	American Water Capital Corp.	4.300%	12/1/42	125	115
	American Water Capital Corp.	4.300%	9/1/45	500	447
	American Water Capital Corp.	4.000%	12/1/46	500	433
	American Water Capital Corp.	3.750%	9/1/47	475	397
	American Water Capital Corp.	4.200%	9/1/48	450	403
	American Water Capital Corp.	4.150%	6/1/49	400	353
	American Water Capital Corp.	3.450%	5/1/50	500	398
	American Water Capital Corp.	3.250%	6/1/51	500	389
	Appalachian Power Co.	3.400%	6/1/25	400	395
[8]	Appalachian Power Co.	2.700%	4/1/31	2,700	2,325
	Appalachian Power Co.	7.000%	4/1/38	260	301
	Appalachian Power Co.	4.400%	5/15/44	575	504
[8]	Appalachian Power Co.	4.500%	3/1/49	900	801
[8]	Appalachian Power Co.	3.700%	5/1/50	300	239
	Arizona Public Service Co.	3.150%	5/15/25	500	490
	Arizona Public Service Co.	2.950%	9/15/27	300	281
	Arizona Public Service Co.	2.600%	8/15/29	500	438
	Arizona Public Service Co.	5.050%	9/1/41	525	496
	Arizona Public Service Co.	4.500%	4/1/42	325	289
	Arizona Public Service Co.	4.350%	11/15/45	350	301
	Arizona Public Service Co.	3.750%	5/15/46	895	719
	Arizona Public Service Co.	3.350%	5/15/50	300	220
	Atlantic City Electric Co.	2.300%	3/15/31	500	432
	Atmos Energy Corp.	3.000%	6/15/27	375	360
	Atmos Energy Corp.	2.625%	9/15/29	150	134
	Atmos Energy Corp.	1.500%	1/15/31	1,000	800
	Atmos Energy Corp.	5.500%	6/15/41	800	843

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atmos Energy Corp.	4.150%	1/15/43	75	66
	Atmos Energy Corp.	4.125%	3/15/49	900	819
	Atmos Energy Corp.	3.375%	9/15/49	720	577
	Atmos Energy Corp.	2.850%	2/15/52	650	468
	Avangrid Inc.	3.150%	12/1/24	957	935
	Avangrid Inc.	3.800%	6/1/29	600	561
	Avista Corp.	4.350%	6/1/48	300	281
	Baltimore Gas & Electric Co.	3.350%	7/1/23	900	897
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	212
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	833
[8]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	215
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	221
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	252
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	250
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,260
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,000	950
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	2,000	1,919
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	404
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,103
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	492
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,050	1,060
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	653
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	210
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	791
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,598
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	355
[12]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	900	868
	Black Hills Corp.	4.250%	11/30/23	500	502
	Black Hills Corp.	1.037%	8/23/24	550	515
	Black Hills Corp.	3.950%	1/15/26	250	248
	Black Hills Corp.	3.150%	1/15/27	325	309
	Black Hills Corp.	3.050%	10/15/29	170	151
	Black Hills Corp.	4.350%	5/1/33	350	327
	Black Hills Corp.	4.200%	9/15/46	250	212
	Black Hills Corp.	3.875%	10/15/49	240	193
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	250
[8]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	141
[8]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	434
[8]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	455
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	604
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	292
[8]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	569
[8]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	151
[8]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	571
[8]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	215
	CenterPoint Energy Inc.	2.500%	9/1/24	900	870
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	902
	CenterPoint Energy Inc.	4.250%	11/1/28	111	108
	CenterPoint Energy Inc.	2.950%	3/1/30	3,650	3,246
	CenterPoint Energy Inc.	2.650%	6/1/31	500	426
	CenterPoint Energy Inc.	3.700%	9/1/49	300	241
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	440
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	500	406
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	403
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	221
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	411
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	258
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,309
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	343
	CMS Energy Corp.	3.000%	5/15/26	300	288
	CMS Energy Corp.	3.450%	8/15/27	300	288
	CMS Energy Corp.	4.875%	3/1/44	275	262
[8]	CMS Energy Corp.	4.750%	6/1/50	400	352
	CMS Energy Corp.	3.750%	12/1/50	500	387
[8]	Commonwealth Edison Co.	2.950%	8/15/27	275	262
[8]	Commonwealth Edison Co.	3.150%	3/15/32	300	276
	Commonwealth Edison Co.	5.900%	3/15/36	500	560
	Commonwealth Edison Co.	6.450%	1/15/38	750	877
	Commonwealth Edison Co.	4.700%	1/15/44	825	806
	Commonwealth Edison Co.	3.700%	3/1/45	625	523
	Commonwealth Edison Co.	4.350%	11/15/45	900	831
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	848
[8]	Commonwealth Edison Co.	3.750%	8/15/47	500	429
	Commonwealth Edison Co.	4.000%	3/1/48	775	698
	Commonwealth Edison Co.	4.000%	3/1/49	700	625
[8]	Commonwealth Edison Co.	3.200%	11/15/49	250	195
	Commonwealth Edison Co.	3.000%	3/1/50	500	382
[8]	Commonwealth Edison Co.	2.750%	9/1/51	300	214
[8]	Commonwealth Edison Co.	3.850%	3/15/52	1,000	880
[8]	Connecticut Light & Power Co.	0.750%	12/1/25	500	452
[8]	Connecticut Light & Power Co.	3.200%	3/15/27	250	243
[8]	Connecticut Light & Power Co.	2.050%	7/1/31	300	253
	Connecticut Light & Power Co.	4.300%	4/15/44	375	349
[8]	Connecticut Light & Power Co.	4.150%	6/1/45	75	68
	Connecticut Light & Power Co.	4.000%	4/1/48	625	566
[8]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	262
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	2,000	1,719
[8]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	310
[8]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	917
[8]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	333
[8]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	467
[8]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	621
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	1,001
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	474
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	559
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	437
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,840	1,559
[8]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	628
[8]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	566
[8]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,569
[8]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	66
[8]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	311
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	449
	Constellation Energy Generation LLC	3.250%	6/1/25	1,750	1,678
	Constellation Energy Generation LLC	6.250%	10/1/39	1,100	1,125
	Constellation Energy Generation LLC	5.750%	10/1/41	325	314

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Energy Generation LLC	5.600%	6/15/42	1,121	1,071
	Consumers Energy Co.	3.375%	8/15/23	225	225
	Consumers Energy Co.	3.800%	11/15/28	250	245
	Consumers Energy Co.	3.950%	5/15/43	600	532
	Consumers Energy Co.	3.250%	8/15/46	550	442
	Consumers Energy Co.	3.950%	7/15/47	500	450
	Consumers Energy Co.	4.050%	5/15/48	500	456
	Consumers Energy Co.	4.350%	4/15/49	530	505
	Consumers Energy Co.	3.100%	8/15/50	567	436
	Consumers Energy Co.	3.500%	8/1/51	850	709
	Consumers Energy Co.	2.650%	8/15/52	500	352
	Consumers Energy Co.	2.500%	5/1/60	450	288
	Delmarva Power & Light Co.	3.500%	11/15/23	125	125
	Delmarva Power & Light Co.	4.150%	5/15/45	600	533
	Dominion Energy Inc.	3.071%	8/15/24	500	488
	Dominion Energy Inc.	3.900%	10/1/25	425	424
[8]	Dominion Energy Inc.	1.450%	4/15/26	500	452
[8]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,777
	Dominion Energy Inc.	4.250%	6/1/28	200	197
[8]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,103
[8]	Dominion Energy Inc.	2.250%	8/15/31	920	758
[8]	Dominion Energy Inc.	6.300%	3/15/33	500	547
[8]	Dominion Energy Inc.	5.250%	8/1/33	200	206
	Dominion Energy Inc.	7.000%	6/15/38	300	347
[8]	Dominion Energy Inc.	3.300%	4/15/41	500	394
[8]	Dominion Energy Inc.	4.900%	8/1/41	890	853
[8]	Dominion Energy Inc.	4.050%	9/15/42	400	343
[8]	Dominion Energy Inc.	4.600%	3/15/49	500	468
[8]	Dominion Energy Inc.	5.750%	10/1/54	375	350
[8]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	214
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	436
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	503
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	261
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,425	1,349
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	423
	DTE Electric Co.	3.650%	3/15/24	825	830
	DTE Electric Co.	3.375%	3/1/25	150	149
[8]	DTE Electric Co.	1.900%	4/1/28	500	446
	DTE Electric Co.	2.250%	3/1/30	500	438
[8]	DTE Electric Co.	2.625%	3/1/31	400	355
[8]	DTE Electric Co.	4.000%	4/1/43	300	268
	DTE Electric Co.	3.700%	3/15/45	200	170
	DTE Electric Co.	3.700%	6/1/46	550	478
	DTE Electric Co.	3.750%	8/15/47	450	393
[8]	DTE Electric Co.	4.050%	5/15/48	500	458
	DTE Electric Co.	3.950%	3/1/49	500	450
[8]	DTE Electric Co.	3.250%	4/1/51	500	402
[8]	DTE Energy Co.	0.550%	11/1/22	650	645
	DTE Energy Co.	2.250%	11/1/22	455	453
[8]	DTE Energy Co.	2.529%	10/1/24	1,000	967
[8]	DTE Energy Co.	1.050%	6/1/25	1,600	1,471
	DTE Energy Co.	2.850%	10/1/26	3,094	2,927
[8]	DTE Energy Co.	3.400%	6/15/29	140	128
	DTE Energy Co.	2.950%	3/1/30	235	208
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,450
[8]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	325
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	67
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	354
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	438
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	444
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	462
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	362
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	587
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	741
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	925
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	602
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	438
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	361
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	352
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	588
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	409
	Duke Energy Carolinas LLC	3.550%	3/15/52	600	498
	Duke Energy Corp.	2.400%	8/15/22	1,000	999
	Duke Energy Corp.	3.950%	10/15/23	225	226
	Duke Energy Corp.	3.750%	4/15/24	725	725
	Duke Energy Corp.	0.900%	9/15/25	500	453
	Duke Energy Corp.	2.650%	9/1/26	595	558
	Duke Energy Corp.	2.450%	6/1/30	1,700	1,433
	Duke Energy Corp.	2.550%	6/15/31	625	520
	Duke Energy Corp.	4.800%	12/15/45	700	639
	Duke Energy Corp.	3.750%	9/1/46	1,406	1,109
	Duke Energy Corp.	4.200%	6/15/49	1,200	1,002
	Duke Energy Corp.	3.500%	6/15/51	600	453
	Duke Energy Corp.	3.250%	1/15/82	500	387
	Duke Energy Florida LLC	3.200%	1/15/27	450	438
	Duke Energy Florida LLC	3.800%	7/15/28	425	415
	Duke Energy Florida LLC	2.500%	12/1/29	1,900	1,689
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,414
	Duke Energy Florida LLC	2.400%	12/15/31	600	513
	Duke Energy Florida LLC	6.350%	9/15/37	675	773
	Duke Energy Florida LLC	6.400%	6/15/38	800	939
	Duke Energy Florida LLC	3.400%	10/1/46	900	710
	Duke Energy Florida LLC	4.200%	7/15/48	425	381
	Duke Energy Florida LLC	3.000%	12/15/51	500	374
[8]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	30	30
[8]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	375
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,264
[8]	Duke Energy Indiana LLC	4.900%	7/15/43	250	243
	Duke Energy Indiana LLC	3.750%	5/15/46	875	742
	Duke Energy Indiana LLC	2.750%	4/1/50	775	548
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	169
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	542
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	909
	Duke Energy Progress LLC	3.375%	9/1/23	150	150
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	2,032
	Duke Energy Progress LLC	3.700%	9/1/28	425	412
	Duke Energy Progress LLC	2.000%	8/15/31	500	414
	Duke Energy Progress LLC	3.400%	4/1/32	500	464
	Duke Energy Progress LLC	6.300%	4/1/38	300	342
	Duke Energy Progress LLC	4.375%	3/30/44	525	488
	Duke Energy Progress LLC	4.150%	12/1/44	100	90
	Duke Energy Progress LLC	4.200%	8/15/45	625	565
	Duke Energy Progress LLC	3.700%	10/15/46	2,100	1,787
	Duke Energy Progress LLC	2.500%	8/15/50	550	377
	Duke Energy Progress LLC	2.900%	8/15/51	550	407
	Duke Energy Progress LLC	4.000%	4/1/52	400	360
[8]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	300	276
[8]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	345
[8]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	249
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	250	249
[8]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	400	387
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	167	165
	Edison International	4.950%	4/15/25	900	903
	Edison International	5.750%	6/15/27	100	102
	El Paso Electric Co.	6.000%	5/15/35	175	186
	El Paso Electric Co.	5.000%	12/1/44	250	232
	Emera US Finance LP	4.750%	6/15/46	1,785	1,574
	Enel Americas SA	4.000%	10/25/26	700	680

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enel Chile SA	4.875%	6/12/28	600	574
	Entergy Arkansas LLC	3.500%	4/1/26	150	148
	Entergy Arkansas LLC	4.200%	4/1/49	500	463
	Entergy Arkansas LLC	3.350%	6/15/52	800	634
	Entergy Corp.	0.900%	9/15/25	500	450
	Entergy Corp.	2.950%	9/1/26	530	503
	Entergy Corp.	1.900%	6/15/28	500	429
	Entergy Corp.	2.800%	6/15/30	500	429
	Entergy Corp.	2.400%	6/15/31	500	407
	Entergy Corp.	3.750%	6/15/50	1,400	1,109
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,417	1,464
	Entergy Louisiana LLC	0.620%	11/17/23	301	289
	Entergy Louisiana LLC	0.950%	10/1/24	700	660
	Entergy Louisiana LLC	5.400%	11/1/24	238	246
	Entergy Louisiana LLC	2.400%	10/1/26	200	185
	Entergy Louisiana LLC	3.120%	9/1/27	350	333
	Entergy Louisiana LLC	3.250%	4/1/28	300	282
	Entergy Louisiana LLC	3.050%	6/1/31	375	338
	Entergy Louisiana LLC	2.350%	6/15/32	500	418
	Entergy Louisiana LLC	4.000%	3/15/33	725	689
	Entergy Louisiana LLC	3.100%	6/15/41	500	398
	Entergy Louisiana LLC	4.950%	1/15/45	400	380
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	1,055
	Entergy Louisiana LLC	4.200%	4/1/50	500	454
	Entergy Louisiana LLC	2.900%	3/15/51	700	506
	Entergy Mississippi LLC	2.850%	6/1/28	750	690
	Entergy Mississippi LLC	3.850%	6/1/49	250	213
	Entergy Texas Inc.	1.750%	3/15/31	500	406
	Entergy Texas Inc.	3.550%	9/30/49	905	725
	Essential Utilities Inc.	3.566%	5/1/29	275	257
	Essential Utilities Inc.	2.704%	4/15/30	400	350
	Essential Utilities Inc.	4.276%	5/1/49	435	379
	Essential Utilities Inc.	3.351%	4/15/50	600	449
	Essential Utilities Inc.	5.300%	5/1/52	500	503
	Evergy Inc.	2.450%	9/15/24	1,450	1,396
	Evergy Inc.	2.900%	9/15/29	1,450	1,279
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	546
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	406
	Evergy Kansas Central Inc.	4.125%	3/1/42	425	380
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	284
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	90
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	774
[8]	Evergy Metro Inc.	2.250%	6/1/30	300	259
	Evergy Metro Inc.	5.300%	10/1/41	480	495
	Evergy Metro Inc.	4.200%	6/15/47	225	202
[8]	Eversource Energy	3.800%	12/1/23	350	350
[8]	Eversource Energy	2.900%	10/1/24	275	269
[8]	Eversource Energy	3.150%	1/15/25	1,475	1,442
[8]	Eversource Energy	0.800%	8/15/25	500	450
[8]	Eversource Energy	3.300%	1/15/28	200	189
[8]	Eversource Energy	4.250%	4/1/29	325	317
[8]	Eversource Energy	1.650%	8/15/30	1,300	1,034
	Eversource Energy	2.550%	3/15/31	500	424
	Eversource Energy	3.450%	1/15/50	500	386
[8]	Exelon Corp.	3.950%	6/15/25	637	635
	Exelon Corp.	3.400%	4/15/26	3,500	3,397
[12]	Exelon Corp.	2.750%	3/15/27	500	468
	Exelon Corp.	4.050%	4/15/30	975	936
[12]	Exelon Corp.	3.350%	3/15/32	600	538
[8]	Exelon Corp.	4.950%	6/15/35	800	778
	Exelon Corp.	5.625%	6/15/35	415	432
	Exelon Corp.	4.450%	4/15/46	500	451
	Exelon Corp.	4.700%	4/15/50	2,200	2,052
	Florida Power & Light Co.	2.850%	4/1/25	1,984	1,952
	Florida Power & Light Co.	3.125%	12/1/25	500	495
	Florida Power & Light Co.	2.450%	2/3/32	700	611
	Florida Power & Light Co.	5.625%	4/1/34	225	250
	Florida Power & Light Co.	4.950%	6/1/35	50	52
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.650%	2/1/37	425	466
	Florida Power & Light Co.	5.950%	2/1/38	175	198
	Florida Power & Light Co.	5.960%	4/1/39	225	254
	Florida Power & Light Co.	4.125%	2/1/42	1,675	1,577
	Florida Power & Light Co.	4.050%	6/1/42	475	439
	Florida Power & Light Co.	3.800%	12/15/42	375	334
	Florida Power & Light Co.	4.050%	10/1/44	450	415
	Florida Power & Light Co.	3.700%	12/1/47	550	485
	Florida Power & Light Co.	3.950%	3/1/48	800	734
	Florida Power & Light Co.	3.150%	10/1/49	1,190	948
	Florida Power & Light Co.	2.875%	12/4/51	2,000	1,500
	Fortis Inc.	3.055%	10/4/26	847	795
[8]	Georgia Power Co.	2.100%	7/30/23	475	468
[8]	Georgia Power Co.	2.200%	9/15/24	395	381
	Georgia Power Co.	3.250%	4/1/26	256	249
	Georgia Power Co.	3.250%	3/30/27	550	524
[8]	Georgia Power Co.	2.650%	9/15/29	250	220
[8]	Georgia Power Co.	4.750%	9/1/40	625	567
	Georgia Power Co.	4.300%	3/15/42	575	500
	Georgia Power Co.	4.300%	3/15/43	250	216
[8]	Georgia Power Co.	3.700%	1/30/50	250	199
[8]	Georgia Power Co.	3.250%	3/15/51	500	368
[8]	Gulf Power Co.	3.300%	5/30/27	250	242
	Iberdrola International BV	6.750%	7/15/36	175	203
	Indiana Michigan Power Co.	3.850%	5/15/28	1,000	968
	Indiana Michigan Power Co.	6.050%	3/15/37	700	768
[8]	Indiana Michigan Power Co.	4.550%	3/15/46	1,300	1,200
[8]	Indiana Michigan Power Co.	3.750%	7/1/47	550	452
	Indiana Michigan Power Co.	3.250%	5/1/51	500	380
	Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,083
	Interstate Power & Light Co.	4.100%	9/26/28	450	445
	Interstate Power & Light Co.	3.600%	4/1/29	240	229
	Interstate Power & Light Co.	2.300%	6/1/30	300	256
	Interstate Power & Light Co.	6.250%	7/15/39	250	280
	Interstate Power & Light Co.	3.700%	9/15/46	406	333
	Interstate Power & Light Co.	3.100%	11/30/51	500	362
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	372
	ITC Holdings Corp.	2.700%	11/15/22	400	398
	ITC Holdings Corp.	3.650%	6/15/24	300	297
	ITC Holdings Corp.	3.350%	11/15/27	400	382
	ITC Holdings Corp.	5.300%	7/1/43	900	904
[8]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	147	149
	Kentucky Utilities Co.	5.125%	11/1/40	650	650
	Kentucky Utilities Co.	3.300%	6/1/50	500	389
[8]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,733
	MidAmerican Energy Co.	3.100%	5/1/27	450	435
	MidAmerican Energy Co.	6.750%	12/30/31	725	854
[8]	MidAmerican Energy Co.	5.800%	10/15/36	775	859
	MidAmerican Energy Co.	4.800%	9/15/43	300	298
	MidAmerican Energy Co.	4.400%	10/15/44	400	379
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	925
	MidAmerican Energy Co.	3.650%	8/1/48	575	485
[8]	Mississippi Power Co.	4.250%	3/15/42	375	329
	National Fuel Gas Co.	5.500%	1/15/26	100	100
	National Fuel Gas Co.	3.950%	9/15/27	275	256
	National Fuel Gas Co.	4.750%	9/1/28	750	731
	National Fuel Gas Co.	2.950%	3/1/31	100	81
	National Grid USA	5.803%	4/1/35	250	263
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,600	1,586
[8]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	500	496
[8]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	464
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	2,342	2,103
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	500	479

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	244
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	1,533	1,460
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	370
[8]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	500	398
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	967
[8]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	296
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	800	746
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	372
[8]	Nevada Power Co.	3.700%	5/1/29	500	482
[8]	Nevada Power Co.	2.400%	5/1/30	441	384
[8]	Nevada Power Co.	6.650%	4/1/36	410	472
[8]	Nevada Power Co.	3.125%	8/1/50	300	223
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	1,100	1,085
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	400	402
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	400	403
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	676
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	1,001
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	327
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	265
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,100
[8]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	370
[8]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	265
	NiSource Inc.	0.950%	8/15/25	500	449
	NiSource Inc.	3.490%	5/15/27	1,100	1,053
	NiSource Inc.	2.950%	9/1/29	1,500	1,331
	NiSource Inc.	3.600%	5/1/30	500	458
	NiSource Inc.	1.700%	2/15/31	500	390
	NiSource Inc.	5.950%	6/15/41	382	396
	NiSource Inc.	4.800%	2/15/44	200	180
	NiSource Inc.	5.650%	2/1/45	500	498
	NiSource Inc.	4.375%	5/15/47	1,575	1,386
	NiSource Inc.	3.950%	3/30/48	500	414
	Northern States Power Co.	2.250%	4/1/31	500	438
	Northern States Power Co.	6.250%	6/1/36	325	374
	Northern States Power Co.	6.200%	7/1/37	250	291
	Northern States Power Co.	5.350%	11/1/39	375	403
	Northern States Power Co.	3.400%	8/15/42	410	346
	Northern States Power Co.	4.000%	8/15/45	200	176
	Northern States Power Co.	2.900%	3/1/50	1,890	1,424
	Northern States Power Co.	2.600%	6/1/51	600	424
	Northern States Power Co.	3.200%	4/1/52	500	398
	Northern States Power Co.	4.500%	6/1/52	450	442
	NorthWestern Corp.	4.176%	11/15/44	250	218
	NSTAR Electric Co.	3.200%	5/15/27	550	531
	NSTAR Electric Co.	3.250%	5/15/29	300	284
	NSTAR Electric Co.	5.500%	3/15/40	540	581
	NSTAR Electric Co.	4.400%	3/1/44	223	207
	Oglethorpe Power Corp.	5.950%	11/1/39	100	105
	Oglethorpe Power Corp.	5.375%	11/1/40	630	620
[12]	Oglethorpe Power Corp.	4.500%	4/1/47	500	429
[8]	Ohio Power Co.	1.625%	1/15/31	500	404
	Ohio Power Co.	4.000%	6/1/49	500	432
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	291
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	184
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	204
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	210
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	394
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	269
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	858
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	146
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,250	1,137
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,239
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	496
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	486
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	147	156
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	172
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	220
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	369
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	939
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	173
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	905
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	277
	ONE Gas Inc.	1.100%	3/11/24	500	475
	ONE Gas Inc.	2.000%	5/15/30	200	167
	ONE Gas Inc.	4.658%	2/1/44	507	459
	Pacific Gas & Electric Co.	1.700%	11/15/23	950	914
	Pacific Gas & Electric Co.	3.850%	11/15/23	1,750	1,730
	Pacific Gas & Electric Co.	3.450%	7/1/25	500	470
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,300	2,095
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	1,920
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	519
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,500
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	3,684
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	403
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	1,782
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	371
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,145
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	782
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	1,043
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,392
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	1,002
	PacifiCorp	3.600%	4/1/24	500	501
	PacifiCorp	3.500%	6/15/29	600	570
	PacifiCorp	2.700%	9/15/30	2,800	2,473
	PacifiCorp	5.250%	6/15/35	475	486
	PacifiCorp	6.100%	8/1/36	525	578
	PacifiCorp	5.750%	4/1/37	410	434
	PacifiCorp	6.250%	10/15/37	625	700
	PacifiCorp	6.350%	7/15/38	250	283
	PacifiCorp	4.125%	1/15/49	1,700	1,519
	PacifiCorp	3.300%	3/15/51	2,250	1,766
	PacifiCorp	2.900%	6/15/52	3,700	2,708
	PECO Energy Co.	3.000%	9/15/49	1,000	758
	PECO Energy Co.	2.800%	6/15/50	1,000	734
	PECO Energy Co.	3.050%	3/15/51	500	384
	PECO Energy Co.	2.850%	9/15/51	500	368
	PECO Energy Co.	4.600%	5/15/52	500	502
[8]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	300	279
[8]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	100	85
[8]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	350	277
[8]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	625	623
[8]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	250	250
[8]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,175	1,175
[8]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	250	249
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	353
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	422

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	137
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	277
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	300	223
	Pinnacle West Capital Corp.	1.300%	6/15/25	700	641
	Potomac Electric Power Co.	6.500%	11/15/37	400	465
	Potomac Electric Power Co.	4.150%	3/15/43	550	500
	PPL Capital Funding Inc.	3.100%	5/15/26	600	571
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	341
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	625
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	267
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	315
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	276
	Progress Energy Inc.	7.750%	3/1/31	510	596
	Progress Energy Inc.	7.000%	10/30/31	200	225
	Progress Energy Inc.	6.000%	12/1/39	480	506
	Public Service Co. of Colorado	3.700%	6/15/28	300	295
[8]	Public Service Co. of Colorado	1.900%	1/15/31	300	253
	Public Service Co. of Colorado	1.875%	6/15/31	700	585
[8]	Public Service Co. of Colorado	4.100%	6/1/32	300	299
	Public Service Co. of Colorado	3.600%	9/15/42	225	192
	Public Service Co. of Colorado	4.300%	3/15/44	700	643
	Public Service Co. of Colorado	4.100%	6/15/48	300	273
[8]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	1,027
[8]	Public Service Co. of Colorado	2.700%	1/15/51	200	143
[8]	Public Service Co. of Colorado	4.500%	6/1/52	400	392
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	150
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	209
[8]	Public Service Electric & Gas Co.	3.000%	5/15/25	500	489
[8]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	453
[8]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	241
[8]	Public Service Electric & Gas Co.	3.200%	5/15/29	300	284
[8]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	179
[8]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	460
[8]	Public Service Electric & Gas Co.	3.950%	5/1/42	525	474
[8]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	878
[8]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	233
[8]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	308
[8]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	584
[8]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	610
[8]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	313
[8]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	380
	Public Service Enterprise Group Inc.	2.650%	11/15/22	475	474
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	361
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	597
	Puget Energy Inc.	3.650%	5/15/25	300	294
	Puget Energy Inc.	2.379%	6/15/28	85	74
	Puget Energy Inc.	4.100%	6/15/30	400	372
	Puget Energy Inc.	4.224%	3/15/32	400	368
	Puget Sound Energy Inc.	6.274%	3/15/37	450	506
	Puget Sound Energy Inc.	5.757%	10/1/39	495	526
	Puget Sound Energy Inc.	5.638%	4/15/41	390	411
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	939
	Puget Sound Energy Inc.	4.223%	6/15/48	500	443
[8]	San Diego Gas & Electric Co.	3.600%	9/1/23	75	75
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	332
[8]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	411
[8]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	447
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	275
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	475
[8]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	275
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	299
[8]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	620
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	423
[8]	SCE Recovery Funding LLC	2.943%	11/15/42	225	222
	Sempra Energy	3.300%	4/1/25	700	684
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sempra Energy	3.250%	6/15/27	1,575	1,494
	Sempra Energy	3.400%	2/1/28	1,650	1,558
	Sempra Energy	3.700%	4/1/29	500	470
	Sempra Energy	3.800%	2/1/38	900	759
	Sempra Energy	6.000%	10/15/39	1,705	1,795
	Sempra Energy	4.000%	2/1/48	400	331
	Sempra Energy	4.125%	4/1/52	950	763
	Sierra Pacific Power Co.	2.600%	5/1/26	600	571
[8]	Southern California Edison Co.	0.700%	8/1/23	500	485
[8]	Southern California Edison Co.	3.500%	10/1/23	300	300
	Southern California Edison Co.	1.100%	4/1/24	500	476
[8]	Southern California Edison Co.	0.975%	8/1/24	500	472
[8]	Southern California Edison Co.	3.700%	8/1/25	700	689
[8]	Southern California Edison Co.	1.200%	2/1/26	500	449
[8]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,332
[8]	Southern California Edison Co.	4.200%	3/1/29	200	193
	Southern California Edison Co.	6.650%	4/1/29	850	904
	Southern California Edison Co.	2.850%	8/1/29	825	731
	Southern California Edison Co.	2.250%	6/1/30	300	252
[8]	Southern California Edison Co.	2.500%	6/1/31	500	420
	Southern California Edison Co.	2.750%	2/1/32	330	279
[8]	Southern California Edison Co.	5.750%	4/1/35	508	519
[8]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,132
	Southern California Edison Co.	5.625%	2/1/36	500	503
	Southern California Edison Co.	5.500%	3/15/40	400	395
	Southern California Edison Co.	4.500%	9/1/40	505	448
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,612
[8]	Southern California Edison Co.	3.900%	3/15/43	475	380
[8]	Southern California Edison Co.	3.600%	2/1/45	150	112
	Southern California Edison Co.	4.000%	4/1/47	1,920	1,557
[8]	Southern California Edison Co.	4.125%	3/1/48	970	801
[8]	Southern California Edison Co.	4.875%	3/1/49	400	363
	Southern California Edison Co.	3.650%	2/1/50	1,300	995
[8]	Southern California Edison Co.	2.950%	2/1/51	500	340
[8]	Southern California Edison Co.	3.650%	6/1/51	500	389
	Southern California Edison Co.	3.450%	2/1/52	500	372
	Southern California Gas Co.	3.150%	9/15/24	425	422
[8]	Southern California Gas Co.	2.600%	6/15/26	725	687
	Southern California Gas Co.	2.950%	4/15/27	600	569
[8]	Southern California Gas Co.	2.550%	2/1/30	450	398
	Southern California Gas Co.	3.750%	9/15/42	330	276
[8]	Southern California Gas Co.	4.125%	6/1/48	325	285
[8]	Southern California Gas Co.	4.300%	1/15/49	500	454
[8]	Southern California Gas Co.	3.950%	2/15/50	250	215
	Southern Co.	2.950%	7/1/23	525	519
[8]	Southern Co.	0.600%	2/26/24	500	474
	Southern Co.	4.475%	8/1/24	600	602
	Southern Co.	3.250%	7/1/26	500	479
	Southern Co.	5.113%	8/1/27	500	505
[8]	Southern Co.	1.750%	3/15/28	500	428
	Southern Co.	4.250%	7/1/36	575	528
	Southern Co.	4.400%	7/1/46	1,135	990
[8]	Southern Co.	4.000%	1/15/51	1,200	1,072
[8]	Southern Co.	3.750%	9/15/51	900	763
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	74
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	360
[8]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	789
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	132
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	525	456
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	796
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	437
	Southern Power Co.	4.150%	12/1/25	375	375
	Southern Power Co.	5.150%	9/15/41	660	622
	Southern Power Co.	5.250%	7/15/43	500	474
[8]	Southern Power Co.	4.950%	12/15/46	300	275
	Southwest Gas Corp.	3.700%	4/1/28	450	422
	Southwest Gas Corp.	4.050%	3/15/32	450	409
	Southwest Gas Corp.	3.800%	9/29/46	250	196
	Southwest Gas Corp.	4.150%	6/1/49	200	166

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Southwestern Electric Power Co.	1.650%	3/15/26	500	456
[8]	Southwestern Electric Power Co.	2.750%	10/1/26	300	281
[8]	Southwestern Electric Power Co.	4.100%	9/15/28	550	531
	Southwestern Electric Power Co.	6.200%	3/15/40	300	324
[8]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	804
[8]	Southwestern Electric Power Co.	3.850%	2/1/48	375	303
	Southwestern Electric Power Co.	3.250%	11/1/51	500	369
	Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,093
	Southwestern Public Service Co.	4.500%	8/15/41	850	802
	Southwestern Public Service Co.	3.400%	8/15/46	950	736
[8]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	916
	Southwestern Public Service Co.	3.750%	6/15/49	750	630
[8]	Southwestern Public Service Co.	3.150%	5/1/50	800	613
	Tampa Electric Co.	2.400%	3/15/31	500	432
	Tampa Electric Co.	4.350%	5/15/44	150	137
	Tampa Electric Co.	4.300%	6/15/48	300	272
	Tampa Electric Co.	3.625%	6/15/50	250	204
	Tampa Electric Co.	3.450%	3/15/51	500	398
	Toledo Edison Co.	6.150%	5/15/37	250	277
	Tucson Electric Power Co.	3.050%	3/15/25	200	196
	Tucson Electric Power Co.	3.250%	5/15/32	500	451
	Tucson Electric Power Co.	4.850%	12/1/48	490	470
	Union Electric Co.	3.500%	4/15/24	990	990
	Union Electric Co.	2.950%	6/15/27	300	286
	Union Electric Co.	3.500%	3/15/29	350	335
	Union Electric Co.	2.950%	3/15/30	800	727
	Union Electric Co.	2.150%	3/15/32	500	417
	Union Electric Co.	3.900%	9/15/42	425	372
	Union Electric Co.	3.650%	4/15/45	575	473
	Union Electric Co.	4.000%	4/1/48	1,100	964
	Union Electric Co.	3.250%	10/1/49	100	78
	Union Electric Co.	2.625%	3/15/51	800	558
	Union Electric Co.	3.900%	4/1/52	500	443
	Veolia Environnement SA	6.750%	6/1/38	125	148
	Virginia Electric & Power Co.	3.450%	2/15/24	250	249
[8]	Virginia Electric & Power Co.	3.100%	5/15/25	500	491
[8]	Virginia Electric & Power Co.	2.950%	11/15/26	300	286
[8]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,221
[8]	Virginia Electric & Power Co.	3.800%	4/1/28	525	513
	Virginia Electric & Power Co.	2.300%	11/15/31	500	425
	Virginia Electric & Power Co.	2.400%	3/30/32	550	471
[8]	Virginia Electric & Power Co.	6.000%	1/15/36	375	414
[8]	Virginia Electric & Power Co.	6.000%	5/15/37	500	554
	Virginia Electric & Power Co.	6.350%	11/30/37	375	435
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	1,694
	Virginia Electric & Power Co.	4.000%	1/15/43	500	439
[8]	Virginia Electric & Power Co.	4.650%	8/15/43	500	476
	Virginia Electric & Power Co.	4.450%	2/15/44	1,100	1,023
[8]	Virginia Electric & Power Co.	4.200%	5/15/45	877	786
[8]	Virginia Electric & Power Co.	4.000%	11/15/46	500	441
[8]	Virginia Electric & Power Co.	3.800%	9/15/47	425	362
	Virginia Electric & Power Co.	4.600%	12/1/48	550	529
	Virginia Electric & Power Co.	3.300%	12/1/49	400	318
	Virginia Electric & Power Co.	2.450%	12/15/50	5,500	3,692
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	743
[8]	Virginia Electric & Power Co.	4.625%	5/15/52	500	485
[8]	Washington Gas Light Co.	3.796%	9/15/46	350	300
[8]	Washington Gas Light Co.	3.650%	9/15/49	500	418
	WEC Energy Group Inc.	0.550%	9/15/23	500	483
	WEC Energy Group Inc.	0.800%	3/15/24	500	475
	WEC Energy Group Inc.	1.375%	10/15/27	500	433
	WEC Energy Group Inc.	2.200%	12/15/28	500	438
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	805
	Wisconsin Electric Power Co.	2.050%	12/15/24	300	289
	Wisconsin Electric Power Co.	1.700%	6/15/28	500	436
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	217
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	229
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	343
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	204
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	64
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	363
	Xcel Energy Inc.	0.500%	10/15/23	1,200	1,153
	Xcel Energy Inc.	3.300%	6/1/25	100	98
	Xcel Energy Inc.	1.750%	3/15/27	500	447
	Xcel Energy Inc.	4.000%	6/15/28	750	733
	Xcel Energy Inc.	2.600%	12/1/29	540	475
	Xcel Energy Inc.	3.400%	6/1/30	450	414
	Xcel Energy Inc.	2.350%	11/15/31	500	414
	Xcel Energy Inc.	6.500%	7/1/36	610	694
	Xcel Energy Inc.	3.500%	12/1/49	400	318
					445,716
Total Corporate Bonds (Cost $6,039,609)					5,371,760
Sovereign Bonds (1.4%)
	African Development Bank	3.000%	9/20/23	1,600	1,600
[8]	African Development Bank	0.875%	3/23/26	2,500	2,300
[8]	African Development Bank	0.875%	7/22/26	1,600	1,460
[8]	Asian Development Bank	0.250%	7/14/23	5,000	4,868
[8]	Asian Development Bank	0.250%	10/6/23	6,300	6,092
	Asian Development Bank	2.625%	1/30/24	3,400	3,379
[8]	Asian Development Bank	0.375%	6/11/24	8,000	7,598
[8]	Asian Development Bank	0.625%	10/8/24	3,500	3,318
	Asian Development Bank	1.500%	10/18/24	1,000	966
[8]	Asian Development Bank	2.000%	1/22/25	1,027	1,000
[8]	Asian Development Bank	2.125%	3/19/25	700	683
	Asian Development Bank	0.625%	4/29/25	2,000	1,867
[8]	Asian Development Bank	2.875%	5/6/25	630	626
[8]	Asian Development Bank	0.375%	9/3/25	6,129	5,623
[8]	Asian Development Bank	0.500%	2/4/26	4,000	3,643
[8]	Asian Development Bank	1.000%	4/14/26	3,000	2,771
[8]	Asian Development Bank	2.000%	4/24/26	400	383
[8]	Asian Development Bank	1.750%	8/14/26	1,841	1,743
[8]	Asian Development Bank	2.625%	1/12/27	800	782
[8]	Asian Development Bank	1.500%	1/20/27	3,525	3,280
[8]	Asian Development Bank	2.500%	11/2/27	2,985	2,887
[8]	Asian Development Bank	2.750%	1/19/28	1,000	977
[8]	Asian Development Bank	1.250%	6/9/28	500	447
[8]	Asian Development Bank	3.125%	9/26/28	1,600	1,593
[8]	Asian Development Bank	1.750%	9/19/29	200	181
[8]	Asian Development Bank	1.875%	1/24/30	1,000	911
[8]	Asian Development Bank	0.750%	10/8/30	1,500	1,239
[8]	Asian Development Bank	1.500%	3/4/31	3,000	2,620
	Asian Development Bank	3.125%	4/27/32	2,500	2,483
	Asian Infrastructure Investment Bank	0.250%	9/29/23	3,600	3,478
	Asian Infrastructure Investment Bank	2.250%	5/16/24	3,800	3,736
	Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	924
	Asian Infrastructure Investment Bank	3.375%	6/29/25	1,500	1,501
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,446
	Canadian Government Bond	1.625%	1/22/25	2,290	2,211
	Canadian Government Bond	2.875%	4/28/25	2,515	2,500
	Canadian Government Bond	0.750%	5/19/26	5,200	4,748
	Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,255
	Corp. Andina de Fomento	1.250%	10/26/24	1,900	1,802
	Corp. Andina de Fomento	1.625%	9/23/25	600	562
	Corp. Andina de Fomento	2.250%	2/8/27	620	577
	Council of Europe Development Bank	0.250%	10/20/23	1,500	1,447
	Council of Europe Development Bank	2.500%	2/27/24	50	50
	Council of Europe Development Bank	0.375%	6/10/24	565	536
	Council of Europe Development Bank	1.375%	2/27/25	850	813

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Council of Europe Development Bank	3.000%	6/16/25	540	538
	Council of Europe Development Bank	0.875%	9/22/26	1,000	911
	Equinor ASA	2.650%	1/15/24	3,240	3,209
	Equinor ASA	3.250%	11/10/24	550	547
	Equinor ASA	3.000%	4/6/27	941	906
	Equinor ASA	3.625%	9/10/28	1,200	1,173
	Equinor ASA	3.125%	4/6/30	500	463
	Equinor ASA	2.375%	5/22/30	1,500	1,316
	Equinor ASA	5.100%	8/17/40	2,100	2,203
	Equinor ASA	4.250%	11/23/41	325	306
	Equinor ASA	3.950%	5/15/43	175	156
	Equinor ASA	4.800%	11/8/43	1,015	1,017
	Equinor ASA	3.250%	11/18/49	750	596
	Equinor ASA	3.700%	4/6/50	2,360	2,035
[8]	European Bank for Reconstruction & Development	0.250%	7/10/23	3,000	2,922
	European Bank for Reconstruction & Development	1.625%	9/27/24	500	485
[8]	European Bank for Reconstruction & Development	1.500%	2/13/25	100	96
	European Bank for Reconstruction & Development	0.500%	5/19/25	700	650
[8]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,463
[8]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,820
[8]	European Investment Bank	2.875%	8/15/23	3,300	3,297
	European Investment Bank	0.250%	9/15/23	5,500	5,324
[8]	European Investment Bank	3.125%	12/14/23	1,300	1,302
	European Investment Bank	3.250%	1/29/24	3,210	3,220
	European Investment Bank	2.625%	3/15/24	3,660	3,635
	European Investment Bank	2.250%	6/24/24	2,010	1,979
	European Investment Bank	0.375%	7/24/24	3,000	2,842
	European Investment Bank	2.500%	10/15/24	864	853
	European Investment Bank	1.875%	2/10/25	4,413	4,282
	European Investment Bank	1.625%	3/14/25	5,000	4,814
	European Investment Bank	0.625%	7/25/25	3,700	3,434
	European Investment Bank	2.750%	8/15/25	3,000	2,968
	European Investment Bank	0.375%	12/15/25	5,500	5,008
	European Investment Bank	0.375%	3/26/26	5,000	4,514
	European Investment Bank	2.125%	4/13/26	1,000	965
	European Investment Bank	0.750%	10/26/26	1,950	1,764
[8]	European Investment Bank	1.375%	3/15/27	2,775	2,561
	European Investment Bank	2.375%	5/24/27	5,166	4,989
	European Investment Bank	0.625%	10/21/27	500	439
	European Investment Bank	1.625%	10/9/29	350	316
	European Investment Bank	0.875%	5/17/30	400	336
	European Investment Bank	0.750%	9/23/30	1,200	996
	European Investment Bank	1.250%	2/14/31	3,000	2,573
	European Investment Bank	4.875%	2/15/36	1,300	1,513
[13]	Export Development Canada	2.625%	2/21/24	1,800	1,788
[13]	Export Development Canada	3.000%	5/25/27	1,700	1,686
	Export-Import Bank of Korea	3.625%	11/27/23	600	604
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,125
	Export-Import Bank of Korea	0.375%	2/9/24	500	478
	Export-Import Bank of Korea	3.250%	11/10/25	300	297
	Export-Import Bank of Korea	0.625%	2/9/26	500	452
	Export-Import Bank of Korea	2.625%	5/26/26	925	896
	Export-Import Bank of Korea	1.125%	12/29/26	205	185
	Export-Import Bank of Korea	1.625%	1/18/27	400	367
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	966
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,320
	Export-Import Bank of Korea	1.375%	2/9/31	500	412
	Export-Import Bank of Korea	2.125%	1/18/32	650	560
	Export-Import Bank of Korea	2.500%	6/29/41	875	700
[8]	Hydro-Quebec	8.050%	7/7/24	2,665	2,900
	Inter-American Development Bank	0.250%	11/15/23	7,200	6,935
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	2.625%	1/16/24	4,500	4,472
	Inter-American Development Bank	3.000%	2/21/24	3,700	3,697
[10]	Inter-American Development Bank	3.250%	7/1/24	2,000	2,005
	Inter-American Development Bank	0.500%	9/23/24	3,500	3,309
	Inter-American Development Bank	2.125%	1/15/25	1,000	977
[8]	Inter-American Development Bank	1.750%	3/14/25	500	483
	Inter-American Development Bank	0.875%	4/3/25	1,000	942
	Inter-American Development Bank	7.000%	6/15/25	250	276
	Inter-American Development Bank	0.625%	7/15/25	5,100	4,734
[8]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,674
[8]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,833
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,544
	Inter-American Development Bank	2.375%	7/7/27	800	771
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,250
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,774
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,191
	Inter-American Development Bank	2.250%	6/18/29	1,000	940
[8]	Inter-American Development Bank	1.125%	1/13/31	3,500	2,967
[8]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,630
	Inter-American Development Bank	3.200%	8/7/42	550	508
	Inter-American Development Bank	4.375%	1/24/44	450	496
	International Bank for Reconstruction & Development	3.000%	9/27/23	9,250	9,248
	International Bank for Reconstruction & Development	0.250%	11/24/23	5,160	4,967
	International Bank for Reconstruction & Development	2.500%	3/19/24	3,600	3,567
[8]	International Bank for Reconstruction & Development	1.500%	8/28/24	1,270	1,230
[8]	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,430
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	1,930
	International Bank for Reconstruction & Development	0.625%	4/22/25	4,500	4,205
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,602
[8]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,515
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,506
[8]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	1,999
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,081
[8]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	338
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,202
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	4,090

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,361
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	840
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,518
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	5,136
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	7,433
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,827
[8]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	510
[8]	International Finance Corp.	2.875%	7/31/23	2,000	1,998
[8]	International Finance Corp.	1.375%	10/16/24	1,400	1,349
[8]	International Finance Corp.	0.375%	7/16/25	1,000	921
[8]	International Finance Corp.	2.125%	4/7/26	1,505	1,450
	International Finance Corp.	0.750%	8/27/30	800	663
[8,14]	Japan Bank for International Cooperation	1.625%	10/17/22	750	748
[14]	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,232
[14]	Japan Bank for International Cooperation	0.375%	9/15/23	2,700	2,616
[14]	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,606
[8,14]	Japan Bank for International Cooperation	0.500%	4/15/24	700	668
[8,14]	Japan Bank for International Cooperation	2.500%	5/23/24	400	395
[8,14]	Japan Bank for International Cooperation	3.000%	5/29/24	650	648
[8,14]	Japan Bank for International Cooperation	1.750%	10/17/24	600	581
[8,14]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,335
[14]	Japan Bank for International Cooperation	2.875%	4/14/25	3,600	3,560
[8,14]	Japan Bank for International Cooperation	2.500%	5/28/25	500	490
[14]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,848
[14]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,465
[14]	Japan Bank for International Cooperation	2.875%	7/21/27	500	488
[14]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,125
[14]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,291
[14]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,501
[14]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,782
[14]	Japan Bank for International Cooperation	2.000%	10/17/29	300	272
[14]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	843
[14]	Japan Bank for International Cooperation	1.875%	4/15/31	500	441
[14]	Japan International Cooperation Agency	2.750%	4/27/27	700	678
[14]	Japan International Cooperation Agency	3.250%	5/25/27	3,000	2,969
[14]	Japan International Cooperation Agency	3.375%	6/12/28	550	546
[14]	Japan International Cooperation Agency	1.000%	7/22/30	200	165
[14]	Japan International Cooperation Agency	1.750%	4/28/31	500	435
[15]	KFW	0.250%	10/19/23	9,800	9,460
[15]	KFW	2.625%	2/28/24	3,000	2,980
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	KFW	0.250%	3/8/24	2,500	2,386
[15]	KFW	1.375%	8/5/24	500	483
[15]	KFW	0.500%	9/20/24	3,600	3,404
[15]	KFW	2.500%	11/20/24	5,750	5,675
[15]	KFW	1.250%	1/31/25	4,025	3,845
[15]	KFW	2.000%	5/2/25	1,250	1,213
[15]	KFW	0.375%	7/18/25	6,000	5,525
[15]	KFW	0.625%	1/22/26	4,000	3,663
[15]	KFW	1.000%	10/1/26	9,000	8,244
[15]	KFW	3.000%	5/20/27	585	581
[15]	KFW	2.875%	4/3/28	2,300	2,264
[15]	KFW	1.750%	9/14/29	900	820
[15]	KFW	0.750%	9/30/30	2,000	1,658
[15]	KFW	0.000%	4/18/36	600	380
[15]	KFW	0.000%	6/29/37	1,700	1,021
	Korea Development Bank	3.750%	1/22/24	1,500	1,511
	Korea Development Bank	2.125%	10/1/24	400	389
	Korea Development Bank	0.750%	1/25/25	650	607
	Korea Development Bank	1.375%	4/25/27	500	451
	Korea Development Bank	1.625%	1/19/31	1,000	843
	Korea Development Bank	2.000%	10/25/31	500	426
[15]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,302
[15]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,436
[8,15]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	464
[15]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	954
[15]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,205
[8,15]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	781
[8,15]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,538
[15]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	836
	Nordic Investment Bank	2.875%	7/19/23	950	950
	Nordic Investment Bank	2.250%	5/21/24	600	591
	Nordic Investment Bank	0.375%	9/20/24	800	754
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,376
[8]	Nordic Investment Bank	0.500%	1/21/26	1,000	912
[16]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	601
[16]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	480
[16]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,374
[8,16]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	2,002
[8]	Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,140
[8]	Oriental Republic of Uruguay	4.375%	10/27/27	975	988
[8]	Oriental Republic of Uruguay	4.375%	1/23/31	2,345	2,375
[8]	Oriental Republic of Uruguay	7.625%	3/21/36	485	606
[8]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	941
[8]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	2,539
[8]	Oriental Republic of Uruguay	4.975%	4/20/55	2,480	2,442
[8,17]	Petroleos Mexicanos	2.290%	2/15/24	40	39
[17]	Petroleos Mexicanos	2.378%	4/15/25	60	56
	Province of Alberta	3.350%	11/1/23	1,700	1,705
	Province of Alberta	2.950%	1/23/24	600	599
	Province of Alberta	1.875%	11/13/24	1,800	1,746
	Province of Alberta	1.000%	5/20/25	830	780
	Province of Alberta	3.300%	3/15/28	1,100	1,091
	Province of Alberta	1.300%	7/22/30	2,566	2,180
[8]	Province of British Columbia	1.750%	9/27/24	600	583
	Province of British Columbia	2.250%	6/2/26	1,707	1,643
	Province of British Columbia	0.900%	7/20/26	1,275	1,161
	Province of British Columbia	1.300%	1/29/31	500	423
[8]	Province of Manitoba	2.600%	4/16/24	1,250	1,239
	Province of Manitoba	3.050%	5/14/24	500	499
	Province of Manitoba	2.125%	6/22/26	850	811
	Province of New Brunswick	3.625%	2/24/28	500	505
	Province of Ontario	3.400%	10/17/23	3,130	3,143
	Province of Ontario	3.050%	1/29/24	2,000	2,000
	Province of Ontario	3.200%	5/16/24	1,000	1,001
	Province of Ontario	2.500%	4/27/26	1,000	970
	Province of Ontario	2.300%	6/15/26	2,000	1,924
	Province of Ontario	3.100%	5/19/27	4,025	3,974
	Province of Ontario	2.000%	10/2/29	1,700	1,542
	Province of Ontario	1.125%	10/7/30	2,800	2,337

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Ontario	1.600%	2/25/31	5,000	4,302
	Province of Ontario	1.800%	10/14/31	500	432
[8]	Province of Quebec	7.125%	2/9/24	3,050	3,231
[8]	Province of Quebec	2.875%	10/16/24	700	696
[8]	Province of Quebec	1.500%	2/11/25	155	149
	Province of Quebec	0.600%	7/23/25	1,500	1,387
	Province of Quebec	2.500%	4/20/26	700	680
	Province of Quebec	2.750%	4/12/27	3,250	3,168
[8]	Province of Quebec	7.500%	9/15/29	1,075	1,340
	Province of Quebec	1.350%	5/28/30	1,200	1,028
	Province of Quebec	1.900%	4/21/31	7,500	6,631
	Province of Saskatchewan	3.250%	6/8/27	700	697
	Republic of Chile	2.250%	10/30/22	225	225
	Republic of Chile	3.125%	3/27/25	200	195
	Republic of Chile	3.125%	1/21/26	710	686
[8]	Republic of Chile	2.750%	1/31/27	600	561
[8]	Republic of Chile	3.240%	2/6/28	2,910	2,740
[8]	Republic of Chile	2.450%	1/31/31	1,200	1,024
[8]	Republic of Chile	2.550%	7/27/33	3,800	3,104
[8]	Republic of Chile	3.500%	1/31/34	1,058	941
[8]	Republic of Chile	3.100%	5/7/41	2,440	1,862
[8]	Republic of Chile	4.340%	3/7/42	736	656
[8]	Republic of Chile	3.500%	1/25/50	1,915	1,474
[8]	Republic of Chile	4.000%	1/31/52	1,465	1,215
[8]	Republic of Chile	3.100%	1/22/61	1,250	845
[8]	Republic of Chile	3.250%	9/21/71	500	334
	Republic of Hungary	5.375%	3/25/24	1,600	1,632
	Republic of Hungary	7.625%	3/29/41	1,150	1,327
[8]	Republic of Indonesia	3.850%	7/18/27	200	196
	Republic of Indonesia	3.500%	1/11/28	1,300	1,241
	Republic of Indonesia	4.100%	4/24/28	1,000	983
	Republic of Indonesia	4.750%	2/11/29	1,350	1,362
	Republic of Indonesia	3.400%	9/18/29	200	186
	Republic of Indonesia	2.850%	2/14/30	350	312
	Republic of Indonesia	3.850%	10/15/30	2,100	1,995
	Republic of Indonesia	1.850%	3/12/31	600	486
[8]	Republic of Indonesia	2.150%	7/28/31	1,100	901
[8]	Republic of Indonesia	3.550%	3/31/32	1,250	1,134
	Republic of Indonesia	4.350%	1/11/48	2,075	1,808
	Republic of Indonesia	5.350%	2/11/49	1,500	1,472
	Republic of Indonesia	3.700%	10/30/49	825	662
	Republic of Indonesia	4.200%	10/15/50	2,205	1,895
	Republic of Indonesia	3.050%	3/12/51	850	645
[8]	Republic of Indonesia	4.300%	3/31/52	700	610
[8]	Republic of Indonesia	3.200%	9/23/61	800	564
	Republic of Indonesia	4.450%	4/15/70	750	639
	Republic of Indonesia	3.350%	3/12/71	500	352
	Republic of Italy	6.875%	9/27/23	2,300	2,389
	Republic of Italy	0.875%	5/6/24	1,500	1,418
	Republic of Italy	2.375%	10/17/24	1,950	1,888
	Republic of Italy	1.250%	2/17/26	2,900	2,590
	Republic of Italy	2.875%	10/17/29	2,000	1,767
	Republic of Italy	5.375%	6/15/33	1,925	2,020
	Republic of Italy	4.000%	10/17/49	1,900	1,567
	Republic of Italy	3.875%	5/6/51	2,500	2,014
	Republic of Korea	2.750%	1/19/27	3,800	3,700
	Republic of Korea	2.500%	6/19/29	900	853
	Republic of Korea	1.000%	9/16/30	1,000	832
	Republic of Korea	1.750%	10/15/31	550	480
	Republic of Korea	4.125%	6/10/44	655	684
	Republic of Korea	3.875%	9/20/48	390	393
[8]	Republic of Panama	4.000%	9/22/24	600	600
[8]	Republic of Panama	3.750%	3/16/25	1,450	1,433
	Republic of Panama	7.125%	1/29/26	358	388
	Republic of Panama	8.875%	9/30/27	368	434
[8]	Republic of Panama	3.875%	3/17/28	1,980	1,890
	Republic of Panama	9.375%	4/1/29	1,070	1,307
[8]	Republic of Panama	3.160%	1/23/30	400	356
[8]	Republic of Panama	2.252%	9/29/32	2,325	1,818
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Republic of Panama	6.700%	1/26/36	1,744	1,884
[8]	Republic of Panama	4.500%	5/15/47	200	165
[8]	Republic of Panama	4.500%	4/16/50	3,310	2,704
[8]	Republic of Panama	4.300%	4/29/53	1,250	985
[8]	Republic of Panama	4.500%	4/1/56	3,050	2,434
[8]	Republic of Panama	3.870%	7/23/60	2,400	1,705
[8]	Republic of Panama	4.500%	1/19/63	1,400	1,085
[8]	Republic of Peru	2.392%	1/23/26	600	558
	Republic of Peru	4.125%	8/25/27	250	245
[8]	Republic of Peru	2.783%	1/23/31	4,400	3,744
[8]	Republic of Peru	1.862%	12/1/32	900	686
	Republic of Peru	8.750%	11/21/33	2,535	3,212
[8]	Republic of Peru	3.000%	1/15/34	1,800	1,477
[8]	Republic of Peru	6.550%	3/14/37	600	654
[8]	Republic of Peru	3.300%	3/11/41	900	678
	Republic of Peru	5.625%	11/18/50	2,150	2,232
[8]	Republic of Peru	3.550%	3/10/51	500	373
[8]	Republic of Peru	2.780%	12/1/60	1,500	928
[8]	Republic of Peru	3.600%	1/15/72	1,800	1,215
[8]	Republic of Peru	3.230%	7/28/21	1,500	923
	Republic of Poland	3.000%	3/17/23	930	926
	Republic of Poland	4.000%	1/22/24	625	625
	Republic of Poland	3.250%	4/6/26	1,150	1,115
	Republic of the Philippines	4.200%	1/21/24	1,400	1,413
	Republic of the Philippines	9.500%	10/21/24	550	620
	Republic of the Philippines	10.625%	3/16/25	425	500
	Republic of the Philippines	5.500%	3/30/26	1,500	1,570
	Republic of the Philippines	3.229%	3/29/27	450	436
	Republic of the Philippines	3.000%	2/1/28	3,800	3,619
	Republic of the Philippines	3.750%	1/14/29	1,000	971
	Republic of the Philippines	9.500%	2/2/30	1,525	1,972
	Republic of the Philippines	2.457%	5/5/30	2,000	1,744
	Republic of the Philippines	7.750%	1/14/31	775	935
	Republic of the Philippines	1.648%	6/10/31	673	540
	Republic of the Philippines	1.950%	1/6/32	675	549
	Republic of the Philippines	6.375%	1/15/32	600	669
	Republic of the Philippines	3.556%	9/29/32	2,000	1,844
	Republic of the Philippines	6.375%	10/23/34	2,175	2,437
	Republic of the Philippines	5.000%	1/13/37	400	399
	Republic of the Philippines	3.950%	1/20/40	1,500	1,301
	Republic of the Philippines	3.700%	3/1/41	1,534	1,268
	Republic of the Philippines	3.700%	2/2/42	1,885	1,558
	Republic of the Philippines	2.950%	5/5/45	1,750	1,252
	Republic of the Philippines	2.650%	12/10/45	2,135	1,463
	Republic of the Philippines	3.200%	7/6/46	1,500	1,120
	Republic of the Philippines	4.200%	3/29/47	925	807
	State of Israel	2.875%	3/16/26	1,100	1,072
	State of Israel	3.250%	1/17/28	790	772
	State of Israel	2.500%	1/15/30	200	183
	State of Israel	2.750%	7/3/30	1,550	1,441
	State of Israel	4.500%	1/30/43	1,400	1,380
	State of Israel	4.125%	1/17/48	800	738
	State of Israel	3.375%	1/15/50	2,635	2,133
	State of Israel	3.875%	7/3/50	1,650	1,450
	State of Israel	4.500%	4/3/20	900	818
[8]	Svensk Exportkredit AB	0.250%	9/29/23	500	483
	Svensk Exportkredit AB	0.500%	11/10/23	2,000	1,933
[8]	Svensk Exportkredit AB	0.375%	3/11/24	800	764
[8]	Svensk Exportkredit AB	0.375%	7/30/24	800	757
	Svensk Exportkredit AB	0.625%	10/7/24	1,000	946
[8]	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,326
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,839
[8]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	955
	United Mexican States	3.600%	1/30/25	3,284	3,263
[8]	United Mexican States	3.900%	4/27/25	1,300	1,299
	United Mexican States	4.125%	1/21/26	2,968	2,968
	United Mexican States	4.150%	3/28/27	3,370	3,321
	United Mexican States	3.750%	1/11/28	1,175	1,125
	United Mexican States	4.500%	4/22/29	1,500	1,457

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	United Mexican States	3.250%	4/16/30	5,100	4,484
[8]	United Mexican States	8.300%	8/15/31	1,000	1,248
[8]	United Mexican States	4.750%	4/27/32	1,500	1,440
[8]	United Mexican States	7.500%	4/8/33	400	478
[8]	United Mexican States	3.500%	2/12/34	3,400	2,809
[8]	United Mexican States	6.750%	9/27/34	200	219
	United Mexican States	6.050%	1/11/40	2,321	2,274
[8]	United Mexican States	4.280%	8/14/41	6,740	5,328
[8]	United Mexican States	4.750%	3/8/44	3,022	2,503
	United Mexican States	5.550%	1/21/45	1,000	916
	United Mexican States	4.600%	1/23/46	2,530	2,016
	United Mexican States	4.350%	1/15/47	1,880	1,432
	United Mexican States	4.600%	2/10/48	3,510	2,778
[8]	United Mexican States	4.500%	1/31/50	1,100	854
[8]	United Mexican States	5.000%	4/27/51	2,500	2,069
[8]	United Mexican States	4.400%	2/12/52	2,700	2,023
[8]	United Mexican States	3.771%	5/24/61	4,400	2,846
[8]	United Mexican States	5.750%	10/12/10	2,314	1,935
Total Sovereign Bonds (Cost $767,943)					707,238
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	155	154
	Alabama Federal AID Highway Finance Authority Special Obligation Revenue	2.650%	9/1/37	325	263
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	130
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	268
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	135
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	58
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	925	1,076
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	155	179
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	550
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	300	274
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	375	460
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,257
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	172
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,200	1,652
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	550
	California GO	3.375%	4/1/25	426	426
	California GO	2.650%	4/1/26	250	243
	California GO	1.700%	2/1/28	350	315
	California GO	3.500%	4/1/28	400	395
	California GO	2.500%	10/1/29	590	541
	California GO	1.750%	11/1/30	260	220
	California GO	4.500%	4/1/33	850	870
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	7.500%	4/1/34	2,770	3,555
	California GO	4.600%	4/1/38	1,925	1,946
	California GO	7.550%	4/1/39	2,815	3,818
	California GO	7.300%	10/1/39	1,000	1,294
	California GO	7.350%	11/1/39	725	944
	California GO	7.625%	3/1/40	1,150	1,554
	California GO	7.600%	11/1/40	2,000	2,762
	California State University Systemwide Revenue	3.899%	11/1/47	250	233
	California State University Systemwide Revenue	2.897%	11/1/51	500	397
	California State University Systemwide Revenue	2.975%	11/1/51	465	366
	California State University Systemwide Revenue	2.719%	11/1/52	500	372
	California State University Systemwide Revenue	2.939%	11/1/52	500	382
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	114
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	388
	Chicago IL GO	7.045%	1/1/23	20	20
	Chicago IL GO	7.045%	1/1/29	130	138
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	579
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	499
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	329
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	349
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,545	1,853
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	419
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	477
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	271
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	363
	Connecticut GO	5.090%	10/1/30	575	601
	Connecticut GO	5.850%	3/15/32	610	684
	Cook County IL GO	6.229%	11/15/34	400	461
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	114
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	362
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	82
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	285	337
[18]	Dallas TX Independent School District GO	6.450%	2/15/35	150	156
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	760
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	263
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	350
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	800	778
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	50	55

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	276
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	370
Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	1,300	1,216
Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	769
Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	869
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	446
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	588	690
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,352	1,620
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	144	165
Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	203
Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	366
Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	336
Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	336
Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	325
Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	403
Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	440	387
Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	500	451
Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	509
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	346
Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,193
Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	100	84
Houston TX GO	6.290%	3/1/32	710	793
Houston TX GO	3.961%	3/1/47	355	332
Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	232
Illinois GO	5.100%	6/1/33	7,370	7,415
Illinois GO	6.630%	2/1/35	130	138
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	403
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	303
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	373
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	364
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	271
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	160
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	210
[19]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	462
	Los Angeles CA Community College District GO	1.606%	8/1/28	305	271
	Los Angeles CA Community College District GO	1.806%	8/1/30	500	431
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,450	1,231
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	448
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	116
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	523
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	652
	Los Angeles CA Unified School District GO	5.750%	7/1/34	2,010	2,233
	Los Angeles CA Unified School District GO	6.758%	7/1/34	250	299
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	446
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	65
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds	3.615%	2/1/29	700	700
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds	4.145%	2/1/33	700	700
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds	4.275%	2/1/36	200	199
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds	4.475%	8/1/39	700	693
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	396
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	380
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	115
	Massachusetts GO	5.456%	12/1/39	845	939
	Massachusetts GO	2.514%	7/1/41	2,175	1,686
	Massachusetts GO	2.813%	9/1/43	300	236
	Massachusetts GO	2.900%	9/1/49	575	448
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	560

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	283
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	268
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	57
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	250	206
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	122
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	752
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	537
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	275	232
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	224
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	323
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	800	606
	Michigan State University Revenue	4.496%	8/15/48	200	196
	Michigan State University Revenue	4.165%	8/15/22	465	392
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	275	213
	Mississippi GO	5.245%	11/1/34	250	272
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	340
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	314
[20]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,612
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	482
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	475	427
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	522
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	400	347
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	763
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,480	3,201
	New York City NY GO	5.517%	10/1/37	475	533
	New York City NY GO	6.271%	12/1/37	325	388
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	119
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	355
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	121
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	91
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	373
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,455
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	300	328
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	165
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	693
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	100	111
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	597
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	363
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	825	851
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	691
New York State Dormitory Authority Revenue	3.142%	7/1/43	1,355	1,145
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	500	408
New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	200	171
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	105
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	200	164
New York State Thruway Authority General Revenue	2.900%	1/1/35	330	289
New York State Thruway Authority General Revenue	3.500%	1/1/42	200	170
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	293
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	487
North Texas Tollway Authority System Revenue	3.011%	1/1/43	175	141
North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	943
Ohio State University General Receipts Revenue	4.910%	6/1/40	275	299
Ohio State University General Receipts Revenue	3.798%	12/1/46	100	92
Ohio State University General Receipts Revenue	4.800%	6/1/11	615	617
Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	234

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	105
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	257
	Oregon GO	5.762%	6/1/23	189	193
	Oregon GO	5.892%	6/1/27	375	401
[19]	Oregon GO	3.424%	3/1/60	750	610
[21]	Oregon School Boards Association GO	5.528%	6/30/28	125	131
	Pennsylvania State University	2.790%	9/1/43	425	343
	Pennsylvania State University	2.840%	9/1/50	300	233
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	413
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	275	216
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	140
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	224
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	896
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,016
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	379
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	161
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	1,200	949
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	144
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	187
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	2,280	2,217
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	568
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	296
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	235
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	175
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	75	71
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	363
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	84
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	292
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	295
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	313
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	220
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	234
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	394
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	267
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	572
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	458
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	250	195
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,232
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	245	195
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	369
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	342
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	645	700
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	135	133
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	574
	State Public School Building Authority PA Revenue	5.000%	9/15/27	250	260
	Texas GO	5.517%	4/1/39	1,030	1,166
	Texas GO	3.211%	4/1/44	425	363
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	681
	Texas Transportation Commission GO	4.681%	4/1/40	100	104
	Texas Transportation Commission GO	2.562%	4/1/42	725	586
	Texas Transportation Commission GO	2.472%	10/1/44	725	547
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,361
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	325	323
[21]	Tucson City AZ COP	2.856%	7/1/47	300	230
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	250	248
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	2,794
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	155
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	377
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	200	196
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	491
	University of California Revenue	0.883%	5/15/25	225	209
	University of California Revenue	3.063%	7/1/25	400	396
	University of California Revenue	1.316%	5/15/27	925	830
	University of California Revenue	1.614%	5/15/30	525	441
	University of California Revenue	4.601%	5/15/31	500	515
	University of California Revenue	5.946%	5/15/45	275	320
	University of California Revenue	3.071%	5/15/51	500	378
	University of California Revenue	4.858%	5/15/12	1,330	1,263
	University of California Revenue	4.767%	5/15/15	150	140
	University of Michigan Revenue	2.437%	4/1/40	275	214
	University of Michigan Revenue	2.562%	4/1/50	200	147
	University of Michigan Revenue	3.504%	4/1/52	475	420
	University of Michigan Revenue	4.454%	4/1/22	1,100	1,001
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	182

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	1,025	745
	University of Texas Financing System Revenue	4.794%	8/15/46	300	322
	University of Texas Financing System Revenue	3.354%	8/15/47	200	174
	University of Texas Financing System Revenue	2.439%	8/15/49	225	161
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	778
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	230
	University of Virginia Revenue	2.256%	9/1/50	1,075	740
	University of Virginia Revenue	4.179%	9/1/17	250	216
	Utah GO	4.554%	7/1/24	75	76
	Utah GO	3.539%	7/1/25	576	580
	Washington GO	5.140%	8/1/40	480	536
[21]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	275	223
[21]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	230	244
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	293
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	985
Total Taxable Municipal Bonds (Cost $153,252)					141,112
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[22,23]	Vanguard Market Liquidity Fund (Cost $223,162)	1.417%	2,232,858	223,219
Total Investments (100.0%) (Cost $32,249,950)				49,214,345
Other Assets and Liabilities—Net (0.0%)				(23,005)
Net Assets (100%)				49,191,340
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $56,405,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Perpetual security with no stated maturity date.
6	Securities with a value of $146,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
7	U.S. government-guaranteed.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2022.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $102,291,000, representing 0.2% of net assets.
13	Guaranteed by the Government of Canada.
14	Guaranteed by the Government of Japan.
15	Guaranteed by the Federal Republic of Germany.
16	Guaranteed by the Republic of Austria.
17	Guaranteed by the Government of Mexico.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
20	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
21	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
22	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
23	Collateral of $63,487,000 was received for securities on loan.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2022	393	46,583	(206)
E-mini Russell 2000 Index	September 2022	42	3,587	(195)
E-mini S&P 500 Index	September 2022	256	48,505	(1,423)
				(1,824)
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $31,993,969)	48,962,875
Affiliated Issuers (Cost $255,981)	251,470
Total Investments in Securities	49,214,345
Investment in Vanguard	1,886
Cash Collateral Pledged—Futures Contracts	3,637
Receivables for Investment Securities Sold	228,102
Receivables for Accrued Income	131,905
Receivables for Capital Shares Issued	11,912
Total Assets	49,591,787
Liabilities
Due to Custodian	481
Payables for Investment Securities Purchased	311,745
Collateral for Securities on Loan	63,487
Payables for Capital Shares Redeemed	23,320
Payables to Vanguard	1,379
Variation Margin Payable—Futures Contracts	35
Total Liabilities	400,447
Net Assets	49,191,340
1 Includes $56,405 of securities on loan.
At June 30, 2022, net assets consisted of:

Paid-in Capital	32,062,423
Total Distributable Earnings (Loss)	17,128,917
Net Assets	49,191,340

Investor Shares—Net Assets
Applicable to 5,854,219 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	235,045
Net Asset Value Per Share—Investor Shares	$40.15

Admiral Shares—Net Assets
Applicable to 954,789,733 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,332,609
Net Asset Value Per Share—Admiral Shares	$40.15

Institutional Shares—Net Assets
Applicable to 264,573,266 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,623,686
Net Asset Value Per Share—Institutional Shares	$40.15
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	230,550
Dividends—Affiliated Issuers	260
Interest—Unaffiliated Issuers	220,630
Interest—Affiliated Issuers	1,309
Securities Lending—Net	1,897
Total Income	454,646
Expenses
The Vanguard Group—Note B
Investment Advisory Services	806
Management and Administrative—Investor Shares	231
Management and Administrative—Admiral Shares	13,125
Management and Administrative—Institutional Shares	3,132
Marketing and Distribution—Investor Shares	9
Marketing and Distribution—Admiral Shares	857
Marketing and Distribution—Institutional Shares	170
Custodian Fees	119
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	168
Shareholders’ Reports—Institutional Shares	19
Trustees’ Fees and Expenses	14
Other Expenses	10
Total Expenses	18,662
Net Investment Income	435,984
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	22
Investment Securities Sold—Unaffiliated Issuers	287,023
Investment Securities Sold—Affiliated Issuers	(51)
Futures Contracts	(75,425)
Realized Net Gain (Loss)	211,569
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(10,942,749)
Investment Securities—Affiliated Issuers	(3,628)
Futures Contracts	(8,735)
Change in Unrealized Appreciation (Depreciation)	(10,955,112)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,307,559)
1	Dividends are net of foreign withholding taxes of $17,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	435,984	823,414
Realized Net Gain (Loss)	211,569	1,113,368
Change in Unrealized Appreciation (Depreciation)	(10,955,112)	5,604,361
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,307,559)	7,541,143
Distributions
Investor Shares	(3,217)	(10,264)
Admiral Shares	(529,964)	(1,478,246)
Institutional Shares	(146,583)	(414,045)
Total Distributions	(679,764)	(1,902,555)
Capital Share Transactions
Investor Shares	(27,359)	(50,524)
Admiral Shares	(658,237)	3,302,218
Institutional Shares	(97,846)	151,538
Net Increase (Decrease) from Capital Share Transactions	(783,442)	3,403,232
Total Increase (Decrease)	(11,770,765)	9,041,820
Net Assets
Beginning of Period	60,962,105	51,920,285
End of Period	49,191,340	60,962,105
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$49.02	$44.34	$39.23	$32.99	$34.72	$31.11
Investment Operations
Net Investment Income[1]	.327	.627	.700	.755	.748	.647
Capital Gain Distributions Received[1]	.000[2]	.000[2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(8.669)	5.564	5.537	6.345	(1.753)	3.600
Total from Investment Operations	(8.342)	6.191	6.237	7.100	(1.005)	4.247
Distributions
Dividends from Net Investment Income	(.332)	(.626)	(.687)	(.794)	(.725)	(.637)
Distributions from Realized Capital Gains	(.196)	(.885)	(.440)	(.066)	—	—
Total Distributions	(.528)	(1.511)	(1.127)	(.860)	(.725)	(.637)
Net Asset Value, End of Period	$40.15	$49.02	$44.34	$39.23	$32.99	$34.72
Total Return[3]	-17.10%	14.09%	16.26%	21.67%	-2.97%	13.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$235	$317	$334	$396	$3,014	$3,474
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.33%	1.76%	2.11%	2.15%	1.97%
Portfolio Turnover Rate[4]	11%	35%	60%	37%[5]	44%[5]	37%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 3%, 15%, 12%, 6%, 10%, and 11%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$49.02	$44.34	$39.23	$32.99	$34.72	$31.11
Investment Operations
Net Investment Income[1]	.352	.680	.742	.817	.791	.689
Capital Gain Distributions Received[1]	.000[2]	.000[2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(8.670)	5.564	5.542	6.319	(1.757)	3.599
Total from Investment Operations	(8.318)	6.244	6.284	7.136	(.966)	4.288
Distributions
Dividends from Net Investment Income	(.356)	(.679)	(.733)	(.830)	(.764)	(.678)
Distributions from Realized Capital Gains	(.196)	(.885)	(.441)	(.066)	—	—
Total Distributions	(.552)	(1.564)	(1.174)	(.896)	(.764)	(.678)
Net Asset Value, End of Period	$40.15	$49.02	$44.34	$39.23	$32.99	$34.72
Total Return[3]	-17.05%	14.22%	16.40%	21.79%	-2.86%	13.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,333	$47,564	$39,901	$33,585	$23,913	$23,556
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.44%	1.86%	2.22%	2.26%	2.09%
Portfolio Turnover Rate[4]	11%	35%	60%	37%[5]	44%[5]	37%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 3%, 15%, 12%, 6%, 10%, and 11%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$49.02	$44.35	$39.24	$33.00	$34.72	$31.12
Investment Operations
Net Investment Income[1]	.354	.685	.747	.820	.793	.691
Capital Gain Distributions Received[1]	.000[2]	.000[2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(8.670)	5.554	5.541	6.320	(1.745)	3.588
Total from Investment Operations	(8.316)	6.239	6.288	7.140	(.952)	4.279
Distributions
Dividends from Net Investment Income	(.358)	(.684)	(.737)	(.834)	(.768)	(.679)
Distributions from Realized Capital Gains	(.196)	(.885)	(.441)	(.066)	—	—
Total Distributions	(.554)	(1.569)	(1.178)	(.900)	(.768)	(.679)
Net Asset Value, End of Period	$40.15	$49.02	$44.35	$39.24	$33.00	$34.72
Total Return	-17.05%	14.20%	16.41%	21.79%	-2.82%	13.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,624	$13,081	$11,685	$11,143	$9,543	$10,075
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.45%	1.87%	2.23%	2.27%	2.10%
Portfolio Turnover Rate[3]	11%	35%	60%	37%[4]	44%[4]	37%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 3%, 15%, 12%, 6%, 10%, and 11%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Notes to Financial Statements
Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

Balanced Index Fund
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual

Balanced Index Fund
commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,886,000, representing less than 0.01% of the fund’s net assets and 0.75% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Balanced Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	28,910,069	5	208	28,910,282
Preferred Stocks	150	—	—	150
U.S. Government and Agency Obligations	—	13,344,156	—	13,344,156
Asset-Backed/Commercial Mortgage-Backed Securities	—	516,428	—	516,428
Corporate Bonds	—	5,371,760	—	5,371,760
Sovereign Bonds	—	707,238	—	707,238
Taxable Municipal Bonds	—	141,112	—	141,112
Temporary Cash Investments	223,219	—	—	223,219
Total	29,133,438	20,080,699	208	49,214,345

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,824	—	—	1,824
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	32,285,292
Gross Unrealized Appreciation	19,947,051
Gross Unrealized Depreciation	(3,019,822)
Net Unrealized Appreciation (Depreciation)	16,927,229
D.  During the six months ended June 30, 2022, the fund purchased $1,353,543,000 of investment securities and sold $1,632,509,000 of investment securities, other than U.S. government securities and U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $4,733,669,000 and $4,610,637,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $134,397,000 and sales were $43,024,000, resulting in net realized gain of $1,678,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
E.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,076	201	21,148	451
Issued in Lieu of Cash Distributions	3,217	74	10,264	215
Redeemed	(39,652)	(897)	(81,936)	(1,733)
Net Increase (Decrease)—Investor Shares	(27,359)	(622)	(50,524)	(1,067)
Admiral Shares
Issued	2,622,542	58,166	7,965,098	169,983
Issued in Lieu of Cash Distributions	480,988	11,034	1,350,727	28,295
Redeemed	(3,761,767)	(84,802)	(6,013,607)	(127,765)
Net Increase (Decrease)—Admiral Shares	(658,237)	(15,602)	3,302,218	70,513

Balanced Index Fund
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	711,459	16,216	1,878,470	40,400
Issued in Lieu of Cash Distributions	142,481	3,270	400,891	8,403
Redeemed	(951,786)	(21,744)	(2,127,823)	(45,456)
Net Increase (Decrease)—Institutional Shares	(97,846)	(2,258)	151,538	3,347
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	1,577,472	NA1	NA1	(51)	(65)	1,309	—	223,219
Vanguard Total Bond Market ETF	31,814	—	—	—	(3,563)	260	22	28,251
Total	1,609,286	—	—	(51)	(3,628)	1,569	22	251,470
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Valley Forge Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Balanced Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q022 082022

Semiannual Report  |  June 30, 2022
Vanguard Managed Allocation Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Managed Allocation Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Managed Allocation Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2022
Managed Allocation Fund	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$889.20	$1.26
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.46	1.35
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying fund's annualized expense figure for that period is 0.27%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Managed Allocation Fund
Underlying Vanguard Funds
As of June 30, 2022
Vanguard Total International Stock Index Fund Investor Shares	22.9%
Vanguard Total Stock Market Index Fund Investor Shares	16.9
Vanguard Total Bond Market II Index Fund Investor Shares	12.0
Vanguard Commodity Strategy Fund AdmiralTM Shares	7.0
Vanguard Alternative Strategies Fund Investor Shares	6.8
Vanguard Value Index Fund Investor Shares	6.5
Vanguard Small-Cap Value Index Fund Admiral Shares	5.8
Vanguard Market Neutral Fund Investor Shares	5.1
Vanguard Dividend Appreciation Index Fund Admiral Shares	3.6
Vanguard High Dividend Yield Index Fund Admiral Shares	3.1
Vanguard Emerging Markets Bond Fund Investor Shares	2.7
Vanguard Global Minimum Volatility Fund Investor Shares	2.7
Vanguard Total International Bond Index Fund Investor Shares	2.6
Vanguard Emerging Markets Stock Index Fund Investor Shares	2.3
The table reflects the fund's investments, except for short-term investments.
3

Managed Allocation Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (99.9%)
U.S. Stock Funds (35.8%)
Vanguard Total Stock Market Index Fund Investor Shares	2,203,101	202,135
Vanguard Value Index Fund Investor Shares	1,520,253	78,141
Vanguard Small-Cap Value Index Fund Admiral Shares	1,081,053	69,598
Vanguard Dividend Appreciation Index Fund Admiral Shares	1,094,868	42,612
Vanguard High Dividend Yield Index Fund Admiral Shares	1,227,606	37,626
		430,112
Global Stock Fund (2.7%)
Vanguard Global Minimum Volatility Fund Investor Shares	2,370,298	32,332
International Stock Funds (25.3%)
Vanguard Total International Stock Index Fund Investor Shares	16,659,396	275,213
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,070,492	28,186
		303,399
U.S. Bond Fund (12.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	14,657,693	143,499
International Bond Funds (5.3%)
Vanguard Emerging Markets Bond Fund Investor Shares	3,597,000	32,805
Vanguard Total International Bond Index Fund Investor Shares	3,144,600	31,131
		63,936
Alternative Funds (18.8%)
Vanguard Commodity Strategy Fund Admiral Shares	2,628,880	83,493
Vanguard Alternative Strategies Fund Investor Shares	4,719,648	81,839
Vanguard Market Neutral Fund Investor Shares	5,144,823	60,760
		226,092
Total Investment Companies (Cost $1,023,034)		1,199,370
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 1.417% (Cost $479)	4,790	479
Total Investments (100.0%) (Cost $1,023,513)		1,199,849
Other Assets and Liabilities—Net (0.0%)		289
Net Assets (100%)		1,200,138
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Managed Allocation Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,023,513)	1,199,849
Receivables for Investment Securities Sold	908
Receivables for Accrued Income	417
Receivables for Capital Shares Issued	501
Total Assets	1,201,675
Liabilities
Payables for Investment Securities Purchased	418
Payables for Capital Shares Redeemed	1,119
Total Liabilities	1,537
Net Assets	1,200,138
At June 30, 2022, net assets consisted of:

Paid-in Capital	1,009,801
Total Distributable Earnings (Loss)	190,337
Net Assets	1,200,138

Net Assets
Applicable to 74,028,216 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,200,138
Net Asset Value Per Share	$16.21
See accompanying Notes, which are an integral part of the Financial Statements.
5

Managed Allocation Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	10,035
Net Investment Income—Note B	10,035
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	119
Affiliated Funds Sold	4,461
Realized Net Gain (Loss)	4,580
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(165,908)
Net Increase (Decrease) in Net Assets Resulting from Operations	(151,293)
See accompanying Notes, which are an integral part of the Financial Statements.
6

Managed Allocation Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,035	49,793
Realized Net Gain (Loss)	4,580	42,975
Change in Unrealized Appreciation (Depreciation)	(165,908)	79,354
Net Increase (Decrease) in Net Assets Resulting from Operations	(151,293)	172,122
Distributions
Total Distributions	(11,698)	(93,869)
Capital Share Transactions
Issued	126,630	194,769
Issued in Lieu of Cash Distributions	7,975	56,654
Redeemed	(134,995)	(268,983)
Net Increase (Decrease) from Capital Share Transactions	(390)	(17,560)
Total Increase (Decrease)	(163,381)	60,693
Net Assets
Beginning of Period	1,363,519	1,302,826
End of Period	1,200,138	1,363,519
See accompanying Notes, which are an integral part of the Financial Statements.
7

Managed Allocation Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019[1]	2018[1]	2017[1]
Net Asset Value, Beginning of Period	$18.39	$17.33	$17.00	$15.68	$19.11	$17.54
Investment Operations
Net Investment Income[2]	.135	.687	.265	.431	.395	.358
Capital Gain Distributions Received[2]	.002	.017	.020	.107	.056	.011
Net Realized and Unrealized Gain (Loss) on Investments	(2.159)	1.665	.839	1.877	(1.502)	1.919
Total from Investment Operations	(2.022)	2.369	1.124	2.415	(1.051)	2.288
Distributions
Dividends from Net Investment Income	—	(.688)	(.235)	(.535)	(.394)	(.394)
Distributions from Realized Capital Gains	(.158)	(.621)	(.559)	(.354)	(.996)	(.024)
Return of Capital	—	—	—	(.206)	(.989)	(.300)
Total Distributions	(.158)	(1.309)	(.794)	(1.095)	(2.379)	(.718)
Net Asset Value, End of Period	$16.21	$18.39	$17.33	$17.00	$15.68	$19.11
Total Return	-11.08%	13.77%	6.89%	15.64%	-5.67%	13.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,200	$1,364	$1,303	$1,869	$1,760	$2,089
Ratio of Total Expenses to Average Net Assets	—	—	—	0.02%	0.03%	0.02%
Acquired Fund Fees and Expenses	0.27%	0.31%	0.28%	0.30%	0.29%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.55%	3.69%	1.65%	2.57%	2.11%	1.95%
Portfolio Turnover Rate	9%	16%	33%	19%	17%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Prepared on a consolidated basis through the fiscal year ended December 31, 2019, to include activity associated with Vanguard MPF Portfolio, which was held by the fund until June 27, 2019.
2	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Managed Allocation Fund
Notes to Financial Statements
Vanguard Managed Allocation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in Vanguard mutual funds and other investments according to an asset allocation strategy designed to provide shareholders with capital appreciation and income from their investments in the fund. Financial Statements and other information about each underlying fund are available on www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the
9

Managed Allocation Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended June 30, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,024,088
Gross Unrealized Appreciation	224,995
Gross Unrealized Depreciation	(49,234)
Net Unrealized Appreciation (Depreciation)	175,761
10

Managed Allocation Fund
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	7,161	10,488
Issued in Lieu of Cash Distributions	444	3,091
Redeemed	(7,706)	(14,607)
Net Increase (Decrease) in Shares Outstanding	(101)	(1,028)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2022 Market Value ($000)
Vanguard Alternative Strategies Fund	108,406	—	29,475	(5,417)	8,325	—	—	81,839
Vanguard Commodity Strategy Fund	103,169	335	37,106	6,962	10,133	—	—	83,493
Vanguard Dividend Appreciation Index Fund	47,857	3,961	1,000	(23)	(8,183)	409	—	42,612
Vanguard Emerging Markets Bond Fund	40,342	771	—	—	(8,308)	770	—	32,805
Vanguard Emerging Markets Stock Index Fund	33,753	261	625	(32)	(5,171)	262	—	28,186
Vanguard Global Minimum Volatility Fund	35,033	—	—	—	(2,701)	—	—	32,332
Vanguard High Dividend Yield Index Fund	41,081	1,560	1,166	(27)	(3,822)	561	—	37,626
Vanguard Market Liquidity Fund	971	NA1	NA1	—	—	1	—	479
Vanguard Market Neutral Fund	74,745	316	19,659	3,213	2,145	—	—	60,760
Vanguard Small-Cap Value Index Fund	81,938	4,615	3,661	61	(13,355)	621	—	69,598
Vanguard Total Bond Market II Index Fund	157,493	9,650	5,109	(835)	(17,700)	1,513	119	143,499
Vanguard Total International Bond Index Fund	50,960	3,141	18,976	894	(4,888)	137	—	31,131
11

Managed Allocation Fund
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2022 Market Value ($000)
Vanguard Total International Stock Index Fund	329,776	15,307	5,679	(400)	(63,791)	3,497	—	275,213
Vanguard Total Stock Market Index Fund	190,277	62,005	—	—	(50,147)	1,348	—	202,135
Vanguard Value Index Fund	68,299	20,750	2,528	65	(8,445)	916	—	78,141
Total	1,364,100	122,672	124,984	4,461	(165,908)	10,035	119	1,199,849
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
12

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Managed Allocation Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board considered the advisory expenses of each of the underlying funds in which the fund invests and noted that each of the underlying funds has advisory expenses below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
13

The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Valley Forge Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Managed Allocation Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
15

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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All rights reserved.
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Q14972 082022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)    Not applicable.

(a)(2)   Certifications filed herewith.

(b)         Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 22, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.